UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

Eight Tower Bridge
161 Washington Street, Suite 1111
Conshohocken, PA 19428
Registrant's telephone number, including area code:
(215) 956-8129
Date of fiscal year end:
December 31, 2025
Date of reporting period:
January 1, 2025 to December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Penn Series Funds, Inc.
Aggressive Allocation Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$35	0.33%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Aggressive Allocation Fund returned 12.50% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Small Cap Growth, Quality Bond and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, mid-cap value stocks and large-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Core Growth and Large Cap Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Aggressive Allocation Fund	12.50%	7.44%	8.45%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$55,675,188
Total number of portfolio holdings	20
Total advisory fee paid	$67,940
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series International Equity Fund	7.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Balanced Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$21	0.20%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Balanced Fund returned 13.37% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the S&P 500® Index’s return of 17.88% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
The Fund’s fixed income allocation, the Penn Series Quality Bond Fund, was the top contributor to performance. Outperformance was driven primarily by an overweight in the mortgage-backed securities (MBS) and collateralized mortgage-backed securities (CMBS) sectors, along with an underweight to Treasuries.
Top Detractors From Performance
There were no significant detractors from performance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Balanced Fund	13.37%	8.25%	9.58%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$80,253,347
Total number of portfolio holdings	3
Total advisory fee paid	N/A
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	39.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Conservative Allocation Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$36	0.35%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Conservative Allocation Fund returned 8.49% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and high-yield bonds were the top contributors. Both developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks. High-yield bonds exceeded the performance of the U.S. Aggregate Bond Index, supported by spread tightening and their higher income profile.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, short-duration bonds and large-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Declining interest rates weighed on the performance of short-duration bonds. Value stocks underperformed growth stocks, largely reflecting the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series Flexibly Managed, Mid Core Value and Large Core Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Conservative Allocation Fund	8.49%	3.34%	4.39%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$40,896,036
Total number of portfolio holdings	10
Total advisory fee paid	$50,661
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	61.4%
Penn Series Index 500 Fund	8.8%
Penn Series Limited Maturity Bond Fund	8.8%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Penn Series Mid Core Value Fund	0.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Developed International Index Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$106	0.92%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Developed International Index Fund returned 30.60% for the twelve-months ended December 31, 2025. During the same period, the MSCI EAFE Index, the Fund's broad-based benchmark, returned 31.22%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were ASML, Banco Santander and HSBC. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials and industrials.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were Novo Nordisk, CSL Limited and Recruit Holdings. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and real estate.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Developed International Index Fund	30.60%	8.01%	7.49%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	31.22%	8.92%	8.18%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$94,728,319
Total number of portfolio holdings	706
Total advisory fee paid (net of waivers)	$240,331
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle S.A.	1.2%
SAP S.E.	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Emerging Markets Equity Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$160	1.40%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Emerging Markets Equity Fund returned 28.31% for the twelve-months ended December 31, 2025. During the same period, the MSCI Emerging Markets Index, the Fund's broad-based benchmark, returned 33.57%.
Top Contributors To Performance
SK Hynix Inc. continued to benefit from a strong capex cycle as the company reported record quarterly profits on strong high bandwidth memory sales. Management gave bullish guidance, indicating that memory capacity will likely be tight through 2027. As artificial intelligence capex remains robust, Taiwan Semiconductor Manufacturing Company Limited rallied as it continues to benefit from its position as the leading global foundry. The company beat both top line and margin expectations and delivered record net profit. Tencent Holdings Limited growth was strong across its key segments, with strong gaming revenue in both domestic and international games. Ad growth also accelerated, driven by high ad impressions.
Top Detractors From Performance
TAV Havalimanlari Holdings A.S., a manager of airport terminals and concessions in Turkey, declined due to a weak lira and political uncertainty. COSMAX Inc., the leading Korean cosmetics company, reported somewhat disappointing sales growth in China, which is one-quarter of its revenues. Given better opportunities elsewhere, we sold our position in COSMAX to fund other purchases. Bharat Electronics Limited is a leading defense electronics contractor in India. The stock has meaningfully outperformed year-to-date, and the company announced strong earnings in July, with historically high profit margins. The shares gave up some of their strong year-to-date gains following the report.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	28.31%	(1.92)%	3.44%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	33.57%	4.20%	8.42%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$65,899,212
Total number of portfolio holdings	45
Total advisory fee paid	$568,130
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings Ltd.	7.0%
SK hynix, Inc.	5.1%
AIA Group Ltd.	4.2%
Samsung Electronics Co., Ltd.	4.1%
Eurobank S.A.	3.6%
Eicher Motors Ltd.	3.1%
Bharti Airtel Ltd.	3.1%
PriceSmart, Inc.	2.9%
Bharat Electronics Ltd.	2.8%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Flexibly Managed Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$92	0.87%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Flexibly Managed Fund returned 11.96% for the twelve-months ended December 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 17.88%.
Top Contributors To Performance
The consumer staples sector contributed to relative performance due to an underweight allocation. In addition, the industrials and business services sectors also aided relative performance as a result of an underweight allocation.
Top Detractors From Performance
The health care sector detracted from relative performance due to unfavorable stock selection, including Becton, Dickinson and Company. In addition, the information technology sector weighed on relative performance owing to unfavorable stock selection, although the effect was partially offset by an overweight allocation.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Flexibly Managed Fund	11.96%	9.19%	11.03%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$5,024,911,517
Total number of portfolio holdings	211
Total advisory fee paid	$34,892,117
Portfolio turnover rate	124%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
U.S. Treasury Notes 3.625%, 10/31/30	3.6%
U.S. Treasury Notes 3.500%, 11/30/30	3.3%
U.S. Treasury Notes 3.875%, 07/31/30	3.2%
Becton Dickinson & Co.	2.6%
Revvity, Inc.	2.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2 Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
High Yield Bond Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$75	0.72%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series High Yield Bond Fund returned 8.87% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%, while the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, the Fund's performance benchmark, returned 8.78%.
Top Contributors To Performance
The Fund delivered strong performance in a year marked by robust returns within the asset class. Throughout the period, the Fund strategically increased credit risk and extended portfolio duration to enhance income generation and capitalize on total return opportunities. Credit selection was a significant contributor to overall returns. Prime Healthcare Services, one of the nation’s largest health systems, was the Fund’s top contributor to performance. Other notable contributors included Nielsen, Lifepoint Health and Civitas Resources.
Top Detractors From Performance
Venture Global, the Fund’s top detractor, lost a significant arbitration claim that affected the company’s performance in 2025, leading investors to adopt a more cautious forward‑looking view. We remain positive about the situation and have reaffirmed our confidence in the credit.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
High Yield Bond Fund	8.87%	5.17%	6.87%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$122,897,622
Total number of portfolio holdings	100
Total advisory fee paid	$566,811
Portfolio turnover rate	115%
Weighted Average Maturity	2.2 Years
Effective Duration	3.3 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	94.9%
Money Market Funds	2.3%
Loan Agreements	2.3%
Asset Backed Securities	0.5%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Index 500 Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$37	0.34%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Index 500 Fund returned 17.47% for the twelve-months ended December 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 17.88%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were NVIDIA Corp., Microsoft Corp. and Alphabet Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were information technology and communication services.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were UnitedHealth Group Inc., Salesforce Inc., and Fiserv Inc. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and real estate.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Index 500 Fund	17.47%	14.07%	14.48%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$927,643,728
Total number of portfolio holdings	505
Total advisory fee paid	$1,093,210
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
International Equity Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$112	1.07%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series International Equity Fund returned 8.87% for the twelve-months ended December 31, 2025. During the same period, the MSCI ACWI ex-U.S. Index, the Fund's broad-based benchmark, returned 32.39%.
Top Contributors To Performance
Tencent Holdings Limited rallied strongly during 2025, benefiting from growth across both its domestic and international gaming segments, with games such as Clash Royale gaining in popularity. The company has also benefited from strong advertising growth. Shares of Rheinmetall AG rallied, benefiting from the European Union’s commitment to higher defense spending in response to the Trump administration's second term. Galderma Group AG benefited from its atopic dermatitis product, as well as its injectable Botox equivalent, Dysport. The company has seen both strong sales growth and margin expansion.
Top Detractors From Performance
Shares of the chemical company IMCD N.V. declined after the CEO exited and revenues were weaker than expected. We exited the position in favor of opportunities with more attractive risk-reward profiles. Shares of Novo Nordisk A/S sold off as competition from Eli Lilly and other compounders increased. We exited the position as the company’s growth became less predictable. SLB shares declined with the broader energy sector, but we exited our position in favor of companies with more attractive risk-reward profiles.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
International Equity Fund	8.87%	3.09%	6.49%
MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	32.39%	7.91%	8.41%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$215,532,682
Total number of portfolio holdings	46
Total advisory fee paid	$1,818,794
Portfolio turnover rate	216%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Galderma Group AG	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.7%
NatWest Group PLC	4.3%
Royal Bank of Canada	4.2%
Siemens Energy AG	4.0%
Prudential PLC	3.8%
Terna - Rete Elettrica Nazionale	3.7%
Games Workshop Group PLC	3.6%
Safran S.A.	3.4%
National Grid PLC	3.4%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Growth Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$87	0.83%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Growth Fund returned 9.80% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
An underweight position within the consumer discretionary sector was a primary contributor to relative performance, led by the Fund’s underweight position in Amazon. Stocks in other sectors that benefited relative returns included an overweight position in Amphenol, holdings in Taiwan Semiconductor Manufacturing, and an underweight position in Apple.
Top Detractors From Performance
A combination of stock selection and an underweight position within the information technology sector was a primary detractor from relative performance. Within this sector, holdings in Accenture and not owning Broadcom weakened relative results. An underweight position in NVIDIA also dampened relative results. Stock selection and an overweight position within the financials sector also hurt relative performance, led by an overweight position in Fiserv. Stock selection within both the health care and industrials sectors further detracted from relative results.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Cap Growth Fund	9.80%	9.93%	14.12%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$71,700,704
Total number of portfolio holdings	54
Total advisory fee paid	$375,783
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.8%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	3.9%
Visa, Inc., Class A	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.5%
Amphenol Corp., Class A	3.4%
Accenture PLC, Class A	3.3%
Aon PLC, Class A	2.7%
TransUnion	2.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$98	0.93%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Value Fund returned 10.00% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 15.91%.
Top Contributors To Performance
Philip Morris International contributed to performance following its consistent growth in its smokeless business. RTX contributed as well, benefiting from the commercial aerospace cycle and experiencing tailwinds from Europe’s rearmament, as the EU increases defense spending as a percentage of GDP. UnitedHealth Group contributed due to hopes for improved Medicare Advantage reimbursement rates under the current administration.
Top Detractors From Performance
An underweight position in Alphabet Inc. detracted from performance as shares rose on improved sentiment around the company’s fundamentals and long-term competitive positioning in artificial intelligence (AI), supported by momentum from Gemini and post-regulatory normalization. Fiserv detracted as well in the wake of continued management missteps which included sweeping personnel changes. The company also missed 3Q25 earnings and slashed guidance. Accenture detracted and experienced a noticeable decline in overall bookings. The company’s substantial involvement with the U.S. government was another noteworthy factor in the stock’s underperformance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Cap Value Fund	10.00%	11.11%	9.71%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$160,759,974
Total number of portfolio holdings	76
Total advisory fee paid	$1,076,840
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc., Class B	3.9%
RTX Corp.	3.5%
Alphabet, Inc., Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Growth Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$89	0.85%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Growth Fund returned 8.65% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
Top contributors to performance were Taiwan Semiconductor Manufacturing Company (TSMC) and underweight positions in Apple and VeriSign. TSMC, the largest semiconductor maker in the world, benefited from advancements in semiconductors and growth in data centers. The company has unique expertise and is at the forefront of manufacturing advanced chips. Apple is an underweight position due to less attractive growth prospects. VeriSign, the registrar for .com and .net domains, recovered in 2025 after a period of concern over slowing domain registrations and unfavorable industry dynamics, and we exited the stock.
Top Detractors From Performance
The largest detractors from performance were UnitedHealth Group, Salesforce and Equinix. UnitedHealth Group, the largest U.S. health insurer, faced a tumultuous year that included headline pressure and fundamental missteps that weighed on margins. The stock recovered some losses later in the year as investors determined many issues were transitory and the former CEO returned. Salesforce was pressured as application software companies were put in the artificial intelligence (AI) disruption bucket by the market. Our research still supports the thesis that customers favor AI solutions from Salesforce over creating them in-house, which would present many challenges. Equinix, a datacenter REIT with unique assets, was down as investors realized the return on recent capital expenditures will be longer duration than expected when compared to history. We sold the stock, but continue to follow it closely.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Core Growth Fund	8.65%	(4.17)%	9.51%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$136,011,734
Total number of portfolio holdings	37
Total advisory fee paid	$775,999
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.7%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.1%
Intuit, Inc.	3.1%
Danaher Corp.	3.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$95	0.90%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Value Fund returned 12.18% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 15.91%.
Top Contributors To Performance
Stock selection within financials was the largest contributor for the year, particularly within capital markets and insurance companies. Information technology stock selection was positive, as were results within energy and real estate. Underweights to consumer staples and real estate were additive, and an overweight to utilities was also positive.
Top Detractors From Performance
In 2025, and over the last three years in totality, we have seen macro factors create meaningful pressure on the Fund’s returns. Large size, strong momentum, high volatility, and high beta stocks have outperformed, making for a top-heavy market and creating headwinds for our quality-value strategy. Earnings quality has also underperformed. Against this backdrop, the Fund underperformed for the year. Overall stock selection was the primary driver of relative underperformance, while sector allocation was also negative. Selection results within industrials were the top detractor, attributable largely to a professional staffing company that underperformed and impacted performance for much of the year. Stock selection within health care, consumer staples, and communication services, along with underweights to information technology and communication services, also contributed to underperformance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Core Value Fund	12.18%	10.30%	9.86%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$129,660,991
Total number of portfolio holdings	64
Total advisory fee paid	$805,186
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Micron Technology, Inc.	2.8%
The Charles Schwab Corp.	2.8%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.5%
Cisco Systems, Inc.	2.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Growth Stock Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$99	0.92%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Growth Stock Fund returned 15.28% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
An underweight allocation to the consumer staples sector contributed to relative performance during the period. In addition, the industrials and business services sectors further aided relative returns, driven by favorable stock selection, including the position in GE Aerospace.
Top Detractors From Performance
The consumer discretionary sector detracted from relative performance, primarily due to unfavorable stock selection, including the position in Chipotle Mexican Grill. The health care sector also weighed on relative performance, largely due to stock selection, including the position in UnitedHealth Group.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Growth Stock Fund	15.28%	9.08%	13.87%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$376,680,617
Total number of portfolio holdings	70
Total advisory fee paid	$2,468,310
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	13.9%
Microsoft Corp.	11.9%
Apple, Inc.	10.5%
Alphabet, Inc., Class A	6.7%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.6%
Tesla, Inc.	3.1%
Visa, Inc., Class A	2.7%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2  Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Limited Maturity Bond Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$76	0.74%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Limited Maturity Bond Fund returned 6.16% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%, while the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, the Fund's performance benchmark, returned 5.35%.
Top Contributors To Performance
Performance over the past year was led by securitized overweights. An overweight to agency mortgage‑backed securities (agency MBS) and commercial mortgage-backed securities (CMBS) contributed to performance, as carry and tighter spreads outpaced the benchmark’s minimal exposure.
Spread tightening in investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yields across most sectors contributed to spread tightening throughout the year.
Top Detractors From Performance
An underweight in agency and Treasury securities modestly detracted from performance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	6.16%	2.84%	2.84%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	5.35%	1.97%	2.09%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$69,799,561
Total number of portfolio holdings	53
Total advisory fee paid (net of waivers)	$309,825
Portfolio turnover rate	31%
Weighted Average Maturity	7.0 Years
Effective Duration	1.8 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Asset Backed Securities	31.8%
Corporate Bonds	30.9%
Residential Mortgage Backed Securities	28.2%
Commercial Mortgage Backed Securities	7.5%
Money Market Funds	1.6%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Growth Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$96	0.96%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Growth Fund returned 0.85% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Growth Index, the Fund's performance benchmark, returned 8.66%.
Top Contributors To Performance
Coherent Corp., the largest contributor to the Fund’s relative performance, specializes in the development, manufacturing, and marketing of materials, opto-electronic components, and lasers for various markets across industrial, communications, electronics, and instrumentation. Howmet Aerospace Inc., another top contributor, specializes in the development and manufacturing of lightweight metal products for the aerospace and defense industries. IDEXX Laboratories, Inc. also contributed to relative performance. The company engages in the development, manufacture, and distribution of products and services for the animal veterinary, livestock and poultry, dairy, and water testing markets.
Top Detractors From Performance
Floor & Decor Holdings, Inc., a top detractor from relative performance, engages in the retailing of hard surface flooring and related accessories. Trex Company, Inc., another top detractor, offers wood-alternative decking and railing. Its products include deck framing and drainage, outdoor lighting, furniture, pergolas and outdoor kitchens, fencing, collections, and accessory hardware. Pool Corporation also detracted from performance. The company engages in the wholesale distribution of swimming pool supplies, equipment, and related leisure products.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Cap Growth Fund	0.85%	(0.01)%	10.83%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.49%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$118,899,874
Total number of portfolio holdings	62
Total advisory fee paid	$863,026
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
IDEXX Laboratories, Inc.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	2.9%
Cloudflare, Inc., Class A	2.8%
CoStar Group, Inc.	2.7%
Datadog, Inc., Class A	2.5%
LPL Financial Holdings, Inc.	2.4%
Fastenal Co.	2.3%
Insulet Corp.	2.3%
Howmet Aerospace, Inc.	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$86	0.83%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Value Fund returned 6.80% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 11.05%.
Top Contributors To Performance
Relative contributors to performance included BWX Technologies, the sole supplier of nuclear power systems to the U.S. Navy. The company has received increased attention from investors due to both the outlook for increased military spending and its potential role in the development of small-scale nuclear facilities to power data centers. Longtime holding Casey’s General Stores, another positive contributor, owns and operates gas stations and convenience stores mostly in smaller communities, where it has established a strong competitive footprint. The company has delivered very strong earnings growth, aided by its expanding store footprint.
Top Detractors From Performance
Relative performance was hindered by our position in Bath & Body Works. The specialty retailer reported disappointing revenue growth and reduced guidance, reflecting both cautious spending and operational issues that need to be addressed. We significantly reduced our holdings given our concerns over poor execution by management. Westlake Corporation was another relative detractor from performance. This low-cost supplier of petrochemicals, polyvinyl chloride (PVC) pipe, and other residential building products missed its first-quarter earnings targets as higher raw-material costs pressured margins.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Cap Value Fund	6.80%	8.69%	6.16%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$84,605,575
Total number of portfolio holdings	73
Total advisory fee paid (net of waivers)	$458,726
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Alliant Energy Corp.	2.6%
Casey's General Stores, Inc.	2.5%
Expand Energy Corp.	2.3%
Everest Group Ltd.	2.2%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Entergy Corp.	2.2%
Wintrust Financial Corp.	2.1%
TransUnion	2.1%
Selective Insurance Group, Inc.	2.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Core Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$109	1.04%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Core Value Fund returned 8.68% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 11.05%.
Top Contributors To Performance
Stock selection in the industrials sector supported relative performance due in part to the Fund’s positions in Oshkosh and Cummins. Additionally, stock selection in specialized REITs supported relative performance in the real estate sector.
Among individual holdings, Teradyne was a relative contributor. This semiconductor test company delivered strong earnings with sales and profit hitting the top end of the guidance range. Teradyne benefits from robust artificial intelligence testing demand across all its segments.
Top Detractors From Performance
Stock selection in the information technology sector weighed on relative performance. The portfolio was underweight to the sector, which has continued to benefit from ample artificial intelligence-related capital expenditures. Stock selection in the materials sector also weighed on relative performance.
Graphic Packaging Holding was a notable individual detractor. Shares of this consumer goods packaging company slumped due to weak volumes, and as a result, the company cut its guidance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Core Value Fund	8.68%	8.65%	8.96%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$65,600,820
Total number of portfolio holdings	122
Total advisory fee paid	$498,651
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.8%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Becton Dickinson & Co.	1.6%
Labcorp Holdings, Inc.	1.6%
Kenvue, Inc.	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderate Allocation Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$32	0.30%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderate Allocation Fund returned 11.17% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Mid Cap Growth and Large Cap Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderate Allocation Fund	11.17%	5.59%	6.97%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$186,228,412
Total number of portfolio holdings	20
Total advisory fee paid	$229,819
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	29.8%
Penn Series Index 500 Fund	20.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	5.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	3.9%
Penn Series Large Growth Stock Fund	3.0%
Penn Series International Equity Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Aggressive Allocation Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$32	0.30%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Aggressive Allocation Fund returned 12.00% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Quality Bond, Small Cap Growth and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Core Growth and Large Cap Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund	12.00%	7.02%	8.10%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$189,395,950
Total number of portfolio holdings	20
Total advisory fee paid	$231,843
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.9%
Penn Series Quality Bond Fund	14.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	5.9%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Growth Stock Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Mid Core Value Fund	3.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Conservative Allocation Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$34	0.32%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Conservative Allocation Fund returned 9.52% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and high-yield bonds were the top contributors. Both developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks. High-yield bonds outperformed the U.S. Aggregate Bond Index, supported by spread tightening and their higher income profile.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Cap Value and Flexibly Managed Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderately Conservative Allocation Fund	9.52%	4.64%	5.76%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$71,364,189
Total number of portfolio holdings	15
Total advisory fee paid	$86,842
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.5%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	5.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	2.9%
Penn Series Large Core Value Fund	2.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Money Market Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$59	0.58%
Key Fund Statistics
Fund net assets	$113,088,626
Total number of portfolio holdings	13
Total advisory fee paid	$412,042
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Bills 3.855%, 01/02/26	8.8%
Tennessee Valley Authority 3.646%, 01/21/26	8.8%
Federal National Mortgage 3.643%, 01/23/26	8.8%
U.S. Treasury Bills 3.556%, 03/05/26	8.8%
Freddie Mac Discount Notes 3.633%, 03/09/26	8.8%
Federal Home Loan Banks 3.653%, 03/11/26	7.0%
Federal Farm Credit Banks 3.640%, 02/04/26	6.6%
Federal Home Loan Banks 3.690%, 02/20/26	6.6%
Freddie Mac Discount Notes 3.705%, 01/26/26	6.2%
Federal National Mortgage 3.598%, 02/09/26	4.4%
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Quality Bond Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$71	0.68%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Quality Bond Fund returned 7.56% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%.
Top Contributors To Performance
Following significant volatility early in 2025 surrounding the implementation of tariffs, fixed income markets quickly rebounded. The Federal Reserve resumed interest-rate cuts in September as inflation signals eased and the labor market appeared to soften. The portfolio’s overweight in spread products contributed to excess returns versus the benchmark. Overweights in residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) were the principal drivers. We maintained duration consistent with the benchmark, along with curve positioning that benefited from the steepening of the Treasury curve.
Top Detractors From Performance
Investment-grade (IG) and high-yield corporate exposures provided essentially flat excess returns relative to the index, lagging the other sectors in the portfolio, particularly the strong performance of structured products.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Quality Bond Fund	7.56%	0.17%	2.67%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$347,257,344
Total number of portfolio holdings	126
Total advisory fee paid	$1,578,746
Portfolio turnover rate	30%
Weighted Average Maturity	11.4 Years
Effective Duration	6.0 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	40.8%
Corporate Bonds	24.5%
Commercial Mortgage Backed Securities	12.5%
U.S. Treasury Obligations	11.6%
Asset Backed Securities	9.7%
Municipal Bonds	0.8%
Money Market Funds	0.1%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.

Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Real Estate Securities Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$98	0.97%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Real Estate Securities Fund returned 2.30% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the FTSE NAREIT All Equity REITs Index, the Fund's performance benchmark, returned 2.27%.
Top Contributors To Performance
Stock selection and an overweight in the health care sector aided relative performance, led by an overweight in Welltower, which rallied on strong senior housing operating fundamentals. Not owning Alexandria Real Estate Equities was also beneficial, as the stock declined significantly after the company’s earnings fell short of expectations. An underweight in the apartment sector aided performance as well. While supply is broadly turning more supportive, the magnitude and duration of challenges within the Sunbelt region remain to be seen. Stock selection in offices further aided performance, and the timing of an allocation to Kilroy Realty was beneficial.
Top Detractors From Performance
An underweight and stock selection in industrial REITs detracted from performance, as the sector outperformed amid optimism about a rebound in demand. An overweight in cold-storage operator Americold Realty Trust also hindered performance. The company has been contending with weakening occupancy trends, with supply not expected to peak until next year. An overweight in single-family homes for rent also hindered performance, as the sector lagged amid a step-down in interest rates during the year. An underweight in regional malls detracted, as the sector benefited from signs of resilient consumer spending.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Real Estate Securities Fund	2.30%	5.33%	6.08%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	2.27%	4.85%	5.77%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$93,983,988
Total number of portfolio holdings	43
Total advisory fee paid	$688,429
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	11.8%
Digital Realty Trust, Inc.	7.9%
Crown Castle, Inc.	5.3%
Equinix, Inc.	4.9%
Prologis, Inc.	4.9%
Extra Space Storage, Inc.	4.7%
American Tower Corp.	4.5%
SBA Communications Corp.	4.2%
Iron Mountain, Inc.	3.8%
Agree Realty Corp.	3.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Growth Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$103	0.99%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Growth Fund returned 8.66% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Growth Index, the Fund's performance benchmark, returned 13.01%.
Top Contributors To Performance
Praxis Precision Medicines, a clinical-stage biopharmaceutical company, was a top contributor to performance. The company has gained increased attention from investors after reporting positive late-stage trial results for several products. Avidity Biosciences, another contributor, is developing next-generation therapies that target genetic drivers of diseases. We originally invested in Avidity because of our confidence in its differentiated pipeline and proprietary technology. Our conviction paid off when global pharmaceutical company Novartis announced its acquisition of Avidity, leading to a jump in the stock price.
Top Detractors From Performance
Relative performance was hindered by our investment in Shift4 Payments, a provider of payment processing technology solutions to the hospitality and live education sectors. The company reported slower-than-expected growth in payment volumes, which pressured its earnings growth. BellRing Brands, another detractor, is a leading supplier of branded ready-to-drink protein shakes. The stock declined after the company reported slightly slower-than-expected sales growth that it attributed to inventory clearing by retailers.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Growth Fund	8.66%	3.68%	10.14%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$93,966,199
Total number of portfolio holdings	129
Total advisory fee paid	$651,531
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.3%
Glaukos Corp.	2.2%
Avidity Biosciences, Inc.	1.9%
Crown Holdings, Inc.	1.7%
Rentokil Initial PLC, ADR	1.7%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
OSI Systems, Inc.	1.6%
Sensient Technologies Corp.	1.6%
CECO Environmental Corp.	1.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Index Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$75	0.71%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Index Fund returned 12.01% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Index, the Fund's performance benchmark, returned 12.81%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were EchoStar Corp., Credo Technology Group Holding Ltd and Bloom Energy Corp. On a sector level, the top contributors to the Fund’s performance during the reporting period were health care and industrials.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were SPS Commerce Inc., Vaxcyte Inc. and Six Flags Entertainment Corp. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and consumer staples.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Index Fund	12.01%	5.41%	8.91%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$80,515,157
Total number of portfolio holdings	1,930
Total advisory fee paid	$236,998
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Hecla Mining Co.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$102	0.97%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Value Fund returned 10.78% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Value Index, the Fund's performance benchmark, returned 12.59%.
Top Contributors To Performance
Precious metals mining company Coeur Mining was the top contributor to performance. It benefited from rising precious-metal prices, strong operational execution and reduced inflationary pressure. ESCO Technologies, Inc., an aerospace and industrials specialty component provider, was another top contributor. Its shares rose on robust revenue growth across the company’s Navy, commercial aerospace and utility end markets. ESCO also benefited from rising electricity demand, which drove increased capital expenditures. We view ESCO favorably due to its attractive valuation, experienced management team and exposure to defense and utility spending growth.
Top Detractors From Performance
ASGN, Inc., a professional staffing and IT consulting firm, was the top detractor from performance. The stock faced headwinds due to weaker defense bookings and ongoing IT spending pressures on the commercial side. We continue to like ASGN given its conservative balance sheet, strong cash flow generation and exposure to areas outside of traditional temporary staffing. Perella Weinberg Partners, a global investment bank, was another detractor. The stock declined due to disappointing earnings results consequent to a slowdown in M&A activity. We view the company as well-positioned for superior growth compared to its peers, given its more developed platforms, record M&A pipeline and attractive valuation.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Value Fund	10.78%	7.53%	8.12%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$143,166,479
Total number of portfolio holdings	186
Total advisory fee paid	$968,844
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
UMB Financial Corp.	1.5%
Commercial Metals Co.	1.4%
Atlantic Union Bankshares Corp.	1.3%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.2%
Ameris Bancorp	1.2%
Arcosa, Inc.	1.1%
Valley National Bancorp	1.1%
SPX Technologies, Inc.	1.1%
Taylor Morrison Home Corp.	1.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Growth Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$106	1.05%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Growth Fund returned 2.00% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2500® Growth Index, the Fund's performance benchmark, returned 10.31%.
Top Contributors To Performance
High-speed connectivity solutions provider Credo Technology Group Holding Ltd. (Credo) was the top contributor to performance. The stock rallied due to robust demand for Credo’s active electrical cable product, and for its digital signal processors and retimers, which gained solid traction. We believe its valuation remains attractive and see several catalysts for the stock. Coherent Corp., a manufacturer of optical materials and semiconductors, was another contributor. Its share price appreciated given accelerating demand for high-speed optical connectivity products for artificial intelligence data centers and communications infrastructure, record revenues and investor optimism surrounding new product launches.
Top Detractors From Performance
Monday.com Ltd., a cloud-based platform that allows users to create their own applications and project management software, was the top detractor from performance. The stock declined due to increased customer acquisition costs in the small and midsize business segment and bearish sentiment around software, and we sold our position. Rocket Lab Corp., a company that builds, launches, and operates rockets and spacecraft, was another top detractor. Although Rocket Lab’s shares appreciated, it was a detractor for the portfolio due to our entry timing. We ultimately exited our position in Rocket Lab in favor of other names in the portfolio with better risk-reward profiles.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
SMID Cap Growth Fund	2.00%	0.10%	10.46%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	10.31%	2.98%	10.55%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$67,061,711
Total number of portfolio holdings	95
Total advisory fee paid	$501,524
Portfolio turnover rate	129%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Natera, Inc.	2.1%
Jefferies Financial Group, Inc.	1.9%
Lattice Semiconductor Corp.	1.9%
Loar Holdings, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%
Penumbra, Inc.	1.8%
Coherent Corp.	1.7%
Merit Medical Systems, Inc.	1.7%
Planet Fitness, Inc., Class A	1.7%
Teradyne, Inc.	1.7%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Value Fund
annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$116	1.15%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Value Fund returned 2.60% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2500® Value Index, the Fund's performance benchmark, returned 12.73%.
Top Contributors To Performance
Top contributors to performance were Lumentum Holdings, Globus Medical and Invesco. Lumentum outperformed on strong June quarter results and raised guidance, driven by robust artificial intelligence (AI)-related demand for data centers. Globus Medical benefited from the successful integration of recent acquisitions, which drove margin improvements and expanded its product portfolio in spine and pain management. Shares of Invesco rose after the company started a process to convert its flagship QQQ trust from a unit investment trust to an open-ended mutual fund.
Top Detractors From Performance
Top detractors from performance were Bath & Body Works, Graphic Packaging and Integer Holdings Group. Bath & Body Works reported weaker-than-expected quarterly results and lowered its full-year outlook. Investors reacted negatively to near-term margin pressures and uncertainty around execution. Broader concerns about slowing consumer demand and promotional intensity in the retail sector further weighed on sentiment. Graphic Packaging’s performance was largely attributed to a downward revision in earnings guidance and ongoing margin pressures, driven by weaker volumes and increased competition in the packaging sector. Integer Holdings Group also detracted, largely driven by a downward revision to its full-year guidance, which stemmed from weaker-than-expected adoption of several new products and reduced customer forecasts.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
SMID Cap Value Fund	2.60%	8.36%	8.11%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	12.73%	10.02%	9.72%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$43,343,233
Total number of portfolio holdings	94
Total advisory fee paid	$374,056
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TechnipFMC PLC	1.7%
Jones Lang LaSalle, Inc.	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.6%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc., Class A	1.6%
The Hanover Insurance Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
BJ's Wholesale Club Holdings, Inc.	1.6%
C.H. Robinson Worldwide, Inc.	1.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Directors has determined that Ms. Rebecca C. Matthias, who serves on the Registrant’s audit committee, qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR.

3(a)(2) Ms. Matthias is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $596,565 for 2025 and $579,165 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

Audit Committee’s Pre-Approval Policies and Procedures. To the extent required by applicable law, pre-approval by the Audit Committee of the Penn Series Funds, Inc. (the “Company”) Board of Directors is required for all audit and permissible non-audit services rendered to the Company and all permissible non-audit services rendered to the investment adviser to the Company, Penn Mutual Asset Management, LLC (“PMAM”), or any other service providers controlling, controlled by or under common control with PMAM that provide ongoing services to the Company (“Related Entities”) that relate directly to the operations and financial reporting of the Company’s Funds. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for the Company may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or by the Audit Committee Chairman or other member of the Audit Committee as designated by the Audit Committee. The Policy sets forth the audit, audit-related, tax and all other services that are subject to general or specific pre-approval by the Audit Committee subject to specified expense limitations. The Policy provides that the Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor pursuant to the pre-approval provision of the Policy. Pursuant to the Policy, the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules and related guidance concerning auditor independence.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, and the Financial Highlights are attached herewith.

Penn Series
Funds, Inc.
■  2025 Annual Financials and Other Information
Available through Penn Mutual Variable Products

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Statements (Form N-CSR Item 7)

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Money Market Fund
Number of Shares	Value†
SHORT-TERM INVESTMENTS — 100.0%
MONEY MARKET FUNDS — 18.3%
Goldman Sachs Financial Square Funds - Government Fund Institutional Shares (seven-day effective yield 3.666%) (Cost $20,739,648)	20,739,648	$20,739,648
	Par (000)
U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Bills
3.855%, 01/02/26	$10,000	9,998,934
3.556%, 03/05/26	10,000	9,938,209
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,937,143)		19,937,143

AGENCY OBLIGATIONS — 64.1%
Federal Farm Credit Banks
3.640%, 02/04/26	7,500	7,474,358
3.662%, 03/02/26	2,769	2,752,248
Federal Home Loan Banks
3.690%, 02/20/26	7,500	7,461,875
3.653%, 03/11/26	8,000	7,944,494
3.597%, 03/23/26	5,000	4,959,894
Federal National Mortgage
3.643%, 01/23/26	10,000	9,977,847
3.598%, 02/09/26	5,000	4,980,608
Freddie Mac Discount Notes
3.705%, 01/26/26	7,000	6,982,087
3.633%, 03/09/26	10,000	9,933,000
Tennessee Valley Authority 3.646%, 01/21/26	10,000	9,979,833
TOTAL AGENCY OBLIGATIONS (Cost $72,446,244)		72,446,244
TOTAL SHORT-TERM INVESTMENTS (Cost $113,123,035)		113,123,035
TOTAL INVESTMENTS — 100.0% (Cost $113,123,035)		$113,123,035
Other Assets & Liabilities — (0.0)%		(34,409)
TOTAL NET ASSETS — 100.0%		$113,088,626

†	See Security Valuation Note.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Money Market Funds	$20,739,648	$20,739,648	$—	$—
U.S. Treasury Obligations	19,937,143	—	19,937,143	—
Agency Obligations	72,446,244	—	72,446,244	—
Total Investments	$113,123,035	$20,739,648	$92,383,387	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 31.6%
Cologix Data Centers US Issuer LLC, Series 2021-1A Class A2, 144A 3.300%, 12/26/51@	$1,500	$1,474,258
Domino's Pizza Master Issuer LLC, Series 2021-1A Class A2I, 144A 2.662%, 04/25/51@	1,750	1,664,478
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 4.789%, 09/25/68@,•	2,066	2,051,028
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	990	893,004
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.396%, 01/20/33@,•	1,500	1,503,806
Flexential Issuer, Series 2021-1A Class A2, 144A 3.250%, 11/27/51@	686	675,793
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	2,450	2,314,251
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.875%, 01/25/41•	2,285	2,259,217
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.579%, 03/25/55•	2,545	2,520,570
SMB Private Education Loan Trust,
Series 2017-A Class B, 144A 3.500%, 06/17/41@	1,480	1,470,808
Series 2014-A Class B, 144A 4.000%, 09/15/42@	735	731,359
Series 2015-A Class C, 144A 4.500%, 10/15/48@	1,000	999,589
Series 2021-C Class B, 144A 2.300%, 01/15/53@	1,305	1,274,215
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,589	1,511,158
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 5.546%, 10/18/31@,•	741	740,802
TOTAL ASSET BACKED SECURITIES (Cost $22,164,965)		22,084,336

COMMERCIAL MORTGAGE BACKED SECURITIES — 7.4%
BX Trust, Series 2025-VOLT Class A (1 M SOFR + 1.700%, Floor 1.700%), 144A 5.450%, 12/15/44@,•	2,000	2,001,244
FREMF Mortgage Trust, Series 2018-K82 Class C, 144A 4.133%, 09/25/28@,•	1,224	1,209,775
	Par (000)	Value†

SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.193%, 02/15/42@,•	$2,000	$1,981,378
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,197,982)		5,192,397

CORPORATE BONDS — 30.8%
Agriculture — 1.4%
Cargill, Inc., 144A 4.125%, 10/23/30@	1,000	996,786
Airlines — 2.5%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	1,074	1,080,632
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	685	685,092
		1,765,724
Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,000	1,005,506
General Motors Financial Co., Inc. 5.350%, 01/07/30	1,000	1,033,403
		2,038,909
Banks — 5.8%
First Maryland Capital II (3 M SOFR + 1.112%) 4.965%, 02/01/27•	1,500	1,487,638
State Street Corp. (3 M SOFR + 0.822%) 4.673%, 05/15/28•	1,305	1,292,050
Wells Fargo & Co. (3 M SOFR + 1.262%) 5.166%, 04/15/27•	1,250	1,244,263
		4,023,951
Chemicals — 1.4%
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	992	989,165
Electronics — 0.7%
Amphenol Corp. 4.750%, 03/30/26	500	500,923
Hand & Machine Tools — 2.7%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,878,066
Lodging — 1.1%
Las Vegas Sands Corp. 5.625%, 06/15/28	750	769,163

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	$1,500	$1,497,938
Oil & Gas — 2.9%
Helmerich & Payne, Inc. 4.650%, 12/01/27	1,000	1,007,893
Repsol E&P Capital Markets US LLC, 144A 4.805%, 09/16/28@	1,000	1,009,723
		2,017,616
Real Estate Investment Trusts — 3.6%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,497,211
Software — 3.6%
Concentrix Corp. 6.650%, 08/02/26	1,000	1,009,730
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,471,957
		2,481,687
TOTAL CORPORATE BONDS (Cost $21,271,228)		21,457,139

RESIDENTIAL MORTGAGE BACKED SECURITIES — 28.1%
Collateralized Mortgage Obligations — 26.1%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	252	246,637
Bunker Hill Loan Depositary Trust, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@,(1)	574	563,448
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	467	441,843
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,063	928,054
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,294	2,960,903
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	968	877,641
OBX Trust,
Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	178	167,291
Series 2023-NQM8 Class A1, 144A 7.045%, 09/25/63@,(1)	1,812	1,830,469
PRKCM Trust, Series 2023-AFC3 Class A2, 144A 6.987%, 09/25/58@,(1)	892	899,429
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	1,853	1,638,513
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	$1,319	$1,296,120
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,846,809
Verus Securitization Trust, Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	897	905,191
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,780,631
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	951	831,655
		18,214,634
Fannie Mae REMICS — 2.0%
Series 2012-152 Class TA 2.500%, 09/25/42	1,477	1,365,182
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $21,267,123)		19,579,816
Number of Shares
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,141,678)	1,141,678	1,141,678
TOTAL INVESTMENTS — 99.5% (Cost $71,042,976)		$69,455,366
Other Assets & Liabilities — 0.5%		344,195
TOTAL NET ASSETS — 100.0%		$69,799,561

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $50,254,992, which represents 72.0% of the Fund’s net assets.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Limited Maturity Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
CLO— Collateralized Loan Obligation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 12/31/2025††
United States	95%
Cayman Islands	3
Canada	2
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$22,084,336	$—	$22,084,336	$—
Commercial Mortgage Backed Securities	5,192,397	—	5,192,397	—
Corporate Bonds	21,457,139	—	21,457,139	—
Residential Mortgage Backed Securities	19,579,816	—	19,579,816	—
Short-Term Investments	1,141,678	1,141,678	—	—
Total Investments	$69,455,366	$1,141,678	$68,313,688	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 9.6%
Apex Credit CLO Ltd., Series 2024-1A Class B1 (3 M SOFR + 2.400%, Floor 2.400%), 144A 6.284%, 04/20/36@,•	$1,000	$1,001,432
DB Master Finance LLC, Series 2025-1A Class A2II, 144A 5.165%, 08/20/55@	2,000	2,004,878
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.396%, 01/20/33@,•	4,000	4,010,148
Flexential Issuer LLC, Series 2025-1A Class A2, 144A 6.030%, 10/25/60@	3,000	2,987,126
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,668	1,537,390
ICG US CLO Ltd., Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 5.644%, 01/16/33@,•	2,000	2,001,862
Navient Private Education Refi Loan Trust,
Series 2019-EA Class B, 144A 3.390%, 05/15/68@	3,000	2,860,957
Series 2019-FA Class B, 144A 3.120%, 08/15/68@	855	765,499
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	1,435	1,295,143
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	249	248,360
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,252	1,295,413
Nelnet Student Loan Trust,
Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.875%, 01/25/41•	2,285	2,259,217
Series 2021-CA Class B, 144A 2.530%, 04/20/62@	3,500	3,079,044
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.579%, 03/25/55•	2,227	2,205,499
SMB Private Education Loan Trust, Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,322	1,316,447
Taco Bell Funding LLC, Series 2025-1A Class A2II, 144A 5.049%, 08/25/55@	3,000	2,992,834
Trysail CLO Ltd., Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 5.734%, 10/20/33@,•	1,500	1,498,542
TOTAL ASSET BACKED SECURITIES (Cost $33,127,255)		33,359,791
	Par (000)	Value†

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.4%
BANK, Series 2021-BN37 Class AS, 2.851%, 11/15/64•	$1,650	$1,449,394
BANK5, Series 2024-5YR5 Class C, 7.011%, 02/15/29•	2,550	2,617,483
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,923,910
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.020%, 05/25/26@,•	6,000	5,969,926
Series 2019-K736 Class B, 144A 3.741%, 07/25/26@,•	1,500	1,490,638
Series 2018-K82 Class C, 144A 4.133%, 09/25/28@,•	3,000	2,965,134
Series 2016-K53 Class C, 144A 4.277%, 03/25/49@,•	3,525	3,526,447
Series 2017-K70 Class C, 144A 3.811%, 12/25/49@,•	3,000	2,962,026
Series 2017-K63 Class B, 144A 3.880%, 02/25/50@,•	1,500	1,488,189
Series 2018-K85 Class C, 144A 4.320%, 12/25/50@,•	3,500	3,461,930
Series 2018-K83 Class B, 144A 4.281%, 11/25/51@,•	2,000	1,992,868
Series 2019-K102 Class B, 144A 3.531%, 12/25/51@,•	5,320	5,133,249
Series 2019-K95 Class B, 144A 3.915%, 08/25/52@,•	2,500	2,460,569
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,725,204
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $44,457,895)		43,166,967

CORPORATE BONDS — 24.4%
Aerospace & Defense — 0.5%
The Boeing Co. 3.500%, 03/01/39	2,000	1,636,241
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	2,015,190
Banks — 4.1%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 5.666%, 07/15/29•	3,500	3,439,522
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 4.615%, 02/01/27•	3,200	3,176,661
State Street Corp. (3 M SOFR + 0.822%) 4.673%, 05/15/28•	3,830	3,791,993
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	1,500	1,556,306

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	$2,500	$2,184,478
		14,148,960
Beverages — 1.0%
Constellation Brands, Inc. 4.500%, 05/09/47	2,000	1,678,234
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,785,721
		3,463,955
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	3,027,401
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,049,557
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,909,487
Electric — 3.5%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,843,952
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,120,989
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	2,107,524
Northern States Power Co. 3.600%, 09/15/47	4,000	3,016,263
NRG Energy, Inc., 144A 5.407%, 10/15/35@	2,000	1,998,473
		12,087,201
Food — 2.3%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,233,999
Mars, Inc., 144A 5.700%, 05/01/55@	2,000	2,000,561
The Hershey Co. 1.700%, 06/01/30	1,000	903,012
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,830,032
		7,967,604
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,763,015
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,817,108
	Par (000)	Value†

Household Products & Wares — 0.8%
Church & Dwight Co., Inc. 2.300%, 12/15/31	$3,000	$2,667,917
Insurance — 1.5%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	2,047,068
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,995,886
		5,042,954
Internet — 0.7%
Meta Platforms, Inc. 5.500%, 11/15/45	2,500	2,436,674
Investment Companies — 0.5%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,912,099
Oil & Gas — 1.4%
Aker BP ASA, 144A 5.250%, 10/30/35@	2,500	2,447,070
Repsol E&P Capital Markets US LLC, 144A 5.976%, 09/16/35@	2,500	2,554,442
		5,001,512
Pharmaceuticals — 0.6%
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,973,953
Pipelines — 1.2%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,194,625
Western Midstream Operating LP 5.450%, 11/15/34	2,000	2,017,572
		4,212,197
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,498,327
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,415,081
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,976,911
Telecommunications — 0.5%
T-Mobile USA, Inc. 3.000%, 02/15/41	2,500	1,868,053

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — 0.5%
BNSF Railway Co. Pass-Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	$1,811	$1,777,088
TOTAL CORPORATE BONDS (Cost $86,867,727)		84,668,485

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,761,750)	2,800	2,738,586

RESIDENTIAL MORTGAGE BACKED SECURITIES — 40.6%
Collateralized Mortgage Obligations — 19.8%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.557%, 09/25/45@,•	1,742	1,701,100
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.740%, 05/25/49@,•	4,270	4,210,800
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,141	986,672
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,249	2,969,642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,176,877
Ginnie Mae, Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,728,529
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.613%, 05/25/50@,•	4,834	4,353,424
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.927%, 08/25/50@,•	4,359	3,697,166
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,301	2,985,091
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	3,947	3,446,950
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,242	3,558,855
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,172	2,634,065
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,912	4,073,446
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.377%, 01/25/63@,•	3,140	3,024,228
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,475,285
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,230	6,418,976
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	$1,480	$1,352,455
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,481	2,066,455
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,471	2,184,684
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,159,745
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,979,248
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,741	3,286,122
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.781%, 01/20/46@,•	1,436	1,380,450
		68,850,265
Fannie Mae Pool — 8.6%
2.000%, 08/01/42	4,371	3,821,330
3.500%, 10/01/45	3,885	3,657,986
1.500%, 06/01/51	3,233	2,501,734
2.000%, 11/01/51	3,893	3,165,643
2.000%, 12/01/51	2,352	1,911,791
3.000%, 03/01/52	8,712	7,738,942
6.000%, 07/01/53	3,464	3,565,020
5.500%, 12/01/54	3,512	3,564,083
		29,926,529
Fannie Mae REMICS — 0.9%
Series 2019-48 Class MA 3.000%, 09/25/49	3,709	3,289,090
Freddie Mac Pool — 6.9%
5.000%, 12/01/44	3,586	3,639,234
2.500%, 04/01/52	9,074	7,731,642
4.000%, 09/01/52	5,979	5,713,976
4.000%, 01/01/53	4,199	4,010,977
5.500%, 08/01/53	2,749	2,797,455
		23,893,284
Freddie Mac REMICS — 3.0%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,891,555
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,360,578
		10,252,133
Ginnie Mae — 1.4%
Series 2015-76 Class QB, 3.000%, 05/20/45	2,731	2,472,825

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Ginnie Mae — (continued)
3.500%, 11/20/52	$2,639	$2,373,837
		4,846,662
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $146,121,516)		141,057,963

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,423,020
2.500%, 02/15/45	5,500	3,911,230
3.000%, 02/15/48	2,050	1,531,894
3.000%, 08/15/48	12,200	9,071,844
4.125%, 08/15/53	2,150	1,911,568
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	3,170	2,471,994
2.125%, 02/15/54	1,061	955,189
2.375%, 02/15/55	2,580	2,452,776
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/34	1,271	1,265,742
2.125%, 01/15/35	2,063	2,103,238
1.875%, 07/15/35	4,158	4,153,179
U.S. Treasury Notes
2.875%, 05/15/32	2,500	2,360,547
3.750%, 11/30/32	6,500	6,435,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,825,490)		40,047,221
Number of Shares
SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $445,704)	445,704	445,704
TOTAL INVESTMENTS — 99.5% (Cost $354,607,337)		$345,484,717
Other Assets & Liabilities — 0.5%		1,772,627
TOTAL NET ASSETS — 100.0%		$347,257,344

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $131,423,499, which represents 37.8% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
ASA— Allmennaksjeselskap.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$33,359,791	$—	$33,359,791	$—
Commercial Mortgage Backed Securities	43,166,967	—	43,166,967	—
Corporate Bonds	84,668,485	—	84,668,485	—
Municipal Bonds	2,738,586	—	2,738,586	—
Residential Mortgage Backed Securities	141,057,963	—	141,057,963	—
U.S. Treasury Obligations	40,047,221	—	40,047,221	—
Short-Term Investments	445,704	445,704	—	—
Total Investments	$345,484,717	$445,704	$345,039,013	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(32,260)	$(32,260)	$—	$—
Total Liabilities—Other Financial Instruments	$(32,260)	$(32,260)	$—	$—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Quality Bond Fund
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at December 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	03/20/26	40	1,000	$112	$4,497,500	$—	$(32,260)
							$—	$(32,260)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $578,603)	$600	$605,497
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 93.5%
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc.
144A, 7.125%, 02/15/31@	$500	523,802
144A, 7.500%, 03/15/33@	500	528,887
Stagwell Global LLC, 144A 5.625%, 08/15/29@	1,050	1,024,042
		2,076,731
Aerospace & Defense — 0.9%
Bombardier, Inc., 144A 6.750%, 06/15/33@	1,000	1,057,111
Airlines — 1.0%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,095	1,056,555
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	175	175,249
		1,231,804
Apparel — 0.8%
The William Carter Co., 144A 7.375%, 02/15/31@	1,000	1,033,920
Auto Parts & Equipment — 3.8%
Clarios Global LP/Clarios US Finance Co.
144A, 6.750%, 02/15/30@	1,500	1,565,715
144A, 6.750%, 09/15/32@	1,000	1,037,700
Forvia S.E., 144A 6.750%, 09/15/33@	1,000	1,031,060
The Goodyear Tire & Rubber Co. 6.625%, 07/15/30	1,000	1,024,015
		4,658,490
	Par (000)	Value†

Building Materials — 3.8%
Builders FirstSource, Inc., 144A 6.750%, 05/15/35@	$1,500	$1,568,272
CP Atlas Buyer, Inc., 144A 9.750%, 07/15/30@	1,000	1,035,749
Standard Building Solutions, Inc.
144A, 6.250%, 08/01/33@	1,000	1,021,537
144A, 5.875%, 03/15/34@	1,000	1,002,904
		4,628,462
Chemicals — 6.5%
Celanese US Holdings LLC 7.375%, 02/15/34	1,000	1,016,802
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	1,500	1,544,506
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,775	1,855,800
Olin Corp., 144A 6.625%, 04/01/33@	1,000	992,469
Solstice Advanced Materials, Inc., 144A 5.625%, 09/30/33@	1,000	1,008,794
WR Grace Holdings LLC, 144A 6.625%, 08/15/32@	1,500	1,519,154
		7,937,525
Commercial Services — 7.5%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 144A 7.000%, 05/21/30@	1,000	1,043,711
Block, Inc., 144A 6.000%, 08/15/33@	1,000	1,026,640
Herc Holdings, Inc., 144A 7.250%, 06/15/33@	1,000	1,062,506
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,500	1,502,563
Service Corp. International
7.500%, 04/01/27	1,750	1,808,152
4.000%, 05/15/31	1,500	1,433,763
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,345,859
		9,223,194
Diversified Financial Services — 3.3%
EZCORP, Inc., 144A 7.375%, 04/01/32@	1,000	1,060,951
Freedom Mortgage Holdings LLC, 144A 6.875%, 05/01/31@	1,000	1,000,868
Jefferson Capital Holdings LLC, 144A 8.250%, 05/15/30@	1,000	1,051,309
OneMain Finance Corp. 6.750%, 09/15/33	1,000	1,014,261
		4,127,389
Electric — 6.2%
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,063,481

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
NRG Energy, Inc., 144A 6.250%, 11/01/34@	$1,500	$1,540,352
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,376,381
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	2,000	2,050,284
Vistra Operations Co. LLC, 144A 6.875%, 04/15/32@	1,500	1,580,130
		7,610,628
Engineering & Construction — 1.3%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,581,194
Entertainment — 2.9%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., , 144A 5.750%, 01/15/33@	500	496,440
Light & Wonder International, Inc., 144A 6.250%, 10/01/33@	1,500	1,518,120
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,500	1,564,308
		3,578,868
Environmental Control — 1.2%
Clean Harbors, Inc., 144A 6.375%, 02/01/31@	1,500	1,543,475
Food — 2.4%
Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 5.750%, 03/31/34@	1,000	1,004,045
Post Holdings, Inc., 144A 6.500%, 03/15/36@	1,000	1,001,462
Viking Baked Goods Acquisition Corp., 144A 8.625%, 11/01/31@	1,000	1,002,772
		3,008,279
Healthcare Products — 3.0%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,094,023
Insulet Corp., 144A 6.500%, 04/01/33@	1,000	1,042,380
Medline Borrower LP, 144A 5.250%, 10/01/29@	1,500	1,508,403
		3,644,806
Healthcare Services — 4.1%
Encompass Health Corp. 4.750%, 02/01/30	2,000	1,993,146
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,500	1,575,004
	Par (000)	Value†

Healthcare Services — (continued)
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	$1,500	$1,519,017
		5,087,167
Home Builders — 0.7%
K Hovnanian Enterprises, Inc., 144A 8.375%, 10/01/33@	800	813,035
Home Furnishings — 1.8%
FXI Holdings, Inc.
144A, 14.000%, 11/15/29@	357	210,807
144A, 11.000%, 11/15/30@	1,098	980,936
Whirlpool Corp. 6.500%, 06/15/33	1,000	969,737
		2,161,480
Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc., 144A 6.750%, 07/01/32@	1,000	1,032,539
Asurion LLC and Asurion Co.-Issuer, Inc., 144A 8.000%, 12/31/32@	1,000	1,037,496
		2,070,035
Iron & Steel — 0.8%
Commercial Metals Co., 144A 6.000%, 12/15/35@	1,000	1,026,232
Lodging — 2.0%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,500	1,465,481
Marriott Ownership Resorts, Inc., 144A 6.500%, 10/01/33@	1,000	959,545
		2,425,026
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	1,675	1,672,697
144A, 4.250%, 01/15/34@	2,000	1,700,549
Gray Media, Inc., 144A 10.500%, 07/15/29@	900	967,798
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,550	1,562,682
		5,903,726
Mining — 4.7%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	2,000	2,076,728
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,500	1,556,919
First Quantum Minerals Ltd.
144A, 8.000%, 03/01/33@	1,000	1,067,952
144A, 7.250%, 02/15/34@	1,000	1,051,305
		5,752,904

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — 8.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	$1,500	$1,550,751
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,551,009
Civitas Resources, Inc., 144A 9.625%, 06/15/33@	1,500	1,618,154
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,503,327
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	948,952
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,032,002
Permian Resources Operating LLC, 144A 6.250%, 02/01/33@	1,500	1,538,833
Sunoco LP, 144A 5.875%, 03/15/34@	1,000	999,908
		10,742,936
Oil & Gas Services — 1.2%
WBI Operating LLC, 144A 6.250%, 10/15/30@	500	503,015
Weatherford International Ltd., 144A 6.750%, 10/15/33@	1,000	1,023,959
		1,526,974
Packaging and Containers — 3.6%
Crown Americas LLC, 144A 5.875%, 06/01/33@	1,500	1,534,311
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,501,193
Trivium Packaging Finance BV, 144A 8.250%, 07/15/30@	1,350	1,447,151
		4,482,655
Pharmaceuticals — 2.7%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,097,195
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,380,837
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 144A 8.750%, 04/17/32@	1,000	905,610
		3,383,642
Pipelines — 3.9%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,975	1,983,700
Rockies Express Pipeline LLC, 144A 6.750%, 03/15/33@	1,500	1,582,980
Venture Global LNG, Inc. (UST Yield Curve CMT 5 Yr + 5.440%), 144A 9.000%@,µ,•	1,500	1,184,596
		4,751,276
	Par (000)	Value†

Real Estate Investment Trusts — 0.9%
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	$1,000	$1,067,933
Retail — 3.3%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,500	1,517,502
Macy's Retail Holdings LLC 4.500%, 12/15/34	1,250	1,134,391
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,386,477
		4,038,370
Semiconductors — 0.4%
Amkor Technology, Inc., 144A 5.875%, 10/01/33@	500	510,314
Software — 0.6%
Open Text Corp., 144A 6.900%, 12/01/27@	675	702,213
Telecommunications — 1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,574,654
TOTAL CORPORATE BONDS (Cost $111,715,798)		114,962,448

LOAN AGREEMENTS‡ — 2.3%
Leisure Time — 1.1%
MajorDrive Holdings IV LLC (3 M SOFR + 4.260%) 7.934%, 06/01/28•	1,485	1,343,433
Retail — 1.2%
EG America LLC (3 M SOFR + 3.500%) 7.322%, 02/07/28•	1,481	1,485,632
TOTAL LOAN AGREEMENTS (Cost $2,854,920)		2,829,065
Number of Shares
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $2,765,989)	2,765,989	2,765,989
TOTAL INVESTMENTS — 98.6% (Cost $117,939,535)		$121,162,999
Other Assets & Liabilities — 1.4%		1,734,623
TOTAL NET ASSETS — 100.0%		$122,897,622

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
High Yield Bond Fund

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $99,518,726, which represents 81.0% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at December 31, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Country Weightings as of 12/31/2025††
United States	88%
Canada	6
Australia	2
Netherlands	1
Ireland	1
Luxembourg	1
France	1
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Asset Backed Securities	$605,497	$—	$605,497	$—
Common Stocks	—	—	—	—(1)
Preferred Stocks	—	—	—	—(1)
Corporate Bonds	114,962,448	—	114,962,448	—
Loan Agreements	2,829,065	—	2,829,065	—
Short-Term Investments	2,765,989	2,765,989	—	—
Total Investments	$121,162,999	$2,765,989	$118,397,010	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,735,822
Series 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	2,048,051
TOTAL ASSET BACKED SECURITIES (Cost $4,858,340)		4,783,873
	Number of Shares
COMMON STOCKS — 63.4%
Auto Parts & Equipment — 0.9%
Aurora Innovation, Inc.*	12,108,267	46,495,745
Beverages — 0.6%
Keurig Dr Pepper, Inc.	1,144,825	32,066,548
Biotechnology — 0.9%
Apogee Therapeutics, Inc.*	92,465	6,979,258
Arcellx, Inc.*	204,458	13,330,662
BioNTech S.E., ADR*	108,196	10,300,259
Cytokinetics, Inc.*	260,227	16,534,824
		47,145,003
Commercial Services — 0.7%
S&P Global, Inc.	63,460	33,163,561
Computers — 4.0%
Apple, Inc.	730,023	198,464,053
Diversified Financial Services — 2.5%
Mastercard, Inc., Class A††	115,214	65,773,369
Visa, Inc., Class A††	172,996	60,671,427
		126,444,796
Electric — 4.7%
Ameren Corp.	717,482	71,647,752
CenterPoint Energy, Inc.	2,604,600	99,860,364
PPL Corp.	1,837,743	64,357,760
		235,865,876
Electronics — 0.8%
Amphenol Corp., Class A	297,874	40,254,692
Gas — 2.0%
NiSource, Inc.	2,345,012	97,927,701
Healthcare Products — 5.3%
Abbott Laboratories	804,567	100,804,199
Danaher Corp.	49,500	11,331,540
Medline, Inc., Class A*	322,599	13,549,158
Revvity, Inc.	1,109,953	107,387,953
Thermo Fisher Scientific, Inc.	59,520	34,488,864
		267,561,714
Healthcare Services — 1.2%
UnitedHealth Group, Inc.	184,255	60,824,418
Insurance — 3.2%
Arthur J. Gallagher & Co.	336,408	87,059,026
	Number of Shares	Value†

Insurance — (continued)
Ryan Specialty Holdings, Inc.	253,665	$13,096,724
Willis Towers Watson PLC	180,109	59,183,818
		159,339,568
Internet — 9.2%
Alphabet, Inc., Class A	614,974	192,486,862
Amazon.com, Inc.*,††	785,829	181,385,050
DoorDash, Inc., Class A*	18,090	4,097,023
Meta Platforms, Inc., Class A††	128,361	84,729,813
		462,698,748
Machinery — Diversified — 1.0%
Ingersoll Rand, Inc.	651,851	51,639,636
Oil & Gas — 1.0%
Canadian Natural Resources Ltd.	1,551,416	52,515,432
Pharmaceuticals — 5.6%
Becton Dickinson & Co.	667,440	129,530,081
Cencora, Inc.	203,101	68,597,363
Eli Lilly & Co.	49,644	53,351,414
McKesson Corp.	29,499	24,197,735
Vaxcyte, Inc.*	153,161	7,066,848
		282,743,441
Private Equity — 1.1%
KKR & Co., Inc.	426,004	54,306,990
Retail — 2.7%
Starbucks Corp.††	891,461	75,069,931
Yum! Brands, Inc.	393,866	59,584,048
		134,653,979
Semiconductors — 8.3%
Advanced Micro Devices, Inc.*,††	392,086	83,969,138
Broadcom, Inc.	242,161	83,811,922
NVIDIA Corp.	1,172,777	218,722,910
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	92,400	28,079,436
		414,583,406
Software — 7.7%
Microsoft Corp.††	474,637	229,543,946
PTC, Inc.*	527,987	91,980,615
Roper Technologies, Inc.	42,621	18,971,886
Salesforce, Inc.	72,556	19,220,810
Workday, Inc., Class A*	128,002	27,492,270
		387,209,527
TOTAL COMMON STOCKS (Cost $2,927,230,950)		3,185,904,834

PREFERRED STOCKS — 0.8%
Auto Manufacturers — 0.8%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	38,102,331
Electric — 0.0%
CMS Energy Corp., 2078	2,207	49,988

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Private Equity — 0.0%
KKR & Co., Inc., Series D, CONV	51,950	$2,693,088
TOTAL PREFERRED STOCKS (Cost $23,713,433)		40,845,407
	Par (000)
CORPORATE BONDS — 7.6%
Aerospace & Defense — 1.3%
TransDigm, Inc.
144A, 6.750%, 08/15/28@	$2,152	2,189,909
4.625%, 01/15/29	3,763	3,738,052
144A, 6.375%, 03/01/29@	11,499	11,858,562
144A, 7.125%, 12/01/31@	6,637	6,975,593
144A, 6.625%, 03/01/32@	16,679	17,354,116
144A, 6.375%, 05/31/33@	13,220	13,565,016
144A, 6.250%, 01/31/34@	880	913,073
144A, 6.750%, 01/31/34@	8,426	8,777,231
		65,371,552
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,383,164
Service Corp. International
4.625%, 12/15/27	479	478,385
3.375%, 08/15/30	2,557	2,390,983
5.750%, 10/15/32	2,818	2,867,991
		9,120,523
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 4.000%, 07/01/29@	2,245	2,195,507
5.950%, 08/04/33	2,469	2,576,827
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	548,883
		5,321,217
Electric — 0.4%
CenterPoint Energy, Inc. (UST Yield Curve CMT 5 Yr + 2.223%) 5.950%, 04/01/56•	6,909	6,955,933
Entergy Corp.
(UST Yield Curve CMT 5 Yr + 2.179%), 5.875%, 06/15/56•	7,331	7,333,451
(UST Yield Curve CMT 5 Yr + 2.013%), 6.100%, 06/15/56•	4,972	4,973,650
		19,263,034
Entertainment — 0.4%
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	3,893	3,868,701
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	6,007	5,983,438
6.500%, 10/01/28	4,649	4,556,078
	Par (000)	Value†

Entertainment — (continued)
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	$3,481	$3,613,292
VAIL RESORTS, Inc., 144A 5.625%, 07/15/30@	1,555	1,580,284
		19,601,793
Gas — 0.3%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.035%) 5.750%, 07/15/56•	12,972	13,070,278
Healthcare Products — 0.1%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	2,795	2,779,813
144A, 3.875%, 11/01/29@	338	323,266
Hologic, Inc., 144A 3.250%, 02/15/29@	2,541	2,504,336
		5,607,415
Healthcare Services — 0.2%
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,369,577
144A, 6.500%, 05/15/30@	2,589	2,685,595
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,215	2,243,082
		9,298,254
Insurance — 2.1%
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,369,513
Broadstreet Partners Group LLC, 144A 5.875%, 04/15/29@	10,354	10,338,497
HUB International Ltd.
144A, 5.625%, 12/01/29@	6,513	6,511,906
144A, 7.250%, 06/15/30@	40,112	42,114,596
144A, 7.375%, 01/31/32@	23,409	24,564,094
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	2,140	2,099,615
144A, 5.875%, 08/01/32@	5,209	5,322,389
USI, Inc., 144A 7.500%, 01/15/32@	8,714	9,135,487
		103,456,097
Leisure Time — 0.0%
Life Time, Inc., 144A 6.000%, 11/15/31@	2,663	2,728,329
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
144A, 5.875%, 04/01/29@	3,928	4,016,753
144A, 3.750%, 05/01/29@	8,034	7,805,763
4.875%, 01/15/30	7,217	7,241,340
144A, 4.000%, 05/01/31@	7,522	7,201,410
144A, 3.625%, 02/15/32@	9,652	8,959,648
144A, 5.750%, 09/15/33@	6,121	6,264,323
144A, 5.500%, 03/31/34@	4,140	4,171,863

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	$3,472	$3,473,569
		49,134,669
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,440,245
3.125%, 02/01/29	7,128	6,819,136
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	262,142
		15,521,523
Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,742,738
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,115,612
3.625%, 03/15/31	4,955	4,687,411
4.625%, 01/31/32	8,583	8,411,290
5.375%, 04/01/32	7,196	7,285,994
6.875%, 11/15/37	3,145	3,469,979
5.350%, 11/01/43	6,180	5,988,958
		42,701,982
Software — 0.4%
Capstone Borrower, Inc., 144A 8.000%, 06/15/30@	2,323	2,392,629
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	3,541	3,610,584
Fair Isaac Corp., 144A 6.000%, 05/15/33@	3,576	3,673,425
MSCI, Inc. 5.250%, 09/01/35	6,771	6,833,428
PTC, Inc., 144A 4.000%, 02/15/28@	3,591	3,537,004
		20,047,070
TOTAL CORPORATE BONDS (Cost $368,985,884)		380,243,736

LOAN AGREEMENTS‡ — 9.6%
Aerospace & Defense — 0.5%
TransDigm, Inc. (1 M SOFR + 2.250%) 5.966%, 03/22/30•	23,205	23,267,952
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 3.000%) 6.672%, 08/26/31•	14,078	14,122,320
	Par (000)	Value†

Commercial Services — 0.0%
Mister Car Wash Holdings, Inc. (1 M SOFR + 2.500%) 6.216%, 03/27/31•	$2,331	$2,337,104
Diversified Financial Services — 0.5%
CPI Holdco B, LLC (1 M SOFR + 2.000%) 5.916%, 05/17/31•	17,116	17,147,247
EP Wealth Advisors LLC (3 M SOFR + 3.000%) 6.672%, 10/18/32•	1,516	1,519,790
Mariner LLC (3 M SOFR + 2.250%) 5.936%, 12/31/30•	7,998	8,032,722
		26,699,759
Environmental Control — 0.7%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.401%, 10/21/28•	6,874	8,179,299
(1 M SOFR + 2.750%), 6.466%, 10/23/28•	27,231	27,355,643
		35,534,942
Healthcare Services — 0.3%
Loire US Holdco 1, Inc. (1 M SOFR + 4.000%) 7.716%, 01/28/30•	14,523	14,501,589
Insurance — 3.0%
AmWINS Group, Inc. (1 M SOFR + 2.250%) 5.966%, 01/30/32•	29,528	29,602,124
Broadstreet Partners, Inc. (1 M SOFR + 2.750%) 6.466%, 06/13/31•	32,082	32,174,247
HUB International Ltd. (3 M SOFR + 2.250%) 6.120%, 06/20/30•	64,178	64,482,293
Ryan Specialty Group LLC (1 M SOFR + 2.000%) 5.716%, 09/15/31•	618	618,269
USI, Inc.
(3 M SOFR + 2.250%), 5.922%, 11/21/29•	13,114	13,139,142
(3 M SOFR + 2.250%), 5.922%, 09/27/30•	13,257	13,275,853
		153,291,928
Lodging — 0.5%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 5.477%, 11/08/30•	19,717	19,828,260
Wyndham Hotels & Resorts, Inc. (1 M SOFR + 1.750%) 5.466%, 05/24/30•	2,876	2,880,955
		22,709,215

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Real Estate Investment Trusts — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 5.470%, 01/25/31•	$9,202	$9,235,618
Semiconductors — 0.5%
Icon Parent I, Inc.
(3 M SOFR + 2.750%), 6.445%, 11/13/31•	18,249	18,269,247
(3 M SOFR + 5.000%), 8.841%, 11/12/32•	4,676	4,676,300
		22,945,547
Software — 3.1%
Applied Systems, Inc.
(3 M SOFR + 2.500%), 6.172%, 02/24/31•	68,191	68,546,547
(3 M SOFR + 4.500%), 8.172%, 02/23/32•	9,315	9,451,955
Ascend Learning LLC (1 M SOFR + 3.000%) 6.716%, 12/11/28•	14,835	14,869,427
Bending Spoons US, Inc.
0.000%, 03/07/31(1),×	12,422	12,018,285
(1 M SOFR + 5.250%), 9.034%, 03/07/31•	965	934,765
CCC Intelligent Solutions, Inc. (1 M SOFR + 2.000%) 5.716%, 01/23/32•	4,475	4,486,238
Ellucian Holdings, Inc. (1 M SOFR + 2.750%) 6.466%, 10/09/29•	11,620	11,678,392
Epicor Software Corp. (1 M SOFR + 2.500%) 6.216%, 05/30/31•	9,065	9,088,918
Quartz AcquireCo LLC (3 M SOFR + 2.250%) 5.922%, 06/28/30(1),•	3,177	3,168,433
Storable, Inc. (1 M SOFR + 3.250%) 6.966%, 04/17/31•	6,112	6,135,229
UKG, Inc. (3 M SOFR + 2.500%) 6.338%, 02/10/31•	15,851	15,857,264
		156,235,453
TOTAL LOAN AGREEMENTS (Cost $478,175,244)		480,881,427

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Notes
3.875%, 07/31/30	158,987	160,297,401
3.625%, 08/31/30	80,499	80,281,631
3.625%, 09/30/30	80,807	80,567,104
3.625%, 10/31/30	180,420	179,827,997
3.500%, 11/30/30	170,071	168,516,446
3.875%, 09/30/32	63,119	63,017,911
3.750%, 10/31/32	49,880	49,404,581
	Par (000)	Value†

3.750%, 11/30/32	$39,252	$38,859,480
TOTAL U.S. TREASURY OBLIGATIONS (Cost $819,891,728)		820,772,551
Number of Shares
SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%)	12,563,267	12,563,267
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.780%)	107,006,562	107,006,562
TOTAL SHORT-TERM INVESTMENTS (Cost $119,569,829)		119,569,829
TOTAL INVESTMENTS — 100.2% (Cost $4,742,425,408)		$5,033,001,657
Other Assets & Liabilities — (0.2)%		(8,090,140)
TOTAL NET ASSETS — 100.0%		$5,024,911,517
Number of Contracts
WRITTEN OPTIONS — (0.3)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(10,258,647))	11,946	$(14,282,633)

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $266,902,310, which represents 5.3% of the Fund’s net assets.
*	Non-income producing security.
††	At December 31, 2025, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $38,102,331 which represented 0.8% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$38,102,331

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at December 31, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after December 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
ADR— American Depositary Receipt.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
LLC— Limited Liability Company.
M— Month.
MSCI— Morgan Stanley Capital International.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Asset Backed Securities	$4,783,873	$—	$4,783,873	$—
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks	$3,185,904,834	$3,185,904,834	$—	$—
Preferred Stocks
Auto Manufacturers	38,102,331	—	—	38,102,331
Electric	49,988	49,988	—	—
Private Equity	2,693,088	2,693,088	—	—
Total Preferred Stocks	40,845,407	2,743,076	—	38,102,331
Corporate Bonds	380,243,736	—	380,243,736	—
Loan Agreements	480,881,427	—	465,694,709	15,186,718
U.S. Treasury Obligations	820,772,551	—	820,772,551	—
Short-Term Investments	119,569,829	119,569,829	—	—
Total Investments	$5,033,001,657	$3,308,217,739	$1,671,494,869	$53,289,049
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Written Options	$(14,282,633)	$(14,185,063)	$(97,570)	$—
Total Liabilities—Other Financial Instruments	$(14,282,633)	$(14,185,063)	$(97,570)	$—
(1)	Other financial instruments are derivative instruments with the exception of an unfunded loan commitment not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options which are reported at their fair value at period end.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
Open written options contracts held by the Fund at December 31, 2025 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories,(1)	493	$6,409,000	$130	01/16/26	$(18,241)
Abbott Laboratories,(1)	258	3,612,000	140	01/16/26	(774)
Abbott Laboratories,(1)	244	3,538,000	145	01/16/26	(244)
Advanced Micro Devices, Inc.,(2)	258	4,515,000	175	01/16/26	(1,051,350)
Advanced Micro Devices, Inc.,(2)	258	4,644,000	180	01/16/26	(905,580)
Alphabet, Inc.,(6)	258	5,289,000	205	01/16/26	(2,805,492)
Alphabet, Inc.,(6)	258	5,547,000	215	01/16/26	(2,572,260)
Alphabet, Inc.,(6)	99	3,366,000	340	01/15/27	(387,585)
Alphabet, Inc.,(6)	99	3,465,000	350	01/15/27	(343,728)
Alphabet, Inc.,(6)	99	3,564,000	360	01/15/27	(310,464)
Amazon.com, Inc.,(3)	258	6,450,000	250	01/16/26	(8,514)
Amazon.com, Inc.,(3)	258	6,708,000	260	01/16/26	(2,322)
Amphenol Corp.,(6)	149	1,713,500	115	01/16/26	(317,221)
Amphenol Corp.,(6)	149	1,788,000	120	01/16/26	(230,950)
Apple, Inc.,(2)	258	6,063,000	235	01/16/26	(970,854)
Apple, Inc.,(2)	258	6,321,000	245	01/16/26	(724,980)
Canadian Natural Resources Ltd.,(2)	776	2,522,000	33	01/16/26	(155,200)
Canadian Natural Resources Ltd.,(2)	776	2,716,000	35	01/16/26	(16,296)
Danaher Corp.,(6)	207	4,554,000	220	01/16/26	(200,790)
Danaher Corp.,(6)	288	9,504,000	330	01/16/26	(8,640)
Eli Lilly & Co.,(3)	20	1,700,000	850	01/16/26	(462,900)
Eli Lilly & Co.,(3)	20	1,780,000	890	01/16/26	(385,540)
Ingersoll Rand, Inc.,(7)	362	3,439,000	95	01/16/26	(3,620)
Ingersoll Rand, Inc.,(7)	362	3,620,000	100	01/16/26	(77,830)
Mastercard, Inc.,(2)	109	6,322,000	580	01/16/26	(41,420)
Mastercard, Inc.,(2)	103	6,025,500	585	01/16/26	(24,308)
Mastercard, Inc.,(2)	103	6,283,000	610	01/16/26	(4,017)
Mastercard, Inc.,(2)	54	3,348,000	620	01/16/26	(1,026)
Mastercard, Inc.,(2)	102	6,528,000	640	01/16/26	(816)
Mastercard, Inc.,(2)	102	6,834,000	670	06/18/26	(43,860)
McKesson Corp.,(4)	41	2,706,000	660	01/16/26	(685,479)
McKesson Corp.,(4)	40	2,720,000	680	01/16/26	(558,000)
McKesson Corp.,(4)	51	3,876,000	760	01/16/26	(318,750)
McKesson Corp.,(4)	51	3,978,000	780	01/16/26	(218,790)
Meta Platforms, Inc.,(5)	103	7,982,500	775	01/16/26	(927)
Meta Platforms, Inc.,(5)	103	8,343,000	810	01/16/26	(309)
Microsoft Corp.,(5)	103	5,819,500	565	01/16/26	(103)
Microsoft Corp.,(5)	103	6,077,000	590	01/16/26	(103)
NVIDIA Corp.,(4)	284	5,396,000	190	01/16/26	(110,760)
NVIDIA Corp.,(4)	284	5,680,000	200	01/16/26	(31,240)
Starbucks Corp.,(7)	414	4,140,000	100	01/16/26	(414)
Starbucks Corp.,(7)	978	10,269,000	105	01/16/26	(1,956)
Starbucks Corp.,(7)	235	2,937,500	125	01/16/26	(235)
Visa, Inc.,(4)	164	5,904,000	360	01/16/26	(18,532)
Visa, Inc.,(4)	155	5,735,000	370	01/16/26	(2,790)
Visa, Inc.,(4)	153	5,814,000	380	01/16/26	(1,224)
Visa, Inc.,(4)	178	6,942,000	390	01/16/26	(712)
Visa, Inc.,(4)	155	6,200,000	400	01/16/26	(775)
Visa, Inc.,(4)	153	6,043,500	395	06/18/26	(87,975)
Willis Towers Watson PLC,(1)	50	1,650,000	330	01/16/26	(20,000)
Willis Towers Watson PLC,(1)	50	1,700,000	340	01/16/26	(4,000)
Workday, Inc.,(7)	207	5,382,000	260	01/16/26	(4,140)
Workday, Inc.,(7)	207	5,589,000	270	01/16/26	(3,105)

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Yum! Brands, Inc.,(7)	192	$2,784,000	$145	01/16/26	$(120,960)
Yum! Brands, Inc.,(7)	351	5,616,000	160	01/16/26	(12,987)
Yum! Brands, Inc.,(7)	103	1,699,500	165	01/16/26	(1,545)
Total Written Options					$(14,282,633)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $21,905,779)	769,073	$47,990,135

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $30,064,369)	1,826,230	31,977,294

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $331,638)	331,638	331,638
TOTAL INVESTMENTS — 100.1% (Cost $52,301,786)		$80,299,067
Other Assets & Liabilities — (0.1)%		(45,720)
TOTAL NET ASSETS — 100.0%		$80,253,347

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$47,990,135	$47,990,135	$—	$—
Affiliated Fixed Income Funds	31,977,294	31,977,294	—	—
Short-Term Investments	331,638	331,638	—	—
Total Investments	$80,299,067	$80,299,067	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 99.0%
Aerospace & Defense — 3.5%
General Electric Co.	23,603	$7,270,432
Howmet Aerospace, Inc.	13,968	2,863,720
The Boeing Co.*	5,928	1,287,087
TransDigm Group, Inc.	1,299	1,727,475
		13,148,714
Auto Manufacturers — 3.3%
Ferrari N.V.	1,037	383,234
Tesla, Inc.*	26,377	11,862,264
		12,245,498
Biotechnology — 0.5%
Argenx S.E., ADR*	2,044	1,718,902
Chemicals — 0.6%
Linde PLC	4,648	1,981,861
The Sherwin-Williams Co.	984	318,845
		2,300,706
Commercial Services — 0.2%
Adyen N.V.@,*	453	730,496
Computers — 11.0%
Apple, Inc.	144,837	39,375,387
Crowdstrike Holdings, Inc., Class A*	4,434	2,078,482
		41,453,869
Diversified Financial Services — 5.5%
Ares Management Corp., Class A	8,819	1,425,415
Mastercard, Inc., Class A	14,642	8,358,825
The Charles Schwab Corp.	7,999	799,180
Tradeweb Markets, Inc., Class A	2,644	284,336
Visa, Inc., Class A	28,546	10,011,368
		20,879,124
Electronics — 1.3%
Amphenol Corp., Class A	35,448	4,790,443
Healthcare Products — 3.3%
Danaher Corp.	6,886	1,576,343
Intuitive Surgical, Inc.*	9,212	5,217,308
Medline, Inc., Class A*	7,879	330,918
Natera, Inc.*	7,097	1,625,852
Stryker Corp.	4,504	1,583,021
Thermo Fisher Scientific, Inc.	3,922	2,272,603
		12,606,045
Healthcare Services — 0.3%
UnitedHealth Group, Inc.	3,138	1,035,885
Insurance — 0.2%
Chubb Ltd.	2,600	811,512
Internet — 24.6%
Alphabet, Inc., Class A	81,134	25,394,942
Alphabet, Inc., Class C	10,050	3,153,690
Amazon.com, Inc.*	87,547	20,207,598
AppLovin Corp., Class A*	5,917	3,986,993
Booking Holdings, Inc.	343	1,836,878
Coupang, Inc.*	45,347	1,069,736
	Number of Shares	Value†

Internet — (continued)
DoorDash, Inc., Class A*	13,790	$3,123,159
MercadoLibre, Inc.*	1,689	3,402,085
Meta Platforms, Inc., Class A	25,718	16,976,195
Netflix, Inc.*	69,322	6,499,631
Sea Ltd., ADR*	14,041	1,791,210
Shopify, Inc., Class A*	11,993	1,930,513
Spotify Technology S.A.*	5,808	3,372,764
		92,745,394
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	6,849	1,967,375
Machinery — Construction & Mining — 0.2%
GE Vernova, Inc.	1,020	666,641
Miscellaneous Manufacturing — 0.4%
Fabrinet*	2,000	910,560
Teledyne Technologies, Inc.*	1,521	776,820
		1,687,380
Pharmaceuticals — 3.6%
Eli Lilly & Co.	12,522	13,457,143
Retail — 2.0%
Carvana Co.*	9,953	4,200,365
Chipotle Mexican Grill, Inc.*	47,534	1,758,758
Costco Wholesale Corp.	890	767,483
Wingstop, Inc.	2,650	631,998
		7,358,604
Semiconductors — 21.1%
Advanced Micro Devices, Inc.*	13,857	2,967,615
ASML Holding N.V.	1,744	1,865,836
Broadcom, Inc.	53,320	18,454,052
Lam Research Corp.	7,800	1,335,204
NVIDIA Corp.	280,715	52,353,348
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,597	2,612,542
		79,588,597
Software — 15.6%
HubSpot, Inc.*	1,558	625,225
Intuit, Inc.	2,530	1,675,922
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	92,869	44,913,306
Oracle Corp.	14,899	2,903,964
Palantir Technologies, Inc., Class A*	7,885	1,401,559
Roper Technologies, Inc.	409	182,058
Samsara, Inc., Class A*	26,288	931,910
ServiceNow, Inc.*	24,746	3,790,840
Snowflake, Inc.*	10,964	2,405,063
		58,829,847
Telecommunications — 1.3%
Arista Networks, Inc.*	22,079	2,893,012
T-Mobile US, Inc.	10,178	2,066,541
		4,959,553
TOTAL COMMON STOCKS (Cost $191,881,932)		372,981,728

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Growth Stock Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Healthcare — 0.4%
Welltower, Inc. (Cost $1,591,225)	8,428	$1,564,321

PREFERRED STOCKS — 0.2%
Auto Manufacturers — 0.2%
Waymo LLC, Series A-2, CONV(1),*,# (Cost $320,886)	3,737	579,833

EXCHANGE TRADED FUNDS — 0.3%
Investment Companies — 0.3%
iShares Russell 1000 Growth ETF (Cost $1,293,059)	2,706	1,280,750

SHORT-TERM INVESTMENTS — 0.0%
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.780%) (Cost $371)	371	371
TOTAL INVESTMENTS — 99.9% (Cost $195,087,473)		$376,407,003
Other Assets & Liabilities — 0.1%		273,614
TOTAL NET ASSETS — 100.0%		$376,680,617

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $730,496, which represents 0.2% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $579,833 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Magic Leap, Inc., Class A	01/20/16	$657,500	$0
Waymo LLC, Series A-2	05/08/20	320,886	579,833
Total		$978,386	$579,833
ADR— American Depositary Receipt.
CONV— Convertible Security.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 12/31/2025††
United States	95%
Netherlands	1
Uruguay	1
Sweden	1
Taiwan	1
Canada	1
Total	100%
††	% of total investments as of December 31, 2025.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Growth Stock Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Aerospace & Defense	$13,148,714	$13,148,714	$—	$—
Auto Manufacturers	12,245,498	12,245,498	—	—
Biotechnology	1,718,902	1,718,902	—	—
Chemicals	2,300,706	2,300,706	—	—
Commercial Services	730,496	—	730,496	—
Computers	41,453,869	41,453,869	—	—
Diversified Financial Services	20,879,124	20,879,124	—	—
Electronics	4,790,443	4,790,443	—	—
Healthcare Products	12,606,045	12,606,045	—	—
Healthcare Services	1,035,885	1,035,885	—	—
Insurance	811,512	811,512	—	—
Internet	92,745,394	92,745,394	—	—
Lodging	1,967,375	1,967,375	—	—
Machinery — Construction & Mining	666,641	666,641	—	—
Miscellaneous Manufacturing	1,687,380	1,687,380	—	—
Pharmaceuticals	13,457,143	13,457,143	—	—
Retail	7,358,604	7,358,604	—	—
Semiconductors	79,588,597	79,588,597	—	—
Software	58,829,847	58,829,847	—	—(1)
Telecommunications	4,959,553	4,959,553	—	—
Total Common Stocks	372,981,728	372,251,232	730,496	—
Real Estate Investment Trusts	1,564,321	1,564,321	—	—
Preferred Stocks	579,833	—	—	579,833
Exchange Traded Funds	1,280,750	1,280,750	—	—
Short-Term Investments	371	371	—	—
Total Investments	$376,407,003	$375,096,674	$730,496	$579,833
(1)	Includes internally fair valued securities currently priced at zero ($0).
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.6%
Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton S.E.	1,230	$927,095
Beverages — 0.2%
PepsiCo, Inc.	1,193	171,219
Chemicals — 1.0%
The Sherwin-Williams Co.	2,222	719,995
Commercial Services — 4.9%
Moody's Corp.	1,810	924,639
TransUnion	21,449	1,839,252
Verisk Analytics, Inc.	3,331	745,111
		3,509,002
Computers — 9.1%
Accenture PLC, Class A	8,928	2,395,382
Apple, Inc.	15,245	4,144,506
		6,539,888
Cosmetics & Personal Care — 1.5%
L'Oreal S.A.	2,509	1,077,154
Distribution & Wholesale — 0.6%
Pool Corp.	2,016	461,160
Diversified Financial Services — 8.8%
Brookfield Asset Management Ltd., Class A	12,640	662,137
CME Group, Inc.	1,961	535,510
Mastercard, Inc., Class A	2,911	1,661,832
The Charles Schwab Corp.	7,640	763,312
Visa, Inc., Class A	7,574	2,656,277
		6,279,068
Electric — 1.9%
CMS Energy Corp.	19,722	1,379,159
Electrical Components & Equipment — 2.8%
Eaton Corp. PLC	4,319	1,375,644
Schneider Electric S.E.	2,329	637,157
		2,012,801
Electronics — 7.9%
Amphenol Corp., Class A	18,129	2,449,953
Hubbell, Inc.	3,668	1,628,995
Mettler-Toledo International, Inc.*	601	837,908
TE Connectivity PLC	3,107	706,874
		5,623,730
Food — 0.2%
McCormick & Co., Inc.	2,441	166,256
Healthcare Products — 7.5%
Agilent Technologies, Inc.	10,627	1,446,016
Boston Scientific Corp.*	6,403	610,526
Danaher Corp.	4,796	1,097,900
STERIS PLC	4,534	1,149,460
Stryker Corp.	757	266,063
	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	1,400	$811,230
		5,381,195
Healthcare Services — 0.1%
ICON PLC*	216	39,360
Household Products & Wares — 1.8%
Church & Dwight Co., Inc.	15,122	1,267,980
Insurance — 3.0%
Aon PLC, Class A	5,512	1,945,074
Marsh & McLennan Cos., Inc.	1,178	218,543
		2,163,617
Internet — 7.9%
Alphabet, Inc., Class A	8,882	2,780,066
Amazon.com, Inc.*	6,389	1,474,709
Tencent Holdings Ltd.	18,300	1,404,407
		5,659,182
Lodging — 2.2%
Hilton Worldwide Holdings, Inc.	5,572	1,600,557
Machinery — Diversified — 1.5%
Graco, Inc.	5,322	436,244
Otis Worldwide Corp.	7,664	669,451
		1,105,695
Media — 0.1%
The Walt Disney Co.	349	39,706
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	5,970	1,158,598
Retail — 3.0%
Ross Stores, Inc.	6,316	1,137,764
Starbucks Corp.	1,506	126,820
The TJX Cos., Inc.	5,585	857,912
		2,122,496
Semiconductors — 14.1%
Analog Devices, Inc.	1,891	512,839
NVIDIA Corp.	37,154	6,929,221
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,301	2,522,591
Texas Instruments, Inc.	924	160,305
		10,124,956
Software — 16.6%
Intuit, Inc.	1,315	871,082
Microsoft Corp.	20,456	9,892,931
Salesforce, Inc.	4,090	1,083,482
Veeva Systems, Inc., Class A*	343	76,568
		11,924,063
TOTAL COMMON STOCKS (Cost $47,958,493)		71,453,932

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $68,091)	346	$60,747

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $340,273)	340,273	340,273
TOTAL INVESTMENTS — 100.2% (Cost $48,366,857)		$71,854,952
Other Assets & Liabilities — (0.2)%		(154,248)
TOTAL NET ASSETS — 100.0%		$71,700,704

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 12/31/2025††
United States	82%
Ireland	6
France	4
Taiwan	3
United Kingdom	3
China	2
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Apparel	$927,095	$—	$927,095	$—
Beverages	171,219	171,219	—	—
Chemicals	719,995	719,995	—	—
Commercial Services	3,509,002	3,509,002	—	—
Computers	6,539,888	6,539,888	—	—
Cosmetics & Personal Care	1,077,154	—	1,077,154	—
Distribution & Wholesale	461,160	461,160	—	—
Diversified Financial Services	6,279,068	6,279,068	—	—
Electric	1,379,159	1,379,159	—	—
Electrical Components & Equipment	2,012,801	1,375,644	637,157	—
Electronics	5,623,730	5,623,730	—	—
Food	166,256	166,256	—	—
Healthcare Products	5,381,195	5,381,195	—	—
Healthcare Services	39,360	39,360	—	—
Household Products & Wares	1,267,980	1,267,980	—	—
Insurance	2,163,617	2,163,617	—	—
Internet	5,659,182	4,254,775	1,404,407	—
Lodging	1,600,557	1,600,557	—	—
Machinery — Diversified	1,105,695	1,105,695	—	—
Media	39,706	39,706	—	—
Pharmaceuticals	1,158,598	1,158,598	—	—
Retail	2,122,496	2,122,496	—	—
Semiconductors	10,124,956	10,124,956	—	—
Software	11,924,063	11,924,063	—	—
Total Common Stocks	71,453,932	67,408,119	4,045,813	—
Real Estate Investment Trusts	60,747	60,747	—	—
Short-Term Investments	340,273	340,273	—	—
Total Investments	$71,854,952	$67,809,139	$4,045,813	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.6%
Auto Manufacturers — 0.6%
Ferrari N.V.	2,242	$828,553
Beverages — 0.9%
The Coca-Cola Co.	17,816	1,245,516
Biotechnology — 1.0%
Gilead Sciences, Inc.	11,467	1,407,460
Building Materials — 1.7%
Vulcan Materials Co.	8,112	2,313,705
Commercial Services — 5.8%
Equifax, Inc.	10,322	2,239,668
S&P Global, Inc.	6,360	3,323,672
Verisk Analytics, Inc.	10,401	2,326,600
		7,889,940
Computers — 7.8%
Apple, Inc.	38,912	10,578,616
Diversified Financial Services — 11.1%
Intercontinental Exchange, Inc.	26,036	4,216,790
Mastercard, Inc., Class A	7,526	4,296,443
Visa, Inc., Class A	18,828	6,603,168
		15,116,401
Environmental Control — 1.9%
Waste Connections, Inc.	14,710	2,579,546
Healthcare Products — 6.1%
Danaher Corp.	17,626	4,034,944
IDEXX Laboratories, Inc.*	2,248	1,520,839
Intuitive Surgical, Inc.*	4,905	2,777,996
		8,333,779
Healthcare Services — 1.0%
UnitedHealth Group, Inc.	4,174	1,377,879
Internet — 14.8%
Alphabet, Inc., Class A	24,924	7,801,212
Amazon.com, Inc.*	31,117	7,182,426
Booking Holdings, Inc.	472	2,527,716
Meta Platforms, Inc., Class A	1,899	1,253,511
Netflix, Inc.*	14,366	1,346,956
		20,111,821
Real Estate — 1.3%
CoStar Group, Inc.*	25,050	1,684,362
Semiconductors — 20.4%
Advanced Micro Devices, Inc.*	7,679	1,644,535
Broadcom, Inc.	10,492	3,631,281
NVIDIA Corp.	102,561	19,127,627
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,006	3,344,613
		27,748,056
Software — 24.4%
Autodesk, Inc.*	5,116	1,514,387
Broadridge Financial Solutions, Inc.	7,955	1,775,317
Intuit, Inc.	6,349	4,205,705
	Number of Shares	Value†

Software — (continued)
Microsoft Corp.	35,746	$17,287,481
MSCI, Inc.	2,298	1,318,432
Salesforce, Inc.	11,271	2,985,801
Synopsys, Inc.*	4,534	2,129,710
Veeva Systems, Inc., Class A*	8,919	1,990,988
		33,207,821
Telecommunications — 0.5%
Motorola Solutions, Inc.	1,789	685,759
Transportation — 0.3%
Old Dominion Freight Line, Inc.	2,659	416,931
TOTAL COMMON STOCKS (Cost $89,061,659)		135,526,145

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $477,609)	477,609	477,609
TOTAL INVESTMENTS — 100.0% (Cost $89,539,268)		$136,003,754
Other Assets & Liabilities — 0.0%		7,980
TOTAL NET ASSETS — 100.0%		$136,011,734

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$135,526,145	$135,526,145	$—	$—
Short-Term Investments	477,609	477,609	—	—
Total Investments	$136,003,754	$136,003,754	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Aerospace & Defense — 4.0%
Curtiss-Wright Corp.	1,377	$759,099
RTX Corp.	31,045	5,693,653
		6,452,752
Agriculture — 2.5%
Philip Morris International, Inc.	24,672	3,957,389
Apparel — 0.7%
NIKE, Inc., Class B	18,081	1,151,941
Auto Manufacturers — 1.1%
PACCAR, Inc.	15,816	1,732,010
Auto Parts & Equipment — 1.2%
Allison Transmission Holdings, Inc.	8,407	823,045
BorgWarner, Inc.	23,463	1,057,243
		1,880,288
Banks — 9.4%
Citigroup, Inc.	33,420	3,899,780
JPMorgan Chase & Co.	24,363	7,850,246
Wells Fargo & Co.	36,756	3,425,659
		15,175,685
Biotechnology — 4.4%
Gilead Sciences, Inc.	22,194	2,724,091
Regeneron Pharmaceuticals, Inc.	4,472	3,451,803
United Therapeutics Corp.*	2,012	980,347
		7,156,241
Building Materials — 0.4%
Owens Corning	6,340	709,509
Chemicals — 0.7%
CF Industries Holdings, Inc.	13,927	1,077,114
Commercial Services — 1.6%
S&P Global, Inc.	4,948	2,585,775
Computers — 0.5%
NetApp, Inc.	6,970	746,417
Distribution & Wholesale — 0.8%
Pool Corp.	5,570	1,274,138
Diversified Financial Services — 2.6%
Mastercard, Inc., Class A	4,730	2,700,262
Raymond James Financial, Inc.	8,730	1,401,951
		4,102,213
Electrical Components & Equipment — 0.8%
Generac Holdings, Inc.*	9,747	1,329,198
Electronics — 1.2%
Allegion PLC	7,783	1,239,209
nVent Electric PLC	6,640	677,081
		1,916,290
Environmental Control — 1.6%
Veralto Corp.	25,643	2,558,659
	Number of Shares	Value†

Food — 0.7%
US Foods Holding Corp.*	14,140	$1,065,025
Healthcare Products — 4.3%
Agilent Technologies, Inc.	22,280	3,031,640
Align Technology, Inc.*	4,170	651,146
GE HealthCare Technologies, Inc.	18,210	1,493,584
ResMed, Inc.	6,890	1,659,594
		6,835,964
Healthcare Services — 5.2%
Charles River Laboratories International, Inc.*	10,730	2,140,420
HCA Healthcare, Inc.	3,248	1,516,361
Quest Diagnostics, Inc.	11,552	2,004,619
UnitedHealth Group, Inc.	8,280	2,733,311
		8,394,711
Insurance — 6.1%
Axis Capital Holdings Ltd.	14,573	1,560,623
Berkshire Hathaway, Inc., Class B*	12,551	6,308,760
MetLife, Inc.	16,753	1,322,482
MGIC Investment Corp.	21,252	620,983
		9,812,848
Internet — 3.8%
Alphabet, Inc., Class C	13,910	4,364,958
Meta Platforms, Inc., Class A	1,440	950,530
Uber Technologies, Inc.*	10,500	857,955
		6,173,443
Iron & Steel — 1.1%
Steel Dynamics, Inc.	10,625	1,800,406
Machinery — Diversified — 2.2%
Cactus, Inc., Class A	17,590	803,511
Otis Worldwide Corp.	15,510	1,354,799
Westinghouse Air Brake Technologies Corp.	6,825	1,456,796
		3,615,106
Media — 2.0%
The Walt Disney Co.	27,910	3,175,321
Miscellaneous Manufacturing — 1.1%
ITT, Inc.	9,800	1,700,398
Office & Business Equipment — 1.1%
Zebra Technologies Corp., Class A*	7,414	1,800,267
Oil & Gas — 5.5%
APA Corp.	46,320	1,132,987
Chevron Corp.	22,150	3,375,882
ConocoPhillips	15,748	1,474,170
EOG Resources, Inc.	20,151	2,116,057
Phillips 66	6,112	788,692
		8,887,788
Pharmaceuticals — 6.6%
Cencora, Inc.	7,589	2,563,185

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Johnson & Johnson	38,541	$7,976,060
		10,539,245
Real Estate — 1.0%
Jones Lang LaSalle, Inc.*	4,900	1,648,703
Retail — 11.7%
Casey's General Stores, Inc.	2,671	1,476,288
Dick's Sporting Goods, Inc.	9,649	1,910,212
Genuine Parts Co.	8,130	999,665
Lowe's Cos., Inc.	13,510	3,258,072
MSC Industrial Direct Co., Inc., Class A	14,392	1,210,367
Ross Stores, Inc.	16,692	3,006,897
Ulta Beauty, Inc.*	1,857	1,123,504
Walmart, Inc.	36,210	4,034,156
Yum! Brands, Inc.	11,630	1,759,386
		18,778,547
Semiconductors — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,249	2,506,789
Texas Instruments, Inc.	13,001	2,255,543
		4,762,332
Software — 2.2%
Electronic Arts, Inc.	2,596	530,441
Paycom Software, Inc.	3,680	586,445
Salesforce, Inc.	9,320	2,468,961
		3,585,847
Telecommunications — 4.1%
AT&T, Inc.	101,850	2,529,954
Cisco Systems, Inc.	53,510	4,121,875
		6,651,829
Transportation — 2.5%
CSX Corp.	39,880	1,445,650
J.B. Hunt Transport Services, Inc.	5,211	1,012,706
Landstar System, Inc.	10,850	1,559,145
		4,017,501
TOTAL COMMON STOCKS (Cost $128,508,640)		157,050,900

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Storage & Warehousing — 0.8%
Public Storage (Cost $1,381,736)	5,007	1,299,316
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $2,681,597)	2,681,597	$2,681,597
TOTAL INVESTMENTS — 100.2% (Cost $132,571,973)		$161,031,813
Other Assets & Liabilities — (0.2)%		(271,839)
TOTAL NET ASSETS — 100.0%		$160,759,974

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$157,050,900	$157,050,900	$—	$—
Real Estate Investment Trusts	1,299,316	1,299,316	—	—
Short-Term Investments	2,681,597	2,681,597	—	—
Total Investments	$161,031,813	$161,031,813	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 98.6%
Banks — 9.2%
Bank of America Corp.	86,017	$4,730,935
Huntington Bancshares, Inc.	118,273	2,052,037
The Goldman Sachs Group, Inc.	2,034	1,787,886
Wells Fargo & Co.	35,977	3,353,056
		11,923,914
Biotechnology — 0.9%
Gilead Sciences, Inc.	9,961	1,222,613
Building Materials — 1.9%
Johnson Controls International PLC	20,492	2,453,917
Chemicals — 1.7%
Linde PLC	5,215	2,223,624
Diversified Financial Services — 4.5%
Cboe Global Markets, Inc.	8,630	2,166,130
The Charles Schwab Corp.	36,088	3,605,552
		5,771,682
Electric — 5.3%
CMS Energy Corp.	9,189	642,587
Duke Energy Corp.	9,511	1,114,784
Entergy Corp.	16,255	1,502,449
NextEra Energy, Inc.	19,985	1,604,396
NRG Energy, Inc.	6,497	1,034,582
Sempra	10,985	969,866
		6,868,664
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	16,942	2,248,542
Electronics — 1.6%
Mettler-Toledo International, Inc.*	1,462	2,038,306
Food — 3.7%
The Hershey Co.	10,338	1,881,309
The J.M. Smucker Co.	9,792	957,756
US Foods Holding Corp.*	25,869	1,948,453
		4,787,518
Healthcare Products — 4.2%
Abbott Laboratories	26,932	3,374,310
Boston Scientific Corp.*	21,997	2,097,414
Medline, Inc., Class A*	679	28,518
		5,500,242
Healthcare Services — 1.1%
UnitedHealth Group, Inc.	4,276	1,411,550
Home Builders — 1.1%
Meritage Homes Corp.	21,933	1,443,191
Household Products & Wares — 0.8%
Avery Dennison Corp.	5,893	1,071,819
Insurance — 9.6%
American International Group, Inc.	39,026	3,338,674
Prudential PLC, ADR	69,827	2,173,016
Reinsurance Group of America, Inc.	15,314	3,115,787
Ryan Specialty Holdings, Inc.	39,722	2,050,847
	Number of Shares	Value†

Insurance — (continued)
The Travelers Cos., Inc.	5,869	$1,702,362
		12,380,686
Internet — 9.2%
Alphabet, Inc., Class A	10,461	3,274,293
Amazon.com, Inc.*	21,240	4,902,617
eBay, Inc.	9,850	857,935
Meta Platforms, Inc., Class A	4,376	2,888,554
		11,923,399
Iron & Steel — 1.2%
Steel Dynamics, Inc.	8,909	1,509,630
Machinery — Diversified — 1.4%
Ingersoll Rand, Inc.	10,755	852,011
Westinghouse Air Brake Technologies Corp.	4,617	985,499
		1,837,510
Media — 2.4%
The Walt Disney Co.	27,542	3,133,453
Mining — 0.9%
Alcoa Corp.	22,214	1,180,452
Miscellaneous Manufacturing — 1.8%
3M Co.	14,375	2,301,438
Oil & Gas — 4.4%
EQT Corp.	28,238	1,513,557
Exxon Mobil Corp.	34,833	4,191,803
		5,705,360
Packaging and Containers — 1.5%
Ball Corp.	37,531	1,988,017
Pharmaceuticals — 4.2%
AbbVie, Inc.	8,596	1,964,100
Bristol-Myers Squibb Co.	43,223	2,331,449
Zoetis, Inc.	9,331	1,174,026
		5,469,575
Pipelines — 1.6%
The Williams Cos., Inc.	34,201	2,055,822
Retail — 5.4%
BJ's Wholesale Club Holdings, Inc.*	18,911	1,702,558
Lowe's Cos., Inc.	8,533	2,057,818
McDonald's Corp.	7,378	2,254,938
Ross Stores, Inc.	5,430	978,160
		6,993,474
Semiconductors — 7.6%
Advanced Micro Devices, Inc.*	6,401	1,370,838
Intel Corp.*	73,113	2,697,870
Microchip Technology, Inc.	23,049	1,468,682
Micron Technology, Inc.	12,677	3,618,143
ON Semiconductor Corp.*	13,914	753,443
		9,908,976

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	4,070	$1,384,085
Software — 1.8%
Salesforce, Inc.	8,535	2,261,007
Telecommunications — 2.4%
Cisco Systems, Inc.	40,966	3,155,611
Transportation — 4.4%
CSX Corp.	85,806	3,110,467
United Parcel Service, Inc., Class B	25,572	2,536,487
		5,646,954
TOTAL COMMON STOCKS (Cost $107,357,912)		127,801,031

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Industrial — 1.4%
First Industrial Realty Trust, Inc. (Cost $1,601,245)	31,063	1,778,978

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $935,373)	935,373	935,373
TOTAL INVESTMENTS — 100.7% (Cost $109,894,530)		$130,515,382
Other Assets & Liabilities — (0.7)%		(854,391)
TOTAL NET ASSETS — 100.0%		$129,660,991

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$127,801,031	$127,801,031	$—	$—
Real Estate Investment Trusts	1,778,978	1,778,978	—	—
Short-Term Investments	935,373	935,373	—	—
Total Investments	$130,515,382	$130,515,382	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Advertising — 0.1%
Omnicom Group, Inc.	5,051	$407,868
The Trade Desk, Inc., Class A*	7,111	269,934
		677,802
Aerospace & Defense — 2.1%
General Dynamics Corp.	4,026	1,355,393
General Electric Co.	17,048	5,251,295
Howmet Aerospace, Inc.	6,386	1,309,258
L3Harris Technologies, Inc.	2,971	872,196
Lockheed Martin Corp.	3,271	1,582,085
Northrop Grumman Corp.	2,131	1,215,118
RTX Corp.	21,295	3,905,503
The Boeing Co.*	12,055	2,617,382
TransDigm Group, Inc.	879	1,168,938
		19,277,168
Agriculture — 0.7%
Altria Group, Inc.	26,450	1,525,107
Archer-Daniels-Midland Co.	7,599	436,867
Bunge Global S.A.	2,202	196,154
Philip Morris International, Inc.	24,763	3,971,985
		6,130,113
Airlines — 0.2%
Delta Air Lines, Inc.	10,362	719,123
Southwest Airlines Co.	8,404	347,337
United Airlines Holdings, Inc.*	5,098	570,059
		1,636,519
Apparel — 0.2%
Deckers Outdoor Corp.*	2,426	251,504
NIKE, Inc., Class B	18,810	1,198,385
Ralph Lauren Corp.	615	217,470
Tapestry, Inc.	3,335	426,113
		2,093,472
Auto Manufacturers — 2.6%
Cummins, Inc.	2,189	1,117,375
Ford Motor Co.	61,912	812,285
General Motors Co.	15,209	1,236,796
PACCAR, Inc.	8,407	920,651
Tesla, Inc.*	44,663	20,085,844
		24,172,951
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,506	266,772
Banks — 4.7%
Bank of America Corp.	108,512	5,968,160
Citigroup, Inc.	29,276	3,416,216
Citizens Financial Group, Inc.	6,909	403,555
Fifth Third Bancorp	9,359	438,095
Huntington Bancshares, Inc.	22,322	387,287
JPMorgan Chase & Co.	43,767	14,102,603
KeyCorp	12,742	262,995
M&T Bank Corp.	1,860	374,753
Morgan Stanley	19,296	3,425,619
Northern Trust Corp.	3,077	420,287
Regions Financial Corp.	12,713	344,522
	Number of Shares	Value†

Banks — (continued)
State Street Corp.	4,560	$588,286
The Bank of New York Mellon Corp.	11,190	1,299,047
The Goldman Sachs Group, Inc.	4,816	4,233,264
The PNC Financial Services Group, Inc.	5,647	1,178,698
Truist Financial Corp.	19,701	969,486
US Bancorp	23,488	1,253,320
Wells Fargo & Co.	50,972	4,750,590
		43,816,783
Beverages — 1.0%
Brown-Forman Corp., Class B	2,653	69,137
Constellation Brands, Inc., Class A	2,075	286,267
Keurig Dr Pepper, Inc.	21,564	604,008
Molson Coors Beverage Co., Class B	2,168	101,202
Monster Beverage Corp.*	11,263	863,534
PepsiCo, Inc.	21,776	3,125,292
The Coca-Cola Co.	61,628	4,308,413
		9,357,853
Biotechnology — 1.1%
Amgen, Inc.	8,581	2,808,647
Biogen, Inc.*	2,366	416,392
Corteva, Inc.	10,794	723,522
Gilead Sciences, Inc.	19,773	2,426,938
Incyte Corp.*	2,645	261,247
Moderna, Inc.*	5,161	152,198
Regeneron Pharmaceuticals, Inc.	1,628	1,256,604
Vertex Pharmaceuticals, Inc.*	4,073	1,846,535
		9,892,083
Building Materials — 0.6%
Builders FirstSource, Inc.*	1,611	165,756
Carrier Global Corp.	12,403	655,375
CRH PLC	7,000	873,600
Johnson Controls International PLC	10,382	1,243,244
Lennox International, Inc.	460	223,367
Martin Marietta Materials, Inc.	964	600,244
Masco Corp.	2,514	159,538
Trane Technologies PLC	3,533	1,375,044
Vulcan Materials Co.	2,106	600,673
		5,896,841
Chemicals — 0.9%
Air Products and Chemicals, Inc.	3,518	869,016
Albemarle Corp.	1,851	261,805
CF Industries Holdings, Inc.	2,556	197,681
Dow, Inc.	11,212	262,137
DuPont de Nemours, Inc.	6,713	269,863
Ecolab, Inc.	4,068	1,067,931
International Flavors & Fragrances, Inc.	4,002	269,695
Linde PLC	7,458	3,180,017
LyondellBasell Industries N.V., Class A	4,195	181,643
PPG Industries, Inc.	3,559	364,655
Qnity Electronics, Inc.	3,356	274,017
The Mosaic Co.	5,250	126,473

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	3,697	$1,197,939
		8,522,872
Commercial Services — 1.3%
Automatic Data Processing, Inc.	6,450	1,659,134
Block, Inc.*	8,714	567,194
Cintas Corp.	5,444	1,023,853
Corpay, Inc.*	1,121	337,343
Equifax, Inc.	1,956	424,413
Global Payments, Inc.	3,842	297,371
Moody's Corp.	2,459	1,256,180
PayPal Holdings, Inc.	15,272	891,579
Quanta Services, Inc.	2,374	1,001,970
Rollins, Inc.	4,391	263,548
S&P Global, Inc.	4,982	2,603,543
United Rentals, Inc.	1,028	831,981
Verisk Analytics, Inc.	1,917	428,814
		11,586,923
Computers — 8.6%
Accenture PLC, Class A	9,925	2,662,878
Apple, Inc.	234,887	63,856,380
Cognizant Technology Solutions Corp., Class A	7,714	640,262
Crowdstrike Holdings, Inc., Class A*	4,073	1,909,260
Dell Technologies, Inc., Class C	4,822	606,993
EPAM Systems, Inc.*	871	178,450
Fortinet, Inc.*	10,404	826,182
Gartner, Inc.*	1,149	289,870
Hewlett Packard Enterprise Co.	20,814	499,952
HP, Inc.	14,120	314,594
International Business Machines Corp.	14,943	4,426,266
Leidos Holdings, Inc.	2,036	367,294
NetApp, Inc.	2,992	320,413
Sandisk Corp.*	2,200	522,236
Seagate Technology Holdings PLC	3,470	955,603
Super Micro Computer, Inc.*	8,058	235,858
Western Digital Corp.	5,593	963,506
		79,575,997
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	12,846	1,015,091
Kenvue, Inc.	29,227	504,166
The Estee Lauder Cos., Inc., Class A	3,964	415,110
The Procter & Gamble Co.	38,002	5,446,066
		7,380,433
Distribution & Wholesale — 0.2%
Copart, Inc.*	14,220	556,713
Fastenal Co.	18,215	730,968
Pool Corp.	521	119,179
W.W. Grainger, Inc.	636	641,756
		2,048,616
Diversified Financial Services — 4.0%
American Express Co.	8,633	3,193,778
Ameriprise Financial, Inc.	1,499	735,020
Apollo Global Management, Inc.	7,352	1,064,276
	Number of Shares	Value†

Diversified Financial Services — (continued)
Ares Management Corp., Class A	3,300	$533,379
Blackrock, Inc.	2,285	2,445,727
Capital One Financial Corp.	10,145	2,458,742
Cboe Global Markets, Inc.	1,665	417,915
CME Group, Inc.	5,802	1,584,410
Coinbase Global, Inc., Class A*	3,589	811,616
Franklin Resources, Inc.	5,022	119,976
Interactive Brokers Group, Inc., Class A	7,025	451,778
Intercontinental Exchange, Inc.	9,068	1,468,653
Invesco Ltd.	7,165	188,225
Mastercard, Inc., Class A	13,143	7,503,076
Nasdaq, Inc.	7,186	697,976
Raymond James Financial, Inc.	2,792	448,367
Synchrony Financial	5,995	500,163
T. Rowe Price Group, Inc.	3,482	356,487
The Charles Schwab Corp.	27,198	2,717,352
Visa, Inc., Class A	27,082	9,497,928
		37,194,844
Electric — 2.1%
Alliant Energy Corp.	4,087	265,696
Ameren Corp.	4,253	424,705
American Electric Power Co., Inc.	8,463	975,868
CenterPoint Energy, Inc.	10,505	402,762
CMS Energy Corp.	4,788	334,825
Consolidated Edison, Inc.	5,761	572,182
Constellation Energy Corp.	5,016	1,772,002
Dominion Energy, Inc.	13,665	800,632
DTE Energy Co.	3,325	428,858
Duke Energy Corp.	12,349	1,447,426
Edison International	6,094	365,762
Entergy Corp.	7,048	651,447
Evergy, Inc.	3,668	265,893
Eversource Energy	5,894	396,843
Exelon Corp.	16,030	698,748
FirstEnergy Corp.	8,266	370,069
NextEra Energy, Inc.	32,745	2,628,769
NRG Energy, Inc.	3,086	491,415
PG&E Corp.	35,079	563,720
Pinnacle West Capital Corp.	1,930	171,191
PPL Corp.	11,782	412,606
Public Service Enterprise Group, Inc.	7,876	632,443
Sempra	10,390	917,333
The AES Corp.	11,741	168,366
The Southern Co.	17,472	1,523,558
Vistra Corp.	5,091	821,331
WEC Energy Group, Inc.	5,142	542,275
Xcel Energy, Inc.	9,344	690,148
		19,736,873
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,546	728,029
Eaton Corp. PLC	6,203	1,975,718
Emerson Electric Co.	8,970	1,190,499
Generac Holdings, Inc.*	847	115,505
		4,009,751

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 0.9%
Allegion PLC	1,366	$217,495
Amphenol Corp., Class A	19,460	2,629,824
Fortive Corp.	5,392	297,692
Garmin Ltd.	2,594	526,193
Honeywell International, Inc.	10,031	1,956,948
Hubbell, Inc.	786	349,070
Jabil, Inc.	1,707	389,230
Keysight Technologies, Inc.*	2,679	544,346
Mettler-Toledo International, Inc.*	324	451,718
TE Connectivity PLC	4,678	1,064,292
Trimble, Inc.*	3,803	297,965
		8,724,773
Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,714	447,748
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	450	419,981
EMCOR Group, Inc.	705	431,312
Jacobs Solutions, Inc.	1,879	248,892
		1,100,185
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	2,545	362,663
TKO Group Holdings, Inc.	1,303	272,327
		634,990
Environmental Control — 0.3%
Pentair PLC	2,563	266,911
Republic Services, Inc.	3,247	688,137
Veralto Corp.	3,952	394,331
Waste Management, Inc.	5,909	1,298,266
		2,647,645
Food — 0.5%
Conagra Brands, Inc.	5,030	87,069
General Mills, Inc.	5,911	274,861
Hormel Foods Corp.	4,037	95,677
Lamb Weston Holdings, Inc.	2,189	91,697
McCormick & Co., Inc.	4,033	274,688
Mondelez International, Inc., Class A	20,486	1,102,761
Sysco Corp.	7,567	557,612
The Campbell's Company	3,250	90,578
The Hershey Co.	2,327	423,467
The J.M. Smucker Co.	1,660	162,365
The Kraft Heinz Co.	13,645	330,891
The Kroger Co.	9,645	602,620
Tyson Foods, Inc., Class A	4,485	262,911
		4,357,197
Forest Products & Paper — 0.0%
International Paper Co.	8,032	316,380
Gas — 0.1%
Atmos Energy Corp.	2,572	431,144
NiSource, Inc.	7,521	314,077
		745,221
	Number of Shares	Value†

Hand & Machine Tools — 0.1%
Snap-on, Inc.	816	$281,193
Stanley Black & Decker, Inc.	2,474	183,769
		464,962
Healthcare Products — 2.7%
Abbott Laboratories	28,086	3,518,895
Agilent Technologies, Inc.	4,484	610,138
Align Technology, Inc.*	1,049	163,801
Baxter International, Inc.	8,365	159,855
Bio-Techne Corp.	2,174	127,853
Boston Scientific Corp.*	23,907	2,279,532
Danaher Corp.	10,108	2,313,923
Edwards Lifesciences Corp.*	9,332	795,553
GE HealthCare Technologies, Inc.	7,197	590,298
Hologic, Inc.*	3,503	260,938
IDEXX Laboratories, Inc.*	1,313	888,284
Insulet Corp.*	1,128	320,623
Intuitive Surgical, Inc.*	5,701	3,228,818
Medtronic PLC	20,316	1,951,555
ResMed, Inc.	2,334	562,191
Revvity, Inc.	1,598	154,607
Solventum Corp.*	2,310	183,044
STERIS PLC	1,562	395,998
Stryker Corp.	5,457	1,917,972
The Cooper Cos., Inc.*	3,122	255,879
Thermo Fisher Scientific, Inc.	6,006	3,480,177
Waters Corp.*	943	358,180
West Pharmaceutical Services, Inc.	1,127	310,083
Zimmer Biomet Holdings, Inc.	3,118	280,371
		25,108,568
Healthcare Services — 1.2%
Centene Corp.*	7,451	306,609
Charles River Laboratories International, Inc.*	671	133,851
DaVita, Inc.*	287	32,606
Elevance Health, Inc.	3,565	1,249,711
HCA Healthcare, Inc.	2,594	1,211,035
Humana, Inc.	1,919	491,513
IQVIA Holdings, Inc.*	2,686	605,451
Labcorp Holdings, Inc.	1,328	333,169
Molina Healthcare, Inc.*	747	129,634
Quest Diagnostics, Inc.	1,752	304,024
The Cigna Group.	4,256	1,171,379
UnitedHealth Group, Inc.	14,425	4,761,837
Universal Health Services, Inc., Class B	893	194,692
		10,925,511
Home Builders — 0.2%
D.R. Horton, Inc.	4,385	631,572
Lennar Corp., Class A	3,634	373,575
NVR, Inc.*	46	335,467
PulteGroup, Inc.	3,177	372,535
		1,713,149
Household Products & Wares — 0.1%
Avery Dennison Corp.	1,123	204,251
Church & Dwight Co., Inc.	3,915	328,273

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
Kimberly-Clark Corp.	5,260	$530,682
The Clorox Co.	1,680	169,394
		1,232,600
Insurance — 3.3%
Aflac, Inc.	7,461	822,724
American International Group, Inc.	8,609	736,500
Aon PLC, Class A	3,414	1,204,732
Arch Capital Group Ltd.*	5,916	567,463
Arthur J. Gallagher & Co.	4,066	1,052,240
Assurant, Inc.	755	181,842
Berkshire Hathaway, Inc., Class B*	29,267	14,711,057
Brown & Brown, Inc.	4,390	349,883
Chubb Ltd.	5,823	1,817,475
Cincinnati Financial Corp.	2,482	405,360
Erie Indemnity Co., Class A	360	103,194
Everest Group Ltd.	666	226,007
Globe Life, Inc.	1,286	179,860
Loews Corp.	2,686	282,863
Marsh & McLennan Cos., Inc.	7,189	1,333,703
MetLife, Inc.	8,882	701,145
Principal Financial Group, Inc.	3,208	282,978
Prudential Financial, Inc.	5,448	614,970
The Allstate Corp.	4,184	870,900
The Hartford Insurance Group, Inc.	4,440	611,832
The Progressive Corp.	9,296	2,116,885
The Travelers Cos., Inc.	3,598	1,043,636
W.R. Berkley Corp.	4,751	333,140
Willis Towers Watson PLC	1,416	465,298
		31,015,687
Internet — 14.2%
Airbnb, Inc., Class A*	6,827	926,560
Alphabet, Inc., Class A	86,173	26,972,149
Alphabet, Inc., Class C	70,319	22,066,102
Amazon.com, Inc.*	154,440	35,647,841
AppLovin Corp., Class A*	4,355	2,934,486
Booking Holdings, Inc.	515	2,757,995
CDW Corp.	1,936	263,683
DoorDash, Inc., Class A*	6,053	1,370,883
eBay, Inc.	8,247	718,314
Expedia Group, Inc.	1,903	539,139
F5, Inc.*	938	239,434
Gen Digital, Inc.	9,125	248,109
GoDaddy, Inc., Class A*	1,756	217,885
Match Group, Inc.	12,382	399,815
Meta Platforms, Inc., Class A	35,290	23,294,576
Netflix, Inc.*	68,350	6,408,496
Palo Alto Networks, Inc.*	10,796	1,988,623
Robinhood Markets, Inc., Class A*	12,522	1,416,238
Uber Technologies, Inc.*	33,169	2,710,239
VeriSign, Inc.	1,360	330,412
		131,450,979
Iron & Steel — 0.1%
Nucor Corp.	3,688	601,550
	Number of Shares	Value†

Iron & Steel — (continued)
Steel Dynamics, Inc.	2,211	$374,654
		976,204
Leisure Time — 0.2%
Carnival Corp.*	17,355	530,021
Norwegian Cruise Line Holdings Ltd.*	7,409	165,369
Royal Caribbean Cruises Ltd.	4,027	1,123,211
		1,818,601
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	3,758	1,079,485
Las Vegas Sands Corp.	4,940	321,545
Marriott International, Inc., Class A	3,600	1,116,864
MGM Resorts International*	3,313	120,891
Wynn Resorts Ltd.	1,321	158,956
		2,797,741
Machinery — Construction & Mining — 0.8%
Caterpillar, Inc.	7,454	4,270,173
GE Vernova, Inc.	4,319	2,822,769
		7,092,942
Machinery — Diversified — 0.6%
Deere & Co.	4,011	1,867,401
Dover Corp.	2,174	424,452
IDEX Corp.	1,076	191,463
Ingersoll Rand, Inc.	5,690	450,762
Nordson Corp.	874	210,136
Otis Worldwide Corp.	6,201	541,657
Rockwell Automation, Inc.	1,792	697,214
Westinghouse Air Brake Technologies Corp.	2,742	585,280
Xylem, Inc.	3,839	522,795
		5,491,160
Media — 0.8%
Charter Communications, Inc., Class A*	1,414	295,173
Comcast Corp., Class A	57,042	1,704,986
FactSet Research Systems, Inc.	591	171,502
Fox Corp., Class A	3,274	239,231
Fox Corp., Class B	2,438	158,299
News Corp., Class A	5,954	155,519
News Corp., Class B	1,762	52,208
Paramount Skydance Corp., Class B	4,763	63,824
The Walt Disney Co.	29,096	3,310,252
Warner Bros Discovery, Inc.*	40,259	1,160,264
		7,311,258
Mining — 0.3%
Freeport-McMoRan, Inc.	22,708	1,153,339
Newmont Corp.	18,187	1,815,972
		2,969,311
Miscellaneous Manufacturing — 0.6%
3M Co.	8,456	1,353,806
A.O. Smith Corp.	1,343	89,820
Axon Enterprise, Inc.*	1,254	712,184
Illinois Tool Works, Inc.	4,241	1,044,558

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Parker-Hannifin Corp.	2,029	$1,783,410
Teledyne Technologies, Inc.*	745	380,494
Textron, Inc.	2,636	229,780
		5,594,052
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	714	173,373
Oil & Gas — 2.2%
APA Corp.	5,960	145,782
Chevron Corp.	30,125	4,591,351
ConocoPhillips	19,887	1,861,622
Coterra Energy, Inc.	12,177	320,499
Devon Energy Corp.	10,158	372,087
Diamondback Energy, Inc.	2,997	450,539
EOG Resources, Inc.	7,735	812,252
EQT Corp.	9,838	527,317
Expand Energy Corp.	3,829	422,568
Exxon Mobil Corp.	67,574	8,131,855
Marathon Petroleum Corp.	4,857	789,894
Occidental Petroleum Corp.	11,497	472,757
Phillips 66	6,454	832,824
Texas Pacific Land Corp.	912	261,945
Valero Energy Corp.	4,943	804,671
		20,797,963
Oil & Gas Services — 0.2%
Baker Hughes Co.	15,675	713,840
Halliburton Co.	13,540	382,640
SLB Ltd.	23,638	907,226
		2,003,706
Packaging and Containers — 0.1%
Amcor PLC	34,393	286,838
Ball Corp.	3,798	201,180
Packaging Corp. of America	1,324	273,048
Smurfit WestRock PLC	7,951	307,465
		1,068,531
Pharmaceuticals — 4.7%
AbbVie, Inc.	27,929	6,381,497
Becton Dickinson & Co.	4,578	888,453
Bristol-Myers Squibb Co.	32,256	1,739,889
Cardinal Health, Inc.	3,772	775,146
Cencora, Inc.	3,098	1,046,350
CVS Health Corp.	20,236	1,605,929
Dexcom, Inc.*	6,291	417,534
Eli Lilly & Co.	12,655	13,600,075
Henry Schein, Inc.*	1,400	105,812
Johnson & Johnson	38,544	7,976,681
McKesson Corp.	1,980	1,624,174
Merck & Co., Inc.	39,932	4,203,242
Pfizer, Inc.	90,189	2,245,706
Viatris, Inc.	19,001	236,562
Zoetis, Inc.	6,659	837,835
		43,684,885
Pipelines — 0.4%
Kinder Morgan, Inc.	29,553	812,412
	Number of Shares	Value†

Pipelines — (continued)
ONEOK, Inc.	8,794	$646,359
Targa Resources Corp.	3,320	612,540
The Williams Cos., Inc.	19,468	1,170,221
		3,241,532
Private Equity — 0.3%
Blackstone, Inc.	11,710	1,804,979
KKR & Co., Inc.	10,914	1,391,317
		3,196,296
Real Estate — 0.1%
CoStar Group, Inc.*	6,766	454,946
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,690	754,105
Retail — 4.2%
AutoZone, Inc.*	266	902,139
Best Buy Co., Inc.	3,115	208,487
Carvana Co.*	1,600	675,232
Chipotle Mexican Grill, Inc.*	21,299	788,063
Costco Wholesale Corp.	7,101	6,123,476
Darden Restaurants, Inc.	1,869	343,933
Dollar General Corp.	3,515	466,687
Dollar Tree, Inc.*	3,076	378,379
Domino's Pizza, Inc.	498	207,576
Genuine Parts Co.	2,217	272,602
Lowe's Cos., Inc.	8,889	2,143,671
Lululemon Athletica, Inc.*	1,738	361,174
McDonald's Corp.	11,351	3,469,206
O'Reilly Automotive, Inc.*	13,502	1,231,517
Ross Stores, Inc.	5,204	937,449
Starbucks Corp.	18,051	1,520,075
Target Corp.	7,204	704,191
The Home Depot, Inc.	15,843	5,451,576
The TJX Cos., Inc.	17,783	2,731,647
Tractor Supply Co.	8,379	419,034
Ulta Beauty, Inc.*	723	437,422
Walmart, Inc.	71,484	7,964,033
Williams-Sonoma, Inc.	1,944	347,179
Yum! Brands, Inc.	4,400	665,632
		38,750,380
Semiconductors — 14.2%
Advanced Micro Devices, Inc.*	25,876	5,541,604
Analog Devices, Inc.	7,904	2,143,565
Applied Materials, Inc.	12,788	3,286,388
Broadcom, Inc.	74,860	25,909,046
Intel Corp.*	69,607	2,568,498
KLA Corp.	2,134	2,592,981
Lam Research Corp.	20,431	3,497,378
Microchip Technology, Inc.	8,503	541,811
Micron Technology, Inc.	17,906	5,110,551
Monolithic Power Systems, Inc.	760	688,834
NVIDIA Corp.	386,566	72,094,559
NXP Semiconductors N.V.	4,028	874,318
ON Semiconductor Corp.*	6,565	355,495
QUALCOMM, Inc.	17,153	2,934,021

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Skyworks Solutions, Inc.	2,102	$133,288
Teradyne, Inc.	2,522	488,158
Texas Instruments, Inc.	14,423	2,502,246
		131,262,741
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	217,645
Software — 10.0%
Adobe, Inc.*	6,759	2,365,582
Akamai Technologies, Inc.*	2,332	203,467
Autodesk, Inc.*	3,402	1,007,026
Broadridge Financial Solutions, Inc.	1,875	418,444
Cadence Design Systems, Inc.*	4,357	1,361,911
Datadog, Inc., Class A*	5,119	696,133
Dayforce, Inc.*	2,550	176,358
Electronic Arts, Inc.	3,672	750,300
Fair Isaac Corp.*	380	642,436
Fidelity National Information Services, Inc.	8,340	554,276
Fiserv, Inc.*	8,071	542,129
Intuit, Inc.	4,516	2,991,489
Jack Henry & Associates, Inc.	1,184	216,056
Microsoft Corp.	118,355	57,238,845
MSCI, Inc.	1,234	707,983
Oracle Corp.	26,507	5,166,479
Palantir Technologies, Inc., Class A*	36,423	6,474,188
Paychex, Inc.	4,952	555,515
Paycom Software, Inc.	777	123,823
PTC, Inc.*	1,928	335,877
Roper Technologies, Inc.	1,723	766,959
Salesforce, Inc.	15,209	4,029,016
ServiceNow, Inc.*	16,740	2,564,401
Synopsys, Inc.*	2,951	1,386,144
Take-Two Interactive Software, Inc.*	2,977	762,201
Tyler Technologies, Inc.*	682	309,594
Workday, Inc., Class A*	3,437	738,199
		93,084,831
Telecommunications — 1.8%
Arista Networks, Inc.*	16,450	2,155,444
AT&T, Inc.	113,710	2,824,557
Cisco Systems, Inc.	63,512	4,892,329
Corning, Inc.	12,420	1,087,495
Motorola Solutions, Inc.	2,637	1,010,815
T-Mobile US, Inc.	7,706	1,564,626
Verizon Communications, Inc.	67,044	2,730,702
		16,265,968
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,116	173,512
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	1,867	300,139
CSX Corp.	29,803	1,080,359
Expeditors International of Washington, Inc.	2,142	319,179
FedEx Corp.	3,453	997,434
	Number of Shares	Value†

Transportation — (continued)
J.B. Hunt Transport Services, Inc.	1,211	$235,346
Norfolk Southern Corp.	3,587	1,035,639
Old Dominion Freight Line, Inc.	2,920	457,856
Union Pacific Corp.	9,448	2,185,511
United Parcel Service, Inc., Class B	11,723	1,162,804
		7,774,267
Water — 0.0%
American Water Works Co., Inc.	2,383	310,982
TOTAL COMMON STOCKS (Cost $374,515,868)		911,427,193

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Apartments — 0.2%
AvalonBay Communities, Inc.	2,282	413,749
Camden Property Trust	1,518	167,102
Equity Residential	5,527	348,422
Essex Property Trust, Inc.	1,037	271,362
Invitation Homes, Inc.	9,176	255,001
Mid-America Apartment Communities, Inc.	1,866	259,206
UDR, Inc.	3,858	141,512
		1,856,354
Diversified — 0.5%
American Tower Corp.	7,418	1,302,378
Crown Castle, Inc.	6,871	610,626
Digital Realty Trust, Inc.	5,068	784,070
Equinix, Inc.	1,560	1,195,209
SBA Communications Corp.	1,660	321,094
VICI Properties, Inc.	16,981	477,506
Weyerhaeuser Co.	11,355	269,000
		4,959,883
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,263	110,751
Healthpeak Properties, Inc.	10,998	176,848
Ventas, Inc.	7,191	556,439
Welltower, Inc.	10,752	1,995,679
		2,839,717
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	10,148	179,924
Industrial — 0.2%
Prologis, Inc.	14,745	1,882,347
Office Property — 0.0%
BXP, Inc.	2,288	154,394
Regional Malls — 0.1%
Simon Property Group, Inc.	5,217	965,719
Single Tenant — 0.1%
Realty Income Corp.	14,452	814,659
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,409	443,920
Iron Mountain, Inc.	4,743	393,432

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	2,506	$650,307
		1,487,659
Strip Centers — 0.1%
Federal Realty Investment Trust	1,020	102,816
Kimco Realty Corp.	10,604	214,943
Regency Centers Corp.	2,579	178,029
		495,788
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,350,137)		15,636,444

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,301,767)	1,301,767	1,301,767
TOTAL INVESTMENTS — 100.1% (Cost $388,167,772)		$928,365,404
Other Assets & Liabilities — (0.1)%		(721,676)
TOTAL NET ASSETS — 100.0%		$927,643,728

†	See Security Valuation Note.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$911,427,193	$911,427,193	$—	$—
Real Estate Investment Trusts	15,636,444	15,636,444	—	—
Short-Term Investments	1,301,767	1,301,767	—	—
Total Investments	$928,365,404	$928,365,404	$—	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(20,441)	$(20,441)	$—	$—
Total Liabilities—Other Financial Instruments	$(20,441)	$(20,441)	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Index 500 Fund
Futures contracts held by the Fund at December 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	03/20/26	8	50	$6,893	$2,757,000	$—	$(20,441)
							$—	$(20,441)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.5%
Aerospace & Defense — 5.2%
HEICO Corp., Class A	9,380	$2,367,794
Howmet Aerospace, Inc.	12,909	2,646,603
Kratos Defense & Security Solutions, Inc.*	15,329	1,163,624
		6,178,021
Apparel — 3.2%
On Holding AG, Class A*	42,213	1,962,060
Tapestry, Inc.	14,241	1,819,573
		3,781,633
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.*	6,488	2,579,953
Insmed, Inc.*	7,359	1,280,761
Ionis Pharmaceuticals, Inc.*	22,046	1,744,059
		5,604,773
Building Materials — 3.9%
Martin Marietta Materials, Inc.	3,715	2,313,182
SPX Technologies, Inc.*	11,696	2,339,902
		4,653,084
Commercial Services — 7.7%
Corpay, Inc.*	5,502	1,655,717
Paylocity Holding Corp.*	10,662	1,625,955
Quanta Services, Inc.	5,553	2,343,699
Rollins, Inc.	34,598	2,076,572
Toast, Inc., Class A*	40,452	1,436,450
		9,138,393
Computers — 0.8%
Zscaler, Inc.*	4,492	1,010,341
Distribution & Wholesale — 4.5%
Copart, Inc.*	32,782	1,283,415
Fastenal Co.	67,830	2,722,018
Pool Corp.	5,660	1,294,725
		5,300,158
Diversified Financial Services — 3.4%
Houlihan Lokey, Inc.	7,106	1,237,794
LPL Financial Holdings, Inc.	7,976	2,848,788
		4,086,582
Electrical Components & Equipment — 3.0%
Generac Holdings, Inc.*	12,721	1,734,763
Novanta, Inc.*	15,741	1,873,021
		3,607,784
Electronics — 2.3%
Coherent Corp.*	8,779	1,620,340
Itron, Inc.*	11,775	1,093,427
		2,713,767
Engineering & Construction — 0.4%
Construction Partners, Inc., Class A*	4,303	467,091
Hand & Machine Tools — 2.0%
Lincoln Electric Holdings, Inc.	9,869	2,365,007
	Number of Shares	Value†

Healthcare Products — 11.4%
Align Technology, Inc.*	10,630	$1,659,875
Bio-Techne Corp.	40,016	2,353,341
Edwards Lifesciences Corp.*	25,414	2,166,543
IDEXX Laboratories, Inc.*	6,936	4,692,412
Insulet Corp.*	9,516	2,704,828
		13,576,999
Home Furnishings — 1.4%
SharkNinja, Inc.*	15,084	1,687,900
Insurance — 2.5%
Brown & Brown, Inc.	18,596	1,482,101
Kinsale Capital Group, Inc.	3,686	1,441,669
		2,923,770
Internet — 1.9%
CDW Corp.	9,081	1,236,832
Stubhub Holdings, Inc., Class A*	79,269	1,072,510
		2,309,342
Leisure Time — 5.8%
Amer Sports, Inc.*	30,180	1,127,223
Planet Fitness, Inc., Class A*	10,611	1,150,975
Royal Caribbean Cruises Ltd.	16,572	4,622,262
		6,900,460
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	5,177	1,487,093
Machinery — Construction & Mining — 1.4%
BWX Technologies, Inc.	9,436	1,630,918
Pharmaceuticals — 0.8%
Ascendis Pharma A/S, ADR*	4,577	975,999
Real Estate — 2.7%
CoStar Group, Inc.*	46,936	3,155,977
Retail — 8.3%
Boot Barn Holdings, Inc.*	6,758	1,192,584
Casey's General Stores, Inc.	2,892	1,598,437
Dutch Bros, Inc., Class A*	23,593	1,444,364
Ferguson Enterprises, Inc.	7,970	1,774,361
Floor & Decor Holdings, Inc., Class A*	32,712	1,991,834
Tractor Supply Co.	36,822	1,841,468
		9,843,048
Semiconductors — 4.6%
MACOM Technology Solutions Holdings, Inc.*	12,143	2,079,853
Monolithic Power Systems, Inc.	3,765	3,412,445
		5,492,298
Software — 14.3%
Bentley Systems, Inc., Class B	26,541	1,012,937
Cloudflare, Inc., Class A*	16,843	3,320,597
Datadog, Inc., Class A*	21,394	2,909,370
HubSpot, Inc.*	4,169	1,673,020
Manhattan Associates, Inc.*	9,126	1,581,627
Snowflake, Inc.*	9,591	2,103,882

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Tyler Technologies, Inc.*	3,302	$1,498,943
Veeva Systems, Inc., Class A*	7,010	1,564,842
Waystar Holding Corp.*	41,365	1,354,704
		17,019,922
TOTAL COMMON STOCKS (Cost $98,445,611)		115,910,360

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $2,071,029)	2,071,029	2,071,029
TOTAL INVESTMENTS — 99.2% (Cost $100,516,640)		$117,981,389
Other Assets & Liabilities — 0.8%		918,485
TOTAL NET ASSETS — 100.0%		$118,899,874

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$115,910,360	$115,910,360	$—	$—
Short-Term Investments	2,071,029	2,071,029	—	—
Total Investments	$117,981,389	$117,981,389	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.8%
Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	5,310	$1,558,857
Banks — 5.3%
Cullen/Frost Bankers, Inc.	6,139	777,382
The PNC Financial Services Group, Inc.	9,037	1,886,293
Wintrust Financial Corp.	12,827	1,793,471
		4,457,146
Beverages — 0.6%
Keurig Dr Pepper, Inc.	17,948	502,723
Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.*	7,696	457,373
Corteva, Inc.	18,037	1,209,020
Revolution Medicines, Inc.*	2,766	220,312
United Therapeutics Corp.*	587	286,016
		2,172,721
Building Materials — 2.9%
Carlisle Cos., Inc.	4,039	1,291,914
Martin Marietta Materials, Inc.	1,862	1,159,393
		2,451,307
Chemicals — 3.1%
Qnity Electronics, Inc.	10,718	875,125
Solstice Advanced Materials, Inc.*	15,719	763,629
Westlake Corp.	13,067	966,174
		2,604,928
Commercial Services — 3.3%
MarketAxess Holdings, Inc.	6,010	1,089,313
TransUnion	20,326	1,742,954
		2,832,267
Distribution & Wholesale — 1.3%
LKQ Corp.	37,047	1,118,820
Diversified Financial Services — 3.4%
Ally Financial, Inc.	31,938	1,446,472
Lazard, Inc.	29,165	1,416,252
		2,862,724
Electric — 6.4%
Alliant Energy Corp.	33,423	2,172,829
Entergy Corp.	19,811	1,831,131
PPL Corp.	39,091	1,368,967
		5,372,927
Electrical Components & Equipment — 3.3%
AMETEK, Inc.	7,119	1,461,602
Littelfuse, Inc.	5,362	1,356,157
		2,817,759
Electronics — 3.3%
Arrow Electronics, Inc.*	2,372	261,347
Keysight Technologies, Inc.*	4,348	883,470
Vontier Corp.	44,433	1,652,019
		2,796,836
Engineering & Construction — 1.0%
TopBuild Corp.*	2,055	857,325
	Number of Shares	Value†

Environmental Control — 1.4%
Waste Connections, Inc.	6,804	$1,193,149
Food — 1.0%
Cal-Maine Foods, Inc.	3,995	317,882
Lamb Weston Holdings, Inc.	11,907	498,784
		816,666
Hand & Machine Tools — 1.8%
Lincoln Electric Holdings, Inc.	6,486	1,554,305
Healthcare Products — 2.5%
Globus Medical, Inc., Class A*	9,534	832,413
Hologic, Inc.*	17,542	1,306,704
		2,139,117
Healthcare Services — 3.9%
Humana, Inc.	2,474	633,666
ICON PLC*	8,390	1,528,826
Labcorp Holdings, Inc.	4,698	1,178,634
		3,341,126
Home Builders — 1.2%
Toll Brothers, Inc.	7,344	993,056
Insurance — 8.0%
Axis Capital Holdings Ltd.	14,813	1,586,324
Everest Group Ltd.	5,559	1,886,447
Selective Insurance Group, Inc.	20,292	1,697,831
The Hartford Insurance Group, Inc.	11,351	1,564,168
		6,734,770
Internet — 1.0%
CDW Corp.	6,481	882,712
Machinery — Construction & Mining — 0.9%
BWX Technologies, Inc.	4,215	728,521
Media — 1.9%
Fox Corp., Class B	25,395	1,648,897
Mining — 2.0%
Freeport-McMoRan, Inc.	33,092	1,680,743
Miscellaneous Manufacturing — 2.8%
3M Co.	8,823	1,412,563
Fabrinet*	2,040	928,771
		2,341,334
Oil & Gas — 4.9%
ConocoPhillips	15,105	1,413,979
Expand Energy Corp.	17,547	1,936,487
Valero Energy Corp.	4,665	759,415
		4,109,881
Oil & Gas Services — 0.7%
Baker Hughes Co.	12,931	588,878
Packaging and Containers — 1.9%
Ball Corp.	30,849	1,634,072

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 1.4%
Cardinal Health, Inc.	5,598	$1,150,389
Real Estate — 1.2%
CBRE Group, Inc., Class A*	6,305	1,013,781
Retail — 8.1%
AutoZone, Inc.*	307	1,041,190
Bath & Body Works, Inc.	25,735	516,759
Boot Barn Holdings, Inc.*	2,798	493,763
Burlington Stores, Inc.*	3,282	948,006
Casey's General Stores, Inc.	3,765	2,080,953
MSC Industrial Direct Co., Inc., Class A	10,551	887,339
O'Reilly Automotive, Inc.*	9,750	889,298
		6,857,308
Semiconductors — 1.2%
Teradyne, Inc.	5,163	999,350
Software — 1.2%
Electronic Arts, Inc.	5,099	1,041,879
Transportation — 4.5%
Canadian Pacific Kansas City Ltd.	14,069	1,035,901
Kirby Corp.*	12,895	1,420,771
Landstar System, Inc.	5,287	759,742
Saia, Inc.*	1,766	576,634
		3,793,048
TOTAL COMMON STOCKS (Cost $59,442,047)		77,649,322

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Diversified — 2.0%
Lamar Advertising Co., Class A	13,372	1,692,628
Industrial — 1.1%
STAG lndustrial, Inc.	25,523	938,225
Manufactured Homes — 0.9%
Equity LifeStyle Properties, Inc.	12,841	778,293
Single Tenant — 2.2%
Agree Realty Corp.	25,599	1,843,896
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,320,040)		5,253,042

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,891,792)	1,891,792	1,891,792
TOTAL INVESTMENTS — 100.2% (Cost $65,653,879)		$84,794,156
Other Assets & Liabilities — (0.2)%		(188,581)
TOTAL NET ASSETS — 100.0%		$84,605,575

†	See Security Valuation Note.
*	Non-income producing security.
PLC— Public Limited Company.
Country Weightings as of 12/31/2025††
United States	90%
Bermuda	4
Canada	3
Ireland	2
Thailand	1
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$77,649,322	$77,649,322	$—	$—
Real Estate Investment Trusts	5,253,042	5,253,042	—	—
Short-Term Investments	1,891,792	1,891,792	—	—
Total Investments	$84,794,156	$84,794,156	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.1%
Advertising — 1.3%
Omnicom Group, Inc.	6,290	$507,917
Publicis Groupe S.A.	3,135	325,563
		833,480
Aerospace & Defense — 1.9%
Hexcel Corp.	3,708	274,021
L3Harris Technologies, Inc.	3,280	962,910
		1,236,931
Airlines — 1.0%
Southwest Airlines Co.	15,318	633,093
Auto Manufacturers — 2.0%
Cummins, Inc.	1,525	778,436
PACCAR, Inc.	4,741	519,187
		1,297,623
Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	6,872	309,652
Cie Generale des Etablissements Michelin SCA	9,967	330,368
Gentex Corp.	15,565	362,198
		1,002,218
Banks — 9.0%
Commerce Bancshares, Inc.	22,001	1,151,532
First Hawaiian, Inc.	20,054	507,366
Northern Trust Corp.	6,884	940,286
Prosperity Bancshares, Inc.	12,674	875,900
The Bank of New York Mellon Corp.	2,166	251,451
Truist Financial Corp.	17,183	845,575
US Bancorp	19,452	1,037,959
Westamerica BanCorp	6,609	316,109
		5,926,178
Beverages — 1.5%
Heineken N.V.	5,514	454,943
Pernod Ricard S.A.	6,241	534,394
		989,337
Building Materials — 2.3%
Amrize Ltd.*	6,476	350,222
Eagle Materials, Inc.	1,104	228,175
Masco Corp.	5,724	363,245
Mohawk Industries, Inc.*	5,041	550,981
		1,492,623
Chemicals — 1.4%
Axalta Coating Systems Ltd.*	12,236	395,345
PPG Industries, Inc.	4,905	502,567
		897,912
Commercial Services — 1.0%
ABM Industries, Inc.	6,986	295,508
Ashtead Group PLC	5,211	355,282
		650,790
Computers — 3.1%
Amdocs Ltd.	9,392	756,150
	Number of Shares	Value†

Computers — (continued)
Cognizant Technology Solutions Corp., Class A	7,775	$645,325
HP, Inc.	28,529	635,626
		2,037,101
Cosmetics & Personal Care — 2.3%
Kenvue, Inc.	59,528	1,026,858
The Estee Lauder Cos., Inc., Class A	4,292	449,458
		1,476,316
Distribution & Wholesale — 1.5%
Bunzl PLC	36,206	1,011,016
Diversified Financial Services — 0.9%
Raymond James Financial, Inc.	811	130,239
T. Rowe Price Group, Inc.	4,798	491,219
		621,458
Electric — 6.5%
Duke Energy Corp.	4,058	475,638
Evergy, Inc.	13,860	1,004,711
Eversource Energy	9,239	622,062
Northwestern Energy Group, Inc.	12,442	803,007
PPL Corp.	10,091	353,387
Xcel Energy, Inc.	13,292	981,747
		4,240,552
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	1,221	162,051
Electronics — 2.0%
Fortive Corp.	6,199	342,247
Ralliant Corp.	7,990	406,771
Sensata Technologies Holding PLC	10,138	337,494
TE Connectivity PLC	909	206,806
		1,293,318
Food — 3.7%
Conagra Brands, Inc.	25,092	434,343
General Mills, Inc.	3,555	165,308
Koninklijke Ahold Delhaize N.V.	20,170	827,109
Mondelez International, Inc., Class A	5,480	294,988
Sysco Corp.	7,152	527,031
The Magnum Ice Cream Co. N.V.*	10,600	169,616
		2,418,395
Food Service — 0.6%
Sodexo S.A.	7,324	375,253
Gas — 2.1%
ONE Gas, Inc.	11,007	850,291
Spire, Inc.	6,719	555,661
		1,405,952
Healthcare Products — 6.0%
Envista Holdings Corp.*	22,516	488,822
GE HealthCare Technologies, Inc.	10,998	902,056
Hologic, Inc.*	5,222	388,987
Medtronic PLC	5,202	499,704

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc.	18,281	$1,643,828
		3,923,397
Healthcare Services — 4.6%
ICON PLC*	3,353	610,984
IQVIA Holdings, Inc.*	1,649	371,701
Labcorp Holdings, Inc.	4,099	1,028,357
Quest Diagnostics, Inc.	3,077	533,952
Universal Health Services, Inc., Class B	2,271	495,123
		3,040,117
Home Builders — 0.8%
PulteGroup, Inc.	4,751	557,102
Household Products & Wares — 2.0%
Kimberly-Clark Corp.	9,790	987,713
Reckitt Benckiser Group PLC	4,386	354,912
		1,342,625
Insurance — 4.8%
Marsh & McLennan Cos., Inc.	2,276	422,243
Reinsurance Group of America, Inc.	5,141	1,045,988
The Allstate Corp.	1,775	369,466
The Hanover Insurance Group, Inc.	1,473	269,220
Willis Towers Watson PLC	3,261	1,071,565
		3,178,482
Internet — 1.4%
CDW Corp.	3,157	429,984
F5, Inc.*	2,009	512,817
		942,801
Iron & Steel — 1.0%
Reliance, Inc.	2,221	641,580
Machinery — Construction & Mining — 0.9%
Oshkosh Corp.	4,443	558,174
Machinery — Diversified — 1.5%
Dover Corp.	1,014	197,973
IDEX Corp.	1,653	294,135
The Toro Co.	6,015	473,501
		965,609
Metal Fabricate/Hardware — 0.9%
The Timken Co.	6,971	586,470
Miscellaneous Manufacturing — 0.7%
A.O. Smith Corp.	7,108	475,383
Oil & Gas — 2.6%
ConocoPhillips	5,616	525,714
Coterra Energy, Inc.	21,081	554,852
Diamondback Energy, Inc.	4,372	657,242
		1,737,808
Oil & Gas Services — 1.7%
Baker Hughes Co.	24,662	1,123,108
Packaging and Containers — 2.4%
Graphic Packaging Holding Co.	38,628	581,738
	Number of Shares	Value†

Packaging and Containers — (continued)
Packaging Corp. of America	4,780	$985,779
		1,567,517
Pharmaceuticals — 3.9%
Becton Dickinson & Co.	5,304	1,029,347
Cencora, Inc.	712	240,478
Henry Schein, Inc.*	16,768	1,267,326
		2,537,151
Pipelines — 0.6%
ONEOK, Inc.	5,206	382,641
Retail — 1.3%
MSC Industrial Direct Co., Inc., Class A	9,974	838,813
Semiconductors — 1.8%
Infineon Technologies AG	6,957	303,541
NXP Semiconductors N.V.	1,325	287,604
Teradyne, Inc.	2,947	570,421
		1,161,566
Transportation — 2.4%
CSX Corp.	26,145	947,756
Norfolk Southern Corp.	2,263	653,374
		1,601,130
TOTAL COMMON STOCKS (Cost $55,498,407)		57,163,071

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Apartments — 1.7%
Equity Residential	14,294	901,094
Essex Property Trust, Inc.	804	210,390
		1,111,484
Diversified — 1.6%
American Tower Corp.	3,917	687,708
VICI Properties, Inc.	12,655	355,858
		1,043,566
Healthcare — 2.0%
CareTrust REIT, Inc.	5,370	194,179
Healthpeak Properties, Inc.	37,886	609,207
Ventas, Inc.	6,343	490,821
		1,294,207
Single Tenant — 1.9%
Agree Realty Corp.	3,301	237,771
Realty Income Corp.	17,837	1,005,472
		1,243,243
Storage & Warehousing — 1.0%
Public Storage	2,496	647,712
Strip Centers — 0.3%
Regency Centers Corp.	3,320	229,180
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,196,970)		5,569,392

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Core Value Fund
	Number of Shares	Value†

PREFERRED STOCKS — 0.9%
Household Products & Wares — 0.9%
Henkel AG & Co., KGaA (Cost $512,756)	7,077	$577,376

MASTER LIMITED PARTNERSHIP — 1.5%
Pipelines — 1.5%
Enterprise Products Partners LP (Cost $724,410)	30,863	989,468

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,067,466)	1,067,466	1,067,466
TOTAL INVESTMENTS — 99.6% (Cost $64,000,009)		$65,366,773
Other Assets & Liabilities — 0.4%		234,047
TOTAL NET ASSETS — 100.0%		$65,600,820

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 12/31/2025††
United States	87%
United Kingdom	4
Netherlands	3
France	2
Ireland	2
Germany	1
Switzerland	1
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$833,480	$507,917	$325,563	$—
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Aerospace & Defense	$1,236,931	$1,236,931	$—	$—
Airlines	633,093	633,093	—	—
Auto Manufacturers	1,297,623	1,297,623	—	—
Auto Parts & Equipment	1,002,218	671,850	330,368	—
Banks	5,926,178	5,926,178	—	—
Beverages	989,337	—	989,337	—
Building Materials	1,492,623	1,492,623	—	—
Chemicals	897,912	897,912	—	—
Commercial Services	650,790	295,508	355,282	—
Computers	2,037,101	2,037,101	—	—
Cosmetics & Personal Care	1,476,316	1,476,316	—	—
Distribution & Wholesale	1,011,016	—	1,011,016	—
Diversified Financial Services	621,458	621,458	—	—
Electric	4,240,552	4,240,552	—	—
Electrical Components & Equipment	162,051	162,051	—	—
Electronics	1,293,318	1,293,318	—	—
Food	2,418,395	1,591,286	827,109	—
Food Service	375,253	—	375,253	—
Gas	1,405,952	1,405,952	—	—
Healthcare Products	3,923,397	3,923,397	—	—
Healthcare Services	3,040,117	3,040,117	—	—
Home Builders	557,102	557,102	—	—
Household Products & Wares	1,342,625	987,713	354,912	—
Insurance	3,178,482	3,178,482	—	—
Internet	942,801	942,801	—	—
Iron & Steel	641,580	641,580	—	—
Machinery — Construction & Mining	558,174	558,174	—	—
Machinery — Diversified	965,609	965,609	—	—
Metal Fabricate/Hardware	586,470	586,470	—	—
Miscellaneous Manufacturing	475,383	475,383	—	—
Oil & Gas	1,737,808	1,737,808	—	—
Oil & Gas Services	1,123,108	1,123,108	—	—
Packaging and Containers	1,567,517	1,567,517	—	—
Pharmaceuticals	2,537,151	2,537,151	—	—
Pipelines	382,641	382,641	—	—
Retail	838,813	838,813	—	—
Semiconductors	1,161,566	858,025	303,541	—
Transportation	1,601,130	1,601,130	—	—
Total Common Stocks	57,163,071	52,290,690	4,872,381	—
Real Estate Investment Trusts	5,569,392	5,569,392	—	—
Preferred Stocks	577,376	—	577,376	—
Master Limited Partnership	989,468	989,468	—	—
Short-Term Investments	1,067,466	1,067,466	—	—
Total Investments	$65,366,773	$59,917,016	$5,449,757	$—
Other Financial Instruments
Forward Foreign Currency Contracts	$4,918	$—	$4,918	$—
Total Assets—Other Financial Instruments	$4,918	$—	$4,918	$—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Mid Core Value Fund
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments
Forward Foreign Currency Contracts	$(12,952)	$—	$(12,952)	$—
Total Liabilities—Other Financial Instruments	$(12,952)	$—	$(12,952)	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
Open forward foreign currency contracts held at December 31, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Pound Sterling	Bank of America	03/27/26	84,314	0.74200	$113,570	$113,623	$52	$—
Sell	Euro	Citibank N.A.	03/27/26	(790,340)	0.84750	(933,573)	(932,604)	969	—
Sell	Pound Sterling	Citibank N.A.	03/27/26	(459,602)	0.74200	(615,186)	(619,370)	—	(4,184)
Sell	Euro	Goldman Sachs	03/27/26	(655,332)	0.84750	(774,343)	(773,294)	1,050	—
Sell	Pound Sterling	Goldman Sachs	03/27/26	(459,603)	0.74200	(614,943)	(619,370)	—	(4,427)
Buy	Pound Sterling	JPMorgan	03/27/26	200,019	0.74200	268,044	269,550	1,506	—
Sell	Pound Sterling	JPMorgan	03/27/26	(459,603)	0.74200	(615,030)	(619,370)	—	(4,341)
Sell	Euro	Morgan Stanley	03/27/26	(720,653)	0.84750	(850,722)	(850,373)	350	—
Sell	Euro	UBS Securities	03/27/26	(655,332)	0.84750	(774,284)	(773,293)	991	—
	Total							$4,918	$(12,952)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.5%
Aerospace & Defense — 3.9%
Karman Holdings, Inc.*	6,269	$458,703
Loar Holdings, Inc.*	18,182	1,236,376
Moog, Inc., Class A	3,667	893,098
		2,588,177
Apparel — 1.9%
On Holding AG, Class A*	11,458	532,568
Tapestry, Inc.	5,929	757,548
		1,290,116
Biotechnology — 8.4%
Bridgebio Pharma, Inc.*	9,933	759,775
CG oncology, Inc.*	5,290	219,641
Cytokinetics, Inc.*	6,753	429,086
Insmed, Inc.*	5,898	1,026,488
Ionis Pharmaceuticals, Inc.*	13,194	1,043,777
Ligand Pharmaceuticals, Inc.*	1,360	257,135
Revolution Medicines, Inc.*	10,471	834,015
Roivant Sciences Ltd.*	48,418	1,050,671
		5,620,588
Building Materials — 1.2%
SPX Technologies, Inc.*	4,160	832,250
Commercial Services — 2.9%
Affirm Holdings, Inc.*	12,073	898,593
Herc Holdings, Inc.	2,939	436,089
Toast, Inc., Class A*	17,252	612,619
		1,947,301
Computers — 3.6%
Netskope, Inc., Class A*	10,376	181,995
Parsons Corp.*	7,537	465,787
Pure Storage, Inc., Class A*	11,218	751,718
Rubrik, Inc., Class A*	7,933	606,716
SailPoint, Inc.*	18,857	381,477
		2,387,693
Distribution & Wholesale — 2.4%
VSE Corp.	4,389	758,288
Watsco, Inc.	1,416	477,121
WESCO International, Inc.	1,530	374,299
		1,609,708
Diversified Financial Services — 5.5%
Enova International, Inc.*	3,888	611,194
Houlihan Lokey, Inc.	5,392	939,232
Jefferies Financial Group, Inc.	21,290	1,319,341
Piper Sandler Cos.	2,333	792,543
		3,662,310
Electrical Components & Equipment — 1.1%
Novanta, Inc.*	6,011	715,249
Electronics — 5.4%
Advanced Energy Industries, Inc.	3,563	745,985
Badger Meter, Inc.	2,708	472,302
Coherent Corp.*	6,298	1,162,422
Hubbell, Inc.	1,429	634,633
	Number of Shares	Value†

Electronics — (continued)
Mirion Technologies, Inc.*	26,259	$614,986
		3,630,328
Energy-Alternate Sources — 1.1%
Nextpower, Inc., Class A*	8,526	742,700
Engineering & Construction — 2.2%
EMCOR Group, Inc.	985	602,613
Fluor Corp.*	11,075	438,902
MYR Group, Inc.*	1,976	431,756
		1,473,271
Entertainment — 0.4%
Sportradar Group AG, Class A*	11,039	262,397
Healthcare Products — 10.3%
Bio-Techne Corp.	13,556	797,228
Globus Medical, Inc., Class A*	9,280	810,237
Guardant Health, Inc.*	8,296	847,354
Merit Medical Systems, Inc.*	12,994	1,145,291
Natera, Inc.*	6,166	1,412,569
Penumbra, Inc.*	3,824	1,188,920
Repligen Corp.*	4,286	702,304
		6,903,903
Healthcare Services — 2.9%
BrightSpring Health Services, Inc.*	15,068	564,297
RadNet, Inc.*	10,764	768,011
The Ensign Group, Inc.	3,482	606,564
		1,938,872
Home Builders — 0.7%
Toll Brothers, Inc.	3,287	444,468
Home Furnishings — 1.3%
SharkNinja, Inc.*	7,638	854,692
Insurance — 1.2%
Equitable Holdings, Inc.	16,878	804,237
Leisure Time — 3.6%
Amer Sports, Inc.*	19,016	710,248
Life Time Group Holdings, Inc.*	22,902	608,735
Planet Fitness, Inc., Class A*	10,367	1,124,508
		2,443,491
Lodging — 1.3%
Hyatt Hotels Corp., Class A	5,244	840,718
Machinery — Diversified — 6.6%
Crane Co.	3,325	613,230
CSW Industrials, Inc.	3,689	1,082,832
Esab Corp.	7,636	853,094
IDEX Corp.	5,218	928,491
Nordson Corp.	4,032	969,414
		4,447,061
Metal Fabricate/Hardware — 1.4%
RBC Bearings, Inc.*	2,075	930,492

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 0.2%
Coeur Mining, Inc.*	9,320	$166,176
Miscellaneous Manufacturing — 3.5%
Enpro, Inc.	2,174	465,519
Fabrinet*	2,277	1,036,672
Federal Signal Corp.	7,820	849,174
		2,351,365
Oil & Gas Services — 0.4%
Archrock, Inc.	9,243	240,503
Solaris Energy Infrastructure, Inc.	1,367	62,841
		303,344
Pharmaceuticals — 2.4%
Ascendis Pharma A/S, ADR*	2,150	458,466
Madrigal Pharmaceuticals, Inc.*	1,217	708,708
Protagonist Therapeutics, Inc.*	1,825	159,395
Rhythm Pharmaceuticals, Inc.*	2,879	308,168
		1,634,737
Retail — 7.6%
Boot Barn Holdings, Inc.*	2,958	521,998
Brinker International, Inc.*	4,677	671,244
Casey's General Stores, Inc.	730	403,478
Cava Group, Inc.*	12,975	761,503
Dick's Sporting Goods, Inc.	3,397	672,504
Dutch Bros, Inc., Class A*	13,572	830,878
Ollie's Bargain Outlet Holdings, Inc.*	4,290	470,227
Texas Roadhouse, Inc.	4,761	790,326
		5,122,158
Semiconductors — 6.8%
Lattice Semiconductor Corp.*	17,271	1,270,800
MACOM Technology Solutions Holdings, Inc.*	7,039	1,205,640
Onto Innovation, Inc.*	5,915	933,742
Teradyne, Inc.	5,799	1,122,454
		4,532,636
Software — 5.5%
Klaviyo, Inc., Class A*	18,485	600,208
MongoDB, Inc.*	1,403	588,825
Procore Technologies, Inc.*	9,212	670,081
Samsara, Inc., Class A*	12,845	455,355
Twilio, Inc., Class A*	6,167	877,194
Waystar Holding Corp.*	15,890	520,398
		3,712,061
Telecommunications — 1.4%
Credo Technology Group Holding Ltd.*	6,687	962,192
Transportation — 2.4%
Landstar System, Inc.	4,100	589,170
Saia, Inc.*	3,031	989,682
		1,578,852
TOTAL COMMON STOCKS (Cost $57,752,392)		66,733,543
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $863,326)	863,326	$863,326
TOTAL INVESTMENTS — 100.8% (Cost $58,615,718)		$67,596,869
Other Assets & Liabilities — (0.8)%		(535,158)
TOTAL NET ASSETS — 100.0%		$67,061,711

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Growth Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$66,733,543	$66,733,543	$—	$—
Short-Term Investments	863,326	863,326	—	—
Total Investments	$67,596,869	$67,596,869	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.3%
Aerospace & Defense — 1.3%
Hexcel Corp.	7,523	$555,950
Auto Parts & Equipment — 1.3%
BorgWarner, Inc.	12,622	568,747
Banks — 9.7%
First Bancorp	15,309	317,356
First Citizens BancShares, Inc., Class A	327	701,801
First Hawaiian, Inc.	9,751	246,700
Flagstar Bank NA	25,724	323,865
Independent Bank Corp.	5,776	422,110
Texas Capital Bancshares, Inc.*	4,687	424,361
UMB Financial Corp.	5,056	581,642
Walker & Dunlop, Inc.	4,688	281,983
Webster Financial Corp.	6,684	420,691
Wintrust Financial Corp.	3,517	491,747
		4,212,256
Building Materials — 1.7%
Boise Cascade Co.	5,304	390,374
Gibraltar Industries, Inc.*	7,283	360,072
		750,446
Chemicals — 1.4%
RPM International, Inc.	5,659	588,536
Commercial Services — 5.8%
ADT, Inc.	67,560	545,209
First Advantage Corp.*	30,166	438,312
Laureate Education, Inc.*	19,054	641,548
Robert Half, Inc.	15,683	425,951
WillScot Holdings Corp.	24,383	459,132
		2,510,152
Computers — 4.2%
CACI International, Inc., Class A*	905	482,193
Crane NXT Co.	8,281	389,787
Globant S.A.*	6,622	432,880
NCR Atleos Corp.*	13,958	531,939
		1,836,799
Distribution & Wholesale — 1.1%
Core & Main, Inc., Class A*	8,869	460,922
Diversified Financial Services — 3.2%
Cboe Global Markets, Inc.	969	243,219
Invesco Ltd.	24,498	643,562
Stifel Financial Corp.	4,123	516,282
		1,403,063
Electric — 1.6%
IDACORP, Inc.	5,617	710,888
Electronics — 2.4%
Avnet, Inc.	9,803	471,328
TD SYNNEX Corp.	3,621	543,983
		1,015,311
Engineering & Construction — 0.2%
Frontdoor, Inc.*	1,183	68,247
	Number of Shares	Value†

Environmental Control — 0.9%
Pentair PLC	3,907	$406,875
Food — 0.7%
Nomad Foods Ltd.	24,085	301,303
Gas — 2.0%
Chesapeake Utilities Corp.	3,330	415,451
ONE Gas, Inc.	5,836	450,831
		866,282
Healthcare Products — 5.1%
Bio-Techne Corp.	9,782	575,279
Envista Holdings Corp.*	25,643	556,710
Globus Medical, Inc., Class A*	7,706	672,811
Integer Holdings Corp.*	5,142	403,287
		2,208,087
Healthcare Services — 4.2%
Encompass Health Corp.	4,635	491,959
ICON PLC*	3,394	618,455
Tenet Healthcare Corp.*	3,592	713,802
		1,824,216
Home Builders — 0.6%
Taylor Morrison Home Corp.*	4,334	255,143
Household Products & Wares — 1.0%
WD-40 Co.	2,131	419,594
Insurance — 2.9%
American Financial Group, Inc.	4,327	591,414
The Hanover Insurance Group, Inc.	3,737	683,012
		1,274,426
Internet — 0.5%
Criteo S.A., ADR*	10,120	208,573
Investment Companies — 1.3%
HA Sustainable Infrastructure Capital, Inc.	18,308	575,420
Iron & Steel — 1.7%
Reliance, Inc.	2,569	742,107
Leisure Time — 1.0%
Brunswick Corp.	5,952	441,876
Machinery — Construction & Mining — 2.0%
Oshkosh Corp.	4,706	591,215
Terex Corp.	5,476	292,309
		883,524
Machinery — Diversified — 1.9%
CNH Industrial N.V.	32,912	303,449
Regal Rexnord Corp.	3,678	516,097
		819,546
Media — 0.9%
Nexstar Media Group, Inc.	1,943	394,526

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 2.2%
Avient Corp.	12,527	$391,344
JBT Marel Corp.	3,596	541,809
		933,153
Oil & Gas — 3.2%
HF Sinclair Corp.	5,804	267,448
Magnolia Oil & Gas Corp., Class A	18,402	402,820
Matador Resources Co.	9,509	403,562
Northern Oil & Gas, Inc.	14,364	308,395
		1,382,225
Oil & Gas Services — 1.7%
TechnipFMC PLC	16,844	750,569
Packaging and Containers — 2.3%
Graphic Packaging Holding Co.	35,651	536,904
O-I Glass, Inc.*	31,084	458,800
		995,704
Real Estate — 1.7%
Jones Lang LaSalle, Inc.*	2,215	745,281
Retail — 5.2%
AutoNation, Inc.*	2,008	414,612
Bath & Body Works, Inc.	18,565	372,785
BJ's Wholesale Club Holdings, Inc.*	7,473	672,794
Dollar Tree, Inc.*	5,194	638,914
Group 1 Automotive, Inc.	351	138,048
		2,237,153
Savings & Loans — 0.9%
WaFd, Inc.	12,597	403,482
Semiconductors — 2.9%
FormFactor, Inc.*	5,428	302,774
IPG Photonics Corp.*	5,981	428,239
ON Semiconductor Corp.*	9,586	519,082
		1,250,095
Software — 1.6%
ACI Worldwide, Inc.*	8,735	417,620
Nice Ltd., ADR*	2,360	266,775
		684,395
Telecommunications — 0.8%
Calix, Inc.*	6,356	336,423
Toys, Games & Hobbies — 1.2%
Hasbro, Inc.	6,544	536,608
Transportation — 7.8%
ArcBest Corp.	6,067	450,111
C.H. Robinson Worldwide, Inc.	4,082	656,222
GXO Logistics, Inc.*	10,580	556,931
Kirby Corp.*	5,301	584,064
Knight-Swift Transportation Holdings, Inc.	11,962	625,374
Star Bulk Carriers Corp.	26,449	508,350
		3,381,052
	Number of Shares	Value†

Trucking and Leasing — 1.2%
GATX Corp.	3,049	$517,110
TOTAL COMMON STOCKS (Cost $38,319,951)		40,456,065

REAL ESTATE INVESTMENT TRUSTS — 6.0%
Apartments — 1.1%
Independence Realty Trust, Inc.	26,600	464,968
Diversified — 0.6%
Broadstone Net Lease, Inc.	14,859	258,101
Healthcare — 1.0%
American Healthcare REIT, Inc.	8,890	418,363
Hotels & Resorts — 0.6%
Ryman Hospitality Properties, Inc.	2,703	255,758
Industrial — 0.9%
STAG lndustrial, Inc.	10,877	399,839
Office Property — 1.3%
COPT Defense Properties	19,698	547,604
Storage & Warehousing — 0.5%
CubeSmart	6,750	243,338
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,585,098)		2,587,971

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $309,646)	309,646	309,646
TOTAL INVESTMENTS — 100.0% (Cost $41,214,695)		$43,353,682
Other Assets & Liabilities — (0.0)%		(10,449)
TOTAL NET ASSETS — 100.0%		$43,343,233

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
SMID Cap Value Fund
Country Weightings as of 12/31/2025††
United States	91%
United Kingdom	4
Ireland	1
Greece	1
Luxembourg	1
Puerto Rico	1
Israel	1
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$40,456,065	$40,456,065	$—	$—
Real Estate Investment Trusts	2,587,971	2,587,971	—	—
Short-Term Investments	309,646	309,646	—	—
Total Investments	$43,353,682	$43,353,682	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.5%
Loar Holdings, Inc.*	8,392	$570,656
StandardAero, Inc.*	21,631	620,377
Voyager Technologies, Inc., Class A*	9,153	239,260
		1,430,293
Apparel — 1.7%
Gildan Activewear, Inc.	18,925	1,182,056
On Holding AG, Class A*	8,255	383,692
		1,565,748
Banks — 0.6%
Walker & Dunlop, Inc.	9,942	598,011
Biotechnology — 13.1%
89bio, Inc.*	32,354	11,000
Akero Therapeutics, Inc.*	5,718	3,717
Arcellx, Inc.*	4,231	275,861
Avidity Biosciences, Inc.*	24,414	1,760,982
Bridgebio Pharma, Inc.*	18,931	1,448,032
Crinetics Pharmaceuticals, Inc.*	8,579	399,352
Edgewise Therapeutics, Inc.*	5,532	137,276
Ideaya Biosciences, Inc.*	16,217	560,622
Insmed, Inc.*	2,741	477,044
Janux Therapeutics, Inc.*	8,129	112,180
Ligand Pharmaceuticals, Inc.*	7,409	1,400,820
Metsera, Inc.*	9,038	44,286
Nuvalent, Inc., Class A*	4,363	438,874
Olema Pharmaceuticals, Inc.*	8,809	220,225
Praxis Precision Medicines, Inc.*	4,178	1,231,424
PTC Therapeutics, Inc.*	7,604	577,600
Revolution Medicines, Inc.*	11,888	946,879
Soleno Therapeutics, Inc.*	10,412	482,076
Structure Therapeutics, Inc., ADR*	7,362	512,027
Tarsus Pharmaceuticals, Inc.*	4,851	397,200
Travere Therapeutics, Inc.*	13,003	496,845
Xenon Pharmaceuticals, Inc.*	7,499	336,105
		12,270,427
Building Materials — 2.1%
Carlisle Cos., Inc.	2,027	648,356
SPX Technologies, Inc.*	6,559	1,312,194
		1,960,550
Chemicals — 2.2%
Perimeter Solutions, Inc.*	20,889	575,074
Sensient Technologies Corp.	15,747	1,479,431
		2,054,505
Commercial Services — 9.4%
Bright Horizons Family Solutions, Inc.*	5,525	560,235
CBIZ, Inc.*	8,129	410,108
Colliers International Group, Inc.	3,808	559,814
Euronet Worldwide, Inc.*	10,688	813,464
Legence Corp., Class A*	24,235	1,043,074
Paylocity Holding Corp.*	5,838	890,295
Rentokil Initial PLC, ADR	54,845	1,615,734
Shift4 Payments, Inc., Class A*	14,700	925,659
Stride, Inc.*	13,122	852,012
UL Solutions, Inc., Class A	7,040	555,174
	Number of Shares	Value†

Commercial Services — (continued)
WEX, Inc.*	4,246	$632,569
		8,858,138
Computers — 0.9%
CACI International, Inc., Class A*	1,647	877,538
Cosmetics & Personal Care — 0.8%
Oddity Tech Ltd., Class A*	17,804	715,365
Distribution & Wholesale — 1.5%
Core & Main, Inc., Class A*	19,837	1,030,929
SiteOne Landscape Supply, Inc.*	2,783	346,650
		1,377,579
Diversified Financial Services — 4.0%
Cboe Global Markets, Inc.	4,837	1,214,087
Hamilton Lane, Inc., Class A	4,392	589,889
LPL Financial Holdings, Inc.	4,445	1,587,621
Wealthfront Corp.*	28,039	381,050
		3,772,647
Electric — 1.3%
NRG Energy, Inc.	7,752	1,234,429
Electrical Components & Equipment — 0.8%
Novanta, Inc.*	6,301	749,756
Electronics — 5.7%
Bel Fuse, Inc., Class B	7,895	1,339,229
Itron, Inc.*	4,711	437,464
Mirion Technologies, Inc.*	54,372	1,273,392
Napco Security Technologies, Inc.	17,092	712,736
OSI Systems, Inc.*	6,103	1,556,631
		5,319,452
Engineering & Construction — 1.2%
Sterling Infrastructure, Inc.*	3,597	1,101,509
Entertainment — 1.2%
Atlanta Braves Holdings, Inc., Class C*	13,768	543,148
Inspired Entertainment, Inc.*	35,977	336,745
Manchester United PLC, Class A*	17,797	283,328
		1,163,221
Environmental Control — 3.0%
CECO Environmental Corp.*	24,266	1,452,320
Clean Harbors, Inc.*	3,628	850,694
Montrose Environmental Group, Inc.*	20,642	512,541
		2,815,555
Food — 0.9%
Premium Brands Holdings Corp.	10,921	809,278
Food Service — 1.0%
Aramark	26,733	985,378
Healthcare Products — 6.7%
Glaukos Corp.*	18,900	2,133,999
Globus Medical, Inc., Class A*	18,388	1,605,456
ICU Medical, Inc.*	6,558	935,630
Lantheus Holdings, Inc.*	13,246	881,522

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
PROCEPT BioRobotics Corp.*	8,681	$273,104
STERIS PLC	1,781	451,519
		6,281,230
Healthcare Services — 1.0%
HealthEquity, Inc.*	6,701	613,879
Lumexa Imaging Holdings, Inc.*	17,724	327,894
		941,773
Home Builders — 0.3%
Dream Finders Homes, Inc., Class A*	16,654	284,783
Insurance — 1.8%
Baldwin Insurance Group, Inc.*	12,042	289,369
Exzeo Group, Inc.*	17,383	421,538
Palomar Holdings, Inc.*	3,418	460,610
RLI Corp.	8,084	517,214
		1,688,731
Internet — 0.5%
Ziff Davis, Inc.*	13,387	470,553
Machinery — Diversified — 3.7%
ATS Corp.*	20,907	575,931
CSW Industrials, Inc.	2,165	635,492
Gates Industrial Corp. PLC*	34,871	748,680
Kornit Digital Ltd.*	21,776	313,139
Zurn Elkay Water Solutions Corp.	25,881	1,203,208
		3,476,450
Miscellaneous Manufacturing — 2.2%
Enpro, Inc.	3,542	758,449
Entegris, Inc.	4,822	406,254
ITT, Inc.	5,230	907,457
		2,072,160
Oil & Gas — 1.6%
California Resources Corp.	9,120	407,755
Magnolia Oil & Gas Corp., Class A	48,986	1,072,304
		1,480,059
Packaging and Containers — 1.7%
Crown Holdings, Inc.	15,858	1,632,898
Pharmaceuticals — 4.9%
Ascendis Pharma A/S, ADR*	4,305	917,998
BellRing Brands, Inc.*	9,794	261,794
Centessa Pharmaceuticals PLC, ADR*	14,191	354,917
Madrigal Pharmaceuticals, Inc.*	1,445	841,481
Mirum Pharmaceuticals, Inc.*	14,105	1,114,154
Protagonist Therapeutics, Inc.*	6,693	584,567
Vaxcyte, Inc.*	10,504	484,654
		4,559,565
Retail — 1.8%
Casey's General Stores, Inc.	2,329	1,287,262
Wingstop, Inc.	1,858	443,114
		1,730,376
	Number of Shares	Value†

Semiconductors — 3.4%
MACOM Technology Solutions Holdings, Inc.*	5,724	$980,407
Nova Ltd.*	1,485	487,659
ON Semiconductor Corp.*	13,120	710,448
Tower Semiconductor Ltd.*	9,048	1,062,416
		3,240,930
Software — 13.2%
Alkami Technology, Inc.*	27,563	635,878
Asure Software, Inc.*	49,189	463,360
Blackbaud, Inc.*	11,621	735,842
Broadridge Financial Solutions, Inc.	4,919	1,097,773
Bullish*	5,599	212,034
Clearwater Analytics Holdings, Inc., Class A*	30,774	742,269
Consensus Cloud Solutions, Inc.*	20,710	451,892
Dynatrace, Inc.*	17,001	736,823
Global-e Online Ltd.*	18,597	731,048
HeartFlow, Inc.*	17,692	515,722
Kinaxis, Inc.*	3,727	469,979
PDF Solutions, Inc.*	25,085	715,675
Procore Technologies, Inc.*	5,812	422,765
SS&C Technologies Holdings, Inc.	25,082	2,192,669
The Descartes Systems Group, Inc.*	15,351	1,346,701
Vertex, Inc., Class A*	14,562	290,803
Waystar Holding Corp.*	20,683	677,368
		12,438,601
Telecommunications — 2.1%
AST SpaceMobile, Inc.*	11,750	853,403
Credo Technology Group Holding Ltd.*	8,078	1,162,343
		2,015,746
Transportation — 1.1%
Saia, Inc.*	3,064	1,000,457
TOTAL COMMON STOCKS (Cost $64,015,403)		92,973,691

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $372,223)	6,475	819,605

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	1,923
OmniAb, Inc.*	3,339	1,594
TOTAL RIGHTS (Cost $8,726)		3,517

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Growth Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $957,405)	957,405	$957,405
TOTAL INVESTMENTS — 100.8% (Cost $65,353,757)		$94,754,218
Other Assets & Liabilities — (0.8)%		(788,019)
TOTAL NET ASSETS — 100.0%		$93,966,199

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 12/31/2025††
United States	87%
Canada	6
Israel	4
United Kingdom	2
Denmark	1
Total	100%
††	% of total investments as of December 31, 2025.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$1,430,293	$1,430,293	$—	$—
Apparel	1,565,748	1,565,748	—	—
Banks	598,011	598,011	—	—
Biotechnology	12,270,427	12,211,424	59,003	—
Building Materials	1,960,550	1,960,550	—	—
Chemicals	2,054,505	2,054,505	—	—
Commercial Services	8,858,138	8,858,138	—	—
Computers	877,538	877,538	—	—
Cosmetics & Personal Care	715,365	715,365	—	—
Distribution & Wholesale	1,377,579	1,377,579	—	—
Diversified Financial Services	3,772,647	3,772,647	—	—
Electric	1,234,429	1,234,429	—	—
Electrical Components & Equipment	749,756	749,756	—	—
Electronics	5,319,452	5,319,452	—	—
Engineering & Construction	1,101,509	1,101,509	—	—
Entertainment	1,163,221	1,163,221	—	—
Environmental Control	2,815,555	2,815,555	—	—
Food	809,278	809,278	—	—
Food Service	985,378	985,378	—	—
Healthcare Products	6,281,230	6,281,230	—	—
Healthcare Services	941,773	941,773	—	—
Home Builders	284,783	284,783	—	—
Insurance	1,688,731	1,688,731	—	—
Internet	470,553	470,553	—	—
Machinery — Diversified	3,476,450	3,476,450	—	—
Miscellaneous Manufacturing	2,072,160	2,072,160	—	—
Oil & Gas	1,480,059	1,480,059	—	—
Packaging and Containers	1,632,898	1,632,898	—	—
Pharmaceuticals	4,559,565	4,559,565	—	—
Retail	1,730,376	1,730,376	—	—
Semiconductors	3,240,930	3,240,930	—	—
Software	12,438,601	12,438,601	—	—
Telecommunications	2,015,746	2,015,746	—	—
Transportation	1,000,457	1,000,457	—	—
Total Common Stocks	92,973,691	92,914,688	59,003	—
Real Estate Investment Trusts	819,605	819,605	—	—
Rights	3,517	—	3,517	—
Short-Term Investments	957,405	957,405	—	—
Total Investments	$94,754,218	$94,691,698	$62,520	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.6%
Aerospace & Defense — 1.4%
Mercury Systems, Inc.*	11,541	$842,608
Moog, Inc., Class A	4,911	1,196,074
		2,038,682
Agriculture — 0.3%
Fresh Del Monte Produce, Inc.	13,659	486,670
Airlines — 0.5%
SkyWest, Inc.*	7,788	781,993
Apparel — 1.3%
Capri Holdings Ltd.*	32,528	793,683
Kontoor Brands, Inc.	8,043	491,347
Steven Madden Ltd.	12,648	526,663
		1,811,693
Auto Parts & Equipment — 2.1%
Dana, Inc.	31,472	747,775
Phinia, Inc.	22,430	1,406,136
Visteon Corp.	9,011	856,946
		3,010,857
Banks — 18.5%
Ameris Bancorp	22,225	1,650,651
Atlantic Union Bankshares Corp.	51,572	1,820,492
CoastalSouth Bancshares, Inc.*	19,865	461,861
Columbia Banking System, Inc.	45,181	1,262,809
Community Financial System, Inc.	18,409	1,057,413
ConnectOne Bancorp, Inc.	49,587	1,300,171
FB Financial Corp.	23,149	1,291,714
First Merchants Corp.	28,649	1,073,764
Glacier Bancorp, Inc.	41,320	1,820,146
MidWestOne Financial Group, Inc.	23,936	921,536
Northpointe Bancshares, Inc.	39,061	655,444
Old Second Bancorp, Inc.	55,016	1,072,812
Origin Bancorp, Inc.	32,188	1,210,591
Renasant Corp.	48,787	1,718,278
Seacoast Banking Corp of Florida	39,807	1,250,736
SOUTHSTATE BANK CORP	10,454	983,826
TriCo Bancshares	20,319	962,511
UMB Financial Corp.	18,624	2,142,505
Valley National Bancorp	132,461	1,547,144
Walker & Dunlop, Inc.	20,127	1,210,639
WesBanco, Inc.	31,478	1,046,329
		26,461,372
Biotechnology — 4.4%
CG oncology, Inc.*	8,499	352,878
Cytokinetics, Inc.*	17,052	1,083,484
Dianthus Therapeutics, Inc.*	7,018	289,212
Dynavax Technologies Corp.*	21,833	335,792
Halozyme Therapeutics, Inc.*	8,028	540,284
Ideaya Biosciences, Inc.*	8,767	303,075
Immunovant, Inc.*	11,687	297,084
Ionis Pharmaceuticals, Inc.*	2,773	219,372
Krystal Biotech, Inc.*	1,356	334,308
Ligand Pharmaceuticals, Inc.*	3,464	654,939
Mineralys Therapeutics, Inc.*	6,915	250,945
	Number of Shares	Value†

Biotechnology — (continued)
NeoGenomics, Inc.*	52,858	$621,610
Revolution Medicines, Inc.*	7,498	597,216
Ultragenyx Pharmaceutical, Inc.*	7,571	174,133
Xenon Pharmaceuticals, Inc.*	7,249	324,900
		6,379,232
Building Materials — 2.1%
Griffon Corp.	5,124	377,382
Masterbrand, Inc.*	50,117	553,292
Modine Manufacturing Co.*	3,973	530,435
SPX Technologies, Inc.*	7,645	1,529,459
		2,990,568
Chemicals — 2.2%
Ashland, Inc.	7,492	439,556
H.B. Fuller Co.	19,371	1,151,800
Ingevity Corp.*	7,504	444,087
Quaker Chemical Corp.	4,471	613,913
Rogers Corp.*	5,166	473,050
		3,122,406
Coal — 0.4%
Core Natural Resources, Inc.	5,908	522,917
Commercial Services — 1.5%
Andersen Group, Inc., Class A*	19,189	497,571
BrightView Holdings, Inc.*	49,450	626,531
Herc Holdings, Inc.	5,163	766,086
Valvoline, Inc.*	9,909	287,956
		2,178,144
Computers — 0.7%
ASGN, Inc.*	10,294	495,862
V2X, Inc.*	9,601	523,735
		1,019,597
Cosmetics & Personal Care — 0.3%
Prestige Consumer Healthcare, Inc.*	6,212	383,218
Distribution & Wholesale — 0.3%
VSE Corp.	2,309	398,926
Diversified Financial Services — 5.0%
Bread Financial Holdings, Inc.	11,015	815,441
Encore Capital Group, Inc.*	12,058	655,352
Enova International, Inc.*	4,479	704,099
Jefferson Capital, Inc.	38,738	865,407
PennyMac Financial Services, Inc.	11,035	1,454,854
Perella Weinberg Partners	78,534	1,358,638
Piper Sandler Cos.	3,771	1,281,046
		7,134,837
Electric — 2.5%
Black Hills Corp.	17,249	1,197,425
IDACORP, Inc.	10,586	1,339,764
MGE Energy, Inc.	6,211	487,067
TXNM Energy, Inc.	9,783	576,023
		3,600,279

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 1.3%
Belden, Inc.	6,720	$783,216
Graham Corp.*	2,386	153,253
Littelfuse, Inc.	3,415	863,722
		1,800,191
Electronics — 3.5%
Atmus Filtration Technologies, Inc.	12,461	646,851
Bel Fuse, Inc., Class B	3,096	525,175
ESCO Technologies, Inc.	3,722	727,242
Knowles Corp.*	26,217	561,830
Mirion Technologies, Inc.*	27,803	651,146
Sanmina Corp.*	7,692	1,154,338
TTM Technologies, Inc.*	10,625	733,125
		4,999,707
Engineering & Construction — 3.3%
Arcosa, Inc.	15,230	1,619,254
Centuri Holdings, Inc.*	49,118	1,240,230
Fluor Corp.*	8,826	349,774
Granite Construction, Inc.	9,258	1,067,910
MYR Group, Inc.*	1,958	427,823
		4,704,991
Entertainment — 0.6%
Churchill Downs, Inc.	5,261	598,597
Red Rock Resorts, Inc., Class A	4,921	304,856
		903,453
Food — 0.3%
Utz Brands, Inc.	40,569	421,106
Gas — 3.4%
Chesapeake Utilities Corp.	5,316	663,224
MDU Resources Group, Inc.	26,691	521,008
ONE Gas, Inc.	15,906	1,228,739
Southwest Gas Holdings, Inc.	15,204	1,216,624
Spire, Inc.	14,354	1,187,076
		4,816,671
Hand & Machine Tools — 0.1%
Cadre Holdings, Inc.	2,512	102,590
Healthcare Products — 1.7%
10X Genomics, Inc., Class A*	18,325	298,881
Globus Medical, Inc., Class A*	7,598	663,381
LivaNova PLC*	14,218	874,834
Merit Medical Systems, Inc.*	6,145	541,620
		2,378,716
Healthcare Services — 1.5%
Charles River Laboratories International, Inc.*	3,280	654,294
Fortrea Holdings, Inc.*	20,499	353,608
Lumexa Imaging Holdings, Inc.*	40,144	742,664
RadNet, Inc.*	5,459	389,500
		2,140,066
Home Builders — 2.8%
Forestar Group, Inc.*	22,542	555,210
Installed Building Products, Inc.	2,084	540,569
	Number of Shares	Value†

Home Builders — (continued)
Meritage Homes Corp.	21,183	$1,393,841
Taylor Morrison Home Corp.*	25,862	1,522,496
		4,012,116
Home Furnishings — 0.4%
Alliance Laundry Holdings, Inc.*	30,896	628,734
Housewares — 0.3%
Central Garden & Pet Co., Class A*	13,602	397,042
Insurance — 4.0%
Abacus Global Management, Inc.	80,238	686,035
CNO Financial Group, Inc.	24,243	1,029,600
Exzeo Group, Inc.*	36,518	885,561
HCI Group, Inc.	3,617	693,343
NMI Holdings, Inc.*	21,629	882,247
Skyward Specialty Insurance Group, Inc.*	16,401	838,255
Slide Insurance Holdings, Inc.*	37,608	732,604
		5,747,645
Iron & Steel — 1.4%
Commercial Metals Co.	28,940	2,003,227
Leisure Time — 1.3%
Patrick Industries, Inc.	9,888	1,072,156
Polaris, Inc.	11,772	744,579
		1,816,735
Machinery — Construction & Mining — 0.6%
Terex Corp.	17,592	939,061
Machinery — Diversified — 2.1%
Alamo Group, Inc.	5,706	957,866
Esab Corp.	3,918	437,719
Gates Industrial Corp. PLC*	53,752	1,154,055
The Gorman-Rupp Co.	10,710	511,403
		3,061,043
Metal Fabricate/Hardware — 1.3%
Helios Technologies, Inc.	13,725	734,150
Standex International Corp.	5,064	1,100,306
		1,834,456
Mining — 1.7%
Centrus Energy Corp., Class A*	929	225,524
Coeur Mining, Inc.*	51,690	921,633
Constellium S.E.*	42,550	802,068
SSR Mining, Inc.*	21,219	465,120
		2,414,345
Miscellaneous Manufacturing — 1.0%
Avient Corp.	33,018	1,031,482
Federal Signal Corp.	3,695	401,240
		1,432,722
Oil & Gas — 4.5%
California Resources Corp.	20,361	910,340
CNX Resources Corp.*	31,843	1,170,867
Delek US Holdings, Inc.	12,605	373,864

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Magnolia Oil & Gas Corp., Class A	52,063	$1,139,659
Murphy Oil Corp.	18,682	583,813
Noble Corp. PLC	34,274	967,898
Seadrill Ltd.*	23,751	821,785
Talos Energy, Inc.*	45,213	498,247
		6,466,473
Oil & Gas Services — 0.7%
DNOW, Inc.*	31,676	419,707
Kodiak Gas Services, Inc.	16,426	614,332
		1,034,039
Packaging and Containers — 1.1%
Greif, Inc., Class A	11,293	764,536
TriMas Corp.	23,176	821,589
		1,586,125
Pharmaceuticals — 0.8%
Alkermes PLC*	15,674	438,558
Protagonist Therapeutics, Inc.*	3,534	308,660
Supernus Pharmaceuticals, Inc.*	8,434	419,170
		1,166,388
Pipelines — 0.3%
Kinetik Holdings, Inc.	12,136	437,503
Real Estate — 1.7%
Cushman & Wakefield Ltd.*	77,223	1,250,240
Newmark Group, Inc., Class A	65,002	1,127,135
		2,377,375
Retail — 2.8%
Academy Sports & Outdoors, Inc.	12,572	628,097
Advance Auto Parts, Inc.	9,107	357,905
American Eagle Outfitters, Inc.	28,388	748,592
Black Rock Coffee Bar, Inc., Class A*	11,979	266,533
Group 1 Automotive, Inc.	1,097	431,450
La-Z-Boy, Inc.	15,655	583,462
Signet Jewelers Ltd.	5,633	466,863
Urban Outfitters, Inc.*	7,736	582,211
		4,065,113
Savings & Loans — 0.9%
Banc of California, Inc.	67,533	1,302,712
Semiconductors — 2.6%
Axcelis Technologies, Inc.*	5,740	461,152
Cohu, Inc.*	23,307	542,354
FormFactor, Inc.*	13,198	736,184
Onto Innovation, Inc.*	3,491	551,089
Semtech Corp.*	8,206	604,700
Silicon Laboratories, Inc.*	3,489	456,012
Ultra Clean Holdings, Inc.*	16,714	423,366
		3,774,857
Software — 0.3%
Digi International, Inc.*	8,480	367,099
Transportation — 1.8%
DHT Holdings, Inc.	44,968	549,059
	Number of Shares	Value†

Transportation — (continued)
Knight-Swift Transportation Holdings, Inc.	12,723	$665,158
Saia, Inc.*	2,160	705,283
Scorpio Tankers, Inc.	13,009	661,248
		2,580,748
TOTAL COMMON STOCKS (Cost $118,316,873)		134,034,440

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Apartments — 0.8%
Independence Realty Trust, Inc.	64,049	1,119,577
Diversified — 0.9%
InvenTrust Properties Corp.	30,765	867,880
UMH Properties, Inc.	28,347	451,001
		1,318,881
Hotels & Resorts — 0.3%
Ryman Hospitality Properties, Inc.	4,400	416,328
Industrial — 1.0%
Terreno Realty Corp.	24,780	1,454,834
Mortgage Banks — 0.8%
Ladder Capital Corp.	103,999	1,142,949
Office Property — 0.8%
COPT Defense Properties	37,714	1,048,449
Single Tenant — 1.2%
Essential Properties Realty Trust, Inc.	33,372	989,813
Four Corners Property Trust, Inc.	31,047	715,944
		1,705,757
Storage & Warehousing — 0.4%
Smartstop Self Storage REIT, Inc.	19,486	602,897
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,396,579)		8,809,672

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $757,868)	757,868	757,868
TOTAL INVESTMENTS — 100.3% (Cost $128,471,320)		$143,601,980
Other Assets & Liabilities — (0.3)%		(435,501)
TOTAL NET ASSETS — 100.0%		$143,166,479

†	See Security Valuation Note.
*	Non-income producing security.
PLC— Public Limited Company.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Value Fund
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$134,034,440	$134,034,440	$—	$—
Real Estate Investment Trusts	8,809,672	8,809,672	—	—
Short-Term Investments	757,868	757,868	—	—
Total Investments	$143,601,980	$143,601,980	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.9%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$2,288
Boston Omaha Corp., Class A*	700	8,659
National CineMedia, Inc.	1,700	6,613
Nexxen International Ltd.*	1,200	7,848
Stagwell, Inc.*	2,700	13,203
TechTarget, Inc.*	900	4,860
		43,471
Aerospace & Defense — 1.9%
AAR Corp.*	1,069	88,503
AeroVironment, Inc.*	1,035	250,356
AerSale Corp.*	1,000	7,110
AIRO Group Holdings, Inc.*	119	973
Amprius Technologies, Inc.*	2,500	19,725
Archer Aviation, Inc., Class A*	17,600	132,352
Astronics Corp.*	795	43,121
Ducommun, Inc.*	400	38,052
Eve Holding, Inc.*	1,500	5,985
Firefly Aerospace, Inc.*	600	13,422
Intuitive Machines, Inc.*	3,000	48,690
Joby Aviation, Inc.*	13,100	172,920
Kratos Defense & Security Solutions, Inc.*	4,622	350,856
Mercury Systems, Inc.*	1,400	102,214
Moog, Inc., Class A	796	193,866
National Presto Industries, Inc.	148	15,800
Red Cat Holdings, Inc.*	2,300	18,239
Redwire Corp.*	1,100	8,360
Voyager Technologies, Inc., Class A*	326	8,522
		1,519,066
Agriculture — 0.3%
Alico, Inc.	200	7,276
Dole PLC	1,900	28,481
Fresh Del Monte Produce, Inc.	916	32,637
Ispire Technology, Inc.*	800	2,240
Limoneira Co.	600	7,575
Tejon Ranch Co.*	325	5,125
The Andersons, Inc.	932	49,555
Turning Point Brands, Inc.	500	54,200
Universal Corp.	655	34,551
Vital Farms, Inc.*	1,000	31,940
		253,580
Airlines — 0.3%
Allegiant Travel Co.*	424	36,155
Frontier Group Holdings, Inc.*	2,500	11,775
JetBlue Airways Corp.*	7,900	35,945
SkyWest, Inc.*	1,081	108,543
Sun Country Airlines Holdings, Inc.*	1,200	17,268
		209,686
Apparel — 0.5%
Capri Holdings Ltd.*	3,200	78,080
Carter's, Inc.	1,000	32,430
Ermenegildo Zegna N.V.	1,900	19,475
Kontoor Brands, Inc.	1,500	91,635
Lakeland Industries, Inc.	300	2,652
	Number of Shares	Value†

Apparel — (continued)
Oxford Industries, Inc.	408	$13,954
Rocky Brands, Inc.	200	5,866
Steven Madden Ltd.	1,973	82,156
Torrid Holdings, Inc.*	400	391
Weyco Group, Inc.	200	6,118
Wolverine World Wide, Inc.	2,282	41,418
		374,175
Auto Manufacturers — 0.2%
Blue Bird Corp.*	892	41,924
Faraday Future Intelligent Electric, Inc.*	3,200	3,264
Hyliion Holdings Corp.*	3,900	7,176
REV Group, Inc.	1,354	82,337
Wabash National Corp.	1,400	12,110
		146,811
Auto Parts & Equipment — 1.0%
Adient PLC*	2,400	46,008
Aeva Technologies, Inc.*	980	13,014
American Axle & Manufacturing Holdings, Inc.*	3,416	21,897
Cooper-Standard Holdings, Inc.*	500	16,415
Dana, Inc.	3,196	75,937
Dorman Products, Inc.*	787	96,951
Douglas Dynamics, Inc.	600	19,590
Fox Factory Holding Corp.*	1,257	21,507
Garrett Motion, Inc.	4,400	76,692
Gentherm, Inc.*	868	31,569
Holley, Inc.*	1,700	7,021
indie Semiconductor, Inc., Class A*	5,500	19,415
Methode Electronics, Inc.	1,060	7,038
Microvast Holdings, Inc.*	6,200	17,360
Miller Industries, Inc.	343	12,818
Motorcar Parts of America, Inc.*	300	3,702
Phinia, Inc.	1,047	65,636
Solid Power, Inc.*	4,500	19,125
Standard Motor Products, Inc.	600	22,110
Strattec Security Corp.*	100	7,614
The Goodyear Tire & Rubber Co.*	7,195	63,028
Titan International, Inc.*	1,300	10,179
Visteon Corp.	727	69,138
XPEL, Inc.*	600	29,946
		773,710
Banks — 9.0%
1st Source Corp.	488	30,495
ACNB Corp.	200	9,670
Alerus Financial Corp.	600	13,512
Amalgamated Financial Corp.	600	19,218
Amerant Bancorp, Inc.	1,000	19,510
Ameris Bancorp	1,812	134,577
Ames National Corp.	300	6,888
Arrow Financial Corp.	475	14,915
Associated Banc-Corp.	4,700	121,072
Atlantic Union Bankshares Corp.	4,037	142,506
BancFirst Corp.	520	55,130
Bank First Corp.	235	28,628

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank of Hawaii Corp.	1,100	$75,207
Bank of Marin Bancorp	480	12,485
Bank7 Corp.	100	4,098
BankUnited, Inc.	2,100	93,597
Bankwell Financial Group, Inc.	200	9,164
Banner Corp.	900	56,394
Bar Harbor Bankshares	397	12,327
BayCom Corp.	200	5,880
Blue Foundry Bancorp*	600	7,458
Blue Ridge Bankshares, Inc.	2,200	9,394
Bridgewater Bancshares, Inc.*	700	12,271
Burke & Herbert Financial Services Corp.	402	25,049
Business First Bancshares, Inc.	800	20,912
Byline Bancorp, Inc.	785	22,883
C&F Financial Corp.	100	7,259
Cadence Bank	5,101	218,527
California BanCorp	577	10,773
Camden National Corp.	439	19,044
Capital Bancorp, Inc.	300	8,451
Capital City Bank Group, Inc.	279	11,877
Carter Bankshares, Inc.*	600	11,796
Cathay General Bancorp	1,850	89,521
CB Financial Services, Inc.	100	3,486
Central Pacific Financial Corp.	800	24,928
Chain Bridge Bancorp, Inc., Class A*	100	3,464
Chemung Financial Corp.	100	5,580
ChoiceOne Financial Services, Inc.	300	8,856
Citizens & Northern Corp.	356	7,181
Citizens Financial Services, Inc.	102	5,816
City Holding Co.	380	45,296
Civista Bancshares, Inc.	300	6,666
CNB Financial Corp.	744	19,470
Coastal Financial Corp.*	361	41,367
Colony Bankcorp, Inc.	500	8,910
Community Financial System, Inc.	1,437	82,541
Community Trust Bancorp, Inc.	483	27,289
Community West Bancshares	400	9,000
ConnectOne Bancorp, Inc.	1,413	37,049
Customers Bancorp, Inc.*	880	64,346
CVB Financial Corp.	3,692	68,671
Dime Community Bancshares, Inc.	1,109	33,370
Eagle Bancorp, Inc.	873	18,700
Eagle Financial Services, Inc.	100	3,980
Eastern Bankshares, Inc.	6,219	114,616
ECB Bancorp, Inc.*	300	5,217
Enterprise Financial Services Corp.	1,080	58,320
Equity Bancshares, Inc., Class A	453	20,226
Esquire Financial Holdings, Inc.	200	20,414
Farmers & Merchants Bancorp, Inc.	400	9,888
Farmers National Banc Corp.	1,100	14,652
FB Financial Corp.	1,126	62,831
Fidelity D&D Bancorp, Inc.	100	4,353
Financial Institutions, Inc.	440	13,715
Finwise Bancorp*	300	5,382
First Bancorp	1,124	57,088
	Number of Shares	Value†

Banks — (continued)
First Bancorp	4,300	$89,139
First Bank	500	8,230
First Busey Corp.	2,414	57,429
First Business Financial Services, Inc.	200	10,860
First Commonwealth Financial Corp.	2,921	49,248
First Community Bankshares, Inc.	426	14,369
First Community Corp.	100	2,965
First Financial Bancorp	2,582	64,602
First Financial Bankshares, Inc.	3,804	113,625
First Financial Corp.	280	16,918
First Foundation, Inc.*	1,800	11,088
First Internet Bancorp	300	6,261
First Interstate BancSystem, Inc., Class A	2,487	86,050
First Merchants Corp.	1,630	61,092
First Mid Bancshares, Inc.	600	23,400
First National Corp.	300	7,572
First United Corp.	200	7,488
Firstsun Capital Bancorp*	400	15,054
Five Star Bancorp	500	17,890
Flagstar Bank NA	8,266	104,069
Franklin Financial Services Corp.	100	5,020
Fulton Financial Corp.	5,103	98,641
FVCBankcorp, Inc.	500	6,955
German American Bancorp, Inc.	1,038	40,669
Glacier Bancorp, Inc.	3,629	159,857
Great Southern Bancorp, Inc.	271	16,683
Hancock Whitney Corp.	2,378	151,431
Hanmi Financial Corp.	813	21,975
Hanover Bancorp, Inc.	200	4,622
Hawthorn Bancshares, Inc.	200	6,976
HBT Financial, Inc.	400	10,340
Heritage Commerce Corp.	1,900	22,819
Heritage Financial Corp.	1,030	24,359
Hilltop Holdings, Inc.	1,242	42,153
Home BancShares, Inc.	5,335	148,206
Hope Bancorp, Inc.	3,567	39,094
Horizon Bancorp, Inc.	1,350	22,896
Independent Bank Corp.	1,347	98,439
Independent Bank Corp.	600	19,518
International Bancshares Corp.	1,525	101,321
Investar Holding Corp.	200	5,344
John Marshall Bancorp, Inc.	400	7,996
Kearny Financial Corp.	1,445	10,707
Lakeland Financial Corp.	691	39,428
Landmark Bancorp, Inc.	210	5,500
LCNB Corp.	400	6,556
LINKBANCORP, Inc.	900	7,434
Live Oak Bancshares, Inc.	900	30,915
MainStreet Bancshares, Inc.	100	2,036
Mechanics Bancorp, Class A	1,300	19,019
Mercantile Bank Corp.	500	24,050
Merchants Bancorp	800	27,248
Meridian Corp.	300	5,274
Metrocity Bankshares, Inc.	600	15,924
Metropolitan Bank Holding Corp.	200	15,272

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Mid Penn Bancorp, Inc.	500	$15,510
Middlefield Banc Corp.	100	3,454
Midland States Bancorp, Inc.	600	12,702
MidWestOne Financial Group, Inc.	511	19,674
MVB Financial Corp.	400	10,332
National Bank Holdings Corp., Class A	1,100	41,811
National Bankshares, Inc.	200	6,706
NB Bancorp, Inc.	1,239	24,557
NBT Bancorp, Inc.	1,469	60,993
NewtekOne, Inc.	900	10,215
Nicolet Bankshares, Inc.	400	48,520
Northeast Bank	200	20,786
Northeast Community Bancorp, Inc.	300	6,783
Northpointe Bancshares, Inc.	400	6,712
Northrim BanCorp, Inc.	560	14,902
Norwood Financial Corp.	300	8,415
Oak Valley Bancorp	100	3,006
OFG Bancorp	1,210	49,586
Ohio Valley Banc Corp.	100	3,998
Old National Bancorp	9,668	215,693
Old Second Bancorp, Inc.	1,400	27,300
OP Bancorp	400	5,648
Orange County Bancorp, Inc.	200	5,710
Origin Bancorp, Inc.	900	33,849
Orrstown Financial Services, Inc.	500	17,710
Park National Corp.	412	62,698
Parke Bancorp, Inc.	300	7,512
Pathward Financial, Inc.	600	42,600
Patriot National Bancorp, Inc.*	1,900	3,458
PCB Bancorp	400	8,660
Peapack-Gladstone Financial Corp.	536	14,928
Peoples Bancorp of North Carolina, Inc.	100	3,620
Peoples Bancorp, Inc.	991	29,760
Peoples Financial Services Corp.	300	14,613
Pioneer Bancorp, Inc.*	300	4,044
Plumas Bancorp	200	8,938
Ponce Financial Group, Inc.*	600	9,810
Preferred Bank	296	27,951
Primis Financial Corp.	500	6,955
Princeton Bancorp, Inc.	200	6,938
QCR Holdings, Inc.	400	33,320
RBB Bancorp	400	8,256
Red River Bancshares, Inc.	100	7,143
Renasant Corp.	2,635	92,805
Republic Bancorp, Inc., Class A	187	12,901
Rhinebeck Bancorp, Inc.*	200	2,404
Richmond Mutual BanCorp, Inc.	300	4,212
S&T Bancorp, Inc.	1,089	42,852
SB Financial Group, Inc.	200	4,454
Seacoast Banking Corp of Florida	2,296	72,140
ServisFirst Bancshares, Inc.	1,400	100,506
Shore Bancshares, Inc.	865	15,293
Sierra Bancorp	412	13,464
Simmons First National Corp., Class A	3,896	73,440
SmartFinancial, Inc.	400	14,796
South Plains Financial, Inc.	400	15,520
	Number of Shares	Value†

Banks — (continued)
Southern First Bancshares, Inc.*	200	$10,304
Southside Bancshares, Inc.	771	23,431
SR Bancorp, Inc.	300	4,722
Stellar Bancorp, Inc.	1,104	34,158
Sterling Bancorp, Inc.*	600	0
Stock Yards Bancorp, Inc.	767	49,817
Texas Capital Bancshares, Inc.*	1,200	108,648
The Bancorp, Inc.*	1,112	75,082
The Bank of NT Butterfield & Son Ltd.	1,118	55,699
The First Bancorp, Inc.	334	8,831
Third Coast Bancshares, Inc.*	300	11,403
Tompkins Financial Corp.	358	25,962
Towne Bank	2,077	69,309
TriCo Bancshares	898	42,538
Triumph Financial, Inc.*	600	37,578
TrustCo Bank Corp.	450	18,599
Trustmark Corp.	1,630	63,488
UMB Financial Corp.	1,969	226,514
United Bankshares, Inc.	3,960	152,064
United Community Banks, Inc.	3,471	108,365
United Security Bancshares	500	5,035
Unity Bancorp, Inc.	200	10,344
Univest Financial Corp.	787	25,766
Valley National Bancorp	13,483	157,481
Virginia National Bankshares Corp.	100	3,985
Walker & Dunlop, Inc.	940	56,541
Washington Trust Bancorp, Inc.	470	13,889
WesBanco, Inc.	2,634	87,554
West BanCorp, Inc.	478	10,607
Westamerica BanCorp	673	32,190
Western New England Bancorp, Inc.	600	7,572
		7,263,221
Beverages — 0.1%
BRC, Inc., Class A*	1,800	1,998
MGP Ingredients, Inc.	400	9,720
National Beverage Corp.*	684	21,813
The Vita Coco Co., Inc.*	1,200	63,612
Westrock Coffee Co.*	1,100	4,477
Zevia PBC, Class A*	1,200	2,784
		104,404
Biotechnology — 8.7%
4D Molecular Therapeutics, Inc.*	1,000	7,500
Aardvark Therapeutics, Inc.*	200	2,625
Abeona Therapeutics, Inc.*	1,400	7,378
Absci Corp.*	2,900	10,121
ACADIA Pharmaceuticals, Inc.*	3,400	90,814
ADC Therapeutics S.A.*	2,600	9,178
ADMA Biologics, Inc.*	6,500	118,560
Akero Therapeutics, Inc.*	2,000	1,300
Aldeyra Therapeutics, Inc.*	1,800	9,324
Allogene Therapeutics, Inc.*	2,800	3,836
Alpha Teknova, Inc.*	500	1,900
Altimmune, Inc.*	2,100	7,581
Alumis, Inc.*	1,107	10,804
Amicus Therapeutics, Inc.*	8,000	113,920

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
AnaptysBio, Inc.*	500	$24,240
Anavex Life Sciences Corp.*	2,100	7,476
ANI Pharmaceuticals, Inc.*	500	39,470
Annexon, Inc.*	3,000	15,060
Apogee Therapeutics, Inc.*	1,100	83,028
Arbutus Biopharma Corp.*	4,800	23,088
Arcellx, Inc.*	930	60,636
Arcturus Therapeutics Holdings, Inc.*	700	4,291
Arcus Biosciences, Inc.*	2,200	52,426
Arcutis Biotherapeutics, Inc.*	3,100	90,024
Ardelyx, Inc.*	6,700	39,061
ArriVent Biopharma, Inc.*	600	12,072
Arrowhead Pharmaceuticals, Inc.*	3,700	245,643
ARS Pharmaceuticals, Inc.*	1,400	16,310
Astria Therapeutics, Inc.*	995	13,024
Atea Pharmaceuticals, Inc.*	2,800	9,996
Aura Biosciences, Inc.*	1,096	5,973
Aurinia Pharmaceuticals, Inc.*	3,400	54,230
Avidity Biosciences, Inc.*	3,200	230,816
Axsome Therapeutics, Inc.*	1,100	200,904
Beam Therapeutics, Inc.*	2,600	72,072
Benitec Biopharma, Inc.*	500	6,735
Bicara Therapeutics, Inc.*	600	10,098
BioAge Labs, Inc.*	600	7,938
BioCryst Pharmaceuticals, Inc.*	6,100	47,580
Biohaven Ltd.*	2,661	30,043
Bridgebio Pharma, Inc.*	4,355	333,114
Bright Minds Biosciences, Inc.*	100	7,804
Capricor Therapeutics, Inc.*	900	25,974
Cardiff Oncology, Inc.*	1,600	4,496
Cartesian Therapeutics, Inc.*	160	1,154
Celcuity, Inc.*	900	89,766
Celldex Therapeutics, Inc.*	1,900	51,604
CG oncology, Inc.*	1,515	62,903
Chinook Therapeutics, Inc.*	2,060	0
Cogent Biosciences, Inc.*	3,755	133,378
Compass Therapeutics, Inc.*	3,600	19,332
Crinetics Pharmaceuticals, Inc.*	2,500	116,375
CRISPR Therapeutics AG*	2,332	122,290
Cullinan Therapeutics, Inc.*	1,400	14,490
Cytek Biosciences, Inc.*	2,900	14,645
Cytokinetics, Inc.*	3,300	209,682
Day One Biopharmaceuticals, Inc.*	1,700	15,844
Denali Therapeutics, Inc.*	3,727	61,533
Design Therapeutics, Inc.*	500	4,690
DiaMedica Therapeutics, Inc.*	1,000	7,960
Dianthus Therapeutics, Inc.*	700	28,847
Disc Medicine, Inc.*	700	55,587
Dynavax Technologies Corp.*	2,820	43,372
Dyne Therapeutics, Inc.*	3,498	68,421
Edgewise Therapeutics, Inc.*	1,719	42,657
Editas Medicine, Inc.*	2,500	5,125
Eledon Pharmaceuticals, Inc.*	2,000	3,020
Emergent BioSolutions, Inc.*	1,700	21,012
Entrada Therapeutics, Inc.*	800	8,224
Erasca, Inc.*	4,400	16,368
	Number of Shares	Value†

Biotechnology — (continued)
Esperion Therapeutics, Inc.*	5,200	$19,240
Evolus, Inc.*	1,500	9,975
EyePoint, Inc.*	1,700	31,059
Fate Therapeutics, Inc.*	2,900	2,849
Forafric Global PLC*	200	2,206
Geron Corp.*	17,040	22,493
Gossamer Bio, Inc.*	5,100	15,810
Greenwich Lifesciences, Inc.*	200	4,202
Humacyte, Inc.*	3,100	2,978
Ideaya Biosciences, Inc.*	2,073	71,664
ImmunityBio, Inc.*	7,200	14,256
Immunome, Inc.*	2,600	55,848
Immunovant, Inc.*	1,900	48,298
Inhibrx Biosciences, Inc.*	200	15,800
Inmune Bio, Inc.*	500	780
Innoviva, Inc.*	1,700	33,983
Intellia Therapeutics, Inc.*	2,657	23,886
Iovance Biotherapeutics, Inc.*	7,900	21,567
Jade Biosciences, Inc.	1,008	15,553
Janux Therapeutics, Inc.*	1,200	16,560
Keros Therapeutics, Inc.*	740	15,066
Kodiak Sciences, Inc.*	900	25,164
Korro Bio, Inc.*	200	1,602
Krystal Biotech, Inc.*	703	173,318
Kura Oncology, Inc.*	2,300	23,897
Kymera Therapeutics, Inc.*	1,500	116,715
Larimar Therapeutics, Inc.*	1,500	5,715
LB Pharmaceuticals, Inc.*	500	11,130
LENZ Therapeutics, Inc.*	485	7,760
Lexeo Therapeutics, Inc.*	1,700	16,881
Ligand Pharmaceuticals, Inc.*	540	102,098
Liquidia Corp.*	1,800	62,082
MapLight Therapeutics, Inc.*	500	8,782
Maravai LifeSciences Holdings, Inc., Class A*	2,900	9,425
Maze Therapeutics, Inc.*	455	18,851
MBX Biosciences, Inc.*	800	25,232
MeiraGTx Holdings PLC*	1,100	8,745
Merrimack Pharmaceuticals, Inc.*	400	0
Mind Medicine MindMed, Inc.*	2,600	34,814
Mineralys Therapeutics, Inc.*	1,100	39,919
Monopar Therapeutics, Inc.*	100	6,530
Monte Rosa Therapeutics, Inc.*	1,100	17,248
Myriad Genetics, Inc.*	2,800	17,220
NeoGenomics, Inc.*	3,700	43,512
Niagen Bioscience, Inc.*	1,400	8,904
Nkarta, Inc.*	1,900	3,515
Novavax, Inc.*	4,100	27,552
Nurix Therapeutics, Inc.*	2,800	53,116
Nuvalent, Inc., Class A*	1,316	132,376
Nuvation Bio, Inc.*	6,200	55,552
Olema Pharmaceuticals, Inc.*	1,700	42,500
Omeros Corp.*	1,500	25,762
Organogenesis Holdings, Inc.*	1,700	8,806
Oruka Therapeutics, Inc.*	1,100	33,341
Palvella Therapeutics, Inc.*	200	20,934

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Perspective Therapeutics, Inc.*	1,600	$4,400
Phathom Pharmaceuticals, Inc.*	1,200	19,908
Praxis Precision Medicines, Inc.*	600	176,844
Precigen, Inc.*	3,300	13,794
Prime Medicine, Inc.*	1,500	5,205
Protalix BioTherapeutics, Inc.*	2,600	4,680
Protara Therapeutics, Inc.*	1,200	6,396
Prothena Corp. PLC*	1,100	10,505
PTC Therapeutics, Inc.*	2,100	159,516
Puma Biotechnology, Inc.*	1,600	9,520
Rapport Therapeutics, Inc.*	800	24,272
Recursion Pharmaceuticals, Inc., Class A*	10,300	42,127
REGENXBIO, Inc.*	1,400	20,160
Relay Therapeutics, Inc.*	3,000	25,380
Replimune Group, Inc.*	1,800	17,496
Rezolute, Inc.*	2,200	5,192
Rigel Pharmaceuticals, Inc.*	529	22,657
Rocket Pharmaceuticals, Inc.*	2,200	7,722
Sana Biotechnology, Inc.*	3,500	14,245
Savara, Inc.*	3,000	18,090
Scholar Rock Holding Corp.*	2,300	101,315
Septerna, Inc.*	600	16,728
Sionna Therapeutics, Inc.*	400	16,456
Soleno Therapeutics, Inc.*	1,200	55,560
Solid Biosciences, Inc.*	1,500	8,460
Stoke Therapeutics, Inc.*	1,200	38,088
Syndax Pharmaceuticals, Inc.*	2,300	48,323
Tango Therapeutics, Inc.*	2,300	20,378
Tarsus Pharmaceuticals, Inc.*	1,100	90,068
Taysha Gene Therapies, Inc.*	5,586	30,723
Tectonic Therapeutic, Inc.*	400	8,344
Terns Pharmaceuticals, Inc.*	2,400	96,960
TG Therapeutics, Inc.*	4,100	122,221
Theravance Biopharma, Inc.*	900	16,839
Third Harmonic Bio, Inc.*	600	18
Tobira Therapeutic, Inc.*	400	1,812
Travere Therapeutics, Inc.*	2,200	84,062
TriSalus Life Sciences, Inc.*	600	4,188
Tvardi Therapeutics, Inc.*	100	430
Tyra Biosciences, Inc.*	700	18,403
Upstream Bio, Inc.*	900	24,435
UroGen Pharma Ltd.*	1,000	23,420
Vera Therapeutics, Inc.*	1,400	70,896
Veracyte, Inc.*	2,200	92,620
Verastem, Inc.*	1,100	8,492
Vericel Corp.*	1,400	50,414
Vir Biotechnology, Inc.*	2,300	13,869
Viridian Therapeutics, Inc.*	2,200	68,464
WaVe Life Sciences Ltd.*	2,900	49,300
Xencor, Inc.*	1,900	29,089
Xenon Pharmaceuticals, Inc.*	2,079	93,181
XOMA Royalty Corp.*	300	7,977
Zenas Biopharma, Inc.*	400	14,524
Zevra Therapeutics, Inc.*	1,400	12,544
	Number of Shares	Value†

Biotechnology — (continued)
Zymeworks, Inc.*	1,400	$36,862
		7,003,385
Building Materials — 1.4%
AirJoule Technologies Corp.*	800	3,152
American Woodmark Corp.*	343	18,488
Apogee Enterprises, Inc.	643	23,412
Aspen Aerogels, Inc.*	1,900	5,377
Boise Cascade Co.	1,000	73,600
Gibraltar Industries, Inc.*	840	41,530
Griffon Corp.	1,056	77,774
JELD-WEN Holding, Inc.*	2,700	6,642
Knife River Corp.*	1,600	112,560
LSI Industries, Inc.	700	12,824
Masterbrand, Inc.*	3,700	40,848
Modine Manufacturing Co.*	1,391	185,712
NWPX Infrastructure, Inc.*	300	18,747
Smith-Midland Corp.*	100	3,634
SPX Technologies, Inc.*	1,373	274,682
Tecnoglass, Inc.	700	35,224
Titan America S.A.*	800	13,184
UFP Industries, Inc.	1,549	141,037
		1,088,427
Chemicals — 1.4%
AdvanSix, Inc.	800	13,840
American Vanguard Corp.*	778	2,972
Balchem Corp.	851	130,509
Cabot Corp.	1,500	99,420
Calumet, Inc.*	1,900	37,753
Codexis, Inc.*	2,000	3,260
Ecovyst, Inc.*	3,400	33,082
H.B. Fuller Co.	1,480	88,001
Hawkins, Inc.	544	77,281
Ingevity Corp.*	1,026	60,719
Innospec, Inc.	646	49,445
Intrepid Potash, Inc.*	370	10,260
Koppers Holdings, Inc.	620	16,790
Kronos Worldwide, Inc.	500	2,210
Mativ Holdings, Inc.	1,655	20,108
Minerals Technologies, Inc.	928	56,561
Oil-Dri Corp of America	300	14,682
Orion S.A.	1,700	8,976
Perimeter Solutions, Inc.*	3,900	107,367
Quaker Chemical Corp.	377	51,766
Rayonier Advanced Materials, Inc.*	1,900	11,191
Rogers Corp.*	477	43,679
Sensient Technologies Corp.	1,158	108,794
Stepan Co.	576	27,279
The Chemours Co.	4,200	49,518
Trinseo PLC	1,300	646
Tronox Holdings PLC	3,300	13,761
		1,139,870
Coal — 0.6%
Alpha Metallurgical Resources, Inc.*	318	63,562
Core Natural Resources, Inc.	1,366	120,905

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Coal — (continued)
Hallador Energy Co.*	700	$13,328
NACCO Industries, Inc., Class A	100	4,904
Peabody Energy Corp.	3,500	103,950
Ramaco Resources, Inc., Class A*	731	13,158
SunCoke Energy, Inc.	2,641	19,015
Warrior Met Coal, Inc.	1,400	123,438
		462,260
Commercial Services — 3.8%
ABM Industries, Inc.	1,751	74,067
Acacia Research Corp.*	1,500	5,610
Adtalem Global Education, Inc.*	984	101,814
AirSculpt Technologies, Inc.*	300	594
Alarm.com Holdings, Inc.*	1,300	66,326
Alight, Inc., Class A	12,400	24,180
Alta Equipment Group, Inc.	700	3,220
American Public Education, Inc.*	400	15,120
AMN Healthcare Services, Inc.*	1,209	19,054
Arlo Technologies, Inc.*	2,833	39,634
Barrett Business Services, Inc.	720	26,071
BrightView Holdings, Inc.*	1,815	22,996
Cadiz, Inc.*	1,600	8,976
Carriage Services, Inc.	400	16,920
Cass Information Systems, Inc.	398	16,525
CBIZ, Inc.*	1,321	66,644
Chaince Digital Holdings, Inc.*	800	3,976
Cimpress PLC*	460	30,631
CompoSecure, Inc., Class A*	1,600	30,848
CoreCivic, Inc.*	3,000	57,330
Coursera, Inc.*	3,800	27,968
CPI Card Group, Inc.*	200	2,936
CRA International, Inc.	174	34,921
Cross Country Healthcare, Inc.*	1,084	8,780
Custom Truck One Source, Inc.*	1,500	8,640
Deluxe Corp.	1,307	29,185
Distribution Solutions Group, Inc.*	342	9,367
Driven Brands Holdings, Inc.*	1,700	25,194
Emerald Holding, Inc.	600	2,682
Ennis, Inc.	658	11,851
European Wax Center, Inc., Class A*	1,000	3,600
EVERTEC, Inc.	1,839	53,497
First Advantage Corp.*	2,378	34,552
Flywire Corp.*	3,300	46,728
Forrester Research, Inc.*	375	3,045
Franklin Covey Co.*	397	6,662
Graham Holdings Co., Class B	90	98,874
Green Dot Corp., Class A*	1,640	21,008
Healthcare Services Group, Inc.*	1,880	35,946
Herc Holdings, Inc.	915	135,768
Hertz Global Holdings, Inc.*	3,100	15,934
HireQuest, Inc.	200	2,102
Huron Consulting Group, Inc.*	462	79,884
ICF International, Inc.	535	45,636
Information Services Group, Inc.	1,200	6,936
Insperity, Inc.	1,013	39,223
John Wiley & Sons, Inc., Class A	1,200	36,756
Kelly Services, Inc., Class A	914	8,043
	Number of Shares	Value†

Commercial Services — (continued)
Kforce, Inc.	586	$18,119
KinderCare Learning Cos., Inc.*	900	3,888
Korn Ferry	1,490	98,370
Laureate Education, Inc.*	3,600	121,212
Legalzoom.com, Inc.*	3,200	31,776
Legence Corp., Class A*	1,000	43,040
Lifecore Biomedical, Inc.*	900	7,362
Lincoln Educational Services Corp.*	700	16,905
MarketWise, Inc.	75	1,127
Marqeta, Inc., Class A*	10,600	50,350
Matthews International Corp., Class A	805	21,027
Mister Car Wash, Inc.*	2,700	15,012
Monro, Inc.	737	14,769
National Research Corp.	487	9,141
NPK International, Inc.*	2,412	28,751
Payoneer Global, Inc.*	7,900	44,398
Paysafe Ltd.*	917	7,419
Perdoceo Education Corp.	1,800	52,794
Priority Technology Holdings, Inc.*	600	3,270
PROG Holdings, Inc.	1,067	31,466
Progyny, Inc.*	2,100	53,928
Quad/Graphics, Inc.	1,100	6,897
RCM Technologies, Inc.*	200	4,089
Remitly Global, Inc.*	4,881	67,358
Repay Holdings Corp.*	2,700	9,855
Resources Connection, Inc.	1,222	6,159
Sezzle, Inc.*	407	25,834
SoundThinking, Inc.*	300	2,409
Spire Global, Inc.*	800	6,000
StoneCo Ltd., Class A*	7,134	105,512
Strategic Education, Inc.	599	48,040
Stride, Inc.*	1,215	78,890
Target Hospitality Corp.*	1,100	8,811
The Brink's Co.	1,122	130,971
The GEO Group, Inc.*	3,952	63,706
The Hackett Group, Inc.	816	16,018
TIC Solutions, Inc.*	5,062	51,177
Transcat, Inc.*	200	11,346
TriNet Group, Inc.	822	48,605
TrueBlue, Inc.*	1,076	4,896
Udemy, Inc.*	2,900	16,965
Universal Technical Institute, Inc.*	1,400	36,582
Upbound Group, Inc.	1,553	27,271
USCB Financial Holdings, Inc.	400	7,368
Verra Mobility Corp.*	4,500	100,845
Vestis Corp.	3,600	24,012
Willdan Group, Inc.*	400	41,464
		3,091,458
Computers — 1.9%
3D Systems Corp.*	4,000	7,080
ASGN, Inc.*	1,152	55,492
Cantaloupe, Inc.*	1,600	16,992
Conduent, Inc.*	4,700	9,024
Corsair Gaming, Inc.*	1,500	8,910
Cricut, Inc., Class A	400	1,980
CSP, Inc.	300	3,750

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Diebold Nixdorf, Inc.*	700	$47,523
D-Wave Quantum, Inc.*	9,300	243,195
Grid Dynamics Holdings, Inc.*	1,700	15,351
Insight Enterprises, Inc.*	818	66,643
Maximus, Inc.	1,514	130,689
Mitek Systems, Inc.*	1,500	15,825
NCR Atleos Corp.*	2,100	80,031
NCR Voyix Corp.*	4,000	40,800
NetScout Systems, Inc.*	2,065	55,879
NextNav, Inc.*	2,400	39,936
OneSpan, Inc.	1,005	12,904
PAR Technology Corp.*	1,200	43,536
Pitney Bowes, Inc.	4,318	45,641
Qualys, Inc.*	1,037	137,817
Rapid7, Inc.*	1,800	27,360
Rigetti Computing, Inc.*	8,805	195,031
Rimini Street, Inc.*	1,800	6,984
Telos Corp.*	1,400	7,140
Tenable Holdings, Inc.*	3,500	82,355
TTEC Holdings, Inc.*	607	2,185
Unisys Corp.*	2,324	6,414
V2X, Inc.*	600	32,730
Varonis Systems, Inc.*	3,139	102,959
Vuzix Corp.*	2,200	8,316
		1,550,472
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	800	13,640
Interparfums, Inc.	550	46,656
Olaplex Holdings, Inc.*	5,100	6,834
Prestige Consumer Healthcare, Inc.*	1,372	84,639
Solesence, Inc.*	700	1,117
The Beauty Health Co.*	2,900	4,031
The Honest Co., Inc.*	2,400	6,192
Waldencast PLC, Class A*	1,000	1,880
		164,989
Distribution & Wholesale — 0.7%
EVI Industries, Inc.	200	4,928
G-III Apparel Group Ltd.	1,108	32,088
Global Industrial Co.	462	13,499
Gold.com, Inc.	600	20,430
Hudson Technologies, Inc.*	900	6,165
OPENLANE, Inc.*	2,900	86,362
Resideo Technologies, Inc.*	3,482	122,288
Rush Enterprises, Inc., Class A	1,749	94,341
Rush Enterprises, Inc., Class B	225	12,658
ScanSource, Inc.*	581	22,694
ThredUp, Inc., Class A*	2,800	17,892
Titan Machinery, Inc.*	723	10,874
VSE Corp.	675	116,620
		560,839
Diversified Financial Services — 3.0%
Acadian Asset Management, Inc.	726	34,122
AlTi Global, Inc.*	900	4,176
	Number of Shares	Value†

Diversified Financial Services — (continued)
Artisan Partners Asset Management, Inc., Class A	1,800	$73,332
Atlanticus Holdings Corp.*	100	6,695
Bakkt Holdings, Inc.*	200	2,008
Better Home & Finance Holding Co.*	100	3,258
BGC Group, Inc., Class A	10,400	92,872
Bread Financial Holdings, Inc.	1,300	96,239
Brookfield Business Corp., Class A	500	17,940
Burford Capital Ltd.	5,500	49,060
Cohen & Steers, Inc.	817	51,291
Columbia Financial, Inc.*	800	12,432
Dave, Inc.*	255	56,459
Diamond Hill Investment Group, Inc.	80	13,560
Enact Holdings, Inc.	800	31,712
Encore Capital Group, Inc.*	597	32,447
Enova International, Inc.*	613	96,364
Federal Agricultural Mortgage Corp., Class C	235	41,259
Finance Of America Cos., Inc., Class A*	200	4,842
First Western Financial, Inc.*	300	8,043
Forge Global Holdings, Inc.*	286	12,744
GBank Financial Holdings, Inc.*	300	10,167
GCM Grosvenor, Inc., Class A	1,200	13,584
International Money Express, Inc.*	700	10,752
Jefferson Capital, Inc.	252	5,630
LendingClub Corp.*	3,160	59,850
LendingTree, Inc.*	277	14,706
loanDepot, Inc., Class A*	2,100	4,347
Marex Group PLC	1,500	57,540
Medallion Financial Corp.	400	4,116
Miami International Holdings, Inc.*	700	31,066
Moelis & Co., Class A	2,100	144,354
Navient Corp.	2,100	27,300
Nelnet, Inc., Class A	334	44,409
NerdWallet, Inc., Class A*	800	10,840
Onity Group, Inc.*	200	9,158
Oportun Financial Corp.*	1,100	5,819
OppFi, Inc.	700	7,322
Pagseguro Digital Ltd., Class A	4,900	47,236
Paysign, Inc.*	1,000	5,150
PennyMac Financial Services, Inc.	828	109,163
Perella Weinberg Partners	1,660	28,718
Piper Sandler Cos.	472	160,343
PJT Partners, Inc., Class A	668	111,690
PRA Group, Inc.*	1,248	22,077
Radian Group, Inc.	3,819	137,446
Regional Management Corp.	300	11,625
Resolute Holdings Management, Inc.*	70	14,450
Security National Financial Corp., Class A*	525	4,730
Siebert Financial Corp.*	600	2,106
Silvercrest Asset Management Group, Inc., Class A	300	4,557
StepStone Group, Inc., Class A	1,927	123,656
StoneX Group, Inc.*	1,370	130,328
SWK Holdings Corp.	100	1,720

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Upstart Holdings, Inc.*	2,400	$104,952
Victory Capital Holdings, Inc., Class A	1,200	75,708
Virtus Investment Partners, Inc.	161	26,267
Webull Corp.*	7,500	58,275
Westwood Holdings Group, Inc.	300	5,163
WisdomTree, Inc.	3,500	42,665
World Acceptance Corp.*	125	17,549
		2,447,389
Electric — 1.7%
Ameresco, Inc., Class A*	900	26,361
Avista Corp.	2,339	90,145
Black Hills Corp.	2,048	142,172
Genie Energy Ltd., Class B	700	9,646
Hawaiian Electric Industries, Inc.*	5,100	62,730
MGE Energy, Inc.	1,042	81,714
Northwestern Energy Group, Inc.	1,680	108,427
Oklo, Inc.*	3,021	216,787
Ormat Technologies, Inc.	1,700	187,799
Otter Tail Corp.	1,092	88,244
Portland General Electric Co.	3,156	151,456
TXNM Energy, Inc.	2,702	159,094
Unitil Corp.	463	22,428
		1,347,003
Electrical Components & Equipment — 0.9%
American Superconductor Corp.*	1,229	35,371
AZZ, Inc.	776	83,172
Belden, Inc.	1,055	122,960
Energizer Holdings, Inc.	1,900	37,791
EnerSys	1,023	150,125
Graham Corp.*	300	19,269
Insteel Industries, Inc.	591	18,717
nLight, Inc.*	1,200	45,012
Novanta, Inc.*	1,030	122,560
Powell Industries, Inc.	261	83,201
		718,178
Electronics — 2.7%
Advanced Energy Industries, Inc.	993	207,905
Allient, Inc.	400	21,500
Applied Optoelectronics, Inc.*	1,600	55,776
Atkore, Inc.	938	59,329
Atmus Filtration Technologies, Inc.	2,321	120,483
Badger Meter, Inc.	843	147,028
Bel Fuse, Inc., Class A	33	5,009
Bel Fuse, Inc., Class B	291	49,362
Benchmark Electronics, Inc.	1,053	45,026
CTS Corp.	863	36,997
Enovix Corp.*	4,635	33,882
ESCO Technologies, Inc.	732	143,026
Evolv Technologies Holdings, Inc.*	4,200	30,072
Itron, Inc.*	1,250	116,075
Kimball Electronics, Inc.*	733	20,392
Knowles Corp.*	2,352	50,403
Kopin Corp.*	4,900	11,466
KULR Technology Group, Inc.*	1,100	3,256
	Number of Shares	Value†

Electronics — (continued)
Mesa Laboratories, Inc.	86	$6,751
MicroVision, Inc.*	6,300	5,217
Mirion Technologies, Inc.*	6,439	150,801
M-Tron Industries, Inc.*	100	5,322
Napco Security Technologies, Inc.	1,000	41,700
Neonode, Inc.*	300	522
NVE Corp.	100	5,933
OSI Systems, Inc.*	445	113,502
Plexus Corp.*	762	112,014
Sanmina Corp.*	1,386	207,997
SKYX Platforms Corp.*	2,400	5,208
Standard BioTools, Inc.*	7,900	10,112
TTM Technologies, Inc.*	2,783	192,027
Turtle Beach Corp.*	500	7,015
Vicor Corp.*	622	68,171
Vishay Intertechnology, Inc.	3,400	49,266
		2,138,545
Energy-Alternate Sources — 1.0%
Array Technologies, Inc.*	4,300	39,646
ASP Isotopes, Inc.*	2,212	11,834
Eos Energy Enterprises, Inc.*	8,325	95,404
Fluence Energy, Inc.*	1,900	37,582
FutureFuel Corp.	800	2,552
Gevo, Inc.*	7,500	15,000
Green Plains, Inc.*	1,967	19,277
Montauk Renewables, Inc.*	2,100	3,507
Nextpower, Inc., Class A*	4,057	353,405
OPAL Fuels, Inc., Class A*	900	2,120
Plug Power, Inc.*	31,700	62,449
REX American Resources Corp.*	752	24,305
Shoals Technologies Group, Inc., Class A*	4,400	37,400
SunPower, Inc.*	2,300	3,611
Sunrun, Inc.*	5,900	108,560
T1 Energy, Inc.*	2,800	18,704
		835,356
Engineering & Construction — 2.5%
908 Devices, Inc.*	800	4,200
Arcosa, Inc.	1,300	138,216
Argan, Inc.	369	115,615
Bowman Consulting Group Ltd.*	400	13,208
Centuri Holdings, Inc.*	1,982	50,045
Concrete Pumping Holdings, Inc.	500	3,355
Construction Partners, Inc., Class A*	1,331	144,480
Dycom Industries, Inc.*	760	256,804
Energy Services of America Corp.	400	3,268
Exponent, Inc.	1,380	95,855
Fluor Corp.*	4,404	174,531
Frontdoor, Inc.*	2,000	115,380
Granite Construction, Inc.	1,209	139,458
Great Lakes Dredge & Dock Corp.*	1,951	25,597
IES Holdings, Inc.*	256	99,589
Latham Group, Inc.*	1,500	9,525
Limbach Holdings, Inc.*	300	23,355
Mistras Group, Inc.*	300	3,795

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
MYR Group, Inc.*	425	$92,862
Orion Group Holdings, Inc.*	1,100	10,934
Primoris Services Corp.	1,490	184,969
Southland Holdings, Inc.*	500	1,660
Sterling Infrastructure, Inc.*	811	248,353
TSS, Inc.*	600	4,242
Tutor Perini Corp.	1,197	80,223
		2,039,519
Entertainment — 1.0%
Accel Entertainment, Inc.*	1,600	18,256
AMC Entertainment Holdings, Inc., Class A*	13,300	20,748
Atlanta Braves Holdings, Inc., Class A*	200	8,498
Atlanta Braves Holdings, Inc., Class C*	1,300	51,285
Bally's Corp.*	300	4,956
Brightstar Lottery PLC	2,800	43,344
Cinemark Holdings, Inc.	2,900	67,396
Golden Entertainment, Inc.	600	16,314
IMAX Corp.*	1,300	48,048
Inspired Entertainment, Inc.*	700	6,552
Lionsgate Studios Corp.*	5,628	51,384
Madison Square Garden Entertainment Corp.*	1,137	61,273
Marriott Vacations Worldwide Corp.	707	40,787
Monarch Casino & Resort, Inc.	385	36,844
Pursuit Attractions and Hospitality, Inc.*	671	22,599
RCI Hospitality Holdings, Inc.	200	4,768
Red Rock Resorts, Inc., Class A	1,400	86,730
Rush Street Interactive, Inc.*	2,400	46,632
Six Flags Entertainment Corp.*	2,792	42,829
Starz Entertainment Corp.*	374	4,376
Super Group SGHC Ltd.	4,600	54,970
United Parks & Resorts, Inc.*	800	29,040
Webtoon Entertainment, Inc.*	600	7,818
		775,447
Environmental Control — 0.4%
Arq, Inc.*	1,000	3,270
Casella Waste Systems, Inc., Class A*	1,700	166,498
CECO Environmental Corp.*	800	47,880
Energy Recovery, Inc.*	1,400	18,886
Enviri Corp.*	2,000	35,840
Montrose Environmental Group, Inc.*	800	19,864
Perma-Fix Environmental Services, Inc.*	500	6,295
Pure Cycle Corp.*	400	4,396
PureCycle Technologies, Inc.*	3,700	31,783
		334,712
Food — 0.9%
B&G Foods, Inc.	2,272	9,770
Beyond Meat, Inc.*	10,600	8,692
Calavo Growers, Inc.	551	11,984
Cal-Maine Foods, Inc.	1,246	99,144
Grocery Outlet Holding Corp.*	2,656	26,826
HF Foods Group, Inc.*	1,300	2,795
	Number of Shares	Value†

Food — (continued)
Ingles Markets, Inc., Class A	404	$27,694
J & J Snack Foods Corp.	464	41,932
John B Sanfilippo & Son, Inc.	200	14,120
Lifeway Foods, Inc.*	200	4,846
Mama's Creations, Inc.*	900	12,141
Mission Produce, Inc.*	1,400	16,240
Nathan's Famous, Inc.	100	9,357
Natural Grocers by Vitamin Cottage, Inc.	300	7,515
Seneca Foods Corp., Class A*	111	12,280
SunOpta, Inc.*	2,700	10,260
The Chefs' Warehouse, Inc.*	1,050	65,446
The Hain Celestial Group, Inc.*	2,700	2,889
The Marzetti Company	571	93,884
The Simply Good Foods Co.*	2,700	54,216
Tootsie Roll Industries, Inc.	500	18,315
TreeHouse Foods, Inc.*	1,300	30,667
United Natural Foods, Inc.*	1,700	57,239
Utz Brands, Inc.	2,100	21,798
Village Super Market, Inc., Class A	268	9,486
Weis Markets, Inc.	366	23,457
		692,993
Forest Products & Paper — 0.1%
Magnera Corp.*	1,100	16,654
Sylvamo Corp.	1,000	48,150
		64,804
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	3,387	153,770
Chesapeake Utilities Corp.	674	84,088
New Jersey Resources Corp.	2,864	132,088
Northwest Natural Holding Co.	1,150	53,751
ONE Gas, Inc.	1,690	130,553
RGC Resources, Inc.	300	6,390
Southwest Gas Holdings, Inc.	1,775	142,035
Spire, Inc.	1,656	136,951
		839,626
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	800	32,672
Enerpac Tool Group Corp.	1,506	57,590
Franklin Electric Co., Inc.	1,070	102,217
Kennametal, Inc.	2,100	59,661
Luxfer Holdings PLC	600	8,118
		260,258
Healthcare Products — 3.7%
10X Genomics, Inc., Class A*	3,200	52,192
Accuray, Inc.*	3,500	2,886
Adaptive Biotechnologies Corp.*	4,200	68,208
Alphatec Holdings, Inc.*	3,200	67,328
AngioDynamics, Inc.*	1,158	14,869
Anteris Technologies Global Corp.*	800	3,992
Artivion, Inc.*	1,099	50,125
AtriCure, Inc.*	1,400	55,384
Avanos Medical, Inc.*	1,100	12,353
Avita Medical, Inc.*	900	3,105

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Axogen, Inc.*	1,200	$39,276
Azenta, Inc.*	1,200	39,912
Beta Bionics, Inc.*	1,100	33,517
BioLife Solutions, Inc.*	1,100	26,598
Bioventus, Inc., Class A*	900	6,696
Butterfly Network, Inc.*	6,100	23,180
CareDx, Inc.*	1,500	28,260
Castle Biosciences, Inc.*	700	27,230
Ceribell, Inc.*	800	17,544
Cerus Corp.*	6,200	12,772
ClearPoint Neuro, Inc.*	800	10,944
CONMED Corp.	861	34,957
CVRx, Inc.*	400	2,840
Delcath Systems, Inc.*	1,000	10,100
Electromed, Inc.*	200	5,824
Embecta Corp.	1,800	21,384
Enovis Corp.*	1,700	45,288
Glaukos Corp.*	1,515	171,059
GRAIL, Inc.*	900	77,031
Guardant Health, Inc.*	3,300	337,062
Haemonetics Corp.*	1,342	107,561
ICU Medical, Inc.*	700	99,869
Inogen, Inc.*	900	6,048
Integer Holdings Corp.*	937	73,489
Integra LifeSciences Holdings Corp.*	2,100	26,082
iRadimed Corp.	200	19,456
iRhythm Technologies, Inc.*	927	164,487
Kestra Medical Technologies Ltd.*	400	10,608
KORU Medical Systems, Inc.*	1,500	8,715
Lantheus Holdings, Inc.*	1,832	121,920
LeMaitre Vascular, Inc.	600	48,660
LENSAR, Inc.*	300	3,489
LivaNova PLC*	1,500	92,295
Lucid Diagnostics, Inc.*	2,700	2,943
MaxCyte, Inc.*	3,100	4,805
Merit Medical Systems, Inc.*	1,575	138,820
MiMedx Group, Inc.*	3,700	25,049
Myomo, Inc.*	1,300	1,183
Neogen Corp.*	6,338	44,303
NeuroPace, Inc.*	400	6,176
Novocure Ltd.*	2,700	34,911
OmniAb, Inc.*	2,479	4,586
Omnicell, Inc.*	1,300	58,890
OraSure Technologies, Inc.*	2,201	5,326
Orthofix Medical, Inc.*	987	14,963
OrthoPediatrics Corp.*	500	8,880
Outset Medical, Inc.*	600	2,226
Pacific Biosciences of California, Inc.*	8,100	15,147
PROCEPT BioRobotics Corp.*	1,500	47,190
Pulmonx Corp.*	1,300	2,873
Pulse Biosciences, Inc.*	514	7,057
Quanterix Corp.*	1,200	7,632
Quantum-Si, Inc.*	3,000	3,300
QuidelOrtho Corp.*	1,900	54,264
RxSight, Inc.*	1,100	11,462
Sanara Medtech, Inc.*	100	2,335
	Number of Shares	Value†

Healthcare Products — (continued)
SANUWAVE Health, Inc.*	200	$5,968
Semler Scientific, Inc.*	300	4,587
SI-BONE, Inc.*	1,100	21,692
STAAR Surgical Co.*	1,417	32,719
Stereotaxis, Inc.*	2,300	5,290
Tactile Systems Technology, Inc.*	500	14,500
Tandem Diabetes Care, Inc.*	1,900	41,762
TransMedics Group, Inc.*	931	113,256
Treace Medical Concepts, Inc.*	1,600	3,920
Twist Bioscience Corp.*	1,588	50,371
UFP Technologies, Inc.*	198	43,962
Utah Medical Products, Inc.	100	5,596
Varex Imaging Corp.*	1,300	15,145
		2,947,684
Healthcare Services — 2.4%
Addus HomeCare Corp.*	500	53,695
agilon health, Inc.*	9,300	6,405
Ardent Health, Inc.*	800	7,064
Astrana Health, Inc.*	1,200	29,772
Aveanna Healthcare Holdings, Inc.*	1,400	11,438
BrightSpring Health Services, Inc.*	3,006	112,575
Brookdale Senior Living, Inc.*	6,400	69,056
Clover Health Investments Corp.*	11,500	27,025
Community Health Systems, Inc.*	4,100	12,792
Concentra Group Holdings Parent, Inc.	3,343	65,790
CorVel Corp.*	837	56,640
DocGo, Inc.*	3,700	3,248
Enhabit, Inc.*	1,200	11,064
Fortrea Holdings, Inc.*	2,500	43,125
Fulgent Genetics, Inc.*	500	13,135
GeneDx Holdings Corp.*	529	68,802
Ginkgo Bioworks Holdings, Inc.*	1,200	9,972
HealthEquity, Inc.*	2,400	219,864
Innovage Holding Corp.*	700	3,633
LifeStance Health Group, Inc.*	4,100	28,864
Nano-X Imaging Ltd.*	1,700	4,760
National HealthCare Corp.	376	51,546
Neuronetics, Inc.*	1,300	1,794
OPKO Health, Inc.*	10,717	13,503
Option Care Health, Inc.*	4,402	140,248
Oscar Health, Inc., Class A*	5,436	78,115
PACS Group, Inc.*	1,300	49,907
Pediatrix Medical Group, Inc.*	2,400	51,336
Personalis, Inc.*	1,600	12,736
Privia Health Group, Inc.*	3,200	75,872
RadNet, Inc.*	1,900	135,565
Select Medical Holdings Corp.	3,200	47,520
Sonida Senior Living, Inc.*	100	3,261
Strata Critical Medical, Inc.*	1,800	8,658
Surgery Partners, Inc.*	2,300	35,535
Teladoc Health, Inc.*	5,200	36,400
The Ensign Group, Inc.	1,599	278,546
The Joint Corp.*	200	1,744
The Oncology Institute, Inc.*	2,100	7,476
The Pennant Group, Inc.*	1,040	29,276
U.S. Physical Therapy, Inc.	362	28,268

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Viemed Healthcare, Inc.*	1,300	$9,659
		1,955,684
Home Builders — 1.6%
Beazer Homes USA, Inc.*	624	12,649
Cavco Industries, Inc.*	222	131,144
Century Communities, Inc.	700	41,545
Champion Homes, Inc.*	1,600	135,200
Dream Finders Homes, Inc., Class A*	900	15,390
Forestar Group, Inc.*	560	13,793
Green Brick Partners, Inc.*	900	56,394
Hovnanian Enterprises, Inc., Class A*	146	14,241
Installed Building Products, Inc.	630	163,416
KB Home	1,715	96,743
LCI Industries	691	83,846
LGI Homes, Inc.*	566	24,315
M/I Homes, Inc.*	736	94,171
Meritage Homes Corp.	1,919	126,270
Taylor Morrison Home Corp.*	2,680	157,772
Tri Pointe Homes, Inc.*	2,300	72,381
Winnebago Industries, Inc.	822	33,307
		1,272,577
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.*	1,200	24,420
Arhaus, Inc.*	1,400	15,694
Daktronics, Inc.*	1,054	20,838
Ethan Allen Interiors, Inc.	428	9,775
Flexsteel Industries, Inc.	100	3,949
Hamilton Beach Brands Holding Co., Class A	300	4,935
Leggett & Platt, Inc.	3,600	39,600
MillerKnoll, Inc.	1,928	35,244
Sleep Number Corp.*	772	6,531
Sonos, Inc.*	3,400	59,704
The Lovesac Co.*	400	5,900
Traeger, Inc.*	700	756
Xperi, Inc.*	1,501	8,796
		236,142
Household Products & Wares — 0.2%
ACCO Brands Corp.	2,893	10,791
Acme United Corp.	100	4,031
Helen of Troy Ltd.*	666	14,152
Quanex Building Products Corp.	1,325	20,378
Spectrum Brands Holdings, Inc.	557	32,908
WD-40 Co.	390	76,791
		159,051
Housewares — 0.1%
Central Garden & Pet Co.*	300	9,645
Central Garden & Pet Co., Class A*	1,358	39,640
		49,285
Insurance — 2.4%
Abacus Global Management, Inc.	1,283	10,970
American Coastal Insurance Corp.	700	8,841
	Number of Shares	Value†

Insurance — (continued)
American Integrity Insurance Group, Inc.*	197	$4,103
AMERISAFE, Inc.	508	19,512
Aspen Insurance Holdings Ltd., Class A*	398	14,766
Ategrity Specialty Holdings LLC*	94	1,975
Baldwin Insurance Group, Inc.*	2,000	48,060
Bowhead Specialty Holdings, Inc.*	500	14,270
Citizens, Inc.*	1,600	7,728
CNO Financial Group, Inc.	2,597	110,295
Crawford & Co., Class A	300	3,375
Donegal Group, Inc., Class A	383	7,652
eHealth, Inc.*	1,000	4,600
Employers Holdings, Inc.	682	29,442
Essent Group Ltd.	2,573	167,271
F&G Annuities & Life, Inc.	1,000	30,850
Fidelis Insurance Holdings Ltd.	1,500	29,355
Genworth Financial, Inc.*	11,100	100,233
GoHealth, Inc., Class A*	200	430
Goosehead Insurance, Inc., Class A	700	51,555
Greenlight Capital Re Ltd., Class A*	728	10,614
Hamilton Insurance Group Ltd., Class B*	1,300	36,270
HCI Group, Inc.	280	53,673
Heritage Insurance Holdings, Inc.*	500	14,630
Hippo Holdings, Inc.*	532	16,003
Horace Mann Educators Corp.	1,180	54,492
Investors Title Co.	39	9,736
Jackson Financial, Inc., Class A	1,900	202,635
James River Group Holdings, Inc.	1,300	8,268
Kingstone Cos., Inc.	400	6,732
Kingsway Financial Services, Inc.*	500	6,725
Lemonade, Inc.*	1,600	113,888
MBIA, Inc.*	1,200	8,592
Mercury General Corp.	700	65,842
NMI Holdings, Inc.*	2,200	89,738
Octave Specialty Group, Inc.*	1,100	8,558
Palomar Holdings, Inc.*	700	94,332
ProAssurance Corp.*	1,500	36,240
Root, Inc., Class A*	262	18,924
Safety Insurance Group, Inc.	382	29,762
Selective Insurance Group, Inc.	1,627	136,131
Selectquote, Inc.*	4,300	6,063
SiriusPoint Ltd.*	2,883	63,109
Skyward Specialty Insurance Group, Inc.*	1,000	51,110
Slide Insurance Holdings, Inc.*	727	14,162
Stewart Information Services Corp.	808	56,770
Tiptree, Inc.	700	12,789
Trupanion, Inc.*	1,029	38,454
United Fire Group, Inc.	580	21,083
Universal Insurance Holdings, Inc.	651	22,004
		1,972,612
Internet — 1.5%
1-800-Flowers.com, Inc., Class A*	937	3,682
Angi, Inc.*	1,300	16,809
AudioEye, Inc.*	300	2,997

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Backblaze, Inc., Class A*	1,500	$6,990
BARK, Inc.*	3,200	1,928
Bed Bath & Beyond, Inc.*	1,500	8,190
Bumble, Inc., Class A*	2,000	7,140
Cargurus, Inc.*	2,300	88,205
Cars.com, Inc.*	1,400	17,080
Cogent Communications Holdings, Inc.	1,319	28,438
Crexendo, Inc.*	600	3,882
Entravision Communications Corp., Class A	2,500	7,325
ePlus, Inc.	756	66,301
Eventbrite, Inc., Class A*	2,000	8,900
EverQuote, Inc., Class A*	700	18,900
Figs, Inc., Class A*	2,400	27,264
fuboTV, Inc., Class A*	9,500	23,940
Gaia, Inc.*	700	2,541
Gambling.com Group Ltd.*	300	1,638
Getty Images Holdings, Inc.*	3,600	4,824
Grindr, Inc.*	1,000	13,540
Groupon, Inc.*	700	12,327
HealthStream, Inc.	700	16,149
Hims & Hers Health, Inc.*	5,700	185,079
Lands' End, Inc.*	300	4,356
LifeMD, Inc.*	1,000	3,410
Liquidity Services, Inc.*	635	19,247
Magnite, Inc.*	3,906	63,394
MediaAlpha, Inc., Class A*	847	10,969
Nerdy, Inc.*	1,800	1,872
Newsmax, Inc.*	1,300	10,049
Nextdoor Holdings, Inc.*	5,400	11,340
Open Lending Corp.*	3,100	4,805
OptimizeRx Corp.*	400	4,904
Q2 Holdings, Inc.*	1,700	122,672
QuinStreet, Inc.*	1,715	24,645
Revolve Group, Inc.*	1,200	36,228
Rumble, Inc.*	2,950	18,644
Serve Robotics, Inc.*	1,500	15,570
Shutterstock, Inc.	600	11,460
Sprinklr, Inc., Class A*	3,100	24,118
Stitch Fix, Inc., Class A*	2,600	13,650
The Arena Group Holdings, Inc.*	500	2,000
The RealReal, Inc.*	2,600	41,028
Travelzoo*	200	1,424
TripAdvisor, Inc.*	3,300	48,048
TrueCar, Inc.*	2,300	5,198
Tucows, Inc., Class A*	200	4,484
Upwork, Inc.*	3,400	67,388
Vivid Seats, Inc., Class A*	120	865
Yelp, Inc.*	1,600	48,624
Ziff Davis, Inc.*	1,190	41,828
ZipRecruiter, Inc., Class A*	2,300	8,970
		1,245,259
Investment Companies — 1.2%
Bit Digital, Inc.*	8,330	15,744
Bitdeer Technologies Group, Class A*	2,500	28,025
Cannae Holdings, Inc.	1,200	18,876
	Number of Shares	Value†

Investment Companies — (continued)
Cipher Mining, Inc.*	9,000	$132,840
Cleanspark, Inc.*	7,800	78,936
Compass Diversified Holdings	2,100	10,080
Core Scientific, Inc.*	8,000	116,480
FTAI Infrastructure, Inc.	2,700	12,447
HA Sustainable Infrastructure Capital, Inc.	3,400	106,862
Hut 8 Corp.*	2,700	124,038
MARA Holdings, Inc.*	10,520	94,470
Riot Platforms, Inc.*	9,876	125,129
Terawulf, Inc.*	7,946	91,299
		955,226
Iron & Steel — 0.3%
Commercial Metals Co.	3,086	213,613
Friedman Industries, Inc.	200	4,098
		217,711
Leisure Time — 0.8%
Acushnet Holdings Corp.	800	63,856
American Outdoor Brands, Inc.*	400	3,092
Clarus Corp.	902	3,022
Escalade, Inc.	400	5,396
Global Business Travel Group I*	3,000	22,950
Johnson Outdoors, Inc., Class A	168	7,131
Life Time Group Holdings, Inc.*	3,928	104,406
Lindblad Expeditions Holdings, Inc.*	1,100	15,862
Livewire Group, Inc.*	500	2,210
Malibu Boats, Inc., Class A*	600	16,926
Marine Products Corp.	188	1,647
MasterCraft Boat Holdings, Inc.*	500	9,455
OneSpaWorld Holdings Ltd.	2,800	58,072
Patrick Industries, Inc.	912	98,888
Peloton Interactive, Inc., Class A*	10,600	65,296
Polaris, Inc.	1,500	94,875
Sabre Corp.*	9,400	12,784
Topgolf Callaway Brands Corp.*	3,646	42,549
Xponential Fitness, Inc., Class A*	800	6,584
		635,001
Lodging — 0.1%
Hilton Grand Vacations, Inc.*	1,717	76,836
The Marcus Corp.	733	11,369
		88,205
Machinery — Construction & Mining — 0.9%
Astec Industries, Inc.	698	30,237
Bloom Energy Corp., Class A*	6,000	521,340
Hyster-Yale, Inc.	344	10,220
Lightbridge Corp.*	600	7,584
NANO Nuclear Energy, Inc.*	918	22,041
Net Power, Inc.*	800	1,824
NuScale Power Corp.*	3,599	50,998
Terex Corp.	1,800	96,084
The Manitowoc Co., Inc.*	1,025	12,290
		752,618

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — 1.8%
Aebi Schmidt Holding AG	936	$11,840
Alamo Group, Inc.	288	48,347
Albany International Corp., Class A	832	42,182
Cactus, Inc., Class A	1,900	86,792
Chart Industries, Inc.*	1,288	265,624
Columbus McKinnon Corp.	885	15,266
CSW Industrials, Inc.	434	127,392
DXP Enterprises, Inc.*	392	43,038
Eastman Kodak Co.*	1,600	13,536
Gencor Industries, Inc.*	400	5,184
Ichor Holdings Ltd.*	900	16,587
Kadant, Inc.	317	90,351
Lindsay Corp.	287	33,829
Mueller Water Products, Inc., Class A	4,392	104,618
Palladyne AI Corp.*	900	3,834
Power Solutions International, Inc.*	200	11,428
Pro-Dex, Inc.*	100	3,848
Richtech Robotics, Inc., Class B*	4,241	13,699
Tennant Co.	536	39,503
The Gorman-Rupp Co.	551	26,310
Thermon Group Holdings, Inc.*	900	33,444
Watts Water Technologies, Inc., Class A	751	207,291
Zurn Elkay Water Solutions Corp.	4,200	195,258
		1,439,201
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	9,520
Cable One, Inc.	125	14,106
CuriosityStream, Inc.	1,100	4,180
Gray Media, Inc.	2,300	11,132
iHeartMedia, Inc., Class A*	2,900	12,064
Liberty Latin America Ltd., Class A*	700	5,173
Liberty Latin America Ltd., Class C*	3,552	26,498
Optimum Communications, Inc., Class A*	8,200	13,530
Scholastic Corp.	556	16,474
Sinclair, Inc.	1,000	15,300
Sphere Entertainment Co.*	737	70,074
TEGNA, Inc.	4,500	87,345
The E.W. Scripps Co., Class A*	2,229	8,894
Thryv Holdings, Inc.*	1,000	6,050
USA TODAY Co., Inc.*	4,253	21,903
		322,243
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.*	60	971
Helios Technologies, Inc.	959	51,297
Hillman Solutions Corp.*	5,700	49,362
Janus International Group, Inc.*	3,790	24,787
L.B. Foster Co., Class A*	300	8,085
Mayville Engineering Co., Inc.*	400	7,488
Metallus, Inc.*	1,100	18,876
Olympic Steel, Inc.	331	14,162
Omega Flex, Inc.	124	3,650
Park-Ohio Holdings Corp.	300	6,282
Proto Labs, Inc.*	699	35,362
Ryerson Holding Corp.	700	17,612
	Number of Shares	Value†

Metal Fabricate/Hardware — (continued)
Standex International Corp.	321	$69,747
The Eastern Co.	200	3,938
Tredegar Corp.*	761	5,464
Worthington Enterprises, Inc.	884	45,588
Worthington Steel, Inc.	984	34,066
Xometry, Inc., Class A*	1,200	71,364
		468,101
Mining — 2.1%
American Battery Technology Co.*	3,000	10,020
Caledonia Mining Corp. PLC	400	10,468
Centrus Energy Corp., Class A*	447	108,514
Century Aluminum Co.*	1,454	56,968
Coeur Mining, Inc.*	17,928	319,656
Compass Minerals International, Inc.*	1,000	19,640
Constellium S.E.*	4,000	75,400
Contango ORE, Inc.*	200	5,282
Critical Metals Corp.*	619	4,296
Dakota Gold Corp.*	1,700	9,656
Encore Energy Corp.*	5,300	13,144
Energy Fuels, Inc.*	6,000	87,240
Ferroglobe PLC	3,800	17,632
Hecla Mining Co.	17,591	337,571
Idaho Strategic Resources, Inc.*	400	16,120
Ivanhoe Electric, Inc.*	2,900	46,342
Kaiser Aluminum Corp.	382	43,876
Lifezone Metals Ltd.*	500	2,135
NioCorp Developments Ltd.*	1,800	9,540
Novagold Resources, Inc.*	8,649	80,609
Perpetua Resources Corp.*	2,200	53,262
SSR Mining, Inc.*	5,800	127,136
U.S. Antimony Corp.*	2,500	12,550
United States Lime & Minerals, Inc.	325	38,915
Uranium Energy Corp.*	13,200	154,176
US Gold Corp.*	400	7,764
USA Rare Earth, Inc.*	2,400	28,560
Vox Royalty Corp.	1,400	6,636
		1,703,108
Miscellaneous Manufacturing — 1.7%
Avient Corp.	2,655	82,942
Byrna Technologies, Inc.*	500	8,395
Core Molding Technologies, Inc.*	300	6,015
Enpro, Inc.	598	128,050
Fabrinet*	997	453,914
Federal Signal Corp.	1,609	174,721
Hillenbrand, Inc.	1,944	61,664
JBT Marel Corp.	1,441	217,116
LSB Industries, Inc.*	1,500	12,750
Materion Corp.	584	72,603
Myers Industries, Inc.	925	17,316
NL Industries, Inc.	90	492
Outdoor Holding Co.*	3,600	6,156
Park Aerospace Corp.	533	11,374
Sight Sciences, Inc.*	900	7,137
Smith & Wesson Brands, Inc.	1,079	10,650
Sturm Ruger & Co., Inc.	419	13,680

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Trinity Industries, Inc.	2,200	$58,168
		1,343,143
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	810	36,126
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	3,800	9,006
Office Furnishings — 0.2%
CompX International, Inc.	100	2,327
HNI Corp.	1,724	72,485
Interface, Inc.	1,595	44,532
Virco Mfg. Corp.	400	2,556
		121,900
Oil & Gas — 2.1%
BKV Corp.*	500	13,575
Borr Drilling Ltd.	6,100	24,583
California Resources Corp.	2,079	92,952
CNX Resources Corp.*	3,531	129,835
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,200	50,996
Crescent Energy Co., Class A	6,822	57,237
CVR Energy, Inc.*	900	22,896
Delek US Holdings, Inc.	1,683	49,918
Diversified Energy Co.	1,700	24,616
Empire Petroleum Corp.*	200	608
Epsilon Energy Ltd.	700	3,248
Evolution Petroleum Corp.	1,200	4,248
Granite Ridge Resources, Inc.	1,900	8,930
Gulfport Energy Corp.*	450	93,595
Helmerich & Payne, Inc.	2,725	78,153
HighPeak Energy, Inc.	500	2,370
Infinity Natural Resources, Inc., Class A*	300	4,419
Kolibri Global Energy, Inc.*	1,200	4,716
Kosmos Energy Ltd.*	14,200	12,885
Magnolia Oil & Gas Corp., Class A	5,007	109,603
Murphy Oil Corp.	3,800	118,750
Nabors Industries Ltd.*	427	23,186
NextNRG, Inc.*	800	1,160
Noble Corp. PLC	3,487	98,473
Northern Oil & Gas, Inc.	2,700	57,969
Par Pacific Holdings, Inc.*	1,418	49,828
Patterson-UTI Energy, Inc.	9,281	56,707
PBF Energy, Inc., Class A	2,367	64,193
Prairie Operating Co.*	900	1,521
Riley Exploration Permian, Inc.	400	10,560
Sable Offshore Corp.*	2,100	18,942
SandRidge Energy, Inc.	1,000	14,430
Seadrill Ltd.*	1,768	61,173
SM Energy Co.	3,200	59,840
Talos Energy, Inc.*	3,300	36,366
Transocean Ltd.*	24,300	100,359
VAALCO Energy, Inc.	3,600	13,104
Valaris Ltd.*	1,800	90,720
	Number of Shares	Value†

Oil & Gas — (continued)
Vitesse Energy, Inc.	800	$15,408
W&T Offshore, Inc.	3,543	5,775
		1,687,847
Oil & Gas Services — 1.1%
Archrock, Inc.	4,600	119,692
Atlas Energy Solutions, Inc.	2,100	19,782
Bristow Group, Inc.*	766	28,051
Core Laboratories, Inc.	1,200	19,236
DMC Global, Inc.*	600	4,014
DNOW, Inc.*	5,377	71,245
Expro Group Holdings N.V.*	2,716	36,259
Flotek Industries, Inc.*	500	8,615
Flowco Holdings, Inc., Class A	600	11,244
Forum Energy Technologies, Inc.*	300	11,085
Helix Energy Solutions Group, Inc.*	4,101	25,713
Innovex International, Inc.*	900	19,683
Kodiak Gas Services, Inc.	2,245	83,963
Liberty Energy, Inc.	4,500	83,070
Mammoth Energy Services, Inc.*	1,000	1,850
Matrix Service Co.*	600	7,020
National Energy Services Reunited Corp.*	1,600	25,056
Natural Gas Services Group, Inc.	297	9,994
Oceaneering International, Inc.*	2,700	64,881
Oil States International, Inc.*	2,000	13,540
ProFrac Holding Corp., Class A*	900	3,501
ProPetro Holding Corp.*	2,000	19,020
Ranger Energy Services, Inc., Class A	600	8,388
RPC, Inc.	2,800	15,232
SEACOR Marine Holdings, Inc.*	900	5,418
Select Water Solutions, Inc.	2,500	26,300
Solaris Energy Infrastructure, Inc.	1,200	55,164
TETRA Technologies, Inc.*	3,200	29,984
Tidewater, Inc.*	1,315	66,421
		893,421
Packaging and Containers — 0.2%
Ardagh Metal Packaging S.A.	4,100	16,810
Clearwater Paper Corp.*	478	8,317
Greif, Inc., Class A	738	49,963
Greif, Inc., Class B	100	7,469
Karat Packaging, Inc.	200	4,514
O-I Glass, Inc.*	4,500	66,420
Ranpak Holdings Corp.*	1,200	6,492
TriMas Corp.	895	31,728
		191,713
Pharmaceuticals — 3.0%
Aclaris Therapeutics, Inc.*	3,200	9,632
Actuate Therapeutics, Inc.*	300	1,836
AdaptHealth Corp.*	2,900	28,884
Agios Pharmaceuticals, Inc.*	1,600	43,552
Akebia Therapeutics, Inc.*	7,700	12,397
Alector, Inc.*	1,400	2,184
Alimera Sciences, Inc.*	900	36
Alkermes PLC*	4,600	128,708

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Amneal Pharmaceuticals, Inc.*	4,337	$54,646
Amphastar Pharmaceuticals, Inc.*	1,000	26,780
Amylyx Pharmaceuticals, Inc.*	1,900	22,952
Anika Therapeutics, Inc.*	400	3,844
Aquestive Therapeutics, Inc.*	2,800	18,088
Arvinas, Inc.*	2,000	23,720
aTyr Pharma, Inc.*	2,800	2,193
Avadel Pharmaceuticals PLC*	2,500	53,875
Biote Corp., Class A*	600	1,560
Candel Therapeutics, Inc.*	800	4,520
Catalyst Pharmaceuticals, Inc.*	3,300	77,022
Cidara Therapeutics, Inc.*	500	110,445
Coherus Oncology, Inc.*	2,700	3,834
Collegium Pharmaceutical, Inc.*	900	41,670
CorMedix, Inc.*	1,700	19,771
Corvus Pharmaceuticals, Inc.*	1,700	13,090
Enanta Pharmaceuticals, Inc.*	700	11,039
Enliven Therapeutics, Inc.*	1,000	15,400
Eton Pharmaceuticals, Inc.*	800	13,528
Fennec Pharmaceuticals, Inc.*	700	5,390
FitLife Brands, Inc.*	200	3,254
Foghorn Therapeutics, Inc.*	800	4,320
Fulcrum Therapeutics, Inc.*	1,400	15,834
Guardian Pharmacy Services, Inc., Class A*	615	18,505
Gyre Therapeutics, Inc.*	500	3,530
Harmony Biosciences Holdings, Inc.*	1,300	48,646
Harrow, Inc.*	900	44,100
Herbalife Ltd.*	2,800	36,092
Heron Therapeutics, Inc.*	3,800	4,940
Indivior PLC*	3,400	121,992
Inhibikase Therapeutics, Inc.*	2,300	4,715
Ironwood Pharmaceuticals, Inc.*	4,361	14,696
Journey Medical Corp.*	500	3,855
KalVista Pharmaceuticals, Inc.*	900	14,535
Lifevantage Corp.	400	2,464
Madrigal Pharmaceuticals, Inc.*	529	308,058
MannKind Corp.*	8,401	47,634
MediWound Ltd.*	200	3,692
Mirum Pharmaceuticals, Inc.*	1,131	89,338
Nature's Sunshine Products, Inc.*	500	10,790
Neurogene, Inc.*	300	6,180
Nuvectis Pharma, Inc.*	500	3,775
Ocular Therapeutix, Inc.*	5,000	60,700
ORIC Pharmaceuticals, Inc.*	1,500	12,270
Owens & Minor, Inc.*	2,276	6,373
Pacira BioSciences, Inc.*	1,300	33,644
Phibro Animal Health Corp., Class A	600	22,416
Protagonist Therapeutics, Inc.*	1,600	139,744
Rhythm Pharmaceuticals, Inc.*	1,480	158,419
SELLAS Life Sciences Group, Inc.*	3,300	12,441
SIGA Technologies, Inc.	1,100	6,721
Spyre Therapeutics, Inc.*	1,900	62,244
Supernus Pharmaceuticals, Inc.*	1,500	74,550
Tonix Pharmaceuticals Holding Corp.*	200	3,124
Trevi Therapeutics, Inc.*	2,375	29,735
	Number of Shares	Value†

Pharmaceuticals — (continued)
TuHURA Biosciences, Inc.*	1,100	$832
USANA Health Sciences, Inc.*	348	6,831
Vanda Pharmaceuticals, Inc.*	1,941	17,120
Vaxcyte, Inc.*	3,207	147,971
Voyager Therapeutics, Inc.*	1,200	4,716
Xeris Biopharma Holdings, Inc.*	4,300	33,755
		2,395,147
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	700	19,635
Golar LNG Ltd.	2,800	104,188
Kinetik Holdings, Inc.	1,300	46,865
New Fortress Energy, Inc.*	5,400	6,156
NextDecade Corp.*	4,100	21,607
Summit Midstream Corp.*	300	8,004
		206,455
Private Equity — 0.0%
P10, Inc., Class A	1,300	12,753
Patria Investments Ltd., Class A	1,600	25,424
		38,177
Real Estate — 0.8%
Anywhere Real Estate, Inc.*	2,800	39,648
Compass, Inc., Class A*	13,300	140,581
Cushman & Wakefield Ltd.*	6,300	101,997
Douglas Elliman, Inc.*	2,500	5,925
eXp World Holdings, Inc.	2,400	21,720
Kennedy-Wilson Holdings, Inc.	3,581	34,628
Legacy Housing Corp.*	300	5,856
Marcus & Millichap, Inc.	600	16,374
Maui Land & Pineapple Co., Inc.*	300	5,082
McGrath RentCorp	694	72,821
Mobile Infrastructure Corp.*	600	1,530
Newmark Group, Inc., Class A	4,025	69,794
RE/MAX Holdings, Inc., Class A*	600	4,554
Seaport Entertainment Group, Inc.*	300	5,931
Sky Harbour Group Corp.*	500	4,485
Stratus Properties, Inc.*	200	4,836
The Real Brokerage, Inc.*	3,400	12,410
The RMR Group, Inc., Class A	67	998
The St. Joe Co.	1,100	65,307
Transcontinental Realty Investors, Inc.*	100	5,862
		620,339
Retail — 3.2%
Abercrombie & Fitch Co., Class A*	1,288	162,121
Academy Sports & Outdoors, Inc.	1,801	89,978
Advance Auto Parts, Inc.	1,700	66,810
American Eagle Outfitters, Inc.	4,500	118,665
America's Car-Mart, Inc.*	190	4,799
Arko Corp.	2,400	10,896
Asbury Automotive Group, Inc.*	572	133,007
Barnes & Noble Education, Inc.*	500	4,595
Bassett Furniture Industries, Inc.	300	5,028
Biglari Holdings, Inc., Class B*	10	3,324
BJ's Restaurants, Inc.*	620	24,428
Black Rock Coffee Bar, Inc., Class A*	500	11,125

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Bloomin' Brands, Inc.	2,400	$14,808
BlueLinx Holdings, Inc.*	251	15,419
Boot Barn Holdings, Inc.*	874	154,235
Brinker International, Inc.*	1,258	180,548
Build-A-Bear Workshop, Inc.	400	24,508
Caleres, Inc.	1,054	12,827
Camping World Holdings, Inc., Class A	1,700	16,541
Citi Trends, Inc.*	100	4,156
Clean Energy Fuels Corp.*	4,400	9,240
Cracker Barrel Old Country Store, Inc.	634	16,104
Dave & Buster's Entertainment, Inc.*	900	14,589
Denny's Corp.*	1,452	9,032
Designer Brands, Inc., Class A	700	5,201
Dine Brands Global, Inc.	471	15,138
El Pollo Loco Holdings, Inc.*	600	6,276
Envela Corp.*	300	4,014
EVgo, Inc.*	3,291	9,577
First Watch Restaurant Group, Inc.*	1,203	18,141
FirstCash Holdings, Inc.	1,130	180,099
Genesco, Inc.*	295	7,307
Group 1 Automotive, Inc.	327	128,609
Haverty Furniture Cos., Inc.	450	10,512
J Jill, Inc.	200	2,744
Jack in the Box, Inc.	614	11,635
Kohl's Corp.	3,100	63,271
Krispy Kreme, Inc.	1,900	7,638
Kura Sushi USA, Inc., Class A*	200	10,466
La-Z-Boy, Inc.	1,162	43,308
MarineMax, Inc.*	500	12,115
Movado Group, Inc.	460	9,485
National Vision Holdings, Inc.*	2,085	53,835
Nu Skin Enterprises, Inc., Class A	1,300	12,506
OneWater Marine, Inc., Class A*	400	4,328
Papa John's International, Inc.	910	35,026
PC Connection, Inc.	265	15,306
Petco Health & Wellness Co., Inc.*	1,800	5,058
Portillo's, Inc., Class A*	1,500	6,810
PriceSmart, Inc.	731	89,672
Sally Beauty Holdings, Inc.*	2,900	41,354
Savers Value Village, Inc.*	800	7,472
Shake Shack, Inc., Class A*	1,100	89,287
Shoe Carnival, Inc.	516	8,710
Signet Jewelers Ltd.	1,114	92,328
Sonic Automotive, Inc., Class A	434	26,847
Sweetgreen, Inc., Class A*	3,100	20,956
The Buckle, Inc.	849	45,354
The Cheesecake Factory, Inc.	1,264	63,807
Urban Outfitters, Inc.*	1,700	127,942
Victoria's Secret & Co.*	1,900	102,923
Warby Parker, Inc., Class A*	2,800	61,012
Winmark Corp.	91	36,850
Zumiez, Inc.*	403	10,498
		2,610,200
Savings & Loans — 0.9%
Axos Financial, Inc.*	1,544	133,031
Banc of California, Inc.	3,684	71,064
	Number of Shares	Value†

Savings & Loans — (continued)
BankFinancial Corp.	400	$4,800
Beacon Financial Corp.	2,270	59,860
BV Financial, Inc.*	300	5,442
Capitol Federal Financial, Inc.	3,700	25,197
CF Bankshares, Inc.	100	2,495
Citizens Community Bancorp, Inc.	300	5,346
Eagle Bancorp Montana, Inc.	300	5,970
Finward Bancorp	100	3,519
First Capital, Inc.	100	5,920
First Savings Financial Group, Inc.	200	6,372
Flushing Financial Corp.	838	12,712
FS Bancorp, Inc.	200	8,234
Greene County Bancorp, Inc.	200	4,446
Home Bancorp, Inc.	200	11,560
HomeTrust Bancshares, Inc.	500	21,470
Northfield Bancorp, Inc.	1,093	12,493
Northwest Bancshares, Inc.	4,132	49,584
OceanFirst Financial Corp.	1,560	28,002
Provident Financial Services, Inc.	3,730	73,668
Riverview Bancorp, Inc.	700	3,514
Southern Missouri Bancorp, Inc.	300	17,736
The Hingham Institution For Savings	45	12,778
Timberland Bancorp, Inc.	200	7,160
WaFd, Inc.	2,162	69,249
Waterstone Financial, Inc.	400	6,620
WSFS Financial Corp.	1,574	86,948
		755,190
Semiconductors — 2.4%
ACM Research, Inc., Class A*	1,400	55,230
Aehr Test Systems*	900	18,171
Aeluma, Inc.*	300	5,151
Alpha & Omega Semiconductor Ltd.*	700	13,867
Ambarella, Inc.*	1,130	80,049
Ambiq Micro, Inc.*	52	1,482
Arteris, Inc.*	800	12,400
Atomera, Inc.*	1,000	2,210
Axcelis Technologies, Inc.*	899	72,226
Blaize Holdings, Inc.*	2,428	4,735
CEVA, Inc.*	671	14,440
Cohu, Inc.*	1,324	30,809
Diodes, Inc.*	1,299	64,093
FormFactor, Inc.*	2,129	118,756
Impinj, Inc.*	743	129,289
Kulicke & Soffa Industries, Inc.	1,400	63,784
MaxLinear, Inc.*	2,443	42,582
Navitas Semiconductor Corp.*	3,700	26,418
Ouster, Inc.*	1,500	32,460
Penguin Solutions, Inc.*	1,600	31,296
Photronics, Inc.*	1,494	47,808
Power Integrations, Inc.	1,647	58,534
Rambus, Inc.*	2,974	273,281
Richardson Electronics Ltd.	500	5,440
Semtech Corp.*	2,409	177,519
Silicon Laboratories, Inc.*	916	119,721
SiTime Corp.*	603	212,974
SkyWater Technology, Inc.*	600	10,896

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Synaptics, Inc.*	1,065	$78,831
Ultra Clean Holdings, Inc.*	1,195	30,269
Veeco Instruments, Inc.*	1,554	44,413
Vishay Precision Group, Inc.*	400	15,400
		1,894,534
Software — 5.0%
8X8, Inc.*	3,700	7,289
ACI Worldwide, Inc.*	2,827	135,159
ACV Auctions, Inc., Class A*	5,100	40,902
Adeia, Inc.	3,153	54,389
Agilysys, Inc.*	676	80,336
Airship AI Holdings, Inc.*	700	2,023
Alignment Healthcare, Inc.*	4,705	92,924
Alkami Technology, Inc.*	1,900	43,833
Amplitude, Inc., Class A*	2,700	31,266
Appian Corp., Class A*	1,175	41,618
Asana, Inc., Class A*	2,427	33,274
Asure Software, Inc.*	700	6,594
AvePoint, Inc.*	3,900	54,171
Bandwidth, Inc., Class A*	739	11,418
BigBear.ai Holdings, Inc.*	12,000	64,800
Blackbaud, Inc.*	1,050	66,486
BlackLine, Inc.*	1,440	79,618
Blend Labs, Inc., Class A*	5,800	17,632
Box, Inc., Class A*	4,000	119,640
Braze, Inc., Class A*	2,300	78,867
C3.ai, Inc., Class A*	3,400	45,832
Cerence, Inc.*	1,000	10,690
Claritev Corp.*	200	8,550
Clear Secure, Inc., Class A	2,400	84,192
Clearwater Analytics Holdings, Inc., Class A*	7,767	187,340
Climb Global Solutions, Inc.	100	10,279
Commerce.com, Inc.*	2,100	8,652
Commvault Systems, Inc.*	1,186	148,677
Consensus Cloud Solutions, Inc.*	467	10,190
CS Disco, Inc.*	900	6,984
CSG Systems International, Inc.	781	59,895
Daily Journal Corp.*	41	19,980
Definitive Healthcare Corp.*	1,700	4,879
Digi International, Inc.*	1,057	45,757
Digimarc Corp.*	500	3,280
Digital Turbine, Inc*	3,200	16,000
DigitalOcean Holdings, Inc.*	1,924	92,583
Domo, Inc., Class B*	1,100	9,273
Donnelley Financial Solutions, Inc.*	700	32,683
eGain Corp.*	500	5,145
EverCommerce, Inc.*	600	7,266
Evolent Health, Inc., Class A*	3,300	13,200
Expensify, Inc., Class A*	2,100	3,171
Fastly, Inc., Class A*	4,000	40,720
Five9, Inc.*	2,100	42,105
Freshworks, Inc., Class A*	5,600	68,600
Genius Sports Ltd.*	6,035	66,506
GigaCloud Technology, Inc., Class A*	700	27,496
Health Catalyst, Inc.*	1,800	4,302
	Number of Shares	Value†

Software — (continued)
HeartFlow, Inc.*	500	$14,575
I3 Verticals, Inc., Class A*	600	15,114
IBEX Holdings Ltd.*	300	11,454
Ibotta, Inc., Class A*	300	6,819
Immersion Corp.	600	4,080
Innodata, Inc.*	900	45,855
Intapp, Inc.*	1,600	73,312
IonQ, Inc.*	9,400	421,778
Jamf Holding Corp.*	1,900	24,719
Kaltura, Inc.*	3,300	5,412
Life360, Inc.*	481	30,851
LiveRamp Holdings, Inc.*	1,867	54,834
McGraw Hill, Inc.*	604	9,966
N-able, Inc.*	1,700	12,716
Navan, Inc., Class A*	1,000	17,080
Nutex Health, Inc.*	100	16,462
Omada Health, Inc.*	166	2,619
ON24, Inc.*	800	6,368
Pagaya Technologies Ltd., Class A*	1,390	29,051
PagerDuty, Inc.*	2,500	32,775
PDF Solutions, Inc.*	800	22,824
Phreesia, Inc.*	1,600	27,072
Planet Labs PBC*	6,500	128,180
Playstudios, Inc.*	2,600	1,694
Playtika Holding Corp.	1,800	7,110
Porch Group, Inc.*	2,242	20,469
Progress Software Corp.*	1,226	52,669
PubMatic, Inc., Class A*	1,100	9,757
Quantum Computing, Inc.*	5,554	56,984
Rackspace Technology, Inc.*	1,800	1,748
Red Violet, Inc.	300	17,085
ReposiTrak, Inc.	400	4,948
Rezolve AI PLC*	4,089	10,509
Schrodinger, Inc.*	1,600	28,608
SEMrush Holdings, Inc., Class A*	1,300	15,457
Silvaco Group, Inc.*	400	1,620
Simulations Plus, Inc.*	500	9,115
Skillsoft Corp.*	200	1,860
SoundHound AI, Inc., Class A*	10,400	103,688
Sprout Social, Inc., Class A*	1,418	15,981
SPS Commerce, Inc.*	1,039	92,606
Synchronoss Technologies, Inc.*	400	3,424
Talkspace, Inc.*	3,200	11,616
Teads Holding Co.*	1,000	704
TruBridge, Inc.*	300	6,621
Vertex, Inc., Class A*	1,800	35,946
Via Transportation, Inc., Class A*	300	8,703
Viant Technology, Inc., Class A*	400	4,816
VTEX, Class A*	1,800	6,768
Waystar Holding Corp.*	3,100	101,525
Weave Communications, Inc.*	1,800	13,662
WM Technology, Inc.*	3,500	2,888
Workiva, Inc.*	1,400	120,750
Yext, Inc.*	2,900	23,374
Zeta Global Holdings Corp., Class A*	5,400	109,890
		4,062,977

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 3.3%
A10 Networks, Inc.	2,100	$37,149
ADTRAN Holdings, Inc.*	2,005	17,423
Anterix, Inc.*	300	6,549
Applied Digital Corp.*	6,600	161,832
ATN International, Inc.	198	4,514
Aviat Networks, Inc.*	400	8,552
BK Technologies Corp.*	100	7,459
BlackSky Technology, Inc.*	875	16,406
Calix, Inc.*	1,693	89,611
Clearfield, Inc.*	400	11,660
CommScope Holding Co., Inc.*	5,900	106,967
Credo Technology Group Holding Ltd.*	4,200	604,338
DigitalBridge Group, Inc.	4,675	71,715
EchoStar Corp., Class A*	3,700	402,190
Extreme Networks, Inc.*	3,747	62,388
Frequency Electronics, Inc.*	200	10,768
Globalstar, Inc.*	1,393	85,029
Gogo, Inc.*	1,900	8,854
Harmonic, Inc.*	2,970	29,373
IDT Corp., Class B	500	25,605
Inseego Corp.*	500	5,135
InterDigital, Inc.	695	221,274
Lumen Technologies, Inc.*	26,200	203,574
NETGEAR, Inc.*	829	20,335
Ooma, Inc.*	700	8,211
Powerfleet, Inc.*	3,200	17,024
Preformed Line Products Co.	71	14,676
Ribbon Communications, Inc.*	3,143	9,052
Satellogic, Inc., Class A*	2,300	4,301
Shenandoah Telecommunications Co.	1,518	17,548
Spok Holdings, Inc.	400	5,276
Telephone and Data Systems, Inc.	2,800	114,800
Uniti Group, Inc.*	4,401	30,851
Viasat, Inc.*	3,300	113,718
Viavi Solutions, Inc.*	6,200	110,484
		2,664,641
Textiles — 0.1%
UniFirst Corp.	432	83,333
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	3,060
JAKKS Pacific, Inc.	300	5,064
		8,124
Transportation — 1.0%
ArcBest Corp.	644	47,778
Ardmore Shipping Corp.	900	9,531
Costamare Bulkers Holdings Ltd.*	300	4,623
Costamare, Inc.	1,100	17,369
Covenant Logistics Group, Inc.	400	8,816
CryoPort, Inc.*	1,500	14,400
DHT Holdings, Inc.	3,600	43,956
Dorian LPG Ltd.	1,132	27,553
FLEX LNG Ltd.*	800	19,960
Forward Air Corp.*	596	14,900
Genco Shipping & Trading Ltd.	900	16,587
	Number of Shares	Value†

Transportation — (continued)
Heartland Express, Inc.	1,167	$10,538
Himalaya Shipping Ltd.*	872	7,935
Hub Group, Inc., Class A	1,686	71,841
International Seaways, Inc.	1,131	54,910
Marten Transport Ltd.	1,626	18,504
Matson, Inc.	848	104,770
Navigator Holdings Ltd.	1,000	17,320
Nordic American Tankers Ltd.	5,267	18,119
PAMT CORP*	200	2,416
Pangaea Logistics Solutions Ltd.	500	3,440
Proficient Auto Logistics, Inc.*	500	4,820
Radiant Logistics, Inc.*	1,000	6,330
RXO, Inc.*	4,700	59,408
Safe Bulkers, Inc.	1,700	8,194
Scorpio Tankers, Inc.	1,240	63,029
SFL Corp. Ltd.	3,284	25,648
Teekay Corp., Ltd.	1,300	11,739
Teekay Tankers Ltd., Class A	700	37,394
Universal Logistics Holdings, Inc.	200	3,038
Werner Enterprises, Inc.	1,472	44,175
World Kinect Corp.	1,500	35,145
		834,186
Trucking and Leasing — 0.3%
GATX Corp.	1,021	173,161
The Greenbrier Cos., Inc.	847	39,589
Willis Lease Finance Corp.	100	13,564
		226,314
Water — 0.3%
American States Water Co.	1,061	76,901
California Water Service Group	1,666	72,188
Consolidated Water Co., Ltd.	400	14,116
Global Water Resources, Inc.	500	4,225
H2O America	932	45,659
Middlesex Water Co.	531	26,773
The York Water Co.	397	12,640
		252,502
TOTAL COMMON STOCKS (Cost $65,766,684)		75,598,637

REAL ESTATE INVESTMENT TRUSTS — 5.8%
Apartments — 0.3%
Apartment Investment and Management Co., Class A	4,100	24,354
BRT Apartments Corp.	300	4,410
Centerspace	461	30,758
Elme Communities	2,464	42,874
Independence Realty Trust, Inc.	6,792	118,724
NexPoint Residential Trust, Inc.	700	21,070
		242,190
Diversified — 0.8%
Alexander & Baldwin, Inc.	1,956	40,372
American Assets Trust, Inc.	1,600	30,288
Armada Hoffler Properties, Inc.	2,100	13,902

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
Broadstone Net Lease, Inc.	5,375	$93,364
Claros Mortgage Trust, Inc.*	2,900	8,874
Clipper Realty, Inc.	600	2,292
Farmland Partners, Inc.	1,400	13,566
FrontView REIT, Inc.	500	7,380
Gladstone Commercial Corp.	1,252	13,359
Gladstone Land Corp.	1,100	10,065
Global Net Lease, Inc.	5,882	50,585
InvenTrust Properties Corp.	2,100	59,241
NexPoint Diversified Real Estate Trust	1,491	5,709
One Liberty Properties, Inc.	510	10,348
Outfront Media, Inc.	3,985	96,038
Postal Realty Trust, Inc., Class A	700	11,298
PotlatchDeltic Corp.	2,147	85,408
Safehold, Inc.	1,435	19,645
UMH Properties, Inc.	2,168	34,493
Veris Residential, Inc.	2,000	29,760
		635,987
Healthcare — 1.0%
American Healthcare REIT, Inc.	4,700	221,182
CareTrust REIT, Inc.	6,195	224,011
Community Healthcare Trust, Inc.	700	11,494
Diversified Healthcare Trust	6,700	32,495
Global Medical REIT, Inc.	360	12,146
LTC Properties, Inc.	1,317	45,279
National Health Investors, Inc.	1,257	95,997
Sabra Health Care REIT, Inc.	6,693	126,766
Sila Realty Trust, Inc.	1,500	34,965
Strawberry Fields REIT, Inc.	300	3,930
Universal Health Realty Income Trust	420	16,468
		824,733
Hotels & Resorts — 0.6%
Apple Hospitality REIT, Inc.	6,500	77,025
Braemar Hotels & Resorts, Inc.	1,100	3,157
Chatham Lodging Trust	100	681
DiamondRock Hospitality Co.	6,023	53,966
Pebblebrook Hotel Trust	3,493	39,541
RLJ Lodging Trust	4,280	31,886
Ryman Hospitality Properties, Inc.	1,698	160,665
Service Properties Trust	3,500	6,440
Summit Hotel Properties, Inc.	3,400	16,558
Sunstone Hotel Investors, Inc.	5,347	47,802
Xenia Hotels & Resorts, Inc.	2,800	39,592
		477,313
Industrial — 0.4%
Industrial Logistics Properties Trust	1,300	7,202
Innovative Industrial Properties, Inc.	756	35,804
LXP Industrial Trust	1,623	80,469
Plymouth Industrial REIT, Inc.	1,100	24,068
Terreno Realty Corp.	2,875	168,791
		316,334
Mortgage Banks — 0.8%
ACRES Commercial Realty Corp.*	200	4,268
Adamas Trust, Inc.	2,275	16,608
	Number of Shares	Value†

Mortgage Banks — (continued)
Advanced Flower Capital, Inc.	600	$1,710
Angel Oak Mortgage REIT, Inc.	200	1,722
Apollo Commercial Real Estate Finance, Inc.	4,056	39,262
Arbor Realty Trust, Inc.	5,400	41,904
Ares Commercial Real Estate Corp.	1,600	7,648
ARMOUR Residential REIT, Inc.	2,996	52,999
Blackstone Mortgage Trust, Inc., Class A	4,300	82,259
BrightSpire Capital, Inc.	3,900	21,840
Chicago Atlantic Real Estate Finance, Inc.	600	7,356
Chimera Investment Corp.	2,300	28,589
Dynex Capital, Inc.	3,742	52,426
Ellington Financial, Inc.	2,500	33,950
Franklin BSP Realty Trust, Inc.	2,312	23,189
Invesco Mortgage Capital, Inc.	1,612	13,557
KKR Real Estate Finance Trust, Inc.	1,800	14,796
Ladder Capital Corp.	3,076	33,805
Lument Finance Trust, Inc.	1,700	2,397
MFA Financial, Inc.	3,175	29,559
Nexpoint Real Estate Finance, Inc.	300	4,224
Orchid Island Capital, Inc.	3,816	27,475
PennyMac Mortgage Investment Trust	2,592	32,530
Ready Capital Corp.	4,654	10,146
Redwood Trust, Inc.	3,677	20,334
Rithm Property Trust, Inc.	250	4,145
Seven Hills Realty Trust	750	6,675
Sunrise Realty Trust, Inc.	200	1,886
TPG Mortgage Investment Trust, Inc.	39	332
TPG RE Finance Trust, Inc.	2,000	17,220
Two Harbors Investment Corp.	3,100	32,550
		667,361
Office Property — 0.5%
Brandywine Realty Trust	5,500	16,060
City Office REIT, Inc.	1,400	9,786
COPT Defense Properties	3,100	86,180
Douglas Emmett, Inc.	4,800	52,752
Easterly Government Properties, Inc.	1,080	22,885
Empire State Realty Trust, Inc., Class A	3,900	25,428
Franklin Street Properties Corp.	3,700	3,500
Hudson Pacific Properties, Inc.*	1,357	14,696
JBG SMITH Properties	1,595	27,131
NET Lease Office Properties	500	12,895
Peakstone Realty Trust	1,100	15,785
Piedmont Realty Trust, Inc.	3,400	28,356
SL Green Realty Corp.	2,000	91,740
		407,194
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	500	18,500
Tanger, Inc.	3,200	106,784
The Macerich Co.	7,200	132,912
		258,196

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	200	$3,344
Essential Properties Realty Trust, Inc.	5,600	166,096
Four Corners Property Trust, Inc.	2,800	64,568
Getty Realty Corp.	1,469	40,206
Modiv Industrial, Inc.	300	4,317
		278,531
Storage & Warehousing — 0.0%
Smartstop Self Storage REIT, Inc.	800	24,752
Strip Centers — 0.7%
Acadia Realty Trust	3,720	76,409
Alexander's, Inc.	69	15,038
CTO Realty Growth, Inc.	559	10,291
Curbline Properties Corp.	2,750	63,827
Kite Realty Group Trust	5,949	142,598
NETSTREIT Corp.	2,500	44,100
Phillips Edison & Co., Inc.	3,500	124,495
Saul Centers, Inc.	351	11,067
SITE Centers Corp.	1,525	9,790
Urban Edge Properties	3,700	71,003
Whitestone REIT	1,400	19,446
		588,064
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,306,678)		4,720,655

RIGHTS — 0.0%
Aduro Biotech*	560	0
OmniAb, Inc.*	191	110
OmniAb, Inc.*	191	91
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		2,331

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	16
Pulse Biosciences, Inc. *	76	207
TOTAL WARRANTS (Cost $0)		223

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $226,960)	226,959	226,959
TOTAL INVESTMENTS — 100.0% (Cost $71,301,021)		$80,548,805
Other Assets & Liabilities — (0.0)%		(33,648)
TOTAL NET ASSETS — 100.0%		$80,515,157

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$43,471
Aerospace & Defense	2.0%	1,519,066
Agriculture	0.3%	253,580
Airlines	0.3%	209,686
Apparel	0.5%	374,175
Auto Manufacturers	0.2%	146,811
Auto Parts & Equipment	1.0%	773,710
Banks	9.6%	7,263,221
Beverages	0.1%	104,404
Biotechnology	9.3%	7,003,385
Building Materials	1.4%	1,088,427
Chemicals	1.5%	1,139,870
Coal	0.6%	462,260
Commercial Services	4.1%	3,091,458
Computers	2.1%	1,550,472
Cosmetics & Personal Care	0.2%	164,989
Distribution & Wholesale	0.7%	560,839
Diversified Financial Services	3.2%	2,447,389
Electric	1.8%	1,347,003
Electrical Components & Equipment	1.0%	718,178
Electronics	2.8%	2,138,545
Energy-Alternate Sources	1.1%	835,356
Engineering & Construction	2.7%	2,039,519
Entertainment	1.0%	775,447
Environmental Control	0.4%	334,712
Food	0.9%	692,993
Forest Products & Paper	0.1%	64,804
Gas	1.1%	839,626
Hand & Machine Tools	0.3%	260,258
Healthcare Products	3.9%	2,947,684
Healthcare Services	2.6%	1,955,684
Home Builders	1.7%	1,272,577
Home Furnishings	0.3%	236,142
Household Products & Wares	0.2%	159,051
Housewares	0.1%	49,285
Insurance	2.6%	1,972,612
Internet	1.6%	1,245,259
Investment Companies	1.3%	955,226
Iron & Steel	0.3%	217,711
Leisure Time	0.8%	635,001

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Lodging	0.1%	$88,205
Machinery — Construction & Mining	1.0%	752,618
Machinery — Diversified	1.9%	1,439,201
Media	0.4%	322,243
Metal Fabricate/Hardware	0.6%	468,101
Mining	2.3%	1,703,108
Miscellaneous Manufacturing	1.8%	1,343,143
Multi-National	0.1%	36,126
Office & Business Equipment	0.0%	9,006
Office Furnishings	0.2%	121,900
Oil & Gas	2.2%	1,687,847
Oil & Gas Services	1.2%	893,421
Packaging and Containers	0.3%	191,713
Pharmaceuticals	3.2%	2,395,147
Pipelines	0.3%	206,455
Private Equity	0.1%	38,177
Real Estate	0.8%	620,339
Retail	3.5%	2,610,200
Savings & Loans	1.0%	755,190
Semiconductors	2.5%	1,894,534
Software	5.4%	4,062,977
Telecommunications	3.5%	2,664,641
Textiles	0.1%	83,333
Toys, Games & Hobbies	0.0%	8,124
Transportation	1.1%	834,186
Trucking and Leasing	0.3%	226,314
Water	0.3%	252,502
	100.0%	$75,598,637
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Advertising	$43,471	$43,471	$—	$—
Aerospace & Defense	1,519,066	1,519,066	—	—
Agriculture	253,580	253,580	—	—
Airlines	209,686	209,686	—	—
Apparel	374,175	374,175	—	—
Auto Manufacturers	146,811	146,811	—	—
Auto Parts & Equipment	773,710	773,710	—	—
Banks	7,263,221	7,263,221	—	—
Beverages	104,404	104,404	—	—
Biotechnology	7,003,385	7,000,255	3,130	—
Building Materials	1,088,427	1,088,427	—	—
Chemicals	1,139,870	1,139,870	—	—
Coal	462,260	462,260	—	—
Commercial Services	3,091,458	3,091,458	—	—
Computers	1,550,472	1,550,472	—	—
Cosmetics & Personal Care	164,989	164,989	—	—
Distribution & Wholesale	560,839	560,839	—	—
Diversified Financial Services	2,447,389	2,447,389	—	—
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Electric	$1,347,003	$1,347,003	$—	$—
Electrical Components & Equipment	718,178	718,178	—	—
Electronics	2,138,545	2,138,545	—	—
Energy-Alternate Sources	835,356	835,356	—	—
Engineering & Construction	2,039,519	2,039,519	—	—
Entertainment	775,447	775,447	—	—
Environmental Control	334,712	334,712	—	—
Food	692,993	692,993	—	—
Forest Products & Paper	64,804	64,804	—	—
Gas	839,626	839,626	—	—
Hand & Machine Tools	260,258	260,258	—	—
Healthcare Products	2,947,684	2,947,684	—	—
Healthcare Services	1,955,684	1,955,684	—	—
Home Builders	1,272,577	1,272,577	—	—
Home Furnishings	236,142	236,142	—	—
Household Products & Wares	159,051	159,051	—	—
Housewares	49,285	49,285	—	—
Insurance	1,972,612	1,972,612	—	—
Internet	1,245,259	1,245,259	—	—
Investment Companies	955,226	955,226	—	—
Iron & Steel	217,711	217,711	—	—
Leisure Time	635,001	635,001	—	—
Lodging	88,205	88,205	—	—
Machinery — Construction & Mining	752,618	752,618	—	—
Machinery — Diversified	1,439,201	1,439,201	—	—
Media	322,243	322,243	—	—
Metal Fabricate/Hardware	468,101	468,101	—	—
Mining	1,703,108	1,703,108	—	—
Miscellaneous Manufacturing	1,343,143	1,343,143	—	—
Multi-National	36,126	36,126	—	—
Office & Business Equipment	9,006	9,006	—	—
Office Furnishings	121,900	121,900	—	—
Oil & Gas	1,687,847	1,687,847	—	—(1)
Oil & Gas Services	893,421	893,421	—	—
Packaging and Containers	191,713	191,713	—	—
Pharmaceuticals	2,395,147	2,395,111	36	—
Pipelines	206,455	206,455	—	—
Private Equity	38,177	38,177	—	—
Real Estate	620,339	620,339	—	—
Retail	2,610,200	2,610,200	—	—
Savings & Loans	755,190	755,190	—	—
Semiconductors	1,894,534	1,894,534	—	—
Software	4,062,977	4,062,977	—	—
Telecommunications	2,664,641	2,664,641	—	—
Textiles	83,333	83,333	—	—
Toys, Games & Hobbies	8,124	8,124	—	—
Transportation	834,186	834,186	—	—
Trucking and Leasing	226,314	226,314	—	—
Water	252,502	252,502	—	—
Total Common Stocks	75,598,637	75,595,471	3,166	—
Real Estate Investment Trusts	4,720,655	4,720,655	—	—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Small Cap Index Fund
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Rights	$2,331	$—	$2,331	$—
Warrants	223	16	207	—
Short-Term Investments	226,959	226,959	—	—
Total Investments	$80,548,805	$80,543,101	$5,704	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(2)
Futures Contracts	$(11,570)	$(11,570)	$—	$—
Total Liabilities—Other Financial Instruments	$(11,570)	$(11,570)	$—	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at December 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	03/20/26	2	50	$2,498	$249,800	$—	$(11,570)
							$—	$(11,570)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 6.2%
ANZ Group Holdings Ltd.	13,608	$329,009
APA Group	5,667	33,861
Aristocrat Leisure Ltd.	2,575	99,690
ASX Ltd.	792	27,120
BHP Group Ltd.	22,990	693,818
Brambles Ltd.	6,322	96,539
CAR Group Ltd.	1,639	33,569
Cochlear Ltd.	282	48,961
Coles Group Ltd.	6,237	89,147
Commonwealth Bank of Australia	7,572	808,228
Computershare Ltd.	2,288	51,854
CSL Ltd.	2,208	254,100
Evolution Mining Ltd.	9,441	79,009
Fortescue Ltd.	7,822	114,377
Goodman Group	9,341	192,221
Insurance Australia Group Ltd.	10,138	53,805
Lynas Rare Earths Ltd.*	4,367	35,816
Macquarie Group Ltd.	1,651	223,100
Medibank Pvt. Ltd.	11,857	37,840
National Australia Bank Ltd.	13,900	390,823
Northern Star Resources Ltd.	6,260	110,161
Origin Energy Ltd.	8,115	61,970
Pro Medicus Ltd.	255	37,450
Qantas Airways Ltd.	3,289	22,723
QBE Insurance Group Ltd.	7,015	92,875
REA Group Ltd.	225	27,429
Rio Tinto Ltd.	1,699	165,747
Santos Ltd.	14,114	57,969
Scentre Group	24,448	68,342
SGH Ltd.	875	27,006
Sigma Healthcare Ltd.	24,657	48,269
Sonic Healthcare Ltd.	2,111	31,785
South32 Ltd.	18,388	43,526
South32 Ltd.	2,925	6,931
Stockland	11,537	43,987
Suncorp Group Ltd.	4,660	54,704
Telstra Group Ltd.	18,709	60,703
The Lottery Corp. Ltd.	9,935	34,136
Transurban Group	14,288	135,216
Vicinity Ltd.	16,147	27,490
Washington H. Soul Pattinson & Co., Ltd.	1,643	40,653
Wesfarmers Ltd.	5,162	278,093
Westpac Banking Corp.	15,519	398,241
WiseTech Global Ltd.	960	43,646
Woodside Energy Group Ltd.	8,717	135,921
Woolworths Group Ltd.	5,650	110,542
		5,858,402
Austria — 0.3%
Erste Group Bank AG	1,409	168,952
OMV AG	627	34,891
Raiffeisen Bank International AG	646	28,784
Verbund AG	306	22,219
		254,846
	Number of Shares	Value†

Belgium — 0.8%
Ageas S.A./N.V.	708	$49,603
Anheuser-Busch InBev S.A./N.V.	4,495	288,494
D'ieteren Group	83	14,950
Elia Group S.A./N.V.	216	27,795
Financiere de Tubize S.A.	100	24,404
Groupe Bruxelles Lambert N.V.	362	32,191
KBC Group N.V.	1,054	137,269
Lotus Bakeries N.V.	2	18,409
Sofina S.A.	70	20,243
Syensqo S.A.	306	24,510
UCB S.A.	579	161,325
		799,193
Chile — 0.1%
Antofagasta PLC	1,838	80,735
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	30,257
Denmark — 1.9%
A.P. Moller - Maersk A/S, Class A	12	27,525
A.P. Moller - Maersk A/S, Class B	19	43,596
Carlsberg A/S, Class B	414	54,186
Coloplast A/S, Class B	548	46,983
Danske Bank A/S	3,061	152,855
Demant A/S*	503	16,948
DSV A/S	931	234,478
Genmab A/S*	266	82,456
Novo Nordisk A/S, Class B	14,575	739,222
Novonesis Novozymes, Class B	1,545	98,850
Orsted A/S@,*	2,382	45,471
Pandora A/S	349	38,594
ROCKWOOL A/S, Class B	400	14,054
Tryg A/S	1,610	42,104
Vestas Wind Systems A/S	4,641	125,526
		1,762,848
Finland — 1.1%
Elisa OYJ	610	27,033
Fortum OYJ	1,907	40,497
Kesko OYJ, Class B	1,229	27,732
Kone OYJ, Class B	1,488	105,414
Metso OYJ	3,130	54,459
Neste OYJ	2,016	45,608
Nokia OYJ	24,265	156,438
Nordea Bank Abp	13,107	246,575
Nordea Bank Abp	1,029	19,360
Orion OYJ, Class B	462	34,469
Sampo OYJ, Class A	10,284	124,424
Stora Enso OYJ, Class R	2,435	30,402
UPM-Kymmene OYJ	2,323	67,157
Wartsila OYJ Abp	2,189	77,501
		1,057,069
France — 10.1%
Accor S.A.	883	49,780
Aeroports de Paris S.A.	143	18,661
Air Liquide S.A.	2,622	492,815

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
France — (continued)
Airbus S.E.	2,691	$624,915
Alstom S.A.*	1,645	48,531
Amundi S.A.@	290	23,968
AXA S.A.	7,873	377,755
BioMerieux	172	22,256
BNP Paribas S.A.	4,559	431,313
Bollore S.E.	3,186	17,905
Bouygues S.A.	911	47,359
Bureau Veritas S.A.	1,613	51,314
Capgemini S.E.	709	117,728
Carrefour S.A.	2,798	46,686
Cie de Saint-Gobain S.A.	2,048	208,265
Cie Generale des Etablissements Michelin SCA	3,094	102,554
Covivio SA	233	15,467
Credit Agricole S.A.	4,661	95,960
Danone S.A.	2,946	265,727
Dassault Aviation S.A.	89	28,534
Dassault Systemes S.E.	2,943	82,222
Edenred SE	1,032	22,813
Eiffage S.A.	293	41,981
Engie S.A.	8,329	218,797
EssilorLuxottica S.A.	1,365	431,610
FDJ UNITED	465	12,872
Gecina S.A.	205	19,469
Getlink S.E.	1,352	24,957
Hermes International SCA	144	357,530
Ipsen S.A.	156	21,767
Kering S.A.	342	119,508
Klepierre S.A.	914	36,163
Legrand S.A.	1,199	178,247
L'Oreal S.A.	1,089	467,525
LVMH Moet Hennessy Louis Vuitton S.E.	1,131	852,475
Orange S.A.	8,541	142,520
Pernod Ricard S.A.	884	75,694
Publicis Groupe S.A.	994	103,225
Renault S.A.	921	38,122
Rexel S.A.	1,004	39,379
Safran S.A.	1,631	568,105
Sanofi SA	5,008	484,550
Sartorius Stedim Biotech	129	31,685
Schneider Electric S.E.	2,481	678,740
Societe Generale S.A.	3,218	259,062
Sodexo S.A.	410	21,007
Thales S.A.	394	106,288
TotalEnergies S.E.	8,994	586,391
Unibail-Rodamco-Westfield	537	58,397
Veolia Environnement S.A.	2,911	101,296
Vinci S.A.	2,267	318,929
		9,588,819
Germany — 9.1%
adidas AG	783	154,945
Allianz S.E.	1,747	807,773
BASF S.E.	4,070	214,158
Bayer AG	4,486	194,584
	Number of Shares	Value†

Germany — (continued)
Bayerische Motoren Werke AG	1,218	$132,074
Beiersdorf AG	431	47,331
Brenntag S.E.	533	30,937
Commerzbank AG	3,362	141,892
Continental AG	505	40,078
CTS Eventim AG & Co., KGaA	278	25,449
Daimler Truck Holding AG	2,001	86,668
Delivery Hero S.E.@,*	873	23,012
Deutsche Bank AG	8,410	324,114
Deutsche Boerse AG	858	225,501
Deutsche Lufthansa AG	2,941	28,892
Deutsche Post AG	4,372	238,386
Deutsche Telekom AG	16,670	542,626
E.ON S.E.	10,255	194,178
Evonik Industries AG	1,156	18,041
Fresenius Medical Care AG	1,043	49,819
Fresenius S.E. & Co., KGaA	1,848	105,875
GEA Group AG	697	47,105
Hannover Rueck S.E.	264	82,152
Heidelberg Materials AG	612	158,665
Henkel AG & Co., KGaA	470	35,770
Hensoldt AG	314	26,894
HOCHTIEF AG	76	29,753
Infineon Technologies AG	5,946	259,430
Knorr-Bremse AG	307	34,059
LEG Immobilien S.E.	303	22,100
Mercedes-Benz Group AG	3,290	228,070
Merck KGaA	600	85,634
MTU Aero Engines AG	248	102,803
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	593	390,245
Nemetschek S.E.	240	25,966
Rational AG	23	17,758
Rheinmetall AG	209	381,299
RWE AG	2,897	153,503
SAP S.E.	4,720	1,146,811
Scout24 S.E.@	329	33,045
Siemens AG	3,437	962,623
Siemens Energy AG*	3,512	492,693
Siemens Healthineers AG@	1,573	82,453
Symrise AG	577	46,749
Talanx AG	287	38,125
Vonovia S.E.	3,146	90,540
Zalando S.E.@,*	991	29,242
		8,629,820
Hong Kong — 2.1%
AIA Group Ltd.	47,600	489,951
BOC Hong Kong Holdings Ltd.	16,000	81,200
CK Asset Holdings Ltd.	9,034	45,684
CK Hutchison Holdings Ltd.	11,628	79,053
CK Infrastructure Holdings Ltd.	2,500	18,526
CLP Holdings Ltd.	7,000	62,614
Futu Holdings Ltd., ADR*	250	41,053
Galaxy Entertainment Group Ltd.	9,000	44,377
Hang Seng Bank Ltd.	3,200	63,128
Henderson Land Development Co., Ltd.	5,891	21,333

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
HKT Trust & HKT Ltd.	16,240	$24,048
Hong Kong & China Gas Co., Ltd.	50,112	45,175
Hong Kong Exchanges & Clearing Ltd.	5,484	286,930
Hongkong Land Holdings Ltd.	4,800	33,344
Jardine Matheson Holdings Ltd.	700	47,772
Link REIT	10,862	48,499
MTR Corp. Ltd.	6,396	24,496
Power Assets Holdings Ltd.	6,000	42,518
Prudential PLC	11,714	180,197
Sino Land Co., Ltd.	17,633	23,202
SITC International Holdings Co., Ltd.	6,000	21,470
Sun Hung Kai Properties Ltd.	6,661	81,106
Swire Pacific Ltd., Class A	1,500	12,092
Techtronic Industries Co., Ltd.	7,000	80,522
The Wharf Holdings Ltd.	4,000	11,173
WH Group Ltd.@	36,872	41,076
Wharf Real Estate Investment Co., Ltd.	7,000	22,124
		1,972,663
Ireland — 0.8%
AerCap Holdings N.V.	800	115,008
AIB Group PLC	9,304	99,463
Bank of Ireland Group PLC	4,433	84,783
DCC PLC	418	26,041
Experian PLC	4,190	188,913
Kerry Group PLC, Class A	759	69,359
Kingspan Group PLC	670	57,733
Ryanair Holdings PLC	3,872	133,497
		774,797
Israel — 1.1%
Azrieli Group Ltd.	175	19,841
Bank Hapoalim BM	5,737	129,754
Bank Leumi Le-Israel BM	6,820	150,297
Check Point Software Technologies Ltd.*	372	69,028
CyberArk Software Ltd.*	240	107,054
Elbit Systems Ltd.	130	74,636
ICL Group Ltd.	3,227	18,556
Israel Discount Bank Ltd., Class A	5,734	60,893
Mizrahi Tefahot Bank Ltd.	681	47,580
Monday.com Ltd.*	170	25,085
Nice Ltd.*	267	30,181
Nova Ltd.*	140	46,801
Phoenix Financial Ltd.	1,085	44,875
Teva Pharmaceutical Industries Ltd.*	4,764	150,172
Teva Pharmaceutical Industries Ltd., ADR*	500	15,605
Wix.com Ltd.*	275	28,570
		1,018,928
Italy — 3.1%
Banca Mediolanum SpA	987	22,411
Banca Monte dei Paschi di Siena SpA	9,142	97,337
Banco BPM SpA	5,014	76,137
BPER Banca SpA	6,823	92,196
Buzzi SpA	385	23,274
	Number of Shares	Value†

Italy — (continued)
Davide Campari-Milano N.V.	2,775	$17,927
Enel SpA	36,911	383,776
Eni SpA	9,350	177,240
Ferrari N.V.	575	213,678
FinecoBank Banca Fineco SpA	2,856	73,998
Generali	3,902	163,059
Infrastrutture Wireless Italiane SpA@	1,061	9,819
Intesa Sanpaolo SpA	64,589	446,317
Leonardo SpA	1,866	106,736
Moncler SpA	1,090	69,673
Nexi SpA@	2,092	10,311
Poste Italiane SpA@	2,159	54,199
Prysmian SpA	1,293	128,986
Recordati Industria Chimica e Farmaceutica SpA	515	29,236
Snam SpA	9,461	62,867
Telecom Italia SpA*	55,848	33,551
Terna - Rete Elettrica Nazionale	5,972	63,534
UniCredit SpA	6,353	526,198
Unipol Assicurazioni SpA	1,719	41,242
		2,923,702
Japan — 21.7%
Advantest Corp.	3,500	442,568
Aeon Co., Ltd.	10,200	161,131
AGC, Inc.	900	29,847
Aisin Corp.	2,100	39,346
Ajinomoto Co., Inc.	3,800	80,332
ANA Holdings, Inc.	800	15,193
Asahi Group Holdings Ltd.	7,100	74,421
Asahi Kasei Corp.	6,100	54,221
Asics Corp.	3,200	76,821
Astellas Pharma, Inc.	8,300	110,469
Bandai Namco Holdings, Inc.	2,700	71,863
Bridgestone Corp.	5,200	116,996
Canon, Inc.	4,000	118,354
Capcom Co., Ltd.	1,700	39,489
Central Japan Railway Co.	3,600	99,720
Chubu Electric Power Co., Inc.	3,200	49,301
Chugai Pharmaceutical Co., Ltd.	3,100	162,631
Dai Nippon Printing Co., Ltd.	1,800	30,985
Daifuku Co., Ltd.	1,500	47,214
Dai-ichi Life Holdings, Inc.	16,100	133,800
Daiichi Sankyo Co., Ltd.	8,200	174,123
Daikin Industries Ltd.	1,200	153,470
Daito Trust Construction Co., Ltd.	1,400	26,659
Daiwa House Industry Co., Ltd.	2,600	86,369
Daiwa Securities Group, Inc.	6,300	55,212
Denso Corp.	8,000	110,497
Disco Corp.	400	121,865
East Japan Railway Co.	4,400	115,970
Ebara Corp.	2,200	51,853
Eisai Co., Ltd.	1,200	35,629
ENEOS Holdings, Inc.	12,590	89,076
FANUC Corp.	4,300	167,338
Fast Retailing Co., Ltd.	900	326,329
Fuji Electric Co., Ltd.	600	45,501

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
FUJIFILM Holdings Corp.	4,800	$101,848
Fujikura Ltd.	1,200	133,075
Fujitsu Ltd.	8,000	219,863
Hankyu Hanshin Holdings, Inc.	1,000	25,151
Hikari Tsushin, Inc.	100	28,020
Hitachi Ltd.	20,700	649,185
Honda Motor Co., Ltd.	16,900	165,868
Hoya Corp.	1,600	242,671
Hulic Co., Ltd.	2,300	25,165
Idemitsu Kosan Co., Ltd.	3,280	24,834
IHI Corp.	4,800	84,387
Inpex Corp.	4,100	82,002
Isuzu Motors Ltd.	2,500	39,018
ITOCHU Corp.	27,000	341,194
Japan Airlines Co., Ltd.	500	9,273
Japan Exchange Group, Inc.	4,700	50,166
Japan Post Bank Co., Ltd.	8,200	115,432
Japan Post Holdings Co., Ltd.	7,700	81,246
Japan Post Insurance Co., Ltd.	800	24,059
Japan Tobacco, Inc.	5,500	197,683
JFE Holdings, Inc.	2,800	35,697
JX Advanced Metals Corp.	2,700	33,753
Kajima Corp.	2,000	74,575
Kao Corp.	2,200	87,805
Kawasaki Heavy Industries Ltd.	700	46,422
Kawasaki Kisen Kaisha Ltd.	1,400	19,488
KDDI Corp.	13,400	231,923
Keyence Corp.	820	296,615
Kikkoman Corp.	3,000	27,242
Kioxia Holdings Corp.*	900	59,900
Kirin Holdings Co., Ltd.	3,700	55,385
Kobe Bussan Co., Ltd.	600	14,442
Komatsu Ltd.	4,400	139,623
Konami Group Corp.	500	67,904
Kubota Corp.	4,300	60,934
Kyocera Corp.	6,000	84,112
Kyowa Kirin Co., Ltd.	1,000	16,095
Lasertec Corp.	400	76,217
LY Corp.	12,300	32,730
M3, Inc.	1,900	25,560
Makita Corp.	1,000	30,309
Marubeni Corp.	6,400	178,240
MatsukiyoCocokara & Co.	1,400	24,239
MINEBEA MITSUMI, Inc.	1,600	32,195
Mitsubishi Chemical Group Corp.	5,600	32,780
Mitsubishi Corp.	14,600	333,941
Mitsubishi Electric Corp.	8,700	253,665
Mitsubishi Estate Co., Ltd.	4,600	111,758
Mitsubishi HC Capital, Inc.	3,900	32,624
Mitsubishi Heavy Industries Ltd.	14,500	353,980
Mitsubishi UFJ Financial Group, Inc.	51,900	823,709
Mitsui & Co., Ltd.	11,200	332,610
Mitsui Fudosan Co., Ltd.	12,100	137,508
Mitsui OSK Lines Ltd.	1,500	45,097
Mizuho Financial Group, Inc.	11,308	412,681
MonotaRO Co., Ltd.	1,100	17,516
	Number of Shares	Value†

Japan — (continued)
MS&AD Insurance Group Holdings, Inc.	5,870	$137,810
Murata Manufacturing Co., Ltd.	7,600	157,076
NEC Corp.	5,900	199,629
Nexon Co., Ltd.	1,800	43,968
NIDEC Corp.	3,600	48,881
Nintendo Co., Ltd.	4,919	332,104
Nippon Building Fund, Inc.	34	30,989
Nippon Paint Holdings Co., Ltd.	4,200	28,122
Nippon Sanso Holdings Corp.	800	23,899
Nippon Steel Corp.	22,485	92,010
Nippon Yusen K.K.	1,800	58,305
Nissan Motor Co., Ltd.*	10,900	27,086
Nitori Holdings Co., Ltd.	1,900	33,163
Nitto Denko Corp.	3,200	76,191
Nomura Holdings, Inc.	13,800	114,960
Nomura Research Institute Ltd.	1,630	62,029
NTT, Inc.	137,100	138,401
Obayashi Corp.	2,800	58,598
Obic Co., Ltd.	1,366	42,877
Olympus Corp.	5,000	63,396
Oracle Corp. Japan	200	16,810
Oriental Land Co., Ltd.	4,700	86,950
ORIX Corp.	5,300	155,011
Osaka Gas Co., Ltd.	1,500	52,120
Otsuka Corp.	1,000	20,606
Otsuka Holdings Co., Ltd.	2,000	113,118
Pan Pacific International Holdings Corp.	8,000	47,655
Panasonic Holdings Corp.	10,100	130,937
Rakuten Group, Inc.*	7,200	46,137
Recruit Holdings Co., Ltd.	6,400	359,626
Renesas Electronics Corp.	8,200	112,314
Resona Holdings, Inc.	8,700	82,804
Ryohin Keikaku Co., Ltd.	2,200	38,846
Sanrio Co., Ltd.	800	25,032
SBI Holdings, Inc.	2,420	52,151
SCREEN Holdings Co., Ltd.	400	38,962
Secom Co., Ltd.	1,900	67,515
Seibu Holdings, Inc.	1,000	27,477
Sekisui Chemical Co., Ltd.	1,600	26,908
Sekisui House Ltd.	2,600	58,014
Seven & i Holdings Co., Ltd.	9,600	137,923
SG Holdings Co., Ltd.	1,200	10,982
Shimadzu Corp.	1,000	26,622
Shimano, Inc.	400	41,828
Shin-Etsu Chemical Co., Ltd.	7,700	239,171
Shionogi & Co., Ltd.	3,300	59,729
Shiseido Co., Ltd.	2,000	29,106
SMC Corp.	248	85,808
SoftBank Corp.	131,200	180,132
SoftBank Group Corp.	17,200	482,517
Sompo Holdings, Inc.	4,075	138,315
Sony Financial Group, Inc.*	26,200	27,766
Sony Group Corp.	27,800	713,097
Subaru Corp.	2,600	55,981
Sumitomo Corp.	5,000	173,063
Sumitomo Electric Industries Ltd.	3,100	124,860

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sumitomo Metal Mining Co., Ltd.	1,100	$44,048
Sumitomo Mitsui Financial Group, Inc.	16,600	533,879
Sumitomo Mitsui Trust Group, Inc.	2,786	84,903
Sumitomo Realty & Development Co., Ltd.	2,600	65,275
Suntory Beverage & Food Ltd.	600	18,044
Suzuki Motor Corp.	7,200	107,679
Sysmex Corp.	2,300	22,586
T&D Holdings, Inc.	2,100	48,475
Taisei Corp.	700	66,340
Takeda Pharmaceutical Co., Ltd.	7,295	226,621
TDK Corp.	8,900	125,915
Terumo Corp.	5,700	82,851
The Chiba Bank Ltd.	2,500	27,901
The Kansai Electric Power Co., Inc.	4,100	64,389
TIS, Inc.	900	30,236
Toho Co., Ltd.	500	25,472
Tokio Marine Holdings, Inc.	8,300	306,819
Tokyo Electron Ltd.	2,000	445,455
Tokyo Gas Co., Ltd.	1,400	55,502
Tokyo Metro Co., Ltd.	1,500	15,269
Tokyu Corp.	2,300	26,879
TOPPAN Holdings, Inc.	1,000	29,727
Toray Industries, Inc.	6,300	41,075
Toyota Industries Corp.	800	90,693
Toyota Motor Corp.	42,840	920,079
Toyota Tsusho Corp.	3,200	107,901
Trend Micro, Inc.*	600	24,919
Tsuruha Holdings, Inc.	1,100	20,211
Unicharm Corp.	5,100	29,140
West Japan Railway Co.	1,700	33,873
Yamaha Motor Co., Ltd.	4,100	30,407
Yokogawa Electric Corp.	1,100	35,278
Yokohama Financial Group, Inc.	4,500	37,202
Zensho Holdings Co., Ltd.	400	22,921
ZOZO, Inc.	1,800	14,844
		20,512,202
Luxembourg — 0.2%
ArcelorMittal S.A.	2,020	92,757
CVC Capital Partners PLC@	917	15,358
Eurofins Scientific S.E.	492	35,979
Tenaris S.A.	1,809	34,906
		179,000
Macao — 0.0%
Sands China Ltd.	11,200	28,251
Mexico — 0.1%
Fresnillo PLC	1,059	47,221
Netherlands — 5.1%
ABN AMRO Bank N.V.@	2,697	94,230
Adyen N.V.@,*	115	185,446
Aegon Ltd.	5,731	44,566
Akzo Nobel N.V.	717	49,889
Argenx S.E.*	280	236,192
ASM International N.V.	215	130,160
	Number of Shares	Value†

Netherlands — (continued)
ASML Holding N.V.	1,753	$1,888,893
ASR Nederland N.V.	741	52,723
BE Semiconductor Industries N.V.	345	53,936
Euronext N.V.@	347	52,126
EXOR N.V.	450	38,225
Ferrovial S.E.	2,351	152,323
Heineken Holding N.V.	617	45,181
Heineken N.V.	1,253	103,381
IMCD N.V.	268	24,324
ING Groep N.V.	13,714	385,476
JDE Peet's N.V.	692	25,879
Koninklijke Ahold Delhaize N.V.	4,102	168,210
Koninklijke KPN N.V.	18,067	84,422
Koninklijke Philips N.V.	3,199	87,106
Nebius Group N.V., Class A*	1,000	83,705
NN Group N.V.	1,172	90,414
Prosus N.V.*	5,939	367,737
QIAGEN N.V.	1,029	46,796
Randstad N.V.	473	17,958
Stellantis N.V.	4,149	45,512
Stellantis N.V.	4,370	47,855
The Magnum Ice Cream Co. N.V.*	1,083	17,330
The Magnum Ice Cream Co. N.V.*	973	15,440
Universal Music Group N.V.	4,668	121,694
Wolters Kluwer N.V.	1,070	110,827
		4,867,956
New Zealand — 0.2%
Auckland International Airport Ltd.	8,144	39,058
Contact Energy Ltd.	3,273	17,412
Fisher & Paykel Healthcare Corp. Ltd.	2,472	53,709
Infratil Ltd.	4,147	26,463
Meridian Energy Ltd.	5,195	16,779
Xero Ltd.*	777	58,861
		212,282
Norway — 0.6%
Aker BP ASA	1,522	38,729
DNB Bank ASA	3,800	105,871
Equinor ASA	3,566	84,093
Gjensidige Forsikring ASA	851	25,435
Kongsberg Gruppen ASA	2,080	53,300
Mowi ASA	2,201	52,945
Norsk Hydro ASA	6,136	47,365
Orkla ASA	3,112	34,654
Salmar ASA	344	21,025
Telenor ASA	2,569	37,365
Yara International ASA	710	29,055
		529,837
Poland — 0.0%
InPost S.A.*	1,317	16,184
Portugal — 0.2%
Banco Comercial Portugues S.A., Class R	33,071	34,812
EDP S.A.	13,321	61,354
Galp Energia SGPS S.A.	1,785	30,738

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Portugal — (continued)
Jeronimo Martins SGPS S.A.	1,244	$29,603
		156,507
Singapore — 1.6%
CapitaLand Ascendas REIT	17,290	38,013
CapitaLand Integrated Commercial Trust	26,406	49,011
CapitaLand Investment Ltd.	10,407	21,902
DBS Group Holdings Ltd.	9,632	421,927
Grab Holdings Ltd., Class A*	9,900	49,401
Keppel Ltd.	6,500	52,258
Oversea-Chinese Banking Corp. Ltd.	15,391	236,455
Sea Ltd., ADR*	1,700	216,869
Sembcorp Industries Ltd.	3,700	17,296
Singapore Airlines Ltd.	6,900	34,258
Singapore Exchange Ltd.	3,700	48,707
Singapore Technologies Engineering Ltd.	6,700	43,778
Singapore Telecommunications Ltd.	34,200	121,000
United Overseas Bank Ltd.	5,737	156,250
Wilmar International Ltd.	8,000	19,133
		1,526,258
Spain — 3.6%
Acciona S.A.	104	22,634
ACS Actividades de Construccion y Servicios S.A.	782	77,626
Aena SME S.A.@	3,280	91,646
Amadeus IT Group S.A.	2,064	152,759
Banco Bilbao Vizcaya Argentaria S.A.	26,099	612,210
Banco de Sabadell S.A.	20,824	82,064
Banco Santander S.A.	67,348	792,719
Bankinter S.A.	2,974	49,295
CaixaBank S.A.	17,773	217,295
Cellnex Telecom S.A.@	2,182	70,264
EDP Renovaveis S.A.	1,399	19,757
Endesa S.A.	1,359	48,919
Grifols S.A.	1,135	14,187
Iberdrola S.A.	28,741	622,340
Industria de Diseno Textil S.A.	4,957	326,987
Mapfre S.A.	4,641	23,289
Naturgy Energy Group S.A.	1,173	35,716
Redeia Corp. S.A.	1,818	32,409
Repsol S.A.	4,919	91,781
Telefonica S.A.	17,190	70,564
		3,454,461
Sweden — 3.6%
AddTech AB, Class B	1,238	43,601
Alfa Laval AB	1,254	62,877
Assa Abloy AB, Class B	4,581	176,968
Atlas Copco AB, Class A	12,246	218,010
Atlas Copco AB, Class B	6,710	107,271
Beijer Ref AB	1,983	31,823
Boliden AB*	1,270	70,353
Epiroc AB, Class A	2,862	64,515
Epiroc AB, Class B	1,799	36,193
	Number of Shares	Value†

Sweden — (continued)
EQT AB	2,291	$89,500
Essity AB, Class B	2,667	76,680
Evolution AB@	634	43,050
Fastighets AB Balder, Class B*	2,900	21,406
H & M Hennes & Mauritz AB, Class B	2,293	45,961
Hexagon AB, Class B	8,911	104,960
Holmen AB, Class B	347	13,310
Industrivarden AB, Class A	513	22,982
Industrivarden AB, Class C	681	30,484
Indutrade AB	1,163	30,146
Investment AB Latour, Class B	649	15,767
Investor AB, Class B	8,285	295,241
L E Lundbergforetagen AB, Class B	336	18,551
Lifco AB, Class B	1,067	40,438
Nibe Industrier AB, Class B	6,781	25,920
Saab AB, Class B	1,489	86,392
Sagax AB, Class B	919	19,656
Sandvik AB	4,587	148,165
Securitas AB, Class B	2,142	34,064
Skandinaviska Enskilda Banken AB, Class A	6,941	146,342
Skanska AB, Class B	1,493	40,682
SKF AB, Class B	1,500	39,703
Spotify Technology S.A.*	690	400,690
Svenska Cellulosa AB SCA, Class B	2,922	38,751
Svenska Handelsbanken AB, Class A	6,368	92,257
Swedbank AB, Class A	3,899	135,276
Swedish Orphan Biovitrum AB*	878	31,509
Tele2 AB, Class B	2,325	38,959
Telefonaktiebolaget LM Ericsson, Class B	12,188	118,614
Telia Co., AB	10,628	45,424
Trelleborg AB, Class B	941	39,777
Volvo AB, Class A	239	7,619
Volvo AB, Class B	7,001	222,804
		3,372,691
Switzerland — 9.8%
ABB Ltd.	7,101	523,468
Alcon AG	2,283	180,649
Avolta AG*	393	23,179
Banque Cantonale Vaudoise	130	16,435
Barry Callebaut AG	18	29,428
Belimo Holding AG	47	45,922
BKW AG	82	17,393
Chocoladefabriken Lindt & Spruengli AG	1	146,656
Cie Financiere Richemont S.A., Class A	2,436	525,326
Coca-Cola HBC AG*	1,031	53,337
DSM-Firmenich AG	809	65,262
EMS-Chemie Holding AG	29	20,005
Galderma Group AG	709	144,376
Geberit AG	156	121,153
Givaudan S.A.	42	166,163
Glencore PLC*	45,797	250,357
Helvetia Baloise Holding AG	347	91,294
Holcim AG*	2,326	226,437

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Julius Baer Group Ltd.	896	$70,005
Kuehne + Nagel International AG	229	49,110
Logitech International S.A.	660	67,002
Lonza Group AG	320	215,750
Nestle S.A.	11,646	1,155,972
Novartis AG	8,594	1,184,219
Partners Group Holding AG	104	127,606
Roche Holding AG	3,175	1,311,181
Roche Holding AG	150	63,343
Sandoz Group AG	1,917	139,186
Schindler Holding AG	105	37,153
Schindler Holding AG, Participation Certificates	173	65,059
SGS S.A.	767	87,981
Sika AG	699	141,915
Sonova Holding AG	221	57,165
STMicroelectronics N.V.	2,909	76,027
Straumann Holding AG	485	56,650
Swiss Life Holding AG	131	150,892
Swiss Prime Site AG	343	53,257
Swiss Re AG	1,362	226,895
Swisscom AG	113	82,078
The Swatch Group AG	128	26,913
UBS Group AG	14,374	663,714
VAT Group AG@	114	54,731
Zurich Insurance Group AG	663	501,694
		9,312,338
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.8%
3i Group PLC	4,535	198,855
Admiral Group PLC	1,231	52,660
Anglo American PLC	5,109	211,321
Ashtead Group PLC	1,941	132,336
Associated British Foods PLC	1,401	40,017
AstraZeneca PLC	7,008	1,296,896
Auto Trader Group PLC@	3,774	29,774
Aviva PLC	14,048	129,170
BAE Systems PLC	13,657	314,317
Barclays PLC	63,366	405,614
Barratt Redrow PLC	5,811	29,852
BP PLC	71,367	416,210
British American Tobacco PLC	9,902	561,351
BT Group PLC	26,357	65,298
Bunzl PLC	1,435	40,071
Centrica PLC	22,348	50,955
Coca-Cola Europacific Partners PLC	934	85,007
Compass Group PLC	7,731	244,957
Diageo PLC	10,147	218,647
Endeavour Mining PLC	920	48,068
Entain PLC	2,980	30,632
GSK PLC	18,430	451,852
Haleon PLC	40,642	205,380
Halma PLC	1,768	83,918
Hikma Pharmaceuticals PLC	665	13,863
	Number of Shares	Value†

United Kingdom — (continued)
HSBC Holdings PLC	77,811	$1,224,429
Imperial Brands PLC	3,506	147,218
Informa PLC	6,057	71,868
InterContinental Hotels Group PLC	639	89,798
International Consolidated Airlines Group S.A.	5,483	30,444
Intertek Group PLC	668	41,427
J. Sainsbury PLC	8,298	36,352
JD Sports Fashion PLC	12,768	14,472
Kingfisher PLC	8,065	33,950
Land Securities Group PLC	3,488	29,165
Legal & General Group PLC	25,239	88,831
Lloyds Banking Group PLC	268,874	355,643
London Stock Exchange Group PLC	2,128	255,974
M&G PLC	10,956	42,179
Marks & Spencer Group PLC	9,274	41,270
Melrose Industries PLC	5,485	43,260
National Grid PLC	22,534	345,637
NatWest Group PLC	36,520	320,364
Next PLC	539	99,230
Pearson PLC	2,427	34,315
Phoenix Group Holdings PLC	2,925	28,957
Reckitt Benckiser Group PLC	3,074	248,746
RELX PLC	5,252	211,586
RELX PLC	3,037	123,699
Rentokil Initial PLC	11,821	70,530
Rio Tinto PLC	5,122	412,582
Rolls-Royce Holdings PLC	38,122	589,584
Schroders PLC	2,774	15,164
Segro PLC	5,560	53,866
Severn Trent PLC	1,289	48,403
Shell PLC	26,194	965,308
Smith & Nephew PLC	3,785	62,948
Smiths Group PLC	1,404	44,409
Spirax Group PLC	358	32,720
SSE PLC	5,520	161,835
Standard Chartered PLC	8,876	216,578
Tesco PLC	29,714	176,704
The Sage Group PLC	4,511	65,610
Unilever PLC	5,054	330,214
Unilever PLC	4,813	314,913
United Utilities Group PLC	3,227	51,846
Vodafone Group PLC	88,505	117,978
Whitbread PLC	715	24,507
Wise PLC, Class A*	2,843	34,059
		13,105,593
TOTAL COMMON STOCKS (Cost $53,660,938)		92,072,860

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	270	28,771
Dr. Ing. h.c. F. Porsche AG@	537	28,602
Henkel AG & Co., KGaA	752	61,352
Porsche Automobil Holding S.E.	711	33,172

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
Sartorius AG	123	$35,420
Volkswagen AG	873	106,540
TOTAL PREFERRED STOCKS (Cost $333,773)		293,857

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $2,153,757)	2,153,757	2,153,757
TOTAL INVESTMENTS — 99.8% (Cost $56,148,468)		$94,520,474
Other Assets & Liabilities — 0.2%		207,845
TOTAL NET ASSETS — 100.0%		$94,728,319

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $1,017,823, which represents 1.1% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 12/31/2025††
Japan	22%
United Kingdom	14
France	10
Switzerland	10
Germany	9
Australia	6
Netherlands	5
Other	24
Total	100%
††	% of total investments as of December 31, 2025.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$103,225
Aerospace & Defense	3.5%	3,228,350
Agriculture	1.0%	925,385
Airlines	0.3%	274,280
Apparel	1.7%	1,561,279
Auto Manufacturers	2.5%	2,338,113
Auto Parts & Equipment	0.7%	625,024
Banks	16.5%	15,142,850
Beverages	1.2%	1,115,583
Biotechnology	0.7%	628,661
Building Materials	1.6%	1,499,071
Chemicals	1.9%	1,770,449
Commercial Services	2.2%	2,042,872
Computers	1.0%	905,816
Cosmetics & Personal Care	1.7%	1,588,094
Distribution & Wholesale	1.8%	1,656,280
Diversified Financial Services	1.8%	1,621,680
Electric	3.0%	2,802,417
Electrical Components & Equipment	1.8%	1,642,516
Electronics	1.1%	1,052,598
Energy-Alternate Sources	0.1%	125,526
Engineering & Construction	1.3%	1,231,032
Entertainment	0.5%	479,945
Food	3.3%	3,015,337
Food Service	0.3%	265,964
Forest Products & Paper	0.1%	80,467
Gas	0.3%	264,129
Hand & Machine Tools	0.3%	258,544
Healthcare Products	1.7%	1,514,782
Healthcare Services	0.5%	461,464
Holding Companies	0.1%	47,772
Home Builders	0.2%	201,143
Home Furnishings	0.9%	861,792
Household Products & Wares	0.3%	284,516
Insurance	6.0%	5,518,018
Internet	1.5%	1,344,373
Investment Companies	0.6%	540,800
Iron & Steel	0.4%	334,841
Leisure Time	0.2%	224,994
Lodging	0.3%	236,713
Machinery — Construction & Mining	2.1%	1,938,813
Machinery — Diversified	1.6%	1,434,566
Media	0.1%	106,183
Metal Fabricate/Hardware	0.1%	129,340
Mining	2.6%	2,380,811
Miscellaneous Manufacturing	1.3%	1,222,422
Office & Business Equipment	0.1%	118,354
Oil & Gas	3.2%	2,904,737
Packaging and Containers	0.0%	30,402
Pharmaceuticals	8.1%	7,482,351
Pipelines	0.0%	33,861
Private Equity	0.5%	453,221
Real Estate	1.0%	870,652
Real Estate Investment Trusts	0.8%	711,079
Retail	2.4%	2,199,556
Semiconductors	4.0%	3,713,566
Shipbuilding	0.1%	83,557

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Software	2.0%	$1,797,944
Telecommunications	3.0%	2,801,594
Toys, Games & Hobbies	0.5%	428,999
Transportation	1.3%	1,212,612
Water	0.2%	201,545
	100.0%	$92,072,860
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Australia	$5,858,402	$—	$5,858,402	$—
Austria	254,846	—	254,846	—
Belgium	799,193	—	799,193	—
Chile	80,735	—	80,735	—
China	30,257	—	30,257	—
Denmark	1,762,848	—	1,762,848	—
Finland	1,057,069	—	1,057,069	—
France	9,588,819	—	9,588,819	—
Germany	8,629,820	—	8,629,820	—
Hong Kong	1,972,663	83,571	1,889,092	—
Ireland	774,797	115,008	659,789	—
Israel	1,018,928	245,342	773,586	—
Italy	2,923,702	—	2,923,702	—
Japan	20,512,202	153,079	20,359,123	—
Luxembourg	179,000	—	179,000	—
Macao	28,251	—	28,251	—
Mexico	47,221	—	47,221	—
Netherlands	4,867,956	116,475	4,751,481	—
New Zealand	212,282	39,058	173,224	—
Norway	529,837	—	529,837	—
Poland	16,184	—	16,184	—
Portugal	156,507	—	156,507	—
Singapore	1,526,258	266,270	1,259,988	—
Spain	3,454,461	48,919	3,405,542	—
Sweden	3,372,691	400,690	2,972,001	—
Switzerland	9,312,338	87,981	9,224,357	—
United Arab Emirates	—	—	—(1)	—
United Kingdom	13,105,593	36,352	13,069,241	—
Total Common Stocks	$92,072,860	$1,592,745	$90,480,115	$—
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Preferred Stocks
Germany	$293,857	$—	$293,857	$—
Total Preferred Stocks	$293,857	$—	$293,857	$—
Short-Term Investments	2,153,757	2,153,757	—	—
Total Investments	$94,520,474	$3,746,502	$90,773,972	$—
Other Financial Instruments(2)
Futures Contracts	$62,084	$62,084	$—	$—
Forward Foreign Currency Contracts	63	—	63	—
Total Assets—Other Financial Instruments	$62,147	$62,084	$63	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(2)
Futures Contracts	$(42,692)	$(42,692)	$—	$—
Forward Foreign Currency Contracts	(288)	—	(288)	—
Total Liabilities—Other Financial Instruments	$(42,980)	$(42,692)	$(288)	$—
(1)	Value is less than $1.
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Developed International Index Fund
Open forward foreign currency contracts held at December 31, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Hong Kong & Shanghai Bank	03/17/26	(195,000)	0.78567	$(247,909)	$(248,197)	$—	$(288)
Sell	Euro	UBS Securities	03/17/26	(250,000)	0.84786	(294,922)	(294,859)	63	—
	Total							$63	$(288)
Futures contracts held by the Fund at December 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	03/20/26	50	50	$2,902	$7,255,250	$62,084	$—
							$62,084	$—

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	MSCI EAFE Index	03/20/26	(29)	50	$2,902	$(4,208,045)	$—	$(42,692)
							$—	$(42,692)
							$62,084	$(42,692)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Canada — 7.1%
Constellation Software, Inc.	1,162	$2,794,963
Intact Financial Corp.	17,337	3,609,123
Royal Bank of Canada	52,803	9,001,766
		15,405,852
China — 3.4%
Nongfu Spring Co., Ltd., Class H@	176,641	1,066,367
Tencent Holdings Ltd.	80,761	6,197,885
		7,264,252
France — 8.1%
Air Liquide S.A.	13,864	2,605,794
Hermes International SCA	1,933	4,799,350
L'Oreal S.A.	6,334	2,719,289
Safran S.A.	21,027	7,324,063
		17,448,496
Germany — 8.5%
CTS Eventim AG & Co., KGaA	11,293	1,033,788
Deutsche Boerse AG	7,252	1,905,981
Rheinmetall AG	2,003	3,654,263
SAP S.E.	13,328	3,238,284
Siemens Energy AG*	60,876	8,540,207
		18,372,523
Hong Kong — 3.7%
Prudential PLC	518,162	7,970,926
India — 2.8%
Bharti Airtel Ltd.	260,376	6,111,411
Ireland — 2.0%
Experian PLC	96,955	4,371,370
Italy — 5.5%
Ferrari N.V.	10,614	3,944,314
Terna - Rete Elettrica Nazionale	744,471	7,920,206
		11,864,520
Japan — 11.7%
Capcom Co., Ltd.	104,218	2,420,884
Disco Corp.	13,019	3,966,398
Fujikura Ltd.	60,274	6,684,111
Hoya Corp.	31,410	4,763,942
MonotaRO Co., Ltd.	106,349	1,693,418
Nomura Research Institute Ltd.	151,193	5,753,593
		25,282,346
Netherlands — 0.8%
Universal Music Group N.V.	62,463	1,628,400
Singapore — 2.9%
Singapore Technologies Engineering Ltd.	939,608	6,139,488
Sweden — 2.7%
Beijer Ref AB	167,549	2,688,800
Lifco AB, Class B	79,900	3,028,112
		5,716,912
	Number of Shares	Value†

Switzerland — 6.2%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	207	$3,024,658
Galderma Group AG	51,236	10,433,333
		13,457,991
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,195	10,087,628
United Kingdom — 21.2%
Aon PLC, Class A	7,341	2,590,492
Coca-Cola Europacific Partners PLC	66,001	5,986,291
Games Workshop Group PLC	30,122	7,663,184
Halma PLC	148,899	7,067,472
London Stock Exchange Group PLC	23,090	2,777,462
National Grid PLC	466,181	7,150,509
NatWest Group PLC	1,051,557	9,224,554
RELX PLC	81,026	3,264,280
		45,724,244
United States — 5.1%
Liberty Media Corp.-Liberty Formula One, Class C*	32,873	3,238,319
Mastercard, Inc., Class A	5,959	3,401,874
Philip Morris International, Inc.	19,765	3,170,306
RB Global, Inc.	12,268	1,262,009
		11,072,508
Uruguay — 0.7%
MercadoLibre, Inc.*	709	1,428,110
TOTAL COMMON STOCKS (Cost $204,079,816)		209,346,977

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $3,570,146)	3,570,146	3,570,146
TOTAL INVESTMENTS — 98.8% (Cost $207,649,962)		$212,917,123
Other Assets & Liabilities — 1.2%		2,615,559
TOTAL NET ASSETS — 100.0%		$215,532,682

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $1,066,367, which represents 0.5% of the Fund’s net assets.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
International Equity Fund
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 12/31/2025††
United Kingdom	21%
Japan	12
Germany	9
France	8
Canada	7
United States	7
Switzerland	6
Other	30
Total	100%
††	% of total investments as of December 31, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	8.2%	$17,117,814
Agriculture	1.5%	3,170,306
Apparel	2.3%	4,799,350
Auto Manufacturers	1.9%	3,944,314
Banks	8.7%	18,226,320
Beverages	3.4%	7,052,658
Chemicals	1.2%	2,605,794
Commercial Services	3.6%	7,635,650
Computers	2.7%	5,753,593
Cosmetics & Personal Care	1.3%	2,719,289
Distribution & Wholesale	0.6%	1,262,009
Diversified Financial Services	3.9%	8,085,317
Electric	7.2%	15,070,715
Electrical Components & Equipment	3.2%	6,684,111
Electronics	5.7%	11,831,414
Entertainment	1.3%	2,662,188
Food	1.4%	3,024,658
Healthcare Products	1.4%	3,028,112
Insurance	6.8%	14,170,541
Internet	4.5%	9,319,413
Machinery — Construction & Mining	4.1%	8,540,207
Machinery — Diversified	1.3%	2,688,800
Media	1.5%	3,238,319
Pharmaceuticals	5.0%	10,433,333
Semiconductors	6.7%	14,054,026
Software	4.0%	8,454,131
Telecommunications	2.9%	6,111,411
Toys, Games & Hobbies	3.7%	7,663,184
	100.0%	$209,346,977
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Canada	$15,405,852	$15,405,852	$—	$—
China	7,264,252	—	7,264,252	—
France	17,448,496	—	17,448,496	—
Germany	18,372,523	—	18,372,523	—
Hong Kong	7,970,926	—	7,970,926	—
India	6,111,411	—	6,111,411	—
Ireland	4,371,370	—	4,371,370	—
Italy	11,864,520	—	11,864,520	—
Japan	25,282,346	—	25,282,346	—
Netherlands	1,628,400	—	1,628,400	—
Singapore	6,139,488	—	6,139,488	—
Sweden	5,716,912	—	5,716,912	—
Switzerland	13,457,991	—	13,457,991	—
Taiwan	10,087,628	10,087,628	—	—
United Kingdom	45,724,244	8,576,783	37,147,461	—
United States	11,072,508	11,072,508	—	—
Uruguay	1,428,110	1,428,110	—	—
Total Common Stocks	$209,346,977	$46,570,881	$162,776,096	$—
Short-Term Investments	3,570,146	3,570,146	—	—
Total Investments	$212,917,123	$50,141,027	$162,776,096	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.9%
Brazil — 4.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	43,839	$1,067,151
TOTVS S.A.	201,622	1,548,292
		2,615,443
China — 16.2%
Contemporary Amperex Technology Co., Ltd., Class A	34,974	1,839,022
Eastroc Beverage Group Co., Ltd., Class A	15,680	600,194
NetEase, Inc.	48,175	1,326,026
Nongfu Spring Co., Ltd., Class H@	278,565	1,681,675
Shenzhen Inovance Technology Co., Ltd., Class A	55,637	599,619
Tencent Holdings Ltd.	60,806	4,666,468
		10,713,004
Greece — 3.6%
Eurobank S.A.	587,146	2,360,721
Hong Kong — 8.3%
AIA Group Ltd.	268,449	2,763,170
Alibaba Group Holding Ltd.	85,787	1,575,132
Hong Kong Exchanges & Clearing Ltd.	21,779	1,139,507
		5,477,809
India — 14.1%
Bajaj Finance Ltd.	141,550	1,556,624
Bharat Electronics Ltd.	416,067	1,851,998
Bharti Airtel Ltd.	86,744	2,036,010
Eicher Motors Ltd.	25,301	2,059,568
ICICI Bank Ltd.	52,713	788,934
Max Healthcare Institute Ltd.	36,039	419,185
Power Grid Corp. of India Ltd.	85,236	251,340
Titan Co., Ltd.	7,621	344,038
		9,307,697
Indonesia — 1.0%
Bank Central Asia Tbk PT	1,313,227	634,153
Mexico — 1.5%
Arca Continental S.A.B. de C.V.	89,611	967,893
Poland — 0.3%
Dino Polska S.A.@,*	16,721	191,978
Saudi Arabia — 1.0%
Riyad Bank	89,656	648,903
Singapore — 2.5%
Trip.com Group Ltd.	22,919	1,643,325
South Africa — 5.6%
Capitec Bank Holdings Ltd.	7,040	1,767,188
Clicks Group Ltd.	24,725	503,808
Naspers Ltd., Class N	20,869	1,391,785
		3,662,781
South Korea — 12.9%
KB Financial Group, Inc.	13,006	1,119,618
	Number of Shares	Value†

South Korea — (continued)
Samsung Electronics Co., Ltd.	32,198	$2,698,672
Samsung Fire & Marine Insurance Co., Ltd.	3,685	1,271,351
SK hynix, Inc.	7,492	3,392,963
		8,482,604
Switzerland — 1.1%
Coca-Cola HBC AG*	14,096	729,237
Taiwan — 18.4%
Accton Technology Corp.	40,417	1,525,216
ASPEED Technology, Inc.	7,428	1,708,962
Elite Material Co., Ltd.	32,855	1,721,337
MediaTek, Inc.	10,553	479,161
President Chain Store Corp.	23,321	164,199
Taiwan Semiconductor Manufacturing Co., Ltd.	133,062	6,540,967
		12,139,842
United Arab Emirates — 3.8%
Abu Dhabi Commercial Bank PJSC	314,846	1,225,866
Emaar Properties PJSC	335,436	1,280,206
		2,506,072
United States — 2.9%
PriceSmart, Inc.	15,741	1,930,948
Uruguay — 1.7%
MercadoLibre, Inc.*	573	1,154,171
TOTAL COMMON STOCKS (Cost $53,142,391)		65,166,581

PREFERRED STOCKS — 0.9%
Brazil — 0.9%
Itau Unibanco Holding S.A. (Cost $525,252)	78,786	564,034

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $536,362)	536,362	536,362
TOTAL INVESTMENTS — 100.6% (Cost $54,204,005)		$66,266,977
Other Assets & Liabilities — (0.6)%		(367,765)
TOTAL NET ASSETS — 100.0%		$65,899,212

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $1,873,653, which represents 2.8% of the Fund’s net assets.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Emerging Markets Equity Fund
AG— Aktiengesellschaft.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 12/31/2025††
Taiwan	18%
China	16
India	14
South Korea	13
Hong Kong	8
South Africa	6
Brazil	5
Other	20
Total	100%
††	% of total investments as of December 31, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.8%	$1,851,998
Auto Parts & Equipment	2.8%	1,839,022
Banks	8.7%	5,658,577
Beverages	6.1%	3,978,999
Diversified Financial Services	8.6%	5,582,937
Electric	0.4%	251,340
Electronics	0.9%	599,619
Food	0.3%	191,978
Healthcare Services	0.7%	419,185
Insurance	6.2%	4,034,521
Internet	16.0%	10,430,881
Leisure Time	3.2%	2,059,568
Miscellaneous Manufacturing	2.6%	1,721,337
Real Estate	2.0%	1,280,206
Retail	4.5%	2,942,993
Semiconductors	22.7%	14,820,725
Software	4.4%	2,874,318
Telecommunications	5.5%	3,561,226
Water	1.6%	1,067,151
	100.0%	$65,166,581
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Brazil	$2,615,443	$2,615,443	$—	$—
China	10,713,004	—	10,713,004	—
Greece	2,360,721	—	2,360,721	—
Hong Kong	5,477,809	—	5,477,809	—
India	9,307,697	—	9,307,697	—
Indonesia	634,153	—	634,153	—
Mexico	967,893	967,893	—	—
Poland	191,978	—	191,978	—
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Saudi Arabia	$648,903	$—	$648,903	$—
Singapore	1,643,325	—	1,643,325	—
South Africa	3,662,781	—	3,662,781	—
South Korea	8,482,604	1,271,351	7,211,253	—
Switzerland	729,237	—	729,237	—
Taiwan	12,139,842	—	12,139,842	—
United Arab Emirates	2,506,072	1,225,866	1,280,206	—
United States	1,930,948	1,930,948	—	—
Uruguay	1,154,171	1,154,171	—	—
Total Common Stocks	$65,166,581	$9,165,672	$56,000,909	$—
Preferred Stocks
Brazil	564,034	564,034	—	—
Total Preferred Stocks	$564,034	$564,034	$—	$—
Short-Term Investments	536,362	536,362	—	—
Total Investments	$66,266,977	$10,266,068	$56,000,909	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.2%
Entertainment — 1.0%
Caesars Entertainment, Inc.*	40,273	$941,985
Healthcare Services — 0.8%
PACS Group, Inc.*	19,587	751,945
Lodging — 0.4%
Boyd Gaming Corp.	4,461	380,256
TOTAL COMMON STOCKS (Cost $2,522,083)		2,074,186

REAL ESTATE INVESTMENT TRUSTS — 95.5%
Apartments — 10.2%
American Homes 4 Rent, Class A	37,174	1,193,285
Equity Residential	18,366	1,157,793
Essex Property Trust, Inc.	11,240	2,941,283
Invitation Homes, Inc.	94,567	2,628,017
UDR, Inc.	44,795	1,643,081
		9,563,459
Diversified — 31.0%
American Tower Corp.	24,022	4,217,542
Crown Castle, Inc.	55,544	4,936,195
Digital Realty Trust, Inc.	47,307	7,318,866
Equinix, Inc.	5,988	4,587,766
Gaming and Leisure Properties, Inc.	15,990	714,593
Lamar Advertising Co., Class A	3,742	473,662
Outfront Media, Inc.	27,477	662,196
SBA Communications Corp.	20,413	3,948,487
Weyerhaeuser Co.	95,730	2,267,844
		29,127,151
Healthcare — 16.1%
CareTrust REIT, Inc.	32,361	1,170,174
Healthcare Realty Trust, Inc.	111,948	1,897,519
Omega Healthcare Investors, Inc.	24,271	1,076,176
Welltower, Inc.	59,248	10,997,021
		15,140,890
Hotels & Resorts — 2.7%
Host Hotels & Resorts, Inc.	143,815	2,549,840
Industrial — 7.0%
Americold Realty Trust, Inc.	22,501	289,363
EastGroup Properties, Inc.	9,682	1,724,752
Prologis, Inc.	35,434	4,523,504
		6,537,619
Manufactured Homes — 3.5%
Equity LifeStyle Properties, Inc.	12,047	730,169
Sun Communities, Inc.	20,729	2,568,530
		3,298,699
Office Property — 4.1%
BXP, Inc.	25,512	1,721,550
Highwoods Properties, Inc.	42,413	1,095,103
Hudson Pacific Properties, Inc.*	13,802	149,476
Kilroy Realty Corp.	10,337	386,294
	Number of Shares	Value†

Office Property — (continued)
SL Green Realty Corp.	11,606	$532,367
		3,884,790
Regional Malls — 1.9%
Simon Property Group, Inc.	9,449	1,749,104
Single Tenant — 5.3%
Agree Realty Corp.	43,345	3,122,141
Essential Properties Realty Trust, Inc.	13,205	391,660
Realty Income Corp.	25,392	1,431,347
		4,945,148
Storage & Warehousing — 10.0%
Extra Space Storage, Inc.	33,675	4,385,158
Iron Mountain, Inc.	42,285	3,507,541
Public Storage	5,938	1,540,911
		9,433,610
Strip Centers — 3.7%
Kimco Realty Corp.	99,329	2,013,399
Kite Realty Group Trust	62,953	1,508,983
		3,522,382
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $87,898,827)		89,752,692

WARRANTS — 0.3%
Hudson Pacific Properties, Inc. Expiration Date 06/13/27* (Cost $376,985)	24,259	261,027

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,050,949)	1,050,949	1,050,949
TOTAL INVESTMENTS — 99.1% (Cost $91,848,844)		$93,138,854
Other Assets & Liabilities — 0.9%		845,134
TOTAL NET ASSETS — 100.0%		$93,983,988

†	See Security Valuation Note.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Real Estate Securities Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$2,074,186	$2,074,186	$—	$—
Real Estate Investment Trusts	89,752,692	89,752,692	—	—
Warrants	261,027	—	261,027	—
Short-Term Investments	1,050,949	1,050,949	—	—
Total Investments	$93,138,854	$92,877,827	$261,027	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 77.3%
Penn Series Flexibly Managed Fund*	41,681	$4,987,946
Penn Series Index 500 Fund*	248,654	15,516,002
Penn Series Large Cap Growth Fund*	11,349	556,770
Penn Series Large Cap Value Fund*	58,387	3,276,073
Penn Series Large Core Growth Fund*	55,569	2,247,221
Penn Series Large Core Value Fund*	58,594	2,217,216
Penn Series Large Growth Stock Fund*	30,472	3,359,594
Penn Series Mid Cap Growth Fund*	27,749	1,087,483
Penn Series Mid Cap Value Fund*	31,141	1,095,857
Penn Series Mid Core Value Fund*	52,341	2,168,999
Penn Series Real Estate Securities Fund*	80,255	2,743,114
Penn Series Small Cap Index Fund*	41,435	1,623,444
Penn Series SMID Cap Growth Fund*	20,723	1,090,835
Penn Series SMID Cap Value Fund*	25,277	1,086,668
TOTAL AFFILIATED EQUITY FUNDS (Cost $31,079,850)		43,057,222

AFFILIATED FIXED INCOME FUNDS — 7.0%
Penn Series Limited Maturity Bond Fund*	36,082	553,138
Penn Series Quality Bond Fund*	189,805	3,323,477
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,456,690)		3,876,615

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.0%
Penn Series Developed International Index Fund*	165,949	3,888,179
Penn Series Emerging Markets Equity Fund*	41,665	564,561
Penn Series International Equity Fund*	85,509	3,885,554
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,026,802)		8,338,294

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $431,559)	431,559	431,559
TOTAL INVESTMENTS — 100.1% (Cost $41,994,901)		$55,703,690
Other Assets & Liabilities — (0.1)%		(28,502)
TOTAL NET ASSETS — 100.0%		$55,675,188

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$43,057,222	$43,057,222	$—	$—
Affiliated Fixed Income Funds	3,876,615	3,876,615	—	—
Affiliated International Equity Funds	8,338,294	8,338,294	—	—
Short-Term Investments	431,559	431,559	—	—
Total Investments	$55,703,690	$55,703,690	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.6%
Penn Series Flexibly Managed Fund*	142,208	$17,018,016
Penn Series Index 500 Fund*	757,498	47,267,870
Penn Series Large Cap Growth Fund*	38,722	1,899,708
Penn Series Large Cap Value Fund*	199,190	11,176,527
Penn Series Large Core Growth Fund*	142,209	5,750,942
Penn Series Large Core Value Fund*	199,918	7,564,918
Penn Series Large Growth Stock Fund*	69,320	7,642,579
Penn Series Mid Cap Growth Fund*	94,676	3,710,341
Penn Series Mid Cap Value Fund*	53,122	1,869,353
Penn Series Mid Core Value Fund*	178,554	7,399,281
Penn Series Real Estate Securities Fund*	273,778	9,357,744
Penn Series Small Cap Index Fund*	141,371	5,538,903
Penn Series SMID Cap Growth Fund*	35,353	1,860,974
Penn Series SMID Cap Value Fund*	86,237	3,707,312
TOTAL AFFILIATED EQUITY FUNDS (Cost $90,170,479)		131,764,468

AFFILIATED FIXED INCOME FUNDS — 17.0%
Penn Series Limited Maturity Bond Fund*	246,199	3,774,229
Penn Series Quality Bond Fund*	1,618,879	28,346,573
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $29,000,796)		32,120,802

AFFILIATED INTERNATIONAL EQUITY FUNDS — 13.0%
Penn Series Developed International Index Fund*	566,191	13,265,868
Penn Series Emerging Markets Equity Fund*	142,161	1,926,277
Penn Series International Equity Fund*	208,395	9,469,456
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,774,218)		24,661,601

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,134,488)	1,134,488	1,134,488
TOTAL INVESTMENTS — 100.2% (Cost $140,079,981)		$189,681,359
Other Assets & Liabilities — (0.2)%		(285,409)
TOTAL NET ASSETS — 100.0%		$189,395,950

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$131,764,468	$131,764,468	$—	$—
Affiliated Fixed Income Funds	32,120,802	32,120,802	—	—
Affiliated International Equity Funds	24,661,601	24,661,601	—	—
Short-Term Investments	1,134,488	1,134,488	—	—
Total Investments	$189,681,359	$189,681,359	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 53.6%
Penn Series Flexibly Managed Fund*	139,623	$16,708,720
Penn Series Index 500 Fund*	624,727	38,982,932
Penn Series Large Cap Growth Fund*	38,017	1,865,116
Penn Series Large Cap Value Fund*	97,792	5,487,133
Penn Series Large Core Growth Fund*	46,538	1,881,995
Penn Series Large Core Value Fund*	98,141	3,713,639
Penn Series Large Growth Stock Fund*	51,041	5,627,309
Penn Series Mid Cap Growth Fund*	92,958	3,643,035
Penn Series Mid Core Value Fund*	175,328	7,265,578
Penn Series Real Estate Securities Fund*	215,063	7,350,839
Penn Series Small Cap Index Fund*	92,539	3,625,690
Penn Series SMID Cap Growth Fund*	34,711	1,827,183
Penn Series SMID Cap Value Fund*	42,337	1,820,060
TOTAL AFFILIATED EQUITY FUNDS (Cost $67,869,270)		99,799,229

AFFILIATED FIXED INCOME FUNDS — 36.9%
Penn Series High Yield Bond Fund*	360,939	7,438,962
Penn Series Limited Maturity Bond Fund*	362,593	5,558,556
Penn Series Quality Bond Fund*	3,178,939	55,663,219
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $62,190,282)		68,660,737

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.0%
Penn Series Developed International Index Fund*	397,074	9,303,442
Penn Series Emerging Markets Equity Fund*	139,572	1,891,205
Penn Series International Equity Fund*	122,763	5,578,355
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $12,561,037)		16,773,002

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,199,649)	1,199,649	1,199,649
TOTAL INVESTMENTS — 100.1% (Cost $143,820,238)		$186,432,617
Other Assets & Liabilities — (0.1)%		(204,205)
TOTAL NET ASSETS — 100.0%		$186,228,412

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$99,799,229	$99,799,229	$—	$—
Affiliated Fixed Income Funds	68,660,737	68,660,737	—	—
Affiliated International Equity Funds	16,773,002	16,773,002	—	—
Short-Term Investments	1,199,649	1,199,649	—	—
Total Investments	$186,432,617	$186,432,617	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.5%
Penn Series Flexibly Managed Fund*	47,265	$5,656,190
Penn Series Index 500 Fund*	158,612	9,897,366
Penn Series Large Cap Growth Fund*	14,478	710,309
Penn Series Large Cap Value Fund*	37,241	2,089,607
Penn Series Large Core Value Fund*	37,376	1,414,288
Penn Series Mid Core Value Fund*	33,383	1,383,409
Penn Series Real Estate Securities Fund*	81,902	2,799,398
Penn Series Small Cap Index Fund*	17,620	690,344
Penn Series SMID Cap Value Fund*	16,122	693,101
TOTAL AFFILIATED EQUITY FUNDS (Cost $18,660,732)		25,334,012

AFFILIATED FIXED INCOME FUNDS — 56.4%
Penn Series High Yield Bond Fund*	171,819	3,541,199
Penn Series Limited Maturity Bond Fund*	276,168	4,233,650
Penn Series Quality Bond Fund*	1,856,283	32,503,513
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $36,690,052)		40,278,362

AFFILIATED INTERNATIONAL EQUITY FUNDS — 7.0%
Penn Series Developed International Index Fund*	120,976	2,834,462
Penn Series International Equity Fund*	46,752	2,124,428
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $4,001,765)		4,958,890

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $809,726)	809,726	809,726
TOTAL INVESTMENTS — 100.0% (Cost $60,162,275)		$71,380,990
Other Assets & Liabilities — (0.0)%		(16,801)
TOTAL NET ASSETS — 100.0%		$71,364,189

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$25,334,012	$25,334,012	$—	$—
Affiliated Fixed Income Funds	40,278,362	40,278,362	—	—
Affiliated International Equity Funds	4,958,890	4,958,890	—	—
Short-Term Investments	809,726	809,726	—	—
Total Investments	$71,380,990	$71,380,990	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2025
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.5%
Penn Series Flexibly Managed Fund*	26,695	$3,194,605
Penn Series Index 500 Fund*	57,594	3,593,889
Penn Series Large Core Value Fund*	10,556	399,423
Penn Series Mid Core Value Fund*	9,425	390,578
Penn Series Real Estate Securities Fund*	23,125	790,423
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,575,480)		8,368,918

AFFILIATED FIXED INCOME FUNDS — 75.1%
Penn Series High Yield Bond Fund*	97,036	1,999,918
Penn Series Limited Maturity Bond Fund*	233,946	3,586,387
Penn Series Quality Bond Fund*	1,435,802	25,140,890
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $28,330,604)		30,727,195

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $585,046)	34,164	800,460

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%) (Cost $1,037,860)	1,037,860	1,037,860
TOTAL INVESTMENTS — 100.1% (Cost $36,528,990)		$40,934,433
Other Assets & Liabilities — (0.1)%		(38,397)
TOTAL NET ASSETS — 100.0%		$40,896,036

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$8,368,918	$8,368,918	$—	$—
Affiliated Fixed Income Funds	30,727,195	30,727,195	—	—
Affiliated International Equity Funds	800,460	800,460	—	—
Short-Term Investments	1,037,860	1,037,860	—	—
Total Investments	$40,934,433	$40,934,433	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
ASSETS:
Investments at value	$113,123,035	$69,455,366	$345,484,717	$121,162,999
Initial margin held by broker for open futures	—	—	74,980	—
Interest and dividends receivable	62,550	383,302	2,093,961	2,036,526
Receivable for investment securities sold	—	—	—	1,488,750
Receivable for capital stock sold	—	40,264	63	—
Other assets	2,657	1,353	7,379	2,715
Total Assets	113,188,242	69,880,285	347,661,100	124,690,990
LIABILITIES:
Cash overdraft	—	568	—	—
Payable for investment securities purchased	—	—	—	1,488,750
Payable for capital stock redeemed	—	3,910	84,542	183,668
Futures variation margin payable	—	—	8,125	—
Payable to investment adviser (See Note 3)	32,464	30,855	133,076	48,130
Payable to the administrator (See Note 3)	9,991	5,292	26,356	9,355
Accounting fees payable	15,887	10,047	36,954	16,353
Pricing fees payable	2,775	6,278	7,825	6,668
Shareholder servicing fees payable	26,973	15,875	79,067	28,064
Transaction fee payable	2,586	829	1,643	1,435
Other liabilities	8,940	7,070	26,168	10,945
Total Liabilities	99,616	80,724	403,756	1,793,368
NET ASSETS	$113,088,626	$69,799,561	$347,257,344	$122,897,622
Investments at cost	$113,123,035	$71,042,976	$354,607,337	$117,939,535
COMPONENTS OF NET ASSETS:
Paid-in capital	$113,089,590	$78,969,172	$400,618,441	$125,493,005
Total distributable earnings (loss)	(964)	(9,169,611)	(53,361,097)	(2,595,383)
NET ASSETS	$113,088,626	$69,799,561	$347,257,344	$122,897,622

Shares outstanding, $0.10 par value, 500 million shares authorized	113,068,321
Shares outstanding, $0.10 par value, 250 million shares authorized			19,829,377	5,964,261
Shares outstanding, $0.0001 par value, 250 million shares authorized		4,553,659
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$15.33	$17.51	$20.61

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
ASSETS:
Investments of affiliated issuers at value	$—	$79,967,429	$—	$—
Investments of unaffiliated issuers at value	5,033,001,657	331,638	376,407,003	71,854,952
Cash	1,807,764	30	418,395	500
Foreign currency at value	2,493,953	—	50	1
Interest and dividends receivable	15,376,877	54	33,314	19,241
Tax reclaims receivable	44,022	—	1,580	12,459
Receivable for investment securities sold	9,831,731	37,903	274,345	—
Receivable for capital stock sold	362,960	—	65,052	—
Other assets	111,523	1,727	8,091	1,588
Total Assets	5,063,030,487	80,338,781	377,207,830	71,888,741
LIABILITIES:
Written options at value	14,282,633	—	—	—
Payable for investment securities purchased	16,032,716	—	—	—
Payable for capital stock redeemed	2,643,528	48,667	109,926	108,030
Payable to investment adviser (See Note 3)	2,940,541	—	218,592	32,518
Payable to the administrator (See Note 3)	385,706	6,108	29,123	5,531
Accounting fees payable	272,691	3,794	39,319	10,423
Pricing fees payable	9,479	1,234	2,761	1,971
Shareholder servicing fees payable	1,157,117	18,322	87,370	16,593
Transaction fee payable	21,587	0	7,029	4,147
Other liabilities	372,972	7,309	33,093	8,824
Total Liabilities	38,118,970	85,434	527,213	188,037
NET ASSETS	$5,024,911,517	$80,253,347	$376,680,617	$71,700,704
Investments of affiliated issuers at cost	$—	$51,970,148	$—	$—
Investments of unaffiliated issuers at cost	$4,742,425,408	$331,638	$195,087,473	$48,366,857
Written options, premiums received	$(10,258,647)	$—	$—	$—
Foreign currency at cost	$2,314,588	$—	$50	$1
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,772,186,566	$52,256,069	$195,995,802	$48,310,380
Total distributable earnings (loss)	252,724,951	27,997,278	180,684,815	23,390,324
NET ASSETS	$5,024,911,517	$80,253,347	$376,680,617	$71,700,704

Shares outstanding, $0.10 par value, 250 million shares authorized	41,988,199		3,416,555
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,979,801		1,461,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$119.67	$40.54	$110.25	$49.06

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
ASSETS:
Investments at value	$136,003,754	$161,031,813	$130,515,382	$928,365,404
Initial margin held by broker for open futures	—	—	—	179,211
Foreign currency at value	1	—	—	—
Interest and dividends receivable	28,619	139,402	82,804	478,096
Tax reclaims receivable	11,741	91,174	13,267	308
Receivable for capital stock sold	111,323	—	—	—
Other assets	2,887	3,510	2,729	19,997
Total Assets	136,158,325	161,265,899	130,614,182	929,043,016
LIABILITIES:
Payable for capital stock redeemed	9,560	322,894	811,289	838,002
Futures variation margin payable	—	—	—	20,700
Payable to investment adviser (See Note 3)	66,935	92,287	71,131	98,800
Payable to the administrator (See Note 3)	10,349	12,167	9,790	69,813
Accounting fees payable	17,632	20,052	16,953	69,195
Pricing fees payable	1,481	2,657	1,599	4,147
Shareholder servicing fees payable	31,046	36,502	29,371	209,438
Transaction fee payable	3,212	5,225	2,326	13,700
Other liabilities	6,376	14,141	10,732	75,493
Total Liabilities	146,591	505,925	953,191	1,399,288
NET ASSETS	$136,011,734	$160,759,974	$129,660,991	$927,643,728
Investments at cost	$89,539,268	$132,571,973	$109,894,530	$388,167,772
Foreign currency at cost	$1	$—	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$146,441,108	$132,665,546	$109,631,502	$393,244,511
Total distributable earnings (loss)	(10,429,374)	28,094,428	20,029,489	534,399,217
NET ASSETS	$136,011,734	$160,759,974	$129,660,991	$927,643,728

Shares outstanding, $0.10 par value, 250 million shares authorized		2,865,073
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,363,495		3,426,620	14,867,236
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$40.44	$56.11	$37.84	$62.40

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
ASSETS:
Investments at value	$117,981,389	$84,794,156	$65,366,773	$67,596,869
Cash	—	—	500	—
Foreign currency at value	—	—	12	—
Interest and dividends receivable	33,428	55,349	155,712	7,209
Tax reclaims receivable	—	—	21,089	—
Receivable for investment securities sold	—	—	71,787	—
Receivable for capital stock sold	1,022,152	—	94,262	—
Unrealized appreciation of forward foreign currency contracts	—	—	4,918	—
Other assets	2,757	1,864	1,626	1,469
Total Assets	119,039,726	84,851,369	65,716,679	67,605,547
LIABILITIES:
Payable for capital stock redeemed	897	155,201	2,733	454,432
Payable to investment adviser (See Note 3)	69,855	39,929	39,973	42,783
Payable to the administrator (See Note 3)	9,360	6,410	5,382	5,112
Unrealized depreciation of forward foreign currency contracts	—	—	12,952	—
Accounting fees payable	16,274	12,008	10,122	9,759
Pricing fees payable	2,024	2,057	2,662	1,863
Shareholder servicing fees payable	28,080	19,230	16,145	15,336
Transaction fee payable	7,605	2,552	16,857	7,318
Other liabilities	5,757	8,407	9,033	7,233
Total Liabilities	139,852	245,794	115,859	543,836
NET ASSETS	$118,899,874	$84,605,575	$65,600,820	$67,061,711
Investments at cost	$100,516,640	$65,653,879	$64,000,009	$58,615,718
Foreign currency at cost	$—	$—	$12	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$101,575,905	$65,566,748	$64,948,674	$58,278,290
Total distributable earnings (loss)	17,323,969	19,038,827	652,146	8,783,421
NET ASSETS	$118,899,874	$84,605,575	$65,600,820	$67,061,711

Shares outstanding, $0.0001 par value, 250 million shares authorized	3,034,244	2,403,913	1,582,990	1,274,035
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.19	$35.19	$41.44	$52.64

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
ASSETS:
Investments at value	$43,353,682	$94,754,218	$143,601,980	$80,548,805
Cash	—	—	—	1,601
Initial margin held by broker for open futures	—	—	—	19,075
Foreign currency at value	—	1	—	—
Interest and dividends receivable	59,528	19,339	198,229	76,539
Tax reclaims receivable	—	7,278	10,674	415
Receivable for investment securities sold	9,435	—	46,111	48,641
Receivable for capital stock sold	20,050	—	—	—
Other assets	1,001	2,026	3,150	1,792
Total Assets	43,443,696	94,782,862	143,860,144	80,696,868
LIABILITIES:
Payable for investment securities purchased	33,231	114,110	—	42,951
Payable for capital stock redeemed	1,186	584,877	517,826	34,154
Futures variation margin payable	—	—	—	1,970
Payable to investment adviser (See Note 3)	30,024	56,263	85,045	20,993
Payable to the administrator (See Note 3)	3,341	7,182	10,877	6,158
Accounting fees payable	6,606	13,365	18,371	11,542
Pricing fees payable	1,775	2,712	2,834	11,065
Shareholder servicing fees payable	10,022	21,545	32,630	18,475
Transaction fee payable	8,725	6,353	13,388	18,977
Other liabilities	5,553	10,256	12,694	15,426
Total Liabilities	100,463	816,663	693,665	181,711
NET ASSETS	$43,343,233	$93,966,199	$143,166,479	$80,515,157
Investments at cost	$41,214,695	$65,353,757	$128,471,320	$71,301,021
Foreign currency at cost	$—	$1	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$41,518,151	$64,624,341	$128,642,678	$71,928,497
Total distributable earnings (loss)	1,825,082	29,341,858	14,523,801	8,586,660
NET ASSETS	$43,343,233	$93,966,199	$143,166,479	$80,515,157

Shares outstanding, $0.10 par value, 500 million shares authorized	1,008,329		2,475,278
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,251,478		2,054,902
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$42.99	$75.08	$57.84	$39.18

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
ASSETS:
Investments at value	$94,520,474	$212,917,123	$66,266,977	$93,138,854
Initial margin held by broker for open futures	101,225	—	—	—
Foreign currency at value	139,964	14,284	6,458	—
Interest and dividends receivable	68,371	317,927	49,900	309,686
Tax reclaims receivable	504,488	534,022	4,352	—
Receivable for investment securities sold	—	79,052	629,269	—
Receivable for capital stock sold	—	1,942,131	—	649,257
Futures variation margin receivable	23,490	—	—	—
Unrealized appreciation of forward foreign currency contracts	63	—	—	—
Other assets	1,793	4,983	1,437	2,053
Total Assets	95,359,868	215,809,522	66,958,393	94,099,850
LIABILITIES:
Payable for capital stock redeemed	453,200	3,520	754,630	3,949
Futures variation margin payable	40,500	—	—	—
Payable to investment adviser (See Note 3)	23,093	146,520	46,409	55,662
Payable to the administrator (See Note 3)	6,588	16,898	5,000	7,212
Deferred capital gains tax (See Note 2)	—	—	164,971	—
Unrealized depreciation of forward foreign currency contracts	288	—	—	—
Accounting fees payable	13,859	31,198	12,117	13,327
Pricing fees payable	36,271	3,918	6,716	1,716
Shareholder servicing fees payable	19,763	50,692	15,001	21,635
Transaction fee payable	25,347	8,936	27,880	3,163
Other liabilities	12,640	15,158	26,457	9,198
Total Liabilities	631,549	276,840	1,059,181	115,862
NET ASSETS	$94,728,319	$215,532,682	$65,899,212	$93,983,988
Investments at cost	$56,148,468	$207,649,962	$54,204,005	$91,848,844
Foreign currency at cost	$140,178	$14,437	$6,167	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$58,186,716	$211,979,153	$71,313,347	$93,409,717
Total distributable earnings (loss)	36,541,603	3,553,529	(5,414,135)	574,271
NET ASSETS	$94,728,319	$215,532,682	$65,899,212	$93,983,988

Shares outstanding, $0.10 par value, 250 million shares authorized		4,743,383
Shares outstanding, $0.0001 par value, 250 million shares authorized	4,043,416		4,863,326	2,749,357
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.43	$45.44	$13.55	$34.18

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$55,272,131	$188,546,871	$185,232,968	$70,571,264
Investments of unaffiliated issuers at value	431,559	1,134,488	1,199,649	809,726
Interest and dividends receivable	101	—	139	203
Receivable for investment securities sold	8,368	19,263	17,195	46,093
Receivable for capital stock sold	—	—	952	—
Other assets	1,229	4,209	4,144	1,571
Total Assets	55,713,388	189,704,831	186,455,047	71,428,857
LIABILITIES:
Payable for capital stock redeemed	5,331	207,471	127,312	24,170
Payable to investment adviser (See Note 3)	5,702	19,509	19,062	7,311
Payable to the administrator (See Note 3)	4,269	14,555	14,255	5,426
Accounting fees payable	3,427	6,724	6,598	3,654
Pricing fees payable	1,234	1,234	1,234	1,234
Shareholder servicing fees payable	12,806	43,665	42,766	16,278
Other liabilities	5,431	15,723	15,408	6,595
Total Liabilities	38,200	308,881	226,635	64,668
NET ASSETS	$55,675,188	$189,395,950	$186,228,412	$71,364,189
Investments of affiliated issuers at cost	$41,563,342	$138,945,493	$142,620,589	$59,352,549
Investments of unaffiliated issuers at cost	$431,559	$1,134,488	$1,199,649	$809,726
COMPONENTS OF NET ASSETS:
Paid-in capital	$42,116,578	$140,068,648	$143,732,927	$60,242,778
Total distributable earnings (loss)	13,558,610	49,327,302	42,495,485	11,121,411
NET ASSETS	$55,675,188	$189,395,950	$186,228,412	$71,364,189

Shares outstanding, $0.0001 par value, 250 million shares authorized	1,662,760	5,588,202	6,610,816	2,995,655
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$33.48	$33.89	$28.17	$23.82

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$39,896,573
Investments of unaffiliated issuers at value	1,037,860
Interest and dividends receivable	467
Receivable for investment securities sold	1,774
Receivable for capital stock sold	431
Other assets	912
Total Assets	40,938,017
LIABILITIES:
Payable for capital stock redeemed	16,559
Payable to investment adviser (See Note 3)	4,225
Payable to the administrator (See Note 3)	3,125
Accounting fees payable	3,188
Pricing fees payable	1,234
Shareholder servicing fees payable	9,376
Other liabilities	4,274
Total Liabilities	41,981
NET ASSETS	$40,896,036
Investments of affiliated issuers at cost	$35,491,130
Investments of unaffiliated issuers at cost	$1,037,860
COMPONENTS OF NET ASSETS:
Paid-in capital	$36,652,699
Total distributable earnings (loss)	4,243,337
NET ASSETS	$40,896,036

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,090,310
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.56
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$822,559	$42,282	$59,148	$200,705
Interest	4,431,517	3,384,801	17,094,495	8,112,255
Foreign taxes withheld	—	—	—	(6,304)
Total Investment Income	5,254,076	3,427,083	17,153,643	8,306,656
EXPENSES:
Investment advisory fees (See Note 3)	412,042	326,121	1,578,746	566,811
Shareholder servicing fees (See Note 3)	112,375	63,806	314,854	110,898
Administration fees (See Note 3)	37,458	21,269	104,951	36,966
Accounting fees (See Note 3)	82,431	49,799	184,951	81,663
Directors’ fees and expenses	5,498	3,103	15,293	5,374
Custodian fees and expenses	9,373	2,667	23,104	9,053
Pricing fees	8,135	13,002	22,815	16,434
Professional fees	10,999	11,106	41,007	13,485
Printing fees	7,178	4,798	19,379	7,690
Recaptured advisory fee (See Note 3)	—	11,962	—	—
Other expenses	36,652	33,292	68,294	44,054
Total Expenses	722,141	540,925	2,373,394	892,428
Less: Waivers and reimbursement from advisor (See Note 3)	—	(16,296)	—	—
Net Expenses	722,141	524,629	2,373,394	892,428
Net Investment Income (Loss)	4,531,935	2,902,454	14,780,249	7,414,228
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	198,745	(1,578,476)	496,104
Futures contracts	—	136,956	438,478	—
Net realized gain (loss)	—	335,701	(1,139,998)	496,104
Net change in unrealized appreciation (depreciation) of:
Investments	—	1,050,099	11,515,637	2,507,925
Futures contracts	—	(81,368)	278,081	—
Foreign currencies	—	—	—	(395)
Net change in unrealized appreciation (depreciation)	—	968,731	11,793,718	2,507,530
Net Realized and Unrealized Gain (Loss)	—	1,304,432	10,653,720	3,003,634
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,531,935	$4,206,886	$25,433,969	$10,417,862

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividends	$41,018,792	$13,718	$1,614,229	$732,428
Interest	91,378,407	—	—	—
Foreign taxes withheld	(570,986)	—	(17,171)	(15,172)
Total Investment Income	131,826,213	13,718	1,597,058	717,256
EXPENSES:
Investment advisory fees (See Note 3)	34,892,117	—	2,468,310	375,783
Shareholder servicing fees (See Note 3)	4,586,607	70,782	327,920	63,812
Administration fees (See Note 3)	1,528,869	23,594	109,307	21,271
Accounting fees (See Note 3)	1,159,246	12,000	189,280	49,632
Directors’ fees and expenses	221,816	3,404	15,697	3,069
Custodian fees and expenses	361,587	5,568	25,735	5,702
Pricing fees	24,343	3,179	7,290	5,244
Professional fees	548,100	8,126	41,425	8,316
Printing fees	258,868	5,258	23,241	4,923
Other expenses	727,948	23,728	128,124	50,269
Total Expenses	44,309,501	155,639	3,336,329	588,021
Net Investment Income (Loss)	87,516,712	(141,921)	(1,739,271)	129,235
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Affiliated Investments	—	7,126,016	—	—
Unaffiliated investments	667,623,735	—	53,383,799	3,410,375
Written options	1,572,668	—	—	—
Foreign currencies	(12,544)	—	(3,367)	1,584
Forward foreign currency contracts	—	—	5,728	—
Net realized gain (loss)	669,183,859	7,126,016	53,386,160	3,411,959
Net change in unrealized appreciation (depreciation) of:
Affiliated Investments	—	2,895,815	—	—
Unaffiliated Investments	(175,214,422)	—	745,641	3,144,152
Written options	(6,148,782)	—	—	—
Foreign currencies	272,845	—	168	1,435
Net change in unrealized appreciation (depreciation)	(181,090,359)	2,895,815	745,809	3,145,587
Net Realized and Unrealized Gain (Loss)	488,093,500	10,021,831	54,131,969	6,557,546
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$575,610,212	$9,879,910	$52,392,698	$6,686,781

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
INVESTMENT INCOME:
Dividends	$900,655	$2,948,345	$2,499,426	$11,023,311
Foreign taxes withheld	(18,158)	(16,315)	—	(2,237)
Total Investment Income	882,497	2,932,030	2,499,426	11,021,074
EXPENSES:
Investment advisory fees (See Note 3)	775,999	1,076,840	805,186	1,093,210
Shareholder servicing fees (See Note 3)	120,414	144,951	113,229	786,157
Administration fees (See Note 3)	40,138	48,317	37,743	262,052
Accounting fees (See Note 3)	86,896	100,547	82,951	314,702
Directors’ fees and expenses	5,801	6,957	5,421	37,524
Custodian fees and expenses	9,608	11,666	8,619	62,308
Pricing fees	3,749	7,448	4,330	11,866
Professional fees	13,890	17,692	14,426	92,113
Printing fees	9,187	10,725	9,065	46,826
Other expenses	67,761	72,972	56,308	225,915
Total Expenses	1,133,443	1,498,115	1,137,278	2,932,673
Net Investment Income (Loss)	(250,946)	1,433,915	1,362,148	8,088,401
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,009,371	9,543,096	3,116,106	66,876,863
Futures contracts	—	—	—	315,282
Net realized gain (loss)	5,009,371	9,543,096	3,116,106	67,192,145
Net change in unrealized appreciation (depreciation) of:
Investments	6,581,019	4,358,245	10,095,994	67,652,058
Futures contracts	—	—	—	83,863
Foreign currencies	531	—	449	—
Net change in unrealized appreciation (depreciation)	6,581,550	4,358,245	10,096,443	67,735,921
Net Realized and Unrealized Gain (Loss)	11,590,921	13,901,341	13,212,549	134,928,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,339,975	$15,335,256	$14,574,697	$143,016,467

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
INVESTMENT INCOME:
Dividends	$553,740	$1,528,153	$1,928,558	$281,582
Foreign taxes withheld	—	(3,857)	(36,879)	—
Total Investment Income	553,740	1,524,296	1,891,679	281,582
EXPENSES:
Investment advisory fees (See Note 3)	863,026	459,928	498,651	501,524
Shareholder servicing fees (See Note 3)	114,224	76,655	65,998	61,832
Administration fees (See Note 3)	38,075	25,552	21,999	20,611
Accounting fees (See Note 3)	83,458	59,620	51,337	48,091
Directors’ fees and expenses	5,540	3,696	3,205	2,979
Custodian fees and expenses	8,880	6,085	6,872	4,872
Pricing fees	5,522	5,640	7,434	4,976
Professional fees	14,197	9,624	9,559	8,434
Printing fees	8,663	5,544	4,978	4,746
Recaptured advisory fee (See Note 3)	—	5,257	—	—
Other expenses	82,604	50,528	95,546	63,695
Total Expenses	1,224,189	708,129	765,579	721,760
Less: Waivers and reimbursement from advisor (See Note 3)	—	(1,202)	—	—
Net Expenses	1,224,189	706,927	765,579	721,760
Net Investment Income (Loss)	(670,449)	817,369	1,126,100	(440,178)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,536,603	3,011,130	4,530,358	1,742,048
Foreign currencies	—	29	(60,969)	—
Forward foreign currency contracts	—	—	(361,730)	—
Net realized gain (loss)	1,536,603	3,011,159	4,107,659	1,742,048
Net change in unrealized appreciation (depreciation) of:
Investments	446,424	1,717,682	1,082,415	(100,710)
Foreign currencies	—	(10)	2,746	—
Forward foreign currency contracts	—	—	(77,316)	—
Net change in unrealized appreciation (depreciation)	446,424	1,717,672	1,007,845	(100,710)
Net Realized and Unrealized Gain (Loss)	1,983,027	4,728,831	5,115,504	1,641,338
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,312,578	$5,546,200	$6,241,604	$1,201,160

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends	$783,131	$540,488	$2,379,908	$973,920
Foreign taxes withheld	(2,371)	(8,261)	—	(2,256)
Total Investment Income	780,760	532,227	2,379,908	971,664
EXPENSES:
Investment advisory fees (See Note 3)	374,056	651,531	968,844	236,998
Shareholder servicing fees (See Note 3)	42,081	85,020	127,342	71,099
Administration fees (See Note 3)	14,027	28,340	42,447	23,700
Accounting fees (See Note 3)	32,775	66,037	90,746	55,300
Directors’ fees and expenses	2,038	4,089	6,117	3,429
Custodian fees and expenses	3,420	7,404	9,983	5,649
Pricing fees	4,773	7,471	7,924	32,662
Professional fees	6,054	11,847	16,955	16,791
Printing fees	3,660	6,021	8,401	5,306
Other expenses	57,050	69,560	90,626	111,929
Total Expenses	539,934	937,320	1,369,385	562,863
Net Investment Income (Loss)	240,826	(405,093)	1,010,523	408,801
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,815,981	9,934,523	11,562,944	4,805,416
Futures contracts	—	—	—	(24,321)
Foreign currencies	—	(616)	—	(2)
Net realized gain (loss)	1,815,981	9,933,907	11,562,944	4,781,093
Net change in unrealized appreciation (depreciation) of:
Investments	(913,888)	(1,964,243)	1,967,208	3,482,550
Futures contracts	—	—	—	29,442
Foreign currencies	—	372	—	—
Net change in unrealized appreciation (depreciation)	(913,888)	(1,963,871)	1,967,208	3,511,992
Net Realized and Unrealized Gain (Loss)	902,093	7,970,036	13,530,152	8,293,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,142,919	$7,564,943	$14,540,675	$8,701,886

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
INVESTMENT INCOME:
Dividends	$2,585,861	$5,263,679	$1,455,603	$2,856,562
Foreign taxes withheld	(261,117)	(659,204)	(152,203)	—
Total Investment Income	2,324,744	4,604,475	1,303,400	2,856,562
EXPENSES:
Investment advisory fees (See Note 3)	250,314	1,818,794	568,130	688,429
Shareholder servicing fees (See Note 3)	75,094	209,330	61,604	88,512
Administration fees (See Note 3)	25,031	69,777	20,535	29,504
Accounting fees (See Note 3)	66,795	159,612	55,025	68,739
Directors’ fees and expenses	3,549	10,016	2,945	4,273
Custodian fees and expenses	19,794	52,310	45,507	7,189
Pricing fees	88,509	11,225	16,751	4,696
Professional fees	43,746	38,028	41,714	10,162
Printing fees	5,505	12,861	4,682	6,091
Recaptured advisory fee (See Note 3)	12,541	—	—	—
Other expenses	184,165	117,264	142,915	43,185
Total Expenses	775,043	2,499,217	959,808	950,780
Less: Waivers and reimbursement from advisor (See Note 3)	(9,983)	—	—	—
Net Expenses	765,060	2,499,217	959,808	950,780
Net Investment Income (Loss)	1,559,684	2,105,258	343,592	1,905,782
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,022,593	24,501,818	5,457,155	3,075,183
Futures contracts	501,816	—	—	—
Foreign currencies	40,130	(1,543,433)	(193,815)	—
Forward foreign currency contracts	(49,218)	—	(38)	—
Net realized gain (loss)	4,515,321	22,958,385	5,263,302	3,075,183
Net change in unrealized appreciation (depreciation) of:
Investments	15,877,215	(4,896,481)	11,535,074	(2,657,329)
Futures contracts	116,185	—	—	—
Foreign currencies	69,947	67,463	2,520	—
Forward foreign currency contracts	(10,517)	—	—	—
Net change in unrealized appreciation (depreciation)	16,052,830	(4,829,018)	11,537,594	(2,657,329)
Net Realized and Unrealized Gain (Loss)	20,568,151	18,129,367	16,800,896	417,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,127,835	$20,234,625	$17,144,488	$2,323,636

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2025

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$16,634	$42,083	$44,192	$33,285
Total Investment Income	16,634	42,083	44,192	33,285
EXPENSES:
Investment advisory fees (See Note 3)	67,940	231,843	229,819	86,842
Shareholder servicing fees (See Note 3)	50,955	173,891	172,368	65,132
Administration fees (See Note 3)	16,985	57,964	57,456	21,710
Accounting fees (See Note 3)	12,000	19,321	19,152	12,000
Directors’ fees and expenses	2,446	8,388	8,336	3,153
Custodian fees and expenses	3,967	13,703	13,486	5,116
Pricing fees	3,179	3,179	3,179	3,179
Professional fees	5,895	19,991	20,218	7,544
Printing fees	4,102	10,941	10,794	4,873
Other expenses	19,278	36,902	37,607	21,965
Total Expenses	186,747	576,123	572,415	231,514
Net Investment Income (Loss)	(170,113)	(534,040)	(528,223)	(198,229)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	5,249,339	16,295,051	13,518,806	3,559,434
Net change in unrealized appreciation (depreciation) of affiliated investments	1,582,695	6,050,314	7,197,431	3,207,706
Net Realized and Unrealized Gain (Loss)	6,832,034	22,345,365	20,716,237	6,767,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,661,921	$21,811,325	$20,188,014	$6,568,911
Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$41,728
Total Investment Income	41,728
EXPENSES:
Investment advisory fees (See Note 3)	50,661
Shareholder servicing fees (See Note 3)	37,995
Administration fees (See Note 3)	12,665
Accounting fees (See Note 3)	12,000
Directors’ fees and expenses	1,842
Custodian fees and expenses	3,020
Pricing fees	3,179
Professional fees	4,375
Printing fees	3,352
Other expenses	18,875
Total Expenses	147,964
Net Investment Income (Loss)	(106,236)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	1,483,339
Net change in unrealized appreciation (depreciation) of affiliated investments	2,031,032
Net Realized and Unrealized Gain (Loss)	3,514,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,408,135
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Money Market Fund		Limited Maturity Bond Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$4,531,935	$6,724,591	$2,902,454	$6,235,901
Net realized gain (loss)	—	—	335,701	(1,581,389)
Net change in unrealized appreciation (depreciation)	—	—	968,731	3,521,062
Net Increase (Decrease) in Net Assets Resulting from Operations	4,531,935	6,724,591	4,206,886	8,175,574
Distributions from:
Distributable earnings	(4,531,927)	(6,724,518)	—	—
Total Distributions	(4,531,927)	(6,724,518)	—	—
Capital Share Transactions (1):
Shares issued	62,462,511	235,216,815	8,683,828	18,787,945
Shares issued in lieu of cash distributions	4,531,092	6,724,518	—	—
Shares redeemed	(94,174,185)	(251,644,442)	(16,975,756)	(138,986,038)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(27,180,582)	(9,703,109)	(8,291,928)	(120,198,093)
Total Increase (Decrease)	(27,180,574)	(9,703,036)	(4,085,042)	(112,022,519)
Net Assets:
Beginning of period	140,269,200	149,972,236	73,884,603	185,907,122
End of period	$113,088,626	$140,269,200	$69,799,561	$73,884,603
(1) Shares Issued and Redeemed:
Shares issued	62,462,510	235,216,815	580,599	1,346,488
Shares issued in lieu of cash distributions	4,531,092	6,724,518	—	—
Shares redeemed	(94,174,185)	(251,644,442)	(1,141,990)	(9,828,679)
	(27,180,583)	(9,703,109)	(561,391)	(8,482,191)
	Quality Bond Fund		High Yield Bond Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$14,780,249	$14,477,736	$7,414,228	$7,983,641
Net realized gain (loss)	(1,139,998)	(1,287,348)	496,104	1,905,084
Net change in unrealized appreciation (depreciation)	11,793,718	(4,545,816)	2,507,530	(42,982)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,433,969	8,644,572	10,417,862	9,845,743
Capital Share Transactions (1):
Shares issued	28,452,563	72,004,918	8,142,172	7,331,575
Shares redeemed	(69,744,922)	(110,790,973)	(21,534,103)	(21,310,719)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(41,292,359)	(38,786,055)	(13,391,931)	(13,979,144)
Total Increase (Decrease)	(15,858,390)	(30,141,483)	(2,974,069)	(4,133,401)
Net Assets:
Beginning of period	363,115,734	393,257,217	125,871,691	130,005,092
End of period	$347,257,344	$363,115,734	$122,897,622	$125,871,691
(1) Shares Issued and Redeemed:
Shares issued	1,668,402	4,440,256	410,527	404,454
Shares redeemed	(4,138,107)	(6,879,777)	(1,096,197)	(1,161,485)
	(2,469,705)	(2,439,521)	(685,670)	(757,031)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Flexibly Managed Fund		Balanced Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$87,516,712	$108,304,058	$(141,921)	$(143,062)
Net realized gain (loss)	669,183,859	573,288,684	7,126,016	8,627,520
Net change in unrealized appreciation (depreciation)	(181,090,359)	(66,651,048)	2,895,815	2,677,465
Net Increase (Decrease) in Net Assets Resulting from Operations	575,610,212	614,941,694	9,879,910	11,161,923
Capital Share Transactions (1):
Shares issued	12,104,203	48,985,729	2,196,638	3,274,530
Shares redeemed	(718,282,914)	(634,127,489)	(11,027,967)	(11,641,754)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(706,178,711)	(585,141,760)	(8,831,329)	(8,367,224)
Total Increase (Decrease)	(130,568,499)	29,799,934	1,048,581	2,794,699
Net Assets:
Beginning of period	5,155,480,016	5,125,680,082	79,204,766	76,410,067
End of period	$5,024,911,517	$5,155,480,016	$80,253,347	$79,204,766
(1) Shares Issued and Redeemed:
Shares issued	107,404	468,553	58,511	97,110
Shares redeemed	(6,353,117)	(6,167,485)	(293,578)	(343,937)
	(6,245,713)	(5,698,932)	(235,067)	(246,827)
	Large Growth Stock Fund		Large Cap Growth Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(1,739,271)	$(1,566,517)	$129,235	$85,716
Net realized gain (loss)	53,386,160	27,085,031	3,411,959	9,157,440
Net change in unrealized appreciation (depreciation)	745,809	61,980,948	3,145,587	1,182,748
Net Increase (Decrease) in Net Assets Resulting from Operations	52,392,698	87,499,462	6,686,781	10,425,904
Capital Share Transactions (1):
Shares issued	22,037,862	16,103,806	4,875,234	6,264,549
Shares redeemed	(60,788,461)	(52,736,135)	(10,407,718)	(13,769,167)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,750,599)	(36,632,329)	(5,532,484)	(7,504,618)
Total Increase (Decrease)	13,642,099	50,867,133	1,154,297	2,921,286
Net Assets:
Beginning of period	363,038,518	312,171,385	70,546,407	67,625,121
End of period	$376,680,617	$363,038,518	$71,700,704	$70,546,407
(1) Shares Issued and Redeemed:
Shares issued	226,229	186,657	107,151	150,597
Shares redeemed	(605,728)	(606,116)	(224,455)	(328,640)
	(379,499)	(419,459)	(117,304)	(178,043)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Large Core Growth Fund		Large Cap Value Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(250,946)	$(274,870)	$1,433,915	$1,638,881
Net realized gain (loss)	5,009,371	4,890,319	9,543,096	17,451,854
Net change in unrealized appreciation (depreciation)	6,581,550	21,857,040	4,358,245	1,297,059
Net Increase (Decrease) in Net Assets Resulting from Operations	11,339,975	26,472,489	15,335,256	20,387,794
Capital Share Transactions (1):
Shares issued	7,616,204	8,060,539	5,296,900	3,619,839
Shares redeemed	(17,681,240)	(16,622,061)	(24,504,082)	(25,709,332)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,065,036)	(8,561,522)	(19,207,182)	(22,089,493)
Total Increase (Decrease)	1,274,939	17,910,967	(3,871,926)	(1,701,699)
Net Assets:
Beginning of period	134,736,795	116,825,828	164,631,900	166,333,599
End of period	$136,011,734	$134,736,795	$160,759,974	$164,631,900
(1) Shares Issued and Redeemed:
Shares issued	209,952	244,286	100,432	73,375
Shares redeemed	(466,944)	(483,037)	(463,062)	(516,148)
	(256,992)	(238,751)	(362,630)	(442,773)
	Large Core Value Fund		Index 500 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,362,148	$1,338,521	$8,088,401	$8,358,617
Net realized gain (loss)	3,116,106	14,845,133	67,192,145	58,330,539
Net change in unrealized appreciation (depreciation)	10,096,443	(1,121,819)	67,735,921	108,486,223
Net Increase (Decrease) in Net Assets Resulting from Operations	14,574,697	15,061,835	143,016,467	175,175,379
Capital Share Transactions (1):
Shares issued	6,506,610	2,775,187	43,340,245	57,962,112
Shares redeemed	(17,817,845)	(27,322,974)	(111,155,410)	(109,368,113)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,311,235)	(24,547,787)	(67,815,165)	(51,406,001)
Total Increase (Decrease)	3,263,462	(9,485,952)	75,201,302	123,769,378
Net Assets:
Beginning of period	126,397,529	135,883,481	852,442,426	728,673,048
End of period	$129,660,991	$126,397,529	$927,643,728	$852,442,426
(1) Shares Issued and Redeemed:
Shares issued	186,379	86,838	780,815	1,178,499
Shares redeemed	(506,931)	(833,317)	(1,960,196)	(2,223,546)
	(320,552)	(746,479)	(1,179,381)	(1,045,047)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Mid Cap Growth Fund		Mid Cap Value Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(670,449)	$(650,979)	$817,369	$857,805
Net realized gain (loss)	1,536,603	19,573,439	3,011,159	10,603,831
Net change in unrealized appreciation (depreciation)	446,424	(15,483,153)	1,717,672	176,923
Net Increase (Decrease) in Net Assets Resulting from Operations	1,312,578	3,439,307	5,546,200	11,638,559
Capital Share Transactions (1):
Shares issued	5,600,942	6,027,629	2,882,517	2,560,339
Shares redeemed	(22,499,948)	(23,153,599)	(12,291,327)	(16,641,734)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,899,006)	(17,125,970)	(9,408,810)	(14,081,395)
Total Increase (Decrease)	(15,586,428)	(13,686,663)	(3,862,610)	(2,442,836)
Net Assets:
Beginning of period	134,486,302	148,172,965	88,468,185	90,911,021
End of period	$118,899,874	$134,486,302	$84,605,575	$88,468,185
(1) Shares Issued and Redeemed:
Shares issued	148,378	154,135	86,707	81,134
Shares redeemed	(574,966)	(590,297)	(368,061)	(522,036)
	(426,588)	(436,162)	(281,354)	(440,902)
	Mid Core Value Fund		SMID Cap Growth Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,126,100	$1,203,888	$(440,178)	$(422,665)
Net realized gain (loss)	4,107,659	5,396,372	1,742,048	10,259,951
Net change in unrealized appreciation (depreciation)	1,007,845	(7,949)	(100,710)	(1,399,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,241,604	6,592,311	1,201,160	8,437,337
Capital Share Transactions (1):
Shares issued	2,900,033	3,569,042	4,481,170	8,561,339
Shares redeemed	(19,716,400)	(15,178,495)	(12,679,826)	(15,132,393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,816,367)	(11,609,453)	(8,198,656)	(6,571,054)
Total Increase (Decrease)	(10,574,763)	(5,017,142)	(6,997,496)	1,866,283
Net Assets:
Beginning of period	76,175,583	81,192,725	74,059,207	72,192,924
End of period	$65,600,820	$76,175,583	$67,061,711	$74,059,207
(1) Shares Issued and Redeemed:
Shares issued	74,316	98,716	93,837	165,729
Shares redeemed	(489,051)	(408,984)	(254,828)	(299,991)
	(414,735)	(310,268)	(160,991)	(134,262)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	SMID Cap Value Fund		Small Cap Growth Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$240,826	$199,892	$(405,093)	$(459,259)
Net realized gain (loss)	1,815,981	4,520,716	9,933,907	12,120,075
Net change in unrealized appreciation (depreciation)	(913,888)	(156,257)	(1,963,871)	782,105
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,919	4,564,351	7,564,943	12,442,921
Capital Share Transactions (1):
Shares issued	2,791,371	4,791,411	3,191,697	2,991,923
Shares redeemed	(11,071,088)	(10,033,440)	(17,796,325)	(17,360,043)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,279,717)	(5,242,029)	(14,604,628)	(14,368,120)
Total Increase (Decrease)	(7,136,798)	(677,678)	(7,039,685)	(1,925,199)
Net Assets:
Beginning of period	50,480,031	51,157,709	101,005,884	102,931,083
End of period	$43,343,233	$50,480,031	$93,966,199	$101,005,884
(1) Shares Issued and Redeemed:
Shares issued	68,441	116,669	47,334	44,967
Shares redeemed	(264,833)	(249,232)	(257,677)	(264,610)
	(196,392)	(132,563)	(210,343)	(219,643)
	Small Cap Value Fund		Small Cap Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,010,523	$958,930	$408,801	$459,594
Net realized gain (loss)	11,562,944	11,741,536	4,781,093	6,132,288
Net change in unrealized appreciation (depreciation)	1,967,208	(1,174,654)	3,511,992	2,116,242
Net Increase (Decrease) in Net Assets Resulting from Operations	14,540,675	11,525,812	8,701,886	8,708,124
Capital Share Transactions (1):
Shares issued	3,983,159	4,687,957	4,384,291	6,241,047
Shares redeemed	(23,162,114)	(26,348,434)	(17,424,465)	(14,817,387)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,178,955)	(21,660,477)	(13,040,174)	(8,576,340)
Total Increase (Decrease)	(4,638,280)	(10,134,665)	(4,338,288)	131,784
Net Assets:
Beginning of period	147,804,759	157,939,424	84,853,445	84,721,661
End of period	$143,166,479	$147,804,759	$80,515,157	$84,853,445
(1) Shares Issued and Redeemed:
Shares issued	77,820	94,709	128,150	189,576
Shares redeemed	(433,590)	(525,435)	(499,335)	(446,437)
	(355,770)	(430,726)	(371,185)	(256,861)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Developed International Index Fund		International Equity Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,559,684	$1,610,372	$2,105,258	$734,287
Net realized gain (loss)	4,515,321	4,522,623	22,958,385	32,665,705
Net change in unrealized appreciation (depreciation)	16,052,830	(3,554,546)	(4,829,018)	(18,600,897)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,127,835	2,578,449	20,234,625	14,799,095
Capital Share Transactions (1):
Shares issued	11,221,588	7,198,810	13,807,928	8,982,110
Shares redeemed	(17,337,883)	(19,347,768)	(50,008,785)	(43,347,989)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,116,295)	(12,148,958)	(36,200,857)	(34,365,879)
Total Increase (Decrease)	16,011,540	(9,570,509)	(15,966,232)	(19,566,784)
Net Assets:
Beginning of period	78,716,779	88,287,288	231,498,914	251,065,698
End of period	$94,728,319	$78,716,779	$215,532,682	$231,498,914
(1) Shares Issued and Redeemed:
Shares issued	496,587	393,576	298,789	216,983
Shares redeemed	(840,926)	(1,053,466)	(1,101,102)	(1,033,328)
	(344,339)	(659,890)	(802,313)	(816,345)
	Emerging Markets Equity Fund		Real Estate Securities Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$343,592	$443,569	$1,905,782	$2,116,993
Net realized gain (loss)	5,263,302	(1,859,318)	3,075,183	5,106,926
Net change in unrealized appreciation (depreciation)	11,537,594	(1,295,348)	(2,657,329)	120,434
Net Increase (Decrease) in Net Assets Resulting from Operations	17,144,488	(2,711,097)	2,323,636	7,344,353
Capital Share Transactions (1):
Shares issued	1,636,134	7,301,430	6,754,664	8,757,583
Shares redeemed	(24,232,185)	(18,341,850)	(18,107,447)	(26,533,622)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(22,596,051)	(11,040,420)	(11,352,783)	(17,776,039)
Total Increase (Decrease)	(5,451,563)	(13,751,517)	(9,029,147)	(10,431,686)
Net Assets:
Beginning of period	71,350,775	85,102,292	103,013,135	113,444,821
End of period	$65,899,212	$71,350,775	$93,983,988	$103,013,135
(1) Shares Issued and Redeemed:
Shares issued	135,889	675,899	196,233	271,287
Shares redeemed	(2,029,782)	(1,678,318)	(530,220)	(800,348)
	(1,893,893)	(1,002,419)	(333,987)	(529,061)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(170,113)	$(183,207)	$(534,040)	$(561,743)
Net realized gain (loss)	5,249,339	5,437,600	16,295,051	17,290,075
Net change in unrealized appreciation (depreciation)	1,582,695	1,642,125	6,050,314	4,683,803
Net Increase (Decrease) in Net Assets Resulting from Operations	6,661,921	6,896,518	21,811,325	21,412,135
Capital Share Transactions (1):
Shares issued	3,271,535	930,281	2,551,622	3,379,200
Shares redeemed	(11,440,845)	(11,012,452)	(32,985,919)	(31,524,083)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,169,310)	(10,082,171)	(30,434,297)	(28,144,883)
Total Increase (Decrease)	(1,507,389)	(3,185,653)	(8,622,972)	(6,732,748)
Net Assets:
Beginning of period	57,182,577	60,368,230	198,018,922	204,751,670
End of period	$55,675,188	$57,182,577	$189,395,950	$198,018,922
(1) Shares Issued and Redeemed:
Shares issued	105,870	33,050	80,458	116,910
Shares redeemed	(364,779)	(384,912)	(1,035,420)	(1,086,789)
	(258,909)	(351,862)	(954,962)	(969,879)
	Moderate Allocation Fund		Moderately Conservative Allocation Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(528,223)	$(575,577)	$(198,229)	$(216,511)
Net realized gain (loss)	13,518,806	17,480,336	3,559,434	5,285,209
Net change in unrealized appreciation (depreciation)	7,197,431	1,637,466	3,207,706	597,626
Net Increase (Decrease) in Net Assets Resulting from Operations	20,188,014	18,542,225	6,568,911	5,666,324
Capital Share Transactions (1):
Shares issued	2,024,613	2,763,065	3,030,186	5,091,076
Shares redeemed	(35,108,283)	(35,997,116)	(13,997,684)	(13,947,375)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,083,670)	(33,234,051)	(10,967,498)	(8,856,299)
Total Increase (Decrease)	(12,895,656)	(14,691,826)	(4,398,587)	(3,189,975)
Net Assets:
Beginning of period	199,124,068	213,815,894	75,762,776	78,952,751
End of period	$186,228,412	$199,124,068	$71,364,189	$75,762,776
(1) Shares Issued and Redeemed:
Shares issued	75,867	112,877	133,195	245,654
Shares redeemed	(1,321,824)	(1,464,279)	(621,635)	(659,371)
	(1,245,957)	(1,351,402)	(488,440)	(413,717)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Conservative Allocation Fund
	Year Ended 12/31/25	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(106,236)	$(114,212)
Net realized gain (loss)	1,483,339	2,417,382
Net change in unrealized appreciation (depreciation)	2,031,032	284,888
Net Increase (Decrease) in Net Assets Resulting from Operations	3,408,135	2,588,058
Capital Share Transactions (1):
Shares issued	5,718,573	5,059,585
Shares redeemed	(11,083,581)	(11,303,265)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,365,008)	(6,243,680)
Total Increase (Decrease)	(1,956,873)	(3,655,622)
Net Assets:
Beginning of period	42,852,909	46,508,531
End of period	$40,896,036	$42,852,909
(1) Shares Issued and Redeemed:
Shares issued	307,025	285,876
Shares redeemed	(593,677)	(636,845)
	(286,652)	(350,969)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MONEY MARKET FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.04	—(a)	—(a)
Net realized and unrealized gain (loss) on investment transactions	—	—	(0.00)	—	—
Total from investment operations	0.04	0.05	0.04	—	—
Less distributions:
Net investment income	(0.04)	(0.05)	(0.04)	—(a)	—(a)
Total distributions	(0.04)	(0.05)	(0.04)	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	3.69%	4.67%	4.50%	0.25%	0.01%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$113,089	$140,269	$149,972	$165,323	$162,202
Ratio of net expenses to average net assets[3]	0.58%	0.58%	0.57%	1.34%	0.03%
Ratio of total expenses to average net assets[4]	0.58%	0.58%	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	3.63%	4.56%	4.40%	0.25%	0.01%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	Less than one penny per share.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.44	$ 13.67	$ 12.78	$ 13.38	$ 13.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	0.57	0.51	0.13	0.20
Net realized and unrealized gain (loss) on investment transactions	0.28	0.20	0.38	(0.73)	(0.15)
Total from investment operations	0.89	0.77	0.89	(0.60)	0.05
Net asset value, end of period	$15.33	$14.44	$13.67	$12.78	$13.38
Total return[2]	6.16%	5.63%	6.96%	(4.49%)	0.38%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$69,800	$73,885	$185,907	$223,724	$259,984
Ratio of net expenses to average net assets[3]	0.74%	0.72%	0.71%	0.70%	0.69%
Ratio of total expenses to average net assets[4]	0.76%	0.72%	0.71%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets	4.09%	4.07%	3.84%	1.03%	1.46%
Portfolio turnover rate	31%	49%	27%	38%	73%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

QUALITY BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.28	$ 15.90	$ 14.89	$ 17.24	$ 17.36
Income (loss) from investment operations:
Net investment income (loss)[1]	0.71	0.64	0.61	0.41	0.34
Net realized and unrealized gain (loss) on investment transactions	0.52	(0.26)	0.40	(2.76)	(0.46)
Total from investment operations	1.23	0.38	1.01	(2.35)	(0.12)
Net asset value, end of period	$17.51	$16.28	$15.90	$14.89	$17.24
Total return[2]	7.56%	2.39%	6.78%	(13.63%)	(0.69%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$347,257	$363,116	$393,257	$354,590	$472,066
Ratio of total expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.66%
Ratio of net investment income (loss) to average net assets	4.22%	3.97%	3.99%	2.64%	2.00%
Portfolio turnover rate	30%	41%	52%	38%	59%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

HIGH YIELD BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.93	$ 17.55	$ 15.78	$ 16.84	$ 16.02
Income (loss) from investment operations:
Net investment income (loss)[1]	1.19	1.12	0.96	0.76	0.68
Net realized and unrealized gain (loss) on investment transactions	0.49	0.26	0.81	(1.82)	0.14
Total from investment operations	1.68	1.38	1.77	(1.06)	0.82
Net asset value, end of period	$20.61	$18.93	$17.55	$15.78	$16.84
Total return[2]	8.87%	7.86%	11.22%	(6.30%)	5.12%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$122,898	$125,872	$130,005	$140,603	$169,431
Ratio of total expenses to average net assets	0.72%	0.73%	0.73%	0.73%	0.71%
Ratio of net investment income (loss) to average net assets	6.02%	6.14%	5.82%	4.75%	4.15%
Portfolio turnover rate	115%	91%	78%	84%	94%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

FLEXIBLY MANAGED FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$106.88	$ 95.04	$ 80.16	$ 91.22	$ 77.12
Income (loss) from investment operations:
Net investment income (loss)[1]	1.94	2.11	1.90	1.08	0.68
Net realized and unrealized gain (loss) on investment transactions	10.85	9.73	12.98	(12.14)	13.42
Total from investment operations	12.79	11.84	14.88	(11.06)	14.10
Net asset value, end of period	$119.67	$106.88	$95.04	$80.16	$91.22
Total return[2]	11.96%	12.46%	18.56%	(12.12%)	18.29%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,024,912	$5,155,480	$5,125,680	$4,596,816	$5,487,665
Ratio of total expenses to average net assets	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets	1.72%	2.07%	2.17%	1.30%	0.80%
Portfolio turnover rate	124%	85%	69%	87%	51%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

BALANCED FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.76	$ 31.04	$ 26.34	$ 31.57	$ 27.27
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.06)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	4.85	4.78	4.75	(5.17)	4.36
Total from investment operations	4.78	4.72	4.70	(5.23)	4.30
Net asset value, end of period	$40.54	$35.76	$31.04	$26.34	$31.57
Total return[2]	13.37%	15.20%	17.84%	(16.57%)	15.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$80,253	$79,205	$76,410	$70,323	$92,753
Ratio of total expenses to average net assets[3]	0.20%	0.20%	0.20%	0.22%	0.19%
Ratio of net investment income (loss) to average net assets	(0.18%)	(0.18%)	(0.18%)	(0.21%)	(0.19%)
Portfolio turnover rate	7%	9%	6%	5%	11%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE GROWTH STOCK FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$95.64	$ 74.05	$ 50.27	$ 83.11	$ 71.38
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.48)	(0.39)	(0.25)	(0.33)	(0.48)
Net realized and unrealized gain (loss) on investment transactions	15.09	21.98	24.03	(32.51)	12.21
Total from investment operations	14.61	21.59	23.78	(32.84)	11.73
Net asset value, end of period	$110.25	$95.64	$74.05	$50.27	$83.11
Total return[2]	15.28%	29.15%	47.31%	(39.52%)	16.44%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$376,681	$363,039	$312,171	$235,846	$428,687
Ratio of total expenses to average net assets	0.92%	0.93%	0.95%	0.97%	0.93%
Ratio of net investment income (loss) to average net assets	(0.48%)	(0.45%)	(0.40%)	(0.55%)	(0.61%)
Portfolio turnover rate	36%	34%	35%	29%	24%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.68	$ 38.49	$ 31.08	$ 38.46	$ 30.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.05	0.08	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions	4.30	6.14	7.33	(7.43)	7.88
Total from investment operations	4.38	6.19	7.41	(7.38)	7.90
Net asset value, end of period	$49.06	$44.68	$38.49	$31.08	$38.46
Total return[2]	9.80%	16.08%	23.84%	(19.19%)	25.85%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,701	$70,546	$67,625	$62,655	$79,016
Ratio of net expenses to average net assets[3]	0.83%	0.87%	0.88%	0.89%	0.85%
Ratio of total expenses to average net assets[4]	0.83%	0.87%	0.89%	0.89%	0.85%
Ratio of net investment income (loss) to average net assets	0.18%	0.12%	0.22%	0.17%	0.05%
Portfolio turnover rate	22%	21%	21%	32%	16%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.22	$ 30.27	$ 22.36	$ 48.08	$ 50.05
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.07)	(0.08)	(0.19)	(0.37)
Net realized and unrealized gain (loss) on investment transactions	3.29	7.02	7.99	(25.53)	(1.60)
Total from investment operations	3.22	6.95	7.91	(25.72)	(1.97)
Net asset value, end of period	$40.44	$37.22	$30.27	$22.36	$48.08
Total return[2]	8.65%	22.96%	35.38%	(53.49%)	(3.94%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$136,012	$134,737	$116,826	$93,465	$205,479
Ratio of total expenses to average net assets	0.85%	0.85%	0.87%	0.88%	0.84%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.21%)	(0.29%)	(0.67%)	(0.72%)
Portfolio turnover rate	25%	13%	109%	50%	68%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.01	$ 45.32	$ 40.58	$ 42.38	$ 33.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.48	0.54	0.49	0.31
Net realized and unrealized gain (loss) on investment transactions	4.63	5.21	4.20	(2.29)	8.93
Total from investment operations	5.10	5.69	4.74	(1.80)	9.24
Net asset value, end of period	$56.11	$51.01	$45.32	$40.58	$42.38
Total return[2]	10.00%	12.55%	11.68%	(4.25%)	27.88%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$160,760	$164,632	$166,334	$165,481	$202,596
Ratio of total expenses to average net assets	0.93%	0.93%	0.94%	0.93%	0.91%
Ratio of net investment income (loss) to average net assets	0.89%	0.96%	1.29%	1.21%	0.80%
Portfolio turnover rate	64%	53%	68%	64%	49%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.73	$ 30.24	$ 27.92	$ 28.85	$ 23.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.32	0.32	0.28	0.32
Net realized and unrealized gain (loss) on investment transactions	3.73	3.17	2.00	(1.21)	5.35
Total from investment operations	4.11	3.49	2.32	(0.93)	5.67
Net asset value, end of period	$37.84	$33.73	$30.24	$27.92	$28.85
Total return[2]	12.18%	11.54%	8.31%	(3.22%)	24.46%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$129,661	$126,398	$135,883	$161,065	$189,136
Ratio of total expenses to average net assets	0.90%	0.92%	0.94%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets	1.08%	0.99%	1.12%	1.02%	1.22%
Portfolio turnover rate	61%	50%	50%	50%	57%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INDEX 500 FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$53.12	$ 42.63	$ 33.87	$ 41.45	$ 32.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.50	0.49	0.45	0.38
Net realized and unrealized gain (loss) on investment transactions	8.76	9.99	8.27	(8.03)	8.76
Total from investment operations	9.28	10.49	8.76	(7.58)	9.14
Net asset value, end of period	$62.40	$53.12	$42.63	$33.87	$41.45
Total return[2]	17.47%	24.61%	25.87%	(18.29%)	28.29%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$927,644	$852,442	$728,673	$622,068	$698,722
Ratio of total expenses to average net assets	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	0.93%	1.03%	1.30%	1.26%	1.03%
Portfolio turnover rate	4%	5%	4%	4%	3%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.86	$ 38.02	$ 31.71	$ 45.74	$ 39.21
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.21)	(0.18)	(0.15)	(0.17)	(0.28)
Net realized and unrealized gain (loss) on investment transactions	0.54	1.02	6.46	(13.86)	6.81
Total from investment operations	0.33	0.84	6.31	(14.03)	6.53
Net asset value, end of period	$39.19	$38.86	$38.02	$31.71	$45.74
Total return[2]	0.85%	2.21%	19.90%	(30.67%)	16.66%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$118,900	$134,486	$148,173	$134,832	$210,047
Ratio of total expenses to average net assets	0.96%	0.97%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	(0.53%)	(0.46%)	(0.42%)	(0.50%)	(0.64%)
Portfolio turnover rate	50%	39%	30%	29%	25%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.95	$ 29.08	$ 26.11	$ 27.67	$ 23.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.30	0.28	0.25	0.14
Net realized and unrealized gain (loss) on investment transactions	1.92	3.57	2.69	(1.81)	4.33
Total from investment operations	2.24	3.87	2.97	(1.56)	4.47
Net asset value, end of period	$35.19	$32.95	$29.08	$26.11	$27.67
Total return[2]	6.80%	13.31%	11.38%	(5.64%)	19.27%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$84,606	$88,468	$90,911	$88,708	$104,076
Ratio of net expenses to average net assets[3]	0.83%	0.83%	0.83%	0.83%	0.82%
Ratio of total expenses to average net assets[4]	0.83%	0.83%	0.84%	0.84%	0.82%
Ratio of net investment income (loss) to average net assets	0.96%	0.93%	1.04%	0.96%	0.54%
Portfolio turnover rate	37%	34%	46%	46%	59%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CORE VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.13	$ 35.18	$ 33.21	$ 33.70	$ 27.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	0.56	0.57	0.53	0.39
Net realized and unrealized gain (loss) on investment transactions	2.70	2.39	1.40	(1.02)	5.94
Total from investment operations	3.31	2.95	1.97	(0.49)	6.33
Net asset value, end of period	$41.44	$38.13	$35.18	$33.21	$33.70
Total return[2]	8.68%	8.39%	5.93%	(1.45%)	23.13%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$65,601	$76,176	$81,193	$86,950	$94,537
Ratio of total expenses to average net assets	1.04%	1.04%	1.05%	1.04%	1.00%
Ratio of net investment income (loss) to average net assets	1.54%	1.51%	1.71%	1.61%	1.25%
Portfolio turnover rate	67%	54%	44%	74%	51%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.61	$ 46.00	$ 40.36	$ 56.43	$ 52.38
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.32)	(0.29)	(0.19)	(0.24)	(0.43)
Net realized and unrealized gain (loss) on investment transactions	1.35	5.90	5.83	(15.83)	4.48
Total from investment operations	1.03	5.61	5.64	(16.07)	4.05
Net asset value, end of period	$52.64	$51.61	$46.00	$40.36	$56.43
Total return[2]	2.00%	12.20%	13.97%	(28.48%)	7.73%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$67,062	$74,059	$72,193	$70,381	$103,780
Ratio of total expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	(0.64%)	(0.57%)	(0.45%)	(0.56%)	(0.77%)
Portfolio turnover rate	129%	84%	70%	70%	65%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.90	$ 38.25	$ 32.79	$ 39.02	$ 28.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.16	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	0.88	3.49	5.28	(6.43)	10.02
Total from investment operations	1.09	3.65	5.46	(6.23)	10.24
Net asset value, end of period	$42.99	$41.90	$38.25	$32.79	$39.02
Total return[2]	2.60%	9.54%	16.65%	(15.97%)	35.58%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$43,343	$50,480	$51,158	$54,653	$71,810
Ratio of total expenses to average net assets	1.15%	1.18%	1.19%	1.18%	1.15%
Ratio of net investment income (loss) to average net assets	0.52%	0.40%	0.52%	0.58%	0.61%
Portfolio turnover rate	63%	55%	49%	42%	53%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$69.10	$ 61.22	$ 51.60	$ 68.11	$ 62.66
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.30)	(0.29)	(0.23)	(0.23)	(0.41)
Net realized and unrealized gain (loss) on investment transactions	6.28	8.17	9.85	(16.28)	5.86
Total from investment operations	5.98	7.88	9.62	(16.51)	5.45
Net asset value, end of period	$75.08	$69.10	$61.22	$51.60	$68.11
Total return[2]	8.66%	12.88%	18.64%	(24.24%)	8.70%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$93,966	$101,006	$102,931	$96,426	$140,210
Ratio of total expenses to average net assets	0.99%	1.01%	1.03%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets	(0.43%)	(0.45%)	(0.41%)	(0.42%)	(0.61%)
Portfolio turnover rate	31%	18%	22%	13%	19%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.21	$ 48.42	$ 43.46	$ 50.97	$ 40.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.31	0.32	0.29	0.10
Net realized and unrealized gain (loss) on investment transactions	5.25	3.48	4.64	(7.80)	10.63
Total from investment operations	5.63	3.79	4.96	(7.51)	10.73
Net asset value, end of period	$57.84	$52.21	$48.42	$43.46	$50.97
Total return[2]	10.78%	7.83%	11.41%	(14.74%)	26.67%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$143,166	$147,805	$157,939	$154,683	$199,173
Ratio of net expenses to average net assets[3]	0.97%	1.00%	1.02%	1.01%	0.98%
Ratio of total expenses to average net assets[4]	0.97%	1.01%	1.03%	1.01%	0.98%
Ratio of net investment income (loss) to average net assets	0.71%	0.63%	0.74%	0.64%	0.21%
Portfolio turnover rate	85%	84%	56%	57%	67%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP INDEX FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.98	$ 31.58	$ 27.17	$ 34.42	$ 30.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.18	0.23	0.18	0.10
Net realized and unrealized gain (loss) on investment transactions	4.02	3.22	4.18	(7.43)	4.22
Total from investment operations	4.20	3.40	4.41	(7.25)	4.32
Net asset value, end of period	$39.18	$34.98	$31.58	$27.17	$34.42
Total return[2]	12.01%	10.77%	16.23%	(21.06%)	14.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$80,515	$84,853	$84,722	$80,151	$98,827
Ratio of net expenses to average net assets[3]	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of total expenses to average net assets[4]	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.52%	0.54%	0.81%	0.62%	0.30%
Portfolio turnover rate	14%	17%	14%	18%	31%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

DEVELOPED INTERNATIONAL INDEX FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.94	$ 17.49	$ 14.92	$ 17.62	$ 15.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.35	0.33	0.34	0.28
Net realized and unrealized gain (loss) on investment transactions	5.10	0.10	2.24	(3.04)	1.40
Total from investment operations	5.49	0.45	2.57	(2.70)	1.68
Net asset value, end of period	$23.43	$17.94	$17.49	$14.92	$17.62
Total return[2]	30.60%	2.57%	17.23%	(15.32%)	10.54%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$94,728	$78,717	$88,287	$85,483	$114,158
Ratio of net expenses to average net assets[3]	0.92%	0.94%	0.93%	0.90%	0.85%
Ratio of total expenses to average net assets[4]	0.93%	0.94%	0.93%	0.90%	0.85%
Ratio of net investment income (loss) to average net assets	1.87%	1.93%	2.05%	2.25%	1.66%
Portfolio turnover rate	11%	2%	3%	3%	3%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INTERNATIONAL EQUITY FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.74	$ 39.46	$ 34.24	$ 43.79	$ 39.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.12	0.07	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.29	2.16	5.15	(9.54)	4.81
Total from investment operations	3.70	2.28	5.22	(9.55)	4.77
Net asset value, end of period	$45.44	$41.74	$39.46	$34.24	$43.79
Total return[2]	8.87%	5.78%	15.25%	(21.81%)	12.23%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$215,533	$231,499	$251,066	$258,905	$353,005
Ratio of total expenses to average net assets	1.07%	1.07%	1.08%	1.07%	1.03%
Ratio of net investment income (loss) to average net assets	0.91%	0.30%	0.19%	(0.02%)	(0.10%)
Portfolio turnover rate	216%	152%	95%	52%	76%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

EMERGING MARKETS EQUITY FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.56	$ 10.97	$ 10.79	$ 14.08	$ 14.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.06	0.05	0.07	0.01
Net realized and unrealized gain (loss) on investment transactions	2.93	(0.47)	0.13	(3.36)	(0.86)
Total from investment operations	2.99	(0.41)	0.18	(3.29)	(0.85)
Net asset value, end of period	$13.55	$10.56	$10.97	$10.79	$14.08
Total return[2]	28.31%	(3.74%)	1.67%	(23.37%)	(5.69%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$65,899	$71,351	$85,102	$94,075	$130,637
Ratio of total expenses to average net assets	1.40%	1.34%	1.33%	1.33%	1.25%
Ratio of net investment income (loss) to average net assets	0.50%	0.55%	0.50%	0.55%	0.07%
Portfolio turnover rate	101%	72%	47%	64%	68%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

REAL ESTATE SECURITIES FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.41	$ 31.40	$ 28.09	$ 37.63	$ 26.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.66	0.64	0.66	0.52	0.28
Net realized and unrealized gain (loss) on investment transactions	0.11	1.37	2.65	(10.06)	10.98
Total from investment operations	0.77	2.01	3.31	(9.54)	11.26
Net asset value, end of period	$34.18	$33.41	$31.40	$28.09	$37.63
Total return[2]	2.30%	6.40%	11.78%	(25.35%)	42.70%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$93,984	$103,013	$113,445	$99,505	$140,061
Ratio of total expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.95%
Ratio of net investment income (loss) to average net assets	1.94%	1.96%	2.30%	1.63%	0.89%
Portfolio turnover rate	31%	29%	34%	27%	34%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.76	$ 26.55	$ 23.01	$ 27.23	$ 23.39
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	(0.09)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	3.81	3.30	3.61	(4.14)	3.92
Total from investment operations	3.72	3.21	3.54	(4.22)	3.84
Net asset value, end of period	$33.48	$29.76	$26.55	$23.01	$27.23
Total return[2]	12.50%	12.09%	15.38%	(15.50%)	16.42%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$55,675	$57,183	$60,368	$55,617	$70,657
Ratio of total expenses to average net assets[3]	0.33%	0.34%	0.34%	0.34%	0.33%
Ratio of net investment income (loss) to average net assets	(0.30%)	(0.31%)	(0.30%)	(0.33%)	(0.33%)
Portfolio turnover rate	18%	12%	18%	17%	18%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.26	$ 27.25	$ 23.81	$ 27.84	$ 24.14
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	(0.08)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	3.72	3.09	3.51	(3.96)	3.78
Total from investment operations	3.63	3.01	3.44	(4.03)	3.70
Net asset value, end of period	$33.89	$30.26	$27.25	$23.81	$27.84
Total return[2]	12.00%	11.05%	14.45%	(14.47%)	15.33%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$189,396	$198,019	$204,752	$192,855	$246,473
Ratio of total expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.28%)	(0.28%)	(0.28%)	(0.30%)	(0.29%)
Portfolio turnover rate	12%	14%	18%	15%	12%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.34	$ 23.22	$ 20.59	$ 23.89	$ 21.46
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.07)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	2.90	2.19	2.69	(3.24)	2.50
Total from investment operations	2.83	2.12	2.63	(3.30)	2.43
Net asset value, end of period	$28.17	$25.34	$23.22	$20.59	$23.89
Total return[2]	11.17%	9.13%	12.77%	(13.81%)	11.32%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$186,228	$199,124	$213,816	$220,593	$288,061
Ratio of total expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.28%)	(0.27%)	(0.28%)	(0.30%)	(0.29%)
Portfolio turnover rate	10%	14%	15%	11%	12%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.75	$ 20.26	$ 18.30	$ 20.62	$ 18.99
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)	(0.06)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	2.13	1.55	2.01	(2.26)	1.69
Total from investment operations	2.07	1.49	1.96	(2.32)	1.63
Net asset value, end of period	$23.82	$21.75	$20.26	$18.30	$20.62
Total return[2]	9.52%	7.35%	10.71%	(11.25%)	8.58%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,364	$75,763	$78,953	$81,079	$99,775
Ratio of total expenses to average net assets[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income (loss) to average net assets	(0.27%)	(0.27%)	(0.28%)	(0.31%)	(0.31%)
Portfolio turnover rate	11%	25%	16%	16%	20%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.03	$ 17.05	$ 15.64	$ 17.35	$ 16.60
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.04)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.58	1.02	1.45	(1.66)	0.81
Total from investment operations	1.53	0.98	1.41	(1.71)	0.75
Net asset value, end of period	$19.56	$18.03	$17.05	$15.64	$17.35
Total return[2]	8.49%	5.75%	9.02%	(9.86%)	4.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$40,896	$42,853	$46,509	$47,950	$59,188
Ratio of total expenses to average net assets[3]	0.35%	0.35%	0.35%	0.35%	0.33%
Ratio of net investment income (loss) to average net assets	(0.25%)	(0.25%)	(0.26%)	(0.33%)	(0.33%)
Portfolio turnover rate	20%	34%	15%	12%	23%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

1 —  Organization
Penn Series Funds, Inc. (“Penn Series”) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company (“Penn Mutual”) and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual’s employee benefit plans.
Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (each a “Fund” and collectively, the “Funds”). Penn Series also has the authority to issue shares in three additional funds, each of which would have their own investment objective and policies.
Fund of Funds (“FOFs”) – Each Penn Series FOF seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each of the following is a Penn Series FOFs: Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds.
2 —  Significant Accounting Policies
The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material. The Funds are investment companies and follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 946.
Security Valuation:
In conjunction with and pursuant to the requirements of the 1940 Act and Rule 2a-5 (the “Rule”), the Board of the Penn Series Funds, Inc. (“Board”) has designated Penn Mutual Asset Management LLC (“PMAM” or the “Adviser”) as the Valuation Designee for the Funds. As Valuation Designee, PMAM has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable.  PMAM has adopted policies and procedures related to the Rule, and established a Valuation Committee for Registered Investment Companies to oversee valuation practices including fair valuation of all Fund investments.
Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.
Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities valued according to these valuation methods are categorized as Level 1 in the fair value hierarchy described below. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing valuation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these valuation methods are generally categorized as Level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the valuation date.
Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded. Although derivatives may be subject to netting provisions, as discussed further in Note 7, derivatives held are valued at their gross amounts.
Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.
The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.
Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Level 3 items at December 31, 2025 consist of equities in the High Yield Bond Fund, Flexibly Managed Fund, Large Growth Stock Fund and Small Cap Index Fund, respectively which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue. For certain loan agreements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of all securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Loan Agreements — Certain Funds may invest in loan agreements, also known as bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with terms of the credit agreement against the borrower, and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the Fund is subject to nonperformance by the counterparty.
Security Transactions, Investment Income and Expenses — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on debt and fixed income securities are accreted and amortized using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds of the FOFs. Other expenses attributable to the Funds are allocated in accordance with methodologies, which are reviewed with the Board of Directors no less than annually.
Dividends to Shareholders — Except for the Money Market Fund, all or a portion of each Fund’s undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at December 31, 2025 were deemed distributed as consent dividends to each respective Fund’s shareholders in place of regular distributions. As consent dividends, shareholders of each Fund agree to treat their share of undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at December 31, 2025, respectively, as dividend income and net capital gains for tax purposes. In the case of the Money Market Fund, dividends paid from undistributed net investment income and accumulated net realized gain on investments are declared daily and paid monthly.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with accounting principles generally accepted in the United States. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.
The character of distributions received from Real Estate Investment Trusts (“REITs”) held by a Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from the underlying REITs based on historical data provided by the REITs.
Foreign Capital Gains Taxes— The International Equity Fund and Emerging Markets Equity Fund accrue capital gains tax on unrealized and realized gains for certain securities of issuers domiciled in India. At December 31, 2025, Emerging Markets Equity Fund had accrued capital gains taxes of $164,971, which is reflected in the Statement of Assets and Liabilities. For the year ended December 31, 2025, the International Equity Fund and Emerging Markets Equity Fund had realized capital gains tax expense of $6 and $16,760, respectively, which is reflected in the Net realized gain (loss) on Investments line item in the Statement of Operations.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President, Treasurer and Chief Compliance Officer act together as the Funds’ CODM, which has determined that the Funds operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its Prospectuses, based on the defined investment strategies that are executed by the Portfolios’ various portfolio management teams. The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Portfolios’ various benchmarks and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the Funds’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
3 — Investment Advisory and Other Corporate Services
Investment Advisory Services
PMAM serves as investment adviser to each series of Penn Series. With the exception of the Money Market, Limited Maturity, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds, PMAM has entered into sub-advisory agreements to provide investment management services to each of the Funds.
Each of the Funds pay PMAM, on a monthly basis, an advisory fee accrued daily based on the average daily net assets of the Fund, at the following rates pursuant to the investment advisory agreements:
Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	None	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Limited Maturity Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Balanced Fund	None	None
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	0.69% of the first $250,000,000; 0.65% of the next $250,000,000; 0.62% over $500,000,000.
Large Cap Growth Fund	Massachusetts Financial Services Company	0.53%
Large Core Growth Fund	Nomura Investments Fund Advisers	0.58%
Large Cap Value Fund	AllianceBernstein, LP	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Large Core Value Fund	Eaton Vance Management	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.
Index 500 Fund	SSgA Fund Management, Inc.	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	Nomura Investments Fund Advisers	0.68%

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Mid Cap Value Fund	Janus Henderson Investors US LLC	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.68%
SMID Cap Growth Fund	Goldman Sachs Asset Management, LP	0.73%
SMID Cap Value Fund	AllianceBernstein, LP	0.80%
Small Cap Growth Fund	Janus Henderson Investors US LLC	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.
Small Cap Value Fund	Goldman Sachs Asset Management, LP	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.
Small Cap Index Fund	SSgA Fund Management, Inc.	0.30%
Developed International Index Fund	SSgA Fund Management, Inc.	0.30%
International Equity Fund	Vontobel Asset Management, Inc.	0.81% of the first $200,000,000; 0.61% over $200,000,000.
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	0.83%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.70%
Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Moderately Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
For providing investment management services to the Funds, PMAM pays each sub-adviser, on a monthly basis, a subadvisory fee.
Administrative and Corporate, Co-Administrative and Shareholder Services
Each of the Funds pays Penn Mutual, on a quarterly basis, 0.01% of the Fund’s average daily net assets under a revised administrative and corporate services agreement and 0.09% under a shareholder servicing agreement. Each of the Funds pays PMAM, on a quarterly basis, 0.02% of the Fund’s average daily assets under a co-administrative agreement. These fees are accrued daily.
Fund Administration and Accounting Services
Under a fund administration and accounting agreement, BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as accounting agent for Penn Series. Each of the Funds, except the FOFs, International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund, pays BNY Mellon, on a monthly basis, an annual fee accrued daily based on the average daily net assets of the Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. With the exception of the FOFs, International Equity Fund, Emerging Markets Equity Fund, Developed International Index Fund and Money Market Fund, the minimum annual fee each Fund must pay is $27,500. The annual accounting fee for each of the FOFs is an asset-based fee of 0.010% of FOF’s average daily net assets, exclusive of out-of-pocket expenses. Each FOF’s minimum annual fee is $12,000. The minimum annual fee is $48,000 for each of the International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund. The Money Market Fund pays no minimum annual fee. Each of the International Equity, Emerging Markets Equity and Developed International Index Funds pays BNY Mellon, on a monthly basis, an annual 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter. In addition, each of the Funds pays BNY Mellon approximately 0.010% of the Fund’s average daily net assets for tax and regulatory administration services.
Transfer Agent Services
Under a transfer agency agreement, BNY Mellon serves as transfer agent for Penn Series.
Custodial Services
The Bank of New York Mellon, Inc., serves as custodian for Penn Series. In addition to transaction charges and out-of-pocket expenses, each of the Funds pay The Bank of New York Mellon, Inc., on a monthly basis, an annual custody fee of 0.007% for U.S. securities. The Bank of New York Mellon, Inc. serves as foreign custodian for Penn Series. There is a separate custody fee schedule for foreign securities.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Expenses and Limitations Thereon
Each Fund bears all expenses of its operations other than those incurred by PMAM and, if applicable its sub-adviser under its respective investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. PMAM and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other capitalized expenses and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows:
Fund	Expense Limitation
Money Market Fund	0.64%
Limited Maturity Bond Fund	0.74%
Quality Bond Fund	0.73%
High Yield Bond Fund	0.92%
Flexibly Managed Fund	0.94%
Balanced Fund	0.79%
Large Growth Stock Fund	1.02%
Large Cap Growth Fund	0.89%
Large Core Growth Fund	0.90%
Large Cap Value Fund	0.96%
Large Core Value Fund	0.96%
Index 500 Fund	0.42%
Mid Cap Growth Fund	1.00%
Mid Cap Value Fund	0.83%
Mid Core Value Fund	1.11%
SMID Cap Growth Fund	1.07%
Fund	Expense Limitation
SMID Cap Value Fund	1.26%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Small Cap Index Fund	0.74%
Developed International Index Fund	0.94%
International Equity Fund	1.20%
Emerging Markets Equity Fund	1.78%
Real Estate Securities Fund	1.02%
Aggressive Allocation Fund*	0.40%
Moderately Aggressive Allocation Fund*	0.34%
Moderate Allocation Fund*	0.34%
Moderately Conservative Allocation Fund*	0.35%
Conservative Allocation Fund*	0.38%

*	For FOFs, with the exception of the Balanced Fund, the operating expense limit applies only at the Fund level and does not limit the fees indirectly incurred by the FOFs through their investments in the Underlying Funds.
Effective September 10, 2009, Penn Series, on behalf of its Money Market Fund, PMAM, and Penn Mutual, entered into an agreement whereby PMAM and Penn Mutual may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and expense reimbursement commitments in an effort to maintain a minimum net distribution yield for the Money Market Fund. Under the agreement, PMAM and Penn Mutual may, subject to certain minimum yield criteria, as well as a prospective three-year reimbursement period, recapture from the Money Market Fund any fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the Fund to PMAM and/or Penn Mutual are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the Fund’s future yield.
If, at the end of each month, there is no liability of PMAM and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the preceding three fiscal years have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction is eligible to be recaptured by PMAM and Penn Mutual and, if recaptured, would become payable by the Funds to PMAM and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month, as applicable. Penn Mutual and/or PMAM’s election not to recapture the amount of any reduction and reimbursement to which it is entitled in no way impairs the rights of Penn Mutual and/or PMAM to subsequently recapture such amount, provided that such amount remains eligible for recapture and would not cause the Fund to exceed its expense limit for that fee payment period.
As of December 31, 2025, the Mid Cap Value Fund and Developed International Index Fund had waived and/or reimbursed advisory fees that are subject to potential recapture by PMAM through the periods stated below. If not recaptured, the waived and/or reimbursed advisory fees will expire according to the table below:

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	December 31, 2026	December 31, 2027	December 31, 2028	Total
Limited Maturity Bond Fund	$—	$—	$ 4,334	$ 4,334
Mid Cap Value Fund	6,041	2,564	1,202	9,807
During the year ended December 31, 2025, previously waived advisory fees were recaptured by PMAM. The recaptured fees are shown as recaptured advisory fees on the statement of operations and are as follows:

Limited Maturity Bond Fund	$ 11,962
Mid Cap Value Fund	5,257
Developed International Index Fund	12,541
Total fees of $405,000 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the year ended December 31, 2025. Directors who are also employees of PMAM or its affiliates and officers of the Company receive no compensation from the Company for their services.
4 — Related Party Transactions
Certain Funds affect trades for security purchase and sale transactions through brokers that are affiliates of the Adviser or the sub-advisers. Commissions paid on those trades from the Funds for the year ended December 31, 2025 were as follows:

SMID Cap Growth Fund	$ 1,790
Small Cap Value Fund	4,310
Cross trades for the year ended December 31, 2025, were executed by the Funds pursuant to procedures adopted by the Board of Directors designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board of Directors review such transactions for compliance with the procedures adopted by the Board of Directors. Pursuant to these procedures, for the year ended December 31, 2025, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gain (loss) as follows:
	Purchases	Sales	Net Realized Gain (Loss)
Large Growth Stock Fund	$ —	$662,510	$122,563
Large Cap Growth Fund	43,663	—	—
A Summary of the FOF’s total long-term and short-term purchases and sales of the shares of the underlying Funds during the year ended December 31, 2025 were as follows:
Balanced Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 59.8%
Penn Series Index 500 Fund*	$47,031,032	$2,348,687	$9,147,239	$6,373,164	$1,384,491	$47,990,135	769,073	$—
Affiliated Fixed Income Funds — 39.9%
Penn Series Quality Bond Fund*	32,030,177	3,405,726	5,722,785	752,852	1,511,324	31,977,294	1,826,230	—
	$79,061,209	$5,754,413	$14,870,024	$7,126,016	$2,895,815	$79,967,429		$—
*	Non-income producing security.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Aggressive Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 77.3%
Penn Series Flexibly Managed Fund*	$5,168,560	$359,914	$1,111,921	$278,508	$292,885	$4,987,946	41,681	$—
Penn Series Index 500 Fund*	15,361,804	1,540,716	3,878,332	1,666,506	825,308	15,516,002	248,654	—
Penn Series Large Cap Growth Fund*	568,707	51,827	117,040	58,744	(5,468)	556,770	11,349	—
Penn Series Large Cap Value Fund*	3,398,013	337,981	779,338	335,613	(16,196)	3,276,073	58,387	—
Penn Series Large Core Growth Fund*	2,278,688	274,310	497,788	70,548	121,463	2,247,221	55,569	—
Penn Series Large Core Value Fund*	2,262,574	240,653	544,656	226,752	31,893	2,217,216	58,594	—
Penn Series Large Growth Stock Fund*	567,633	2,773,732	472,652	190,028	300,853	3,359,594	30,472	—
Penn Series Mid Cap Growth Fund*	1,103,947	228,744	263,895	127,683	(108,996)	1,087,483	27,749	—
Penn Series Mid Cap Value Fund*	1,121,144	135,384	234,912	62,463	11,778	1,095,857	31,141	—
Penn Series Mid Core Value Fund*	2,845,635	278,523	1,199,594	477,497	(233,062)	2,168,999	52,341	—
Penn Series Real Estate Securities Fund*	2,812,516	463,910	597,645	146,079	(81,746)	2,743,114	80,255	—
Penn Series Small Cap Growth Fund*	1,121,804	24,746	1,069,207	228,344	(305,687)	—	—	—
Penn Series Small Cap Index Fund*	1,668,841	268,956	522,442	20,075	188,014	1,623,444	41,435	—
Penn Series SMID Cap Growth Fund*	1,111,990	202,990	256,911	108,734	(75,968)	1,090,835	20,723	—
Penn Series SMID Cap Value Fund*	1,113,252	174,297	233,018	84,476	(52,339)	1,086,668	25,277	—
Affiliated Fixed Income Funds — 7.0%
Penn Series Limited Maturity Bond Fund*	586,389	76,132	142,856	13,809	19,664	553,138	36,082	—
Penn Series Quality Bond Fund*	3,487,334	447,830	856,899	79,010	166,202	3,323,477	189,805	—
Affiliated International Equity Funds — 15.0%
Penn Series Developed International Index Fund*	2,838,500	1,219,018	940,221	392,197	378,685	3,888,179	165,949	—
Penn Series Emerging Markets Equity Fund*	2,248,836	84,635	2,130,283	(22,116)	383,489	564,561	41,665	—
Penn Series International Equity Fund*	5,110,558	709,945	2,381,261	704,389	(258,077)	3,885,554	85,509	—
	$56,776,725	$9,894,243	$18,230,871	$5,249,339	$1,582,695	$55,272,131		$—
*	Non-income producing security.
Moderately Aggressive Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 69.6%
Penn Series Flexibly Managed Fund*	$17,884,778	$327,960	$3,147,828	$1,989,971	$(36,865)	$17,018,016	142,208	$—
Penn Series Index 500 Fund*	47,249,700	3,224,663	10,787,442	5,202,724	2,378,225	47,267,870	757,498	—
Penn Series Large Cap Growth Fund*	1,967,886	97,557	347,371	203,914	(22,278)	1,899,708	38,722	—
Penn Series Large Cap Value Fund*	11,758,019	554,904	2,232,978	1,036,866	59,716	11,176,527	199,190	—
Penn Series Large Core Growth Fund*	3,942,458	2,286,166	1,082,929	153,091	452,156	5,750,942	142,209	—
Penn Series Large Core Value Fund*	7,829,144	424,111	1,572,445	754,846	129,262	7,564,918	199,918	—
Penn Series Large Growth Stock Fund*	1,964,157	5,541,946	860,901	351,718	645,659	7,642,579	69,320	—
Penn Series Mid Cap Growth Fund*	3,819,942	639,843	815,945	467,830	(401,329)	3,710,341	94,676	—
Penn Series Mid Cap Value Fund*	1,939,725	144,836	342,778	87,489	40,081	1,869,353	53,122	—
Penn Series Mid Core Value Fund*	9,846,703	453,338	3,738,375	1,312,355	(474,740)	7,399,281	178,554	—
Penn Series Real Estate Securities Fund*	9,732,119	1,086,387	1,672,400	460,147	(248,509)	9,357,744	273,778	—
Penn Series Small Cap Growth Fund*	1,940,867	9,253	1,819,098	440,726	(571,748)	—	—	—
Penn Series Small Cap Index Fund*	7,699,489	116,765	2,843,651	(61,777)	628,077	5,538,903	141,371	—
Penn Series SMID Cap Growth Fund*	1,923,882	270,816	392,287	192,244	(133,681)	1,860,974	35,353	—
Penn Series SMID Cap Value Fund*	3,852,124	436,336	693,876	282,809	(170,081)	3,707,312	86,237	—
Affiliated Fixed Income Funds — 17.0%
Penn Series Limited Maturity Bond Fund*	4,058,206	318,722	832,003	79,201	150,103	3,774,229	246,199	—
Penn Series Quality Bond Fund*	30,168,461	2,310,148	6,232,333	325,086	1,775,211	28,346,573	1,618,879	—
Affiliated International Equity Funds — 13.0%
Penn Series Developed International Index Fund*	9,821,875	3,731,577	2,925,228	1,067,378	1,570,266	13,265,868	566,191	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Moderately Aggressive Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Penn Series Emerging Markets Equity Fund*	$5,836,188	$41,049	$5,000,490	$(95,486)	$1,145,016	$1,926,277	142,161	$—
Penn Series International Equity Fund*	13,754,160	1,277,684	6,742,080	2,043,919	(864,227)	9,469,456	208,395	—
	$196,989,883	$23,294,061	$54,082,438	$16,295,051	$6,050,314	$188,546,871		$—
*	Non-income producing security.
Moderate Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 53.6%
Penn Series Flexibly Managed Fund*	$17,882,666	$227,086	$3,346,133	$2,151,414	$(206,313)	$16,708,720	139,623	$—
Penn Series Index 500 Fund*	39,370,411	3,289,067	9,959,590	4,199,552	2,083,492	38,982,932	624,727	—
Penn Series Large Cap Growth Fund*	1,967,647	106,151	389,706	252,631	(71,607)	1,865,116	38,017	—
Penn Series Large Cap Value Fund*	5,878,230	263,336	1,198,936	549,607	(5,104)	5,487,133	97,792	—
Penn Series Large Core Growth Fund*	—	1,963,906	359,162	29,441	247,810	1,881,995	46,538	—
Penn Series Large Core Value Fund*	3,914,035	204,204	842,401	424,873	12,928	3,713,639	98,141	—
Penn Series Large Growth Stock Fund*	1,963,965	3,731,501	635,476	262,383	304,936	5,627,309	51,041	—
Penn Series Mid Cap Growth Fund*	3,819,412	667,310	915,183	454,626	(383,130)	3,643,035	92,958	—
Penn Series Mid Core Value Fund*	9,845,349	374,049	3,787,329	1,579,332	(745,823)	7,265,578	175,328	—
Penn Series Real Estate Securities Fund*	7,784,620	793,168	1,401,759	330,421	(155,611)	7,350,839	215,063	—
Penn Series Small Cap Index Fund*	5,773,886	45,882	2,516,614	(142,316)	464,852	3,625,690	92,539	—
Penn Series SMID Cap Growth Fund*	1,923,636	290,954	445,302	195,256	(137,361)	1,827,183	34,711	—
Penn Series SMID Cap Value Fund*	1,925,787	224,672	386,824	154,941	(98,516)	1,820,060	42,337	—
Affiliated Fixed Income Funds — 36.9%
Penn Series High Yield Bond Fund*	8,060,059	331,556	1,595,648	520,249	122,746	7,438,962	360,939	—
Penn Series Limited Maturity Bond Fund*	6,086,665	390,401	1,259,617	121,089	220,018	5,558,556	362,593	—
Penn Series Quality Bond Fund*	60,330,018	3,745,865	12,576,011	916,708	3,246,639	55,663,219	3,178,939	—
Affiliated International Equity Funds — 9.0%
Penn Series Developed International Index Fund*	7,856,584	1,762,346	2,405,698	862,940	1,227,270	9,303,442	397,074	—
Penn Series Emerging Markets Equity Fund*	5,835,336	32,847	5,020,255	(310,020)	1,353,297	1,891,205	139,572	—
Penn Series International Equity Fund*	7,858,561	681,810	3,644,603	965,679	(283,092)	5,578,355	122,763	—
	$198,076,867	$19,126,111	$52,686,247	$13,518,806	$7,197,431	$185,232,968		$—
*	Non-income producing security.
Moderately Conservative Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 35.5%
Penn Series Flexibly Managed Fund*	$5,979,826	$313,027	$1,282,793	$654,588	$(8,458)	$5,656,190	47,265	$—
Penn Series Index 500 Fund*	9,626,941	1,485,158	2,745,937	1,079,091	452,113	9,897,366	158,612	—
Penn Series Large Cap Growth Fund*	740,200	74,628	171,905	50,238	17,148	710,309	14,478	—
Penn Series Large Cap Value Fund*	2,211,283	158,609	484,714	213,775	(9,346)	2,089,607	37,241	—
Penn Series Large Core Value Fund*	1,472,391	117,060	339,172	76,114	87,895	1,414,288	37,376	—
Penn Series Mid Core Value Fund*	2,222,208	168,507	1,198,423	541,742	(350,625)	1,383,409	33,383	—
Penn Series Real Estate Securities Fund*	2,928,355	370,956	563,823	40,923	22,987	2,799,398	81,902	—
Penn Series Small Cap Index Fund*	723,981	120,213	242,340	3,285	85,205	690,344	17,620	—
Penn Series SMID Cap Value Fund*	724,424	113,241	164,950	69,776	(49,390)	693,101	16,122	—
Affiliated Fixed Income Funds — 56.4%
Penn Series High Yield Bond Fund*	3,790,198	201,009	751,991	138,883	163,100	3,541,199	171,819	—
Penn Series Limited Maturity Bond Fund*	5,342,889	247,104	1,646,412	201,733	88,336	4,233,650	276,168	—
Penn Series Quality Bond Fund*	34,043,749	3,142,867	7,039,365	42,132	2,314,130	32,503,513	1,856,283	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

Moderately Conservative Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated International Equity Funds — 7.0%
Penn Series Developed International Index Fund*	$2,216,647	$746,422	$716,368	$294,971	$292,790	$2,834,462	120,976	$—
Penn Series International Equity Fund*	2,956,267	316,220	1,402,063	152,183	101,821	2,124,428	46,752	—
	$74,979,359	$7,575,021	$18,750,256	$3,559,434	$3,207,706	$70,571,264		$—
*	Non-income producing security.
Conservative Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 20.5%
Penn Series Flexibly Managed Fund*	$3,366,309	$525,233	$1,072,516	$400,187	$(24,608)	$3,194,605	26,695	$—
Penn Series Index 500 Fund*	3,335,252	1,015,751	1,309,420	498,006	54,300	3,593,889	57,594	—
Penn Series Large Core Value Fund*	414,323	72,375	134,119	28,908	17,936	399,423	10,556	—
Penn Series Mid Core Value Fund*	833,675	146,264	663,562	192,918	(118,717)	390,578	9,425	—
Penn Series Real Estate Securities Fund*	823,962	183,368	235,063	24,080	(5,924)	790,423	23,125	—
Affiliated Fixed Income Funds — 75.1%
Penn Series High Yield Bond Fund*	2,133,515	304,085	611,499	114,625	59,192	1,999,918	97,036	—
Penn Series Limited Maturity Bond Fund*	5,156,316	646,690	2,494,466	321,002	(43,155)	3,586,387	233,946	—
Penn Series Quality Bond Fund*	25,550,904	5,166,314	7,348,254	(176,188)	1,948,114	25,140,890	1,435,802	—
Affiliated International Equity Funds — 2.0%
Penn Series Developed International Index Fund*	831,686	112,488	367,409	79,801	143,894	800,460	34,164	—
	$42,445,942	$8,172,568	$14,236,308	$1,483,339	$2,031,032	$39,896,573		$—
*	Non-income producing security.
5 — Purchases and Sales of Securities
During the year ended December 31, 2025, the Funds made the following purchases and sales of portfolio securities, other than short-term securities:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Limited Maturity Bond Fund	$ —	$ 2,952,419	$ 21,644,930	$ 24,485,537
Quality Bond Fund	49,583,911	62,104,259	53,749,758	64,040,698
High Yield Bond Fund	—	—	137,916,518	146,061,932
Flexibly Managed Fund	2,243,272,171	2,210,312,699	3,822,208,841	4,408,573,945
Balanced Fund	—	—	5,754,413	14,870,024
Large Growth Stock Fund	—	—	130,463,990	173,259,028
Large Cap Growth Fund	—	—	15,235,053	20,059,361
Large Core Growth Fund	—	—	33,212,315	44,355,286
Large Cap Value Fund	—	—	100,897,302	117,395,200
Large Core Value Fund	—	—	76,041,727	85,522,494
Index 500 Fund	—	—	31,345,819	91,075,265
Mid Cap Growth Fund	—	—	62,670,824	81,549,755
Mid Cap Value Fund	—	—	31,034,490	40,442,855
Mid Core Value Fund	—	—	48,014,226	63,349,795
SMID Cap Growth Fund	—	—	88,262,286	96,651,416
SMID Cap Value Fund	—	—	29,492,645	37,809,946
Small Cap Growth Fund	—	—	28,854,131	43,790,896
Small Cap Value Fund	—	—	119,387,834	137,164,740
Small Cap Index Fund	—	—	11,356,919	23,677,609

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Developed International Index Fund	$—	$—	$8,683,517	$10,984,558
International Equity Fund	—	—	485,285,272	517,554,335
Emerging Markets Equity Fund	—	—	68,404,862	88,373,277
Real Estate Securities Fund	—	—	30,763,007	38,483,354
Aggressive Allocation Fund	—	—	9,894,243	18,230,871
Moderately Aggressive Allocation Fund	—	—	23,294,061	54,082,438
Moderate Allocation Fund	—	—	19,126,111	52,686,247
Moderately Conservative Allocation Fund	—	—	7,575,021	18,750,256
Conservative Allocation Fund	—	—	8,172,568	14,236,308
6 — Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code for federal income tax purposes. As such, each Fund is required to distribute all investment company taxable income and net capital gains, if any, to its shareholders in order to avoid the imposition of entity-level federal, state, and local income taxes as well as an entity-level excise tax. Except for the Money Market Fund, to the extent any Fund had undistributed investment company taxable income and net capital gains at December 31, 2025, such undistributed investment company taxable income and net capital gains were deemed distributed as consent dividends in place of regular distributions. Accordingly, no provision has been made for federal, state, or local income and excise taxes.
Reclassification of Capital Accounts:
Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain or net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2025, primarily attributable to consent dividends, were reclassed between the following accounts:
	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Money Market Fund	$—	$—
Limited Maturity Bond Fund	(2,948,534)	2,948,534
Quality Bond Fund	(14,826,337)	14,826,337
High Yield Bond Fund	(7,414,228)	7,414,228
Flexibly Managed Fund	(756,797,122)	756,797,122
Balanced Fund	(6,984,095)	6,984,095
Large Growth Stock Fund	(51,104,228)	51,104,228
Large Cap Growth Fund	(3,483,417)	3,483,417
Large Core Growth Fund	250,946	(250,946)
Large Cap Value Fund	(11,221,827)	11,221,827
Large Core Value Fund	(4,314,468)	4,314,468
Index 500 Fund	(75,199,282)	75,199,282
Mid Cap Growth Fund	(903,371)	903,371
Mid Cap Value Fund	(3,909,941)	3,909,941
Mid Core Value Fund	(5,255,552)	5,255,552
SMID Cap Growth Fund	(567,590)	567,590

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
SMID Cap Value Fund	$(1,971,232)	$1,971,232
Small Cap Growth Fund	(9,519,413)	9,519,413
Small Cap Value Fund	(12,047,025)	12,047,025
Small Cap Index Fund	(5,138,365)	5,138,365
Developed International Index Fund	(6,610,902)	6,610,902
International Equity Fund	(24,498,033)	24,498,033
Emerging Markets Equity Fund	(652,896)	652,896
Real Estate Securities Fund	(4,871,919)	4,871,919
Aggressive Allocation Fund	(5,014,291)	5,014,291
Moderately Aggressive Allocation Fund	(15,751,143)	15,751,143
Moderate Allocation Fund	(12,981,780)	12,981,780
Moderately Conservative Allocation Fund	(3,388,568)	3,388,568
Conservative Allocation Fund	(1,493,969)	1,493,969
These reclassifications had no effect on net assets or net asset value per share.
Tax character of distributions:
The tax character of dividends and distributions declared and paid or deemed distributed during the years ended December 31, 2025 and 2024 were as follows:
	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2025	2024	2025	2024	2025	2024
Money Market Fund	$4,530,842	$6,724,790	$—	$—	$4,530,842	$6,724,790
Limited Maturity Bond Fund	2,948,534	6,597,587	—	—	2,948,534	6,597,587
Quality Bond Fund	14,826,335	14,945,851	—	—	14,826,335	14,945,851
High Yield Bond Fund	7,414,228	7,978,769	—	—	7,414,228	7,978,769
Flexibly Managed Fund	261,443,533	209,082,081	495,353,592	449,485,122	756,797,125	658,567,203
Balanced Fund	1,660,087	1,653,368	10,579,483	11,784,773	12,239,570	13,438,141
Large Growth Stock Fund	1,640,453	—	49,463,775	26,901,322	51,104,228	26,901,322
Large Cap Growth Fund	145,676	665,152	3,337,741	8,609,590	3,483,417	9,274,742
Large Core Growth Fund	—	—	—	—	—	—
Large Cap Value Fund	1,433,915	2,615,589	9,787,912	16,133,043	11,221,827	18,748,632
Large Core Value Fund	1,344,694	4,489,564	2,969,774	10,979,554	4,314,468	15,469,118
Index 500 Fund	8,439,005	8,658,844	66,760,277	57,285,307	75,199,282	65,944,151
Mid Cap Growth Fund	698,525	—	204,846	19,617,208	903,371	19,617,208

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2025	2024	2025	2024	2025	2024
Mid Cap Value Fund	$817,470	$2,124,165	$3,092,471	$9,338,621	$3,909,941	$11,462,786
Mid Core Value Fund	2,637,999	2,879,820	2,617,747	3,873,582	5,255,746	6,753,402
SMID Cap Growth Fund	—	—	1,007,768	—	1,007,768	—
SMID Cap Value Fund	837,318	1,491,329	1,133,914	2,984,006	1,971,232	4,475,335
Small Cap Growth Fund	—	656,903	9,722,140	11,012,082	9,722,140	11,668,985
Small Cap Value Fund	3,520,787	6,773,749	8,526,238	5,109,707	12,047,025	11,883,456
Small Cap Index Fund	905,605	1,266,318	4,232,761	5,606,511	5,138,366	6,872,829
Developed International Index Fund	2,463,361	1,797,307	4,147,541	3,938,421	6,610,902	5,735,728
International Equity Fund	10,182,494	—	14,315,539	23,383,835	24,498,033	23,383,835
Emerging Markets Equity Fund	652,896	289,683	—	—	652,896	289,683
Real Estate Securities Fund	2,230,018	3,645,409	2,641,901	2,292,280	4,871,919	5,937,689
Aggressive Allocation Fund	969,344	935,316	8,267,372	8,993,629	9,236,716	9,928,945
Moderately Aggressive Allocation Fund	3,887,765	4,042,745	25,552,619	28,624,832	29,440,384	32,667,577
Moderate Allocation Fund	4,989,446	5,332,742	20,724,319	25,970,730	25,713,765	31,303,472
Moderately Conservative Allocation Fund	2,318,477	2,608,911	5,502,841	7,532,675	7,821,318	10,141,586
Conservative Allocation Fund	1,497,747	1,801,568	2,255,762	3,114,252	3,753,509	4,915,820
Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.
Capital loss carryforwards:
At December 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains:

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	Short-Term Capital Loss	Long-Term Capital Loss
Money Market Fund	$ 1,334	$ —
Limited Maturity Bond Fund	1,261,234	6,320,766
Quality Bond Fund	11,423,501	32,810,741
High Yield Bond Fund	1,432,104	4,386,573
Large Core Growth Fund	14,497,565	41,496,106
Emerging Markets Equity Fund	11,432,270	5,248,114
During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

Limited Maturity Bond Fund	$ 342,147
High Yield Bond Fund	255,619
Large Core Growth Fund	5,957,274
SMID Cap Growth Fund	788,694
Emerging Markets Equity Fund	3,883,476
Tax cost of securities:
At December 31, 2025, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2025 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Money Market Fund	$113,123,035	$—	$—	$—
Limited Maturity Bond Fund	71,042,976	364,589	(1,952,199)	(1,587,610)
Quality Bond Fund	354,611,572	3,776,898	(12,903,753)	(9,126,855)
High Yield Bond Fund	117,939,535	3,868,568	(645,104)	3,223,464
Flexibly Managed Fund	4,776,440,556	361,963,659	(105,402,558)	256,561,101
Balanced Fund	52,301,786	27,997,281	—	27,997,281
Large Growth Stock Fund	195,722,317	187,212,942	(6,528,256)	180,684,686
Large Cap Growth Fund	48,466,056	24,078,983	(690,087)	23,388,896
Large Core Growth Fund	90,439,107	48,315,388	(2,750,741)	45,564,647
Large Cap Value Fund	132,937,384	31,932,945	(3,838,516)	28,094,429
Large Core Value Fund	110,486,337	23,045,241	(3,016,196)	20,029,045
Index 500 Fund	393,966,188	553,169,230	(18,770,014)	534,399,216
Mid Cap Growth Fund	100,657,420	24,119,038	(6,795,069)	17,323,969
Mid Cap Value Fund	65,755,323	21,765,641	(2,726,808)	19,038,833
Mid Core Value Fund	64,715,703	6,186,099	(5,535,029)	651,070
SMID Cap Growth Fund	58,813,449	10,694,427	(1,911,007)	8,783,420
SMID Cap Value Fund	41,528,601	5,708,964	(3,883,883)	1,825,081
Small Cap Growth Fund	65,412,404	33,695,075	(4,353,261)	29,341,814
Small Cap Value Fund	129,078,177	19,370,607	(4,846,804)	14,523,803
Small Cap Index Fund	71,962,147	23,995,811	(15,409,153)	8,586,658
Developed International Index Fund	58,027,714	40,644,655	(4,151,895)	36,492,760
International Equity Fund	209,508,396	15,767,828	(12,359,101)	3,408,727
Emerging Markets Equity Fund	54,835,898	13,013,658	(1,582,579)	11,431,079
Real Estate Securities Fund	92,564,583	10,702,866	(10,128,595)	574,271
Aggressive Allocation Fund	42,145,080	13,708,789	(150,179)	13,558,610

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Moderately Aggressive Allocation Fund	$140,354,058	$49,601,378	$(274,077)	$49,327,301
Moderate Allocation Fund	143,937,133	42,612,379	(116,895)	42,495,484
Moderately Conservative Allocation Fund	60,259,577	11,218,715	(97,302)	11,121,413
Conservative Allocation Fund	36,691,096	4,405,443	(162,106)	4,243,337
The differences between book basis and tax basis appreciation are primarily due to wash sales, Passive Foreign Investment Companies, Partnership Investments, Trust Preferred Securities, real estate investment trust adjustments, and the treatment of certain corporate actions.
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
7 — Derivative Financial Instruments
The Funds may trade derivative financial instruments in the normal course of investing activities to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include purchase options, written options, forward foreign currency exchange contracts and futures contracts.
The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
Futures Contracts—A futures contract is a standardized contract between two parties to buy or sell a specified asset at a specified future date at a price agreed today (the future price). The party agreeing to buy the underlying asset in the future assumes a long position. The price is determined by the instantaneous equilibrium between the forces of supply and demand among competing buy and sell orders on the exchange at the time of the purchase or sale of the contract.
To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. The Index 500, Developed International Index and Small Cap Index Funds employ futures to maintain market exposure and otherwise assist in attempting to replicate the performance of their respective indices. These derivatives offer unique characteristics and risks that assist the Funds in meeting their investment objectives. The Funds typically use derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of futures contracts to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing these instruments, the Funds may more effectively achieve the desired fund characteristics that assist in meeting the Funds’ investment objectives.
Futures contracts involve a number of risks, such as possible default by the counterparty to the transaction, credit risk with respect to initial and variation margins held in a brokerage account, market movement and the potential of greater loss than if these techniques had not been used by a Fund. These investments can also increase the Fund’s share price and expose the Fund to significant additional costs.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the year ended December 31, 2025. Open futures contracts held by the Quality Bond, Index 500, Small Cap Index and Developed International Index Funds at December 31, 2025 are listed after the Fund’s Schedule of Investments.
Options—An option establishes a contract between two parties concerning the buying or selling of an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in some specific transaction on the asset, while the seller incurs the obligation to fulfill the transaction if so requested by the buyer. The price of an option derives from the difference between the reference price and the value of the underlying asset plus a premium based on the time remaining until the expiration of the option. The Funds may buy and sell options, or write options.
Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statements of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statements of Operations.
The Flexibly Managed Fund received premiums for options written. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk that there may be an illiquid market where the Funds are unable to close the contract.
The total market value of written options held in the Flexibly Managed Fund as of December 31, 2025 can be found on the Schedule of Investments.
Forward Foreign Currency Contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
The Mid Core Value Fund and Developed International Index Fund entered into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund hedged currencies in times of base currency weakness in order to reduce the volatility of returns for the local securities which the Fund owns.
Foreign forward currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs. The forward foreign currency contracts outstanding are listed after the Fund’s Schedule of Investments.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments at value Futures variation margin receivable*	Call options written, at value Futures variation margin payable*
Foreign currency contracts	Net unrealized appreciation of forward foreign currency contracts	Net unrealized depreciation of forward foreign currency contracts
Interest rate contracts	Futures variation margin receivable*	Futures variation margin payable*
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following is a summary of the gross amount of each Fund’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2025:
	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Quality Bond Fund	$ —	$ —	$ —	$ —	$ —	$ (32,260)
Flexibly Managed Fund	—	—	—	(14,282,633)	—	—
Index 500 Fund	—	—	—	(20,441)	—	—
Mid Core Value Fund	—	4,918	—	—	(12,952)	—
Small Cap Index Fund	—	—	—	(11,570)	—	—
Developed International Index Fund	62,084	63	—	(42,692)	(288)	—
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may participate in International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “ISDA”) with derivative contract counterparties or enter into similar agreements covering foreign exchange contracts (“Fx Letters”). An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) traded derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Also, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. An Fx Letter is also a bilateral agreement between a Fund and a counterparty and is limited to cover only foreign exchange contracts. Fx Letters typically contain netting provisions covering events of default and do not require collateral to be posted. ISDAs and Fx Letters containing netting provisions may be referred to as Master Netting Agreements (“MNA”).
Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker for OTC traded derivatives or by the clearing house for exchange traded derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts and options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following table presents derivative assets and liabilities net of amounts available for offset under a MNA and, as applicable, the related collateral and potential loss exposure to each Fund as of December 31, 2025:
		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Flexibly Managed Fund
Bank of America	ISDA	$—	$(43,259)	$(43,259)	$43,259	$—
Barclays	ISDA	—	(3,939,707)	(3,939,707)	—	(3,939,707)
Citigroup	ISDA	—	(859,276)	(859,276)	—	(859,276)
Goldman Sachs	ISDA	—	(2,035,027)	(2,035,027)	2,035,027	—
JP Morgan	ISDA	—	(1,442)	(1,442)	—	(1,442)
UBS Securities	ISDA	—	(7,177,130)	(7,177,130)	—	(7,177,130)
Wells Fargo	ISDA	—	(226,792)	(226,792)	226,792	—
Total		$—	$(14,282,633)	$(14,282,633)	$2,305,078	$(11,977,555)
Mid Core Value Fund
Bank of America	Fx Letter	52	—	52	—	52
Citibank N.A.	Fx Letter	969	(4,184)	(3,215)	—	(3,215)
Goldman Sachs	Fx Letter	1,050	(4,427)	(3,377)	—	(3,377)
JPMorgan	Fx Letter	1,506	(4,341)	(2,835)	—	(2,835)
Morgan Stanley	Fx Letter	350	—	350	—	350
UBS Securities	Fx Letter	991	—	991	—	991
Total		$4,918	$(12,952)	$(8,034)	$—	$(8,034)
Developed International Index Fund
Hong Kong & Shanghai Bank	Fx Letter	—	(288)	(288)	—	(288)
UBS Securities	Fx Letter	63	—	63	—	63
Total		$63	$(288)	$(225)	$—	$(225)
The following is a summary of the location of derivatives on the Funds’ Statements of Operations as of December 31, 2025:
Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) of futures contracts
Net change in unrealized appreciation (depreciation) of purchased options
Net change in unrealized appreciation (depreciation) of written options
Interest rate contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) of futures contracts
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contracts Net change in unrealized appreciation (depreciation) of forward foreign currency contracts

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ 136,956
Quality Bond Fund	—	—	438,478
Flexibly Managed Fund	1,572,668	—	—
Large Growth Stock Fund	—	5,728	—
Index 500 Fund	315,282	—	—
Mid Core Value Fund	—	(361,730)	—
Small Cap Index Fund	(24,321)	—	—
Developed International Index Fund	501,816	(49,218)	—
Emerging Markets Equity Fund	—	(38)	—
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ (81,368)
Quality Bond Fund	—	—	278,081
Flexibly Managed Fund	(6,148,782)	—	—
Index 500 Fund	83,863	—	—
Mid Core Value Fund	—	(77,316)	—
Small Cap Index Fund	29,442	—	—
Developed International Index Fund	116,185	(10,517)	—
The table below summarizes the average balance of derivative holdings by Fund during the year ended December 31, 2025. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Average Derivative Volume
Fund	Forward foreign currency contracts (average cost)	Futures contracts (average notional value) long	Futures contracts (average notional value) short	Purchased options (average notional cost)	Written options (premiums received)
Limited Maturity Bond Fund	$ —	$ —	$ (455,375)	$ —	$ —
Quality Bond Fund	—	13,722,703	—	—	—
Flexibly Managed Fund	—	—	—	—	(10,033,670)
Index 500 Fund	—	2,749,700	—	—	—
Mid Core Value Fund	(5,231,831)	—	—	—	—
Small Cap Index Fund	—	405,448	—	—	—
Developed International Index Fund	(520,214)	3,287,622	(841,609)	—	—
The Large Growth Stock Fund and Emerging Markets Equity Fund had derivative activity during the period but did not have open positions at any quarter-end.
8 — Credit and Market Risk
The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds’ ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.
The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2025

High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.
The funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
9 —  Contractual Obligations
In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, management of the Funds expects the risk of loss to be remote.
10 —  Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that no additional subsequent events require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Directors
Penn Series Funds, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Penn Series Funds, Inc., comprised of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund (the Funds), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodian, transfer agent, underlying companies, agent banks and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Penn Series Funds, Inc. investment companies since 2004.
Philadelphia, Pennsylvania
February 24, 2026

Penn Series Funds, Inc.
December 31, 2025

Tax Information (unaudited)
Each Fund reports the following amounts distributed during the year ended December 31, 2025 as capital gain dividends:
Fund	Long-Term Capital Gains
Flexibly Managed Fund	$ 495,353,592
Balanced Fund	10,579,483
Large Growth Stock Fund	49,463,775
Large Cap Growth Fund	3,337,741
Large Cap Value Fund	9,787,912
Large Core Value Fund	2,969,774
Index 500 Fund	66,760,277
Mid Cap Growth Fund	204,846
Mid Cap Value Fund	3,092,471
Mid Core Value Fund	2,617,747
SMID Cap Growth Fund	1,007,768
SMID Cap Value Fund	1,133,914
Small Cap Growth Fund	9,722,140
Small Cap Value Fund	8,526,238
Small Cap Index Fund	4,232,761
Developed International Index Fund	4,147,541
International Equity Fund	14,315,539
Real Estate Securities Fund	2,641,901
Aggressive Allocation Fund	8,267,372
Moderately Aggressive Allocation Fund	25,552,619
Moderate Allocation Fund	20,724,319
Moderately Conservative Allocation Fund	5,502,841
Conservative Allocation Fund	2,255,762
Each Fund reports the following percentages of ordinary income dividend paid during the year ended December 31, 2025 as being eligible for the dividends received deduction available to corporate shareholders:
Fund
Flexibly Managed Fund	10.45%
Balanced Fund	26.30%
Large Growth Stock Fund	87.02%
Large Cap Growth Fund	100.00%
Large Cap Value Fund	100.00%
Large Core Value Fund	100.00%
Index 500 Fund	100.00%
Mid Cap Growth Fund	64.49%
Mid Cap Value Fund	100.00%
Mid Core Value Fund	47.21%
SMID Cap Value Fund	63.03%
Small Cap Value Fund	44.38%
Small Cap Index Fund	53.98%
International Equity Fund	2.77%
Emerging Markets Equity Fund	3.31%
Real Estate Securities Fund	(13.12%)
Aggressive Allocation Fund	32.87%
Moderately Aggressive Allocation Fund	25.67%
Moderate Allocation Fund	15.27%
Moderately Conservative Allocation Fund	8.51%
Conservative Allocation Fund	4.12%

Penn Series Funds, Inc.
December 31, 2025

Tax Information (unaudited) continued
Disclosure of Portfolio Holdings
Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, on the Fund’s website at http://www.pennmutual.com or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for the most recent twelve-month period ended December 31, 2025 is available on the Fund’s website at http://www.pennmutual.com and on the SEC’s website at http://www.sec.gov.

Penn Series Funds Management (Unaudited)
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Archie C. MacKinlay (1955)*	Director; No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)*	Director; No set term; served since 2010.	Retired (2010 – Present).	29	Director, CSS Industries (2005-2020).
David B. Pudlin (1949)*	Director; No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.
INTERESTED DIRECTORS
David M. O’Malley (1974)*	Director and Chairman of the Board; No set term; served since 2022.	President and Chief Executive Officer (2022 – Present), President and Chief Operating Officer (2016 – 2021), Penn Mutual; Chairman (2022 – Present), Chairman and Chief Executive Officer (2014 – 2021), PMAM.	29	None.
* The address of each Director is: Penn Series Funds, Inc. Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
OFFICERS
Keith Huckerby (1971)*	President; One year; served since 2022.	President and Chief Operating Officer (2025-Present) Senior Managing Director and Chief Operating Officer (2022 – 2025), President and Chief Operating Officer (2019 – 2021), PMAM.
Steven Viola (1975)*	Treasurer One year; served since 2015.	Assistant Treasurer (2016 – Present), PMAM.
Tyler J. Thur (1984)*	Assistant Treasurer One year; served since 2017.	Chief Financial Officer (2023 - Present), Controller and Treasurer (2015 - 2022), PMAM.

Penn Series Funds Management (Unaudited)
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Victoria Robinson (1965)*	Chief Compliance Officer One year; served since 2021; Secretary One year; served since 2019. AML Officer One year; served since 2019.	Chief Ethics and Compliance Officer, Penn Mutual and insurance affiliates (2019 – Present); Chief Compliance Officer, PMAM (2021 – Present); Chief Compliance Officer, HTK (2019 – Present).
* The address of each Officer is: Penn Series Funds, Inc. Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.
Additional information about the Fund’s Directors is available in the Fund’s Statement of Additional Information, which is available upon request, without charge, by calling 1-800-523-0650.

About The Penn Mutual Life Insurance Company
For over 175 years, Penn Mutual has empowered individuals, families and businesses on the journey to achieve their financial goals. Through our partnership with Financial Professionals across the U.S., we help instill the confidence and reliability that comes from a stronger financial future. Penn Mutual and its affiliates offer a comprehensive suite of competitive products and services to meet the unique needs of Financial Professionals and their clients, including life insurance, annuities, wealth management and institutional asset management. To learn more, including current financial strength ratings, visit www.pennmutual.com.

THE PENN MUTUAL
LIFE INSURANCE COMPANY

THE PENN MUTUAL
LIFE INSURANCE COMPANY
2026 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com
PM9250	02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form N-CSR under the heading “Investment Advisory and Other Corporate Services”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President (principal executive officer)

Date March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President (principal executive officer)

Date March 5, 2026

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer (principal financial officer)

Date March 5, 2026

* Print the name and title of each signing officer under his or her signature.